As filed with the Securities and Exchange	Registration No. 333-167182
Commission on April 23, 2014	Registration No. 811-02512

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 9	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]

(Check appropriate box or boxes.)

Variable Annuity Account B
(Exact Name of Registrant)
of

ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646
(Address and Telephone Number of Depositor’s Principal Office)

J. Neil McMurdie, Esq.
One Orange Way, C2N
Windsor, CT 06095
860-580-2824
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2014 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts
PART A

ING LIFE INSURANCE AND ANNUITY COMPANY
Variable Annuity Account B

May 1 , 2014, Prospectus

for the

ING express Retirement Variable Annuity

The contract described in this prospectus is a single premium deferred individual variable annuity contract (the “contract”)
issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us” or “our”). It is intended to be used by retirement plan participants who want to roll over their interest in the employer sponsored retirement plan group variable annuity with a similar minimum guaranteed withdrawal benefit (the “Group Contract”) into either a traditional Individual
Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the “Code”) a Roth
IRA under Code Section 408A.

Why Reading this Prospectus is Important. This prospectus sets forth the information you ought to know before investing. You should read it carefully and keep it for future reference.

Investment Options. The contract currently offers one investment option after the Right to Examine Period. This option is a Sub-account of Variable Annuity Account B (the “Separate Account”), which invests in the Voya Retirement
Moderate Portfolio. Unless required otherwise by state law, Premium will be allocated to the Sub-account that invests in the Voya Money Market Portfolio during the Right to Examine Period. See Page 10

Right to Examine Period. You may return the contract within 15 days of its receipt (or longer as required by state law). If so returned, unless otherwise required by law in the state in which the contract was issued, we will promptly pay you the
Accumulation Value plus any charges that we may have deducted. Where applicable, this amount may be more or less than the Premium paid, depending on the investment results of the Sub-account. See page 29.

How to Reach Us. To reach Customer Service –

  Call: 1-888-854-5950
  Write: P.O. Box 10450, Des Moines, Iowa 50306-0450
  Visit: www.ingfinancialsolutions.com.

Getting Additional Information. You may obtain the May 1 , 2014, Statement of Additional Information (“SAI”)
for the contract without charge by contacting Customer Service at the telephone number and address shown above. The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 41. You may also obtain a prospectus or SAI for any of the Funds without charge in the same way. This prospectus, the SAI and other information about the Separate Account may be obtained without charge by accessing the Securities and Exchange
Commission (“SEC”) website, www.sec.gov. The SEC maintains a web site (www.sec.gov) that contains the SAI, material incorporated by reference, and other information about us, which we file electronically. The reference number assigned to the contract is 333-167182. If you received a summary prospectus for an underlying Fund available through the contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT: FDIC/NCUA INSURED; A DEPOSIT OF A BANK; BANK GUARANTEED; NOR INSURED BY ANY FEDERAL
GOVERNMENT AGENCY. MAY LOSE VALUE.

We may pay compensation to broker/dealers whose registered representatives sell the contract. See page 30.

1

Contents

Contents	2	Surrender and Withdrawals	22
Glossary 3		Withdrawals	22
Synopsis – The Contract	5	Regular Withdrawals	22
Synopsis – Fees and Expenses	7	Systematic Withdrawals	23
Condensed Financial Information	8	Withdrawals from Individual Retirement Annuities 23
ING Life Insurance and Annuity Company 8		Sub-account Transfers	24
Organization and Operation	8	Spousal Beneficiary Contract Continuation 24
Variable Annuity Account B and its Sub-accounts	9	Payment of the Proceeds to a Spousal or Non-spousal
		Beneficiary	25
Organization and Operation	9	Death Benefit Once Annuity Payments Have Begun	26
Sub-accounts	10	Annuity Payments	26
Changes to a Sub-account and/or Variable Annuity Account		The Annuity Plans	26
B	11	Death of the Annuitant 28
Voting Rights [11]		Other Important Information	29
Fees and Expenses	11	Reports to Contract Owners	29
Premium Tax 11		Suspension of Payments	29
Excess Transfer Charge	12	Misstatement Made by Owner in Connection with Purchase
Annual Administrative Charge	12	of the Contract	29
Mortality and Expense Risk Charge	12	Assignment	29
MGWB Charge	12	Contract Changes	29
Underlying Fund Expenses	12	Right to Examine and Return the Contract	29
The Contract	13	Special Arrangements	30
Owner	13	Administrative Procedures	30
Annuitant 13		Other Contracts	30
Beneficiary	13	Selling the Contract	30
Change of Owner or Beneficiary	14	State Regulation	32
Availability of the Contract	14	Legal Proceedings 32
Contract Purchase Requirements 14 Crediting of the Premium Payment 14		U.S. Federal Income Tax Considerations	33
		Introduction	33
Accumulation Value	15	Taxation of Qualified Contracts	33
Minimum Guaranteed Withdrawal Benefit	15	General	33
Highlights 15		Tax Deferral	34
MGWB Base	16	Contributions	34
Withdrawals and Excess Withdrawals	16	Distributions – General	34
Ratchets	17	Withholding 37
Lifetime Withdrawal Phase	17	Assignment and Other Transfers	37
Maximum Annual Withdrawal (“MAW”)	18	Possible Changes in Taxation	37
Required Minimum Distributions	19	Same-Sex Marriages 37
Lifetime Automatic Periodic Benefit Status	[20]	Taxation of of Company	38
Death of the Annuitant and Spousal Continuation of the		Statement Additional Information	41
MGWB 21
Other Events that Terminate the MGWB	21

2

Glossary
This glossary defines some of the important terms used throughout this prospectus that have special meaning. The page references are to sections of the prospectus where more information can be found.

Accumulation Value – The sum of the value of your	General Account – An account that holds the assets that
investment in each available Sub-account. See page 15.	support our general insurance, annuity and corporate
Annuitant – The individual upon whose life the Minimum	obligations. All guarantees and benefits provided under
Guaranteed Withdrawal Benefits, Death Benefit and	the contract that are not related to the Separate Account
Annuity Payments are based. See page 13.	are subject to the claims of our creditors and the claims
Annuity Commencement Date – The date on which Annuity	paying ability of the Company and our General Account.
Payments commence. See page 26.	Joint and Survivor MGWB – The Minimum Guaranteed
Annuity Payments – Periodic Annuity Plan payments made	Withdrawal Benefit payable for the life of the Annuitant
by us to you or, subject to our consent, to a payee	and the life of the Annuitant’s spouse (as defined under
designated by you. See page 26.	federal law).
Annuity Plan – An option elected by you, or the contractually	Lifetime Automatic Periodic Benefit Status – A period
designated default option if none is elected, that	during which we will pay you MGWB Periodic
determines the frequency, duration and amount of	Payments. See page 20.
Annuity Payments. See page 26.	Lifetime Withdrawal Eligibility Age – Age 62. The age of
Beneficiary – The individual or entity you select to receive	the Annuitant on or after which you may begin the
the Death Benefit. See page 13.	Lifetime Withdrawal Phase. See page 17.
Business Day –Any day that the New York Stock Exchange	Lifetime Withdrawal Phase – The period under the
(“NYSE”) is open for trading, exclusive of federal	Minimum Guaranteed Withdrawal Benefit during which
holidays, or any day the SEC requires that mutual funds	the Maximum Annual Withdrawal is calculated and
be valued.	available for Withdrawal (see pages 15 and 18). The
Cash Surrender Value – The amount you receive upon	Lifetime Withdrawal Phase begins on the date of the first
Surrender of the contract, which equals the Accumulation	Withdrawal on or after the date the Annuitant reaches age
Value minus any applicable charges. See page 22.	62, the Lifetime Withdrawal Eligibility Age. See page
Contract Anniversary – The same day and month each year	17.
as the Contract Date. If the Contract Date is February	Maximum Annual Withdrawal or “MAW” – Based on the
29th , in non-leap years, the Contract Anniversary shall be	Annuitant’s age, the maximum amount available for
March 1st .	Withdrawal from the contract under the Minimum
Contract Date – The date on which the contract is issued.	Guaranteed Withdrawal Benefit in any Contract Year
Contract Year – The period beginning on a Contract	without reducing the MGWB Base in future Contract
Anniversary (or, in the first Contract Year only, beginning	Years. See page 18.
on the Contract Date) and ending on the day preceding the	MGWB Base – The factor that is used to calculate the MAW
next Contract Anniversary.	and the charge for the Minimum Guaranteed Withdrawal
Death Benefit – The amount payable to the Beneficiary upon	Benefit. The MGWB Base on the Contract Date will
death of the Annuitant (1) prior to the Annuity	equal the Annuitant’s MGWB Base under the Group
Commencement Date and before the	Contract that is rolled over into the contract. The MGWB
contract enters Lifetime Automatic Periodic Benefit	Base has no cash value. See page 16.
Status, or (2) while the Table 2 Annuity	MGWB Charge – The charge deducted from the
Plan is in effect and before the contract	Accumulation Value for the MGWB. See page 12.
enters Lifetime Automatic Periodic Benefit Status. See	MGWB Periodic Payments – The payments that occur after
page 24.	the contract enters the Lifetime Automatic Periodic
Excess Transfer – If more than one Sub-account is available	Benefit Status. See page 20.
for investment at any one time, any transfer between	Minimum Guaranteed Withdrawal Benefit or MGWB –
available Sub-accounts after 12 transfers have occurred	The benefit available after the Annuitant reaches the
within any Contract Year.	Lifetime Withdrawal Eligibility Age that guarantees that
Excess Transfer Charge – The charge we may access on	the Annuitant (and the Annuitant’s spouse if a joint and
each Excess Transfer. See page 12.	Survivor MGWB has been elected) will have a pre-
Excess Withdrawal – Any Withdrawal taken before	determined amount, the MAW, available for Withdrawals
commencement of the Lifetime Withdrawal Phase or any	from the contract each Contract Year, even if the
Withdrawal in a Contract Year on or after the Lifetime	Accumulation Value is reduced to zero (other than by
Withdrawal Phase has begun that exceeds the then current	Excess Withdrawal or Surrender). See page 15.
Maximum Annual Withdrawal (MAW).
See page 16.
Fund – The mutual fund in which a Sub-account invests. See
page 10.

3

Net Return Factor – The value that reflects: (1) the	Ratchet Date – The applicable date on which the Ratchet is to
investment experience of a Fund in which a Sub-account	occur. See page 17.
invests; and (2) the charges assessed against that Sub-	Right to Examine Period – The period of time during which
account during a Valuation Period. See page 15.	you have the right to return the contract for any reason, or
Notice to Us – Notice made in a form that: (1) is approved by	no reason at all, and receive the amount described in the
or is acceptable to us; (2) has the information and any	Right to Examine and Return the Contract section of this
documentation we determine in our discretion to be	prospectus. See page 29. Exercise of the Right to
necessary to take the action requested or exercise the right	Examine will result in termination of the contract,
specified; and (3) is received by us at Customer	including the MGWB.
Service at the address specified on page 1. Under	Separate Account – Variable Annuity Account B. The
certain circumstances, we may permit you to provide	Separate Account is a segregated asset account that
Notice to Us by telephone or electronically.	supports variable annuity contracts. The Separate
Notice to You – Written notification mailed to your last	Account is registered as a unit investment trust under the
known address. A different means of notification may	Investment Company Act of 1940 and it also meets the
also be used if you and we mutually agree. When action	definition of “separate account” under the federal
is required by you, the time frame and manner for	securities laws.
response will be specified in the notice.	Specially Designated Sub-account – A Sub-account that is
Owner – The individual (or entity) that is entitled to exercise	used as a “holding” account or for administrative
the rights incident to ownership. The terms “you” or	purposes. The Specially Designated Sub-account is
“your,” when used in this prospectus, refer to the Owner.	designated by us and is currently the Voya Money
See page 13.	Market Portfolio.
Premium – The single payment made by you to us to put the	Sub-account – A division of the Separate Account that invests
contract into effect. See page 14.	in a Fund.
Proof of Death – The documentation we deem necessary to	Surrender – A transaction in which the entire Cash Surrender
establish death, including, but not limited to: (1) a	Value is taken from the contract. See page 22.
certified copy of a death certificate; (2) a certified copy of	Valuation Period – The time from the close of regular trading
a statement of death from the attending physician; (3) a	on the NYSE on one Business Day to the close of regular
finding of a court of competent jurisdiction as to the cause	trading on the next succeeding Business Day.
of death; or (4) any other proof we deem in our discretion	Withdrawal – A transaction in which only a portion of the
to be satisfactory to us. See page 24.	Cash Surrender Value is taken from the contract. Annuity
Ratchet – An increase to the MGWB Base equal to the	Payments under the Table 2 Annuity Plan
amount by which the Accumulation Value on the	are treated as Withdrawals, as are required minimum
applicable Ratchet Date is greater than the MGWB Base	distributions made in accordance with the requirements of
on such Ratchet Date. See page 17.	Section 408(b)(3) or 408(a)(6) of the Code and the
Treasury regulations thereunder. See pages 22 and 26.

4

Synopsis – The Contract
This synopsis reviews some important things that you should know about the contract. We urge you to read the entire prospectus for complete details. This Synopsis is designed only as a guide. Certain features and benefits may vary depending on the state in which your contract is issued.

The contract is a single premium deferred individual variable	Portfolio during the Right to Examine Period and then
annuity with a Minimum Guaranteed Withdrawal Benefit.	automatically reallocated to the Voya Retirement
The contract will be used as a rollover vehicle for	Moderate Portfolio. Different investment options may be
interests in an employer sponsored retirement plan group	available in the future. See page 10.
variable annuity contract, also issued by the Company and
which also offers a similar minimum guaranteed withdrawal	Because earnings under the contract are tax-deferred,
benefit (hereinafter referred to as the “Group Contract”). As a	you do not pay taxes on the earnings until the money is paid to
rollover vehicle, the single premium will equal the individual	you because of a Withdrawal (including Withdrawals under
account value rolled from the retirement plan Group Contract	the MGWB), Annuity Payments or Surrender. Special rules
and the Maximum Annual Withdrawal Percentage and the	apply to taxation of amounts invested in a Roth IRA. See
MGWB Base will also be equal to the same amounts in the	page 33.
retirement plan Group Contract. The contract will
be issued as either a traditional Individual Retirement	During the income phase, we begin to pay money to you.
Annuity (“IRA”) or as a Roth IRA, depending on the type	The income phase begins upon election of MAW payments
of account being rolled into the contract from the	under the MGWB or when you elect to begin receiving
employer sponsored retirement plan Group Contract.	Annuity Payments.

There is no minimum Premium amount, however, the	The contract includes a minimum guaranteed
minimum MGWB Base that may be rolled over into the	withdrawal benefit, or MGWB, which generally provides,
contract is $5,000. No additional premiums are	subject to certain restrictions and limitations, that we will
allowed after acceptance of the single Premium.	guarantee MAW payments for the lifetime of the Annuitant in
the case of a single life MGWB or for the life of the Annuitant
You can use the contract to preserve the MGWB and	and the Annuitant’s spouse in the case of a Joint and Survivor
other accrued benefits from the retirement plan Group	MGWB, even if these withdrawals deplete your Accumulation
Contract following a distributable event (e.g. retirement,	Value to zero. It is important to note that Excess Withdrawals
severance from employment, disability and death) under the	(as described more fully on page 16) will decrease the value of
Annuitant’s employer sponsored retirement plan. The contract	the MGWB and may, if applicable, result in the loss of the
is not meant to be used to meet short-term financial goals and	MGWB. This is more likely to occur if such withdrawals are
you should roll over your interest in the Group Contract only	made during periods of negative market activity. For more
if the contract’s MGWB, and other features and benefits are	information about the MGWB, and how withdrawals can
suitable for you. Do not roll over your interest in the Group	affect this benefit, see page 15. While you are receiving
Contract if you do not need the retirement income for life	MAW payments, your Accumulation Value can increase or
offered by the MGWB. When considering an investment in	decrease, based upon the performance of the underlying
the contract, you should consult with your investment	Fund(s) in which your Accumulation Value is allocated.
professional about your financial goals, investment time
horizon and risk tolerance. See page 14.	If you elect to begin receiving Annuity Payments instead of
THE CONTRACT	MAW payments, we use Accumulation Value of your contract
to determine the amount of income you receive. Depending
How does the contract work?	on the Annuity Plan you choose, you can receive payouts for
The contract is between you and us. You pay premium into	life or for a specific period of time. You select the date the
your contract, which premium is rolled over from your	payouts start, which we refer to as the Annuity
retirement plan’s Group Contract, and we agree to make	Commencement Date, and how often you receive them. See
payments to you, starting upon election of MAW payments	page 29 for more information about Annuity Payments and
under the MGWB or when you elect to begin receiving	Annuity Plans available to you.
Annuity Payments.
What happens if I die?
The contract has an accumulation phase and an income phase.	The contract has a death benefit that pays money to
your Beneficiary if the Annuitant dies. The death benefit is
During the accumulation phase, your contract’s value, which	equal to the Accumulation Value. For more information about
we refer to as the Accumulation Value can increase or	the death benefit, see page 24.
decrease, based upon the performance of the underlying
investment option(s) to which your Accumulation Value is
allocated. Currently, unless otherwise required by state law, your Premium is allocated to the Voya Money Market

5

FEES AND EXPENSES
OTHER INFORMATION
What fees and/or charges do you deduct from my
contract?	What else do I need to know?
You will pay certain fees and charges while you own the	We may change your contract from time to time to follow
contract, and these fees and charges will be deducted	federal or state laws and regulations. If we do, we will provide
from your Accumulation Value. The amount of the fees and	Notice to You of such changes in writing.
charges depend on your Accumulation Value (for the
Mortality and Expense Risk Charge), your MGWB Base (for	Compensation: We may pay the broker-dealer for selling the
the MGWB Charge) and each underlying Fund’s fees and	contract to you. Your broker-dealer also may have certain
charges. For specific information about these fees and	revenue sharing arrangements or pay its personnel more for
charges, see page 7.	selling the contract than for selling other annuity contracts.
See page 30 for more information.
TAXES
Right to Examine the Contract: You may cancel the contract
How will payouts and withdrawals from my	by returning it within 15 days of receiving it (or a longer
contract be taxed?	period if required by state law). See page 29 for more
The contract is tax-deferred, which means you do not	information.
pay taxes on the contract’s earnings until the money is paid to
you. When you make a withdrawal (including MGWB	State Variations: Due to state law variations, the options and
withdrawals), you pay ordinary income tax on the	benefits described in this prospectus may vary or may not be
accumulated earnings. Annuity Plan payments are taxed as	available depending on the state in which the contract is
annuity payments, which generally means that only a portion	issued. Possible state law variations include, but are not
of each payment is taxed as ordinary income. You may pay a	limited to, minimum Premium and MGWB Base amounts,
federal income tax penalty on earnings you withdraw before	investment options, issue age limitations, Right to Examine
age 59½. See page 33 for more information. Your	rights, annuity payment options, ownership and interests in the
contract may also be subject to a premium tax, which depends	contract and assignment privileges. This prospectus describes
on your state of residency. See page 11 for more information.	all the material features of the contract. To review a copy of the contract and any endorsements, contact Customer
Does buying an annuity contract in a retirement plan	Service .
provide extra tax benefits?
No. Buying an annuity contract within an IRA or other tax-
deferred retirement plan doesn’t give you any extra tax
benefits, because amounts contributed to such plans are
already tax-deferred. Choose to purchase the contract
based on its other features and benefits as well as its risks and costs, not its tax benefits.

6

Synopsis – Fees and Expenses
The following tables describe the fees and charges that you will pay when buying, owning, and Surrendering the contract.

Maximum Transaction Charges
This item shows the maximum transactional fees and charges that you will pay if more than one Sub-account is available at any time and you transfer Accumulation Value between Sub-accounts. Premium taxes ranging from 0.0% to 3.5% may also be deducted.

Excess Transfer Charge[1]	$50

Maximum Periodic Fees and Charges
This item describes the maximum recurring fees and charges that you will pay periodically during the time that you own the contract, not including underlying Fund fees and expenses.

Maximum Annual Administrative Charge[2]	$80
Separate Account Annual Expenses
Maximum Mortality and Expense Risk Charge[3]	1.50%
(as a percentage of Accumulation Value)
Maximum MGWB Charge[4]	2.00%
(as a percentage of the MGWB Base)
Maximum Total Separate Account Annual Expenses	3.50%
(as a percentage of Accumulation Value5 )

Fund Fees and Expenses
This item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. The minimum and maximum expenses listed below are based on expenses for the Funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets,	0.59%[6]	0.66%[7]
including management fees, distribution (12b-1)
and/or service fees, and other expenses.)

1.	The charge is assessed on each transfer between Sub-accounts after 12 during a Contract Year (which we refer to as an Excess
Transfer). Because only one Sub-account is currently available after the Right to Examine Period this charge is currently not applicable.
2.	The current charge may be less than the maximum amount shown.
3.	This charge is accrued and deducted on Business Days as a percentage of and from the Accumulation Value in each Sub-account.
The current charge may be less than the maximum amount shown.
4.	This charge is for the MGWB and is calculated and accrued each Business Day but deducted quarterly from the Accumulation
Value in each Sub-account. The current charge may be less than the maximum amount shown. For more information, please see pages 12 and 15.
5.	Assuming that your Accumulation Value equals your MGWB Base at the time of purchase. Yours may not be equal and so your total percentage may be higher or lower depending on your MGWB Base.
6.	This is the amount for the Voya Money Market Portfolio (Class S), which is used for administrative purposed during the
Right to Examine Period.
7.	This is the amount for the Voya Retirement Moderate Portfolio (Class I), which is the only Fund currently available after the
Right to Examine Period.

7

Example

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction charges, administrative charges, Separate Account annual expenses and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum Fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you Surrender or annuitize your Contract at the end of the applicable time period
1 year	3 years	5 years	10 years
$496	$1,496	$2,497	$4,998

If you do not Surrender your Contract
1 year	3 years	5 years	10 years
$496	$1,496	$2,497	$4,998

Condensed Financial Information

In the first amendment to this prospectus after we issue the first contract, we will provide condensed financial information about the Variable Annuity Account B Sub-accounts available under the contract. These tables will show the accumulation unit values of the Sub-accounts at the beginning of the period(s) shown, at the end of the period(s) shown and the number of accumulation units outstanding at the end of the period(s) shown.

Financial Statements
The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to consolidated financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

ING Life Insurance and Annuity Company

Organization and Operation

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life
8

Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as
Aetna Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S.,
Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), The Department of Labor (“DOL”), the IRS
and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “U.S. Federal Income Tax Considerations” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

Variable Annuity Account B and its Sub-accounts

Organization and Operation
We established Variable Annuity Account B (the “Separate Account”) under Connecticut Law in 1976 as a continuation of the separate account of Aetna Variable Annuity Life Insurance Company established in 1974 under Arkansas law. The Separate Account was established as a segregated asset account to fund variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account”
under the federal securities laws.

9

Although we hold title to the assets of the Separate Account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the
Company. All guarantees and benefits provided under the contract that are not related to the Separate Account, including payment of the MGWB Periodic Payments, are subject to the claims of our creditors and the claims paying ability of the Company and our
General Account.

Sub-accounts
The Separate Account is divided into “Sub-accounts.” Each Sub-account invests directly in shares of a corresponding Fund. While there is only one Sub-account currently available after the Right to Examine Period, we reserve the right to add additional Sub-
accounts in the future. Under certain circumstances, we may make certain changes to the Sub-accounts. For more information, see page 11.

More information about the Sub-account(s) available under the contract is contained below. You bear the entire investment risk for amounts allocated through a Sub-account to an underlying Fund, and you may lose your principal. The investment results of the underlying Funds are likely to differ significantly. There is no assurance that any Fund will achieve its investment objectives. You should carefully consider the investment objectives, risks and charges and expenses of an underlying Fund before investing. More information is available in the prospectus for an underlying Fund. You may obtain a copy of the prospectus for an underlying Fund by contacting Customer Service . Contact information for Customer Service appears on page 1.

Please work with your investment professional to determine if the available Sub-account(s) may be suited to your financial needs, investment time horizon and risk tolerance.

In connection with the rebranding of ING U.S. as Voya FinancialTM, effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

During the Right to Examine Period. Unless required otherwise by state law, Premium will be automatically allocated to the Sub-
account that invests in the Voya Money Market Portfolio during the Right to Examine Period. Please note that the Voya
Money Market Portfolio is the Specially Designated Variable Sub-Account and may only be used for certain administrative purposes during the Right to Examine Period, and you may not transfer Accumulation Value to the Sub-account that invests in this Fund after the Right to Examine Period, see page 29.

Voya Money Market Portfolio* (Class S)
Investment Adviser:	Voya Investments, LLC
Investment Subadviser:	Voya Investment Management Co. LLC
Investment Objective:	The Portfolio seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of
$1.00.

*There is no guarantee that the Voya Money Market Portfolio subaccount will have a positive or level return.

After the Right to Examine Period. After the Right to Examine Period, your Accumulation Value will automatically be reallocated to the Voya Retirement Moderate Portfolio.

Voya Retirement Moderate Portfolio (Class I)
Investment Adviser:	Directed Services LLC
Investment Subadviser:	Voya Investment Management Co. LLC
Investment Objective:	The Portfolio seeks a high level of total return (consisting of capital appreciation and income)
consistent with a level of risk that can be expected to be greater than that of Voya Retirement
Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

The Voya Retirement Moderate Portfolio is structured as a “fund of funds.” Funds structured as fund of funds may have higher fees and expenses than Funds that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. This Fund is an affiliated Fund, and the underlying funds in which it invests may be affiliated as well. The Fund prospectuses disclose the aggregate annual operating expenses of each Fund and its corresponding underlying fund or funds.

10

Changes to a Sub-account and/or Variable Annuity Account B
Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the Separate Account with respect to some or all classes of contracts:

Offer additional Sub-accounts that will invest in Funds we find appropriate for contracts we issue;
Combine two or more Sub-accounts;
Close Sub-accounts. We will provide advance notice by a supplement to this prospectus if we close a Sub-account;
Substitute a new Fund for a Fund in which a Sub-account currently invests. In the case of a substitution, the new Fund may different fees and charges than the Fund it replaced. A substitution may become necessary if, in our judgment:
A Fund no longer suits the purposes of your contract;
There is a change in laws or regulations;
There is a change in the Fund’s investment objectives or restrictions;
The Fund is no longer available for investment; or
Another reason we deem a substitution is appropriate.
Stop selling the contract;
Limit or eliminate any voting rights for the Separate Account (as discussed more fully below); or
Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s) and or shareholders.

We will provide you with written notice before we make any of these changes to the Sub-accounts and/or Variable Annuity Account B that affect the contracts.

Voting Rights
We will vote the shares of an underlying Fund owned by the Separate Account according to your instructions. However, if the 1940
Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a trust in our own right, we may decide to do so without consulting you.

We determine the number of shares that you have in a Sub-account by dividing the contract’s Accumulation Value in that Sub-account by the net asset value of one share of the underlying Fund in which a Sub-account invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that Sub-account. We will also vote shares we hold in the
Separate Account that are not attributable to contract Owners in the same proportion. The effect of proportional voting is that a small number of contract Owners may decide the outcome of a vote.

Fees and Expenses

We deduct the following fees and expenses to compensate us for our costs, the services we provide, and the risks we assume under the contracts. We incur costs for distributing and administering the contracts, including compensation and expenses paid in connection with sales of the contracts, for paying the benefits payable under the contracts and for bearing various risks associated with the contracts. Fees and expenses expressed as a percentage are rounded to the nearest hundredth of one percent. We expect to profit from the charges and may use the profits to finance the distribution of contracts. All current charges under the contract will be determined and applied in a non-discriminatory manner.

Premium Tax
In certain states, the Premium you pay for the contract is subject to a premium tax. A premium tax is generally any tax or fee imposed or levied by any state government or political subdivision thereof on your Premium received by us. Currently, the premium tax ranges from zero to 3.5%, depending on your state of residence. We reserve the right to recoup the amount of any premium tax from the
Accumulation Value if and when:

  The premium tax is incurred by us; or
  The Accumulation Value is applied to an Annuity Plan on the Annuity Commencement Date.

Unless you direct otherwise, a charge for any premium taxes will be deducted proportionally from the Accumulation Value. We reserve the right to change the amount we charge for the premium tax if you change your state of residence. We do not expect to incur any other tax liability attributable to the contract. We also reserve the right to charge for any other taxes as a result of any changes in applicable law.

11

Excess Transfer Charge
Currently, only one investment option is available after the Right to Examine Period so an Excess Transfer charge cannot be incurred.
If, however, additional investment options are available in the future, there is a maximum $50 charge for each transfer exceeding 12 during a Contract Year (which we refer to as an Excess Transfer).

Annual Administrative Charge
The maximum annual administrative charge of $80 may be assessed to cover a portion of our ongoing administrative expenses. The current charge may be less than this maximum amount, and the charge applicable to you will be set forth in your contract. You may contact Customer Service for information about the current annual administrative charge. The charge is deducted from the Accumulation Value in each Sub-account (1) on each Contract Anniversary prior to the Annuity Commencement Date, (2) on the
Annuity Commencement Date, (3) on each Contract Anniversary following the Annuity Commencement Date if you elect the
Payments for Life with Surrender Right and Death Benefit Annuity Plan, and (4) at Surrender. We currently do not impose this charge and we guarantee not to impose this charge if at the time of deduction the Accumulation Value is at least $100,000 or the
Premium received was at least $100,000.

Mortality and Expense Risk Charge
The maximum annual mortality and expense risk charge is 1.50% of the Accumulation Value. The current charge may be less than this maximum amount, and the charge applicable to you will be set forth in your contract. You may contact Customer Service for information about the current annual mortality and expense risk charge. The charge is deducted from the Accumulation
Value in each Sub-Account on each Business Day. This charge compensates us for Death Benefit and age risks and the risk that expense charges will not cover actual expenses. If there are any profits from this charge, we may use them to finance the distribution of the contracts.

MGWB Charge
The maximum annual MGWB Charge is 2.00 % of the MGWB Base. The current charge may be less than this maximum amount, and the charge applicable to you will be set forth in your contract. You may contact Customer Service for information about the current MGWB Charge. The MGWB charge is equal to the MGWB Base on the previous Business Day multiplied by the MGWB
Charge and the sum of the daily accruals is deducted proportionally from the Accumulation Value in each Sub-account on each quarterly Contract Anniversary. This charge compensates us for the risk that the assumptions used in designing the MGWB prove inaccurate.

The charge for the MGWB will continue to be assessed until the Accumulation Value is reduced to zero, or until the MGWB is terminated. See page 21. Deduction of the MGWB Charge will not result in termination of the contract. The MGWB charge will be prorated in the event that:

  The contract (and therefore the MGWB) is terminated by Surrender. See page 22.
  The Accumulation Value is applied to an Annuity Plan described in Table 1. See page 26.
  The MGWB is terminated upon an impermissible ownership change. See page 14.

Also, the MGWB will terminate upon the death of the Annuitant in the case of a single life MGWB or the lives of the Annuitant and the Annuitant’s spouse in the case of a Joint and Survivor MGWB (subject to the surviving spouse’s option to continue the contract).
See page 21. Upon Proof of Death (see page 24), any charges which are due but unpaid for any period the MGWB was active and in force prior to the date of death will be deducted, or any charges that have been deducted for any period of time after the date of death will be refunded.

Underlying Fund Expenses
As shown in the prospectuses for the underlying Funds, each underlying Fund deducts management fees from the amounts allocated to
it. In addition, each underlying Fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract Owner services provided on behalf of the Fund.
Furthermore, certain underlying Funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. Fees are deducted from the value of the underlying Fund shares on a daily basis, which in turn affects the value of each Sub-account that purchases Fund shares. For a more complete description of these fees and expenses, review each prospectus for the underlying Fund. You should evaluate the expenses associated with the underlying Fund(s)
available through the contract before making a decision to invest.

The Company may receive compensation from each of the underlying Funds or their affiliates based on an annual percentage of the average net assets held in that underlying Fund by the Company. The percentage paid may vary from one Fund company to another.
For certain underlying Funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from underlying Fund assets. Any such fees deducted from underlying Fund assets are disclosed in the prospectuses for the underlying
Fund. The Company may also receive additional compensation from certain underlying Funds for administrative, recordkeeping or other services provided by the Company to the underlying Funds or their affiliates. These additional payments may also be used by

12

the Company to finance distribution. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

Please note that certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated Funds. For more information, please see page
30.

The Contract

The contract described in this prospectus is a single premium deferred individual variable annuity contract. The contract currently provides a means for you to invest in one Sub-account and has a Minimum Guaranteed Withdrawal Benefit. The contract is non-
participating, which means that it will not pay dividends resulting from any surplus or earnings of the Company. We urge you to read the contract, which further describes the operation of the contract and has additional information about the rights and responsibilities under the contract.

Owner
The Owner is the individual (or entity) entitled to exercise the rights incident to ownership. The Owner may be either the Annuitant or a custodian holding the contract for the benefit of the Annuitant. No other Owners are permitted.

Annuitant
The Annuitant is the individual upon whose life the Minimum Guaranteed Withdrawal Benefits, Death Benefit and Annuity Payments
are based. If you do not designate the Annuitant, the Owner will be the Annuitant. The Annuitant must be a natural person, who is designated by you at the time the contract is issued. The Annuitant must be the Owner, unless the Owner is a custodian that holds the contract for the benefit of the Annuitant. The Annuitant cannot be changed while he or she is still living.

Beneficiary
The Beneficiary is the individual or entity designated by you to receive the Death Benefit. You may designate one or more primary
Beneficiaries and contingent Beneficiaries. The Death Benefit will be paid to the primary Beneficiary. The Owner may designate a contingent Beneficiary, who will become the Beneficiary if all primary Beneficiaries die before the Annuitant. The Owner may also designate any Beneficiary to be an irrevocable Beneficiary. An irrevocable Beneficiary is a Beneficiary whose rights and interest under the contract cannot be changed without the consent of such irrevocable Beneficiary.

Payment of the Death Benefit to the Beneficiary:

  We pay the Death Benefit to the primary Beneficiary;
  If all primary Beneficiaries die before the Annuitant, we pay the Death Benefit to any contingent Beneficiary, who shall take the place of, and be deemed to be, the primary Beneficiary;
  If the Annuitant dies (or the Annuitant’s spouse dies who has continued the contract after the Annuitant’s death), is the Owner and there is no surviving Beneficiary or no Beneficiary is designated, we pay the Death Benefit to the Owner’s estate;
  If the Owner is not a natural person and all Beneficiaries die or no Beneficiary has been designated before the Annuitant’s death (or the Annuitant’s spouse’s death who has continued the contract after the Annuitant’s death), the Owner will be deemed to be the primary Beneficiary;
  If a Joint and Survivor MGWB has been elected, the Annuitant’s spouse will be deemed to be the sole primary Beneficiary notwithstanding any other Beneficiary designation made; and
  In the case of more than one Beneficiary, we will assume any Death Benefit is to be paid in equal shares to all primary Beneficiaries, unless you provide Notice to Us directing otherwise.

We will deem a Beneficiary to have predeceased the Annuitant if:

  The Beneficiary died at the same time as the Annuitant;
  The Beneficiary died within 24 hours after the Annuitant’s death; or
  There is insufficient evidence to determine that the Beneficiary and Annuitant died other than at the same time.

The Beneficiary may decide how to receive the Death Benefit, subject to the distribution requirements under Section 72(s) of the
Code. You may restrict a Beneficiary’s right to elect an Annuity Plan or receive the Death Benefit in a single lump-sum payment.

13

Change of Owner or Beneficiary You may change the ownership of the contract before the Annuity Commencement Date. Only the following ownership changes are allowed:

  Continuation of the contract by a Beneficiary who is the spouse (as defined under federal law) of the deceased Annuitant;
  From one custodian to another for the benefit of the Annuitant;
  From a custodian for the benefit of the Annuitant to the Annuitant;
  From the Annuitant to a custodian for the benefit of the Annuitant;
  Collateral assignments; and
  Pursuant to a court order.

You have the right to change the Beneficiary unless you have designated such person as an irrevocable Beneficiary at any time prior to the Annuity Commencement Date. Unless you specify otherwise, a change of Beneficiary cancels any existing Beneficiary designations in the same class (primary or contingent).

Notice to Us is required for any change to the Owner or Beneficiary. Any such change will take effect as of the date Notice to Us is signed by the Owner, subject to any payment made or action taken by us before receiving such Notice to Us. A change of Owner likely has tax consequences. See page 33.

Availability of the Contract
The contract is designed for participants in employer sponsored retirement plans who want to rollover their interest in the Group
Contract, which offers similar minimum guaranteed withdrawal benefits and other features, into an individual retirement annuity. The contract is designed for long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes, and the provision of lifetime income in retirement through the MGWB. The tax-deferred feature is more attractive to people in high federal and state income tax brackets. You should not buy the contract if:

  You are looking for a short-term investment;
  You cannot risk getting back an amount less than your initial investment; or
  Your assets are in a plan that already provides for tax-deferral and you can identify no other benefits in purchasing the contract.

When considering an investment in the contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing interest in the Group Contract with the contract may not be beneficial to you. Before purchasing the contract, you should determine whether your existing interest in the Group Contract will be subject to any fees or penalties upon termination of such interest. You should also compare the fees, charges, coverage provisions and limitations, if any, of your existing interest under the Group Contract to the contract.

Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn, which is known as tax-deferral. IRAs and other qualified plans already provide tax-deferral found in the contract and the contract is not necessary to provide this favorable tax treatment. The contract provides, however, other features and benefits like the MGWB and
Annuity Plans, which other IRAs and qualified plans may not provide. You should not purchase the contract unless you want these other features and benefits, taking into account the costs of these other features and benefits. See page 33 for more information.

Contract Purchase Requirements
We will issue a contract so long as the Annuitant is between the ages 48 and 80 at the time of application and is rolling over his or her interest in their employer sponsored retirement plan’s Group Contract.

There is no minimum Premium requirement; however, the minimum MGWB Base must be at least $5,000. The Premium will equal the Annuitant’s individual account value under the retirement plan Group Contract which is being rolled into the contact. The initial
MGWB Base will equal the Annuitant’s MGWB Base in the retirement plan Group Contract which is being rolled into the contract.

Crediting of the Premium Payment
We will process your Premium within 2 Business Days of receipt and allocate it, except as noted below, according to the instructions you specify, in an amount equal to the Accumulation Value as next determined after receipt, so long as the application and all information necessary for processing is complete.

14

In the event that an application is incomplete for any reason, we are permitted to retain your Premium for up to 5 Business Days while attempting to complete it. If the application cannot be completed during this time, we will inform you of the reasons for the delay.
We will also return the Premium promptly. Alternatively, you may direct us to hold the Premium, which we will place in a non-
interest bearing account until the application is completed. Once the application is completed, we will process your Premium within 2
Business Days and allocate it as described below.

Unless otherwise required by state law, we will allocate your Premium to the Sub-account that invests in the Voya Money Market
Portfolio during the Right to Examine Period. We refer to this Sub-account as the Specially Designated Variable Sub-account –
currently. After Right to Examine Period expires, we will automatically transfer your Accumulation Value in the Specially
Designated Variable Sub-account to the Sub-account that invests in the Voya Retirement Moderate Portfolio. The Accumulation
Value will be allocated based on the Accumulation Value next computed for the new Sub-account.

Accumulation Value
When we allocate your Premium to the Specially Designated Variable Sub-account as described above, we will convert it to accumulation units. We will divide the amount of the Premium allocated to a particular Sub-account by the value of an accumulation unit for the Sub-account to determine the number of accumulation units of the Sub-account to be held in the Separate Account with respect to your contract. Each Sub-account of Variable Annuity Account B has its own accumulation unit value. This value may increase or decrease from day to day based on the investment performance of the applicable underlying Fund. Shares in an underlying
Fund are valued at their net asset value. The net investment results of each Sub-account vary with its investment performance.

On the Contract Date, the Accumulation Value in a Sub-account equals the Premium allocated to that Sub-account, less a charge for premium tax, if applicable. We calculate the Accumulation Value at the close of each Business Day thereafter as follows:

  Accumulation Value in each Sub-account at the close of the preceding Business Day; multiplied by
  The Sub-account’s Net Return Factor for the current Valuation Period (see below); plus or minus
  Any transfers to or from the Sub-account during the current Valuation Period; minus
  Any Withdrawals from the Sub-account during the current Valuation Period; minus
  The MGWB Charge, which is accrued daily and deducted quarterly, and applicable taxes, including any premium taxes, not previously deducted, allocated to the Sub-account.

A Sub-account’s Net Return Factor is an index number that reflects certain charges under the contract and the investment performance of the Sub-account. The Net Return Factor is calculated for each Sub-account as follows:

  The net asset value of the Fund in which the Sub-account invests at the close of the current Business Day; plus
  The amount of any dividend or capital gains distribution declared for and reinvested in such Fund during the current Valuation Period; divided by
  The net asset value of the Fund at the close of the preceding Business Day; minus
  The daily charge (e.g. the Mortality and Expense Risk Charge) for each day in the current Valuation Period.

Minimum Guaranteed Withdrawal Benefit

Highlights
The MGWB guarantees an amount available for regular or systematic Withdrawals from the contract each Contract Year once the
Lifetime Withdrawal Phase begins (which is the date of your first Withdrawal on or after the Annuitant reaches age 62). We use the
MGWB Base (which is adjusted as described below) as part of the calculation of the pre-determined amount the MGWB guarantees to be available for regular or systematic Withdrawals from the contract each Contract Year (which we refer to as the Maximum Annual
Withdrawal (“MAW”) amount). The guarantee continues when the MGWB enters Lifetime Automatic Periodic Benefit Status (which begins when your Accumulation Value is reduced to zero by a Withdrawal less than or equal to the MAW), at which time we will make periodic payments to you in an aggregate annual amount equal to the MAW until the Annuitant’s death in the case of a single life MGWB, or the deaths of both the Annuitant and the Annuitant’s spouse in the case of a Joint and Survivor MGWB. The MGWB
Base is eligible for Ratchets (which are recalculations of the MGWB Base as described below), and is subject to adjustment for any
Excess Withdrawals. The MGWB has an allowance for Withdrawals from a contract subject to the Required Minimum Distribution rules of the Code that would otherwise be Excess Withdrawals. The MGWB allows for spousal continuation if a Joint and Survivor
MGWB has been elected.

The MGWB is an obligation of our General Account and payment of the benefit is dependent upon the claims paying ability of the Company. Benefits and guarantees are subject to the certain conditions, limitations and restrictions and you should consider the risk that, depending on the market performance of your Accumulation Value and how long you live, the MGWB may not provide a benefit to you.

15

MGWB Base
The MGWB Base is a factor that is used to calculate the MAW and the MGWB Charge. On the Contract Date, the MGWB Base is set
equal to the Annuitant’s MGWB Base under the retirement plan Group Contract rolled into the contract. The MGWB Base under the
Group Contract is based on the amount of contributions to the Group Contract by or on behalf of the Annuitant, the Annuitant’s individual account value each year under the Group Contract on the Annuitant’s birthday or the date of the Annuitant’s lifetime withdrawal phase election under the Group Contract and the amount of excess withdrawals, if any, by the Annuitant under the Group
Contract. The MGWB Base may be increased by Ratchets and may decrease due to any Withdrawals. The MGWB has no cash value.
You may contact Customer Service to determine your current MGWB Base at any time.

Withdrawals and Excess Withdrawals
A Withdrawal is a transaction in which only a portion of the Cash Surrender Value is taken from the contract, and a Withdrawal is either an Excess Withdrawal or it is not. Deductions for fees and charges are not Withdrawals.

A Withdrawal that is not an Excess Withdrawal has no impact on the MGWB Base. On the other hand, a Withdrawal that is an
Excess Withdrawal results in the reduction of the MGWB Base as described below.

An Excess Withdrawal is:

· Any Withdrawal taken before the commencement of the Lifetime Withdrawal Phase; and

· Any Withdrawal taken during a Contract Year on or after the Lifetime Withdrawal Phase has begun that exceeds the then current MAW amount.

An Excess Withdrawal will decrease the MGWB Base (and consequently the MAW) and may cause the MGWB to terminate. The
MGWB terminating by an Excess Withdrawal is more likely to occur during periods of negative market activity. On the date that any
Excess Withdrawal occurs, we will apply an immediate pro rata reduction to the MGWB Base. The proportion of any such reduction will equal:

A

{B – (C – A)}

Where:

· A is the amount of the Excess Withdrawal;

· B is the Accumulation Value immediately prior to the Withdrawal; and· C is the total amount of the current Withdrawal.

A pro rata reduction of the MGWB Base means that the MGWB Base will be reduced in the same proportion as the Accumulation
Value is reduced by the portion of the Withdrawal that is considered an Excess Withdrawal, (rather than the total amount of the
Withdrawal).

The amount of the MGWB Base after an Excess Withdrawal will equal:

(1 – D) * E
Where:

  D is the proportion of the reduction of the MGWB Base (determined under the formula above); and
  E is the MGWB Base before the Excess Withdrawal
  Example:
  Assume a contract before the Lifetime Withdrawal Phase begins has an Accumulation Value of $90,000, an MGWB Base of $100,000, and there is no MAW amount because the Annuitant is not yet age 62. If a Withdrawal is taken the entire amount of the Withdrawal is considered an Excess Withdrawal because it occurred before commencement of the Lifetime Withdrawal Phase. If the withdrawal was for $3,000, the MGWB Base will be reduced by 3.33% = ($3,000/{$90,000 - ($3,000 – $3,000)} to $96,667 = ((1 - 3.33%) * $100,000).
			Maximum
Accumulation		Total		Excess	MGWB
	Withdrawal		Annual
Value		Withdrawals		Withdrawal	Base
			Withdrawal
$90,000			n/a		$100,000
	$3,000	$3,000		$3,000
$87,000			n/a		$96,667

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In addition to the MGWB Base, an Excess Withdrawal that occurs after the Lifetime Withdrawal Phase begins will also cause the
MAW to be recalculated. The adjustment to the MGWB Base and consequently the MAW is based on the amount by which the total
Withdrawals in the Contract Year exceed the MAW.

Example:
Assume a contract after the Lifetime Withdrawal Phase begins has an Accumulation Value of $53,000, an MGWB Base of
$100,000, and a MAW amount of $5,000. Also assume that three Withdrawals are taken within the same Contract Year
($3,000, $1,500 and $1,700). The first two Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the $5,000 MAW amount. With the third Withdrawal of $1,700, however, the total Withdrawals in that Contract Year exceeds the MAW by
$1,200 ($6,200 - $5,000). Consequently, the third Withdrawal of $1,700 results in adjustments to the MGWB Base and the
MAW is based on $1,200, which is the amount by which the total Withdrawals in the Contract Year exceed the MAW. The
MGWB Base will be reduced by 2.50% = ($1,200/{$48,500 – ($1,700 - $1,200)} to $97,500 = ((1 - 2.50%) * $100,000).
The MAW is also reduced by 2.50% to $4,875 = ((1 - 2.50%) * $5,000).

			Maximum
Accumulation		Total		Excess	MGWB
	Withdrawal		Annual
Value		Withdrawals		Withdrawal	Base
			Withdrawal
$53,000			$5,000		$100,000
	$3,000	$3,000		n/a
$50,000			$5,000		$100,000
	$1,500	$4,500		n/a
$48,500			$5,000		$100,000
	$1,700	$6,200		$1,200
$46,800			$4,875		$97,500

IMPORTANT NOTE: An Excess Withdrawal will be deemed to be a full Surrender and the Cash Surrender Value will be paid if, at the time of the Withdrawal, the Contract Date is more than 24 months in the past (36 months for contracts issued in New York) and the remaining Cash Surrender Value as of the close of that Business Day is less than $2,500 ($5,000 for contracts issued in New
York).

Ratchets
The MGWB Base is recalculated on each Ratchet Date, meaning each Contract Anniversary before the Lifetime Automatic Benefit
Status begins and the day the Lifetime Withdrawal Phase begins, to equal the greater of the current value of:

  The MGWB Base; and
  The Accumulation Value

We call each such recalculation a Ratchet. If the Accumulation Value on the applicable Ratchet Date is equal to or less than the
MGWB Base on such Ratchet Date, the amount of the MGWB Base remains unchanged. If the Accumulation Value on the applicable
Ratchet Date is equal to or greater than the MGWB Base on such Ratchet Date, the amount of the MGWB Base is increased to equal the Accumulation Value.

If a Ratchet is scheduled to occur on a non-Business Day, the determination of whether a Ratchet will occur will take place on the next
Business Day, calculated using the Accumulation Value as of the end of that Business Day, prior to the processing of any transactions.

Lifetime Withdrawal Phase
The Lifetime Withdrawal Phase is the period during which the MAW is available for Withdrawal in any Contract Year without reducing the MGWB Base in future Contract Years. The Lifetime Withdrawal Phase begins on the date of your first Withdrawal when the Annuitant is age 62 (which we refer to as the Lifetime Withdrawal Eligibility Age). On the date the Lifetime Withdrawal
Phase begins, a Ratchet occurs and the MGWB Base is recalculated to equal the greater of the current value of:

  The MGWB Base; and
  The Accumulation Value on the previous Business Day.

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Once begun, the Lifetime Withdrawal Phase will continue until the earliest of:

  The date the contract is Surrendered or otherwise terminated;
  The date of the Annuitant’s death in the case of single life MGWB, or the later of the date of the Annuitant’s death and the Annuitant’s spouse’s death in the case of a Joint and Survivor MGWB. See page 21 for details about spousal continuation;
  The Annuity Commencement Date, unless you elect the Payments under the Table 2 Annuity Plan for a Roth IRA contract. See page 26;
  The date the Accumulation Value is reduced to zero by an Excess Withdrawal; and
  The date the Lifetime Automatic Periodic Benefit Status begins.

Maximum Annual Withdrawal (“MAW”)
The MAW is the maximum amount available for regular or systematic Withdrawals from the contract under the MGWB in any
Contract Year without reducing the MGWB Base. The amount of the MAW is first calculated on the date the Lifetime Withdrawal
Phase begins. The MAW equals the MGWB Base multiplied by the MAW percentage. The MAW percentage is equal to the
Annuitant’s MAW percentage under the retirement plan Group Contract rolled into the contract. Under the Group Contract, the
MAW percentage is equal to the dollar weighted average of the withdrawal rates associated with contributions to the Group Contract by the Annuitant. The MAW percentage will not change for the life of the contract even though the MGWB Base may change.

The MAW is recalculated whenever the MGWB Base is recalculated, and the amount of the MAW will increase if the MGWB Base is increased through Ratchets. The amount of the MAW will decrease if the MGWB Base is decreased because of Excess Withdrawals.
The amount of the MAW will not be reduced by any negative market performance attributable to the Sub-account(s) in which your
Accumulation Value is allocated.

The MAW amount will be paid in monthly installments unless some other frequency of payment is requested and agreed to by us, and the frequency of MAW installments within a Contract Year may be changed subject to our approval. If a MAW installment is less than $100, we reserve the right to adjust the frequency so that the installment will be at least $100.

Adjustment to the MAW When Payments Begin before or after Age 65. The MAW is subject to downward or upward adjustment when the Lifetime Withdrawal Phase is elected at an age that is earlier or later than age 65, the assumed lifetime withdrawal commencement age. The adjustment factors for early and for deferred Lifetime Withdrawal commencements are as follows:

Early Lifetime Withdrawal Commencement:	The MAW is reduced to:
	•	95% when starting at age 64
	•	90% when starting at age 63
	•	85% when starting at age 62

Deferred Lifetime Withdrawal Commencement:	The MAW is increased to:
	•	102% when starting at age 66
	•	104% when starting at age 67
	•	106% when starting at age 68
	•	108% when starting at age 69
	•	110% when starting at age 70 or older

Adjustment to the MAW for Joint and Survivor MGWB. In the case of a Joint and Survivor MGWB, the MAW is subject to further downward adjustment by the Joint and Survivor Equivalency Factors shown in Appendix 1 to this Prospectus. The ages of the
Annuitant and the Annuitant’s spouse at the time the contract enters the Lifetime Withdrawal Phase will be used when making this adjustment. If the Annuitant or the Annuitant’s spouse is not alive when the contract enters the Lifetime Withdrawal Phase, we will use the age that the Annuitant or Annuitant’s spouse, as applicable, would have been had he or she still been living when making this adjustment. If the Annuitant dies before he or she attains the Lifetime Withdrawal Eligibility Age, the Lifetime Withdrawal Eligibility
Age and any adjustment to the MAW because of Early or Deferred Lifetime Withdrawal Eligibility for the Annuitant’s spouse will continue to be based on the age of the Annuitant (had he or she remained alive) and not the age of the surviving spouse.

See Appendix I for an example of how the Joint and Survivor Equivalency Factors are used to adjust the MAW. This example illustrates that when making adjustments to the MAW, an adjustment because of any Early or Deferred Lifetime Withdrawal
Commencement is made first, and then adjustment for an election of the Joint and Survivor MGWB, if applicable, is made.

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Adjustment to the MAW During the First Contract Year. If the Annuitant was receiving MAW payments under the retirement plan Group Contract at the time that the Annuitant rolled their interest in that Group Contract into the contract, then the first Contract
Year MAW payments under the contract will be adjusted to take into account the MAW payments received under the retirement plan
Group Contract during the withdrawal year in which the rollover occurred. The amount of the first Contract Year MAW payments under the contract in this circumstance will equal the sum of MAW payments remaining for the withdrawal year under the retirement plan Group Contract at the time of the rollover, plus the pro-rata portion of the full MAW amount for the first Contract Year under the contract. The pro-rata portion will be based on the period of time from the Annuitant’s birthday in the first Contract Year to the first
Contract Anniversary.

Example:
Assume the Annuitant was receiving monthly $1,000 MAW payments under the retirement plan Group Contract ($12,000 per year). Also assume that the withdrawal year under the Group Contract (which is from birthday to birthday) is from June 1 to
May 31. If the rollover occurs on October 15, the Annuitant would have received $5,000 in MAW payments under the Group
Contract (five monthly $1,000 payments from June to October) with $7,000 remaining ($12,000 - $5,000). In these circumstances the first Contract Year MAW under the contract following the rollover is equal to the sum of (a) and (b), where:

(a)	$7,000 (the remaining MAW amount under the Group Contract); and
(b)	$4,471.23 (the full first Contract Year MAW amount under the contract ($12,000), prorated for the period between the Annuitant’s next birthday (June 1st ) and the first Contract Anniversary (October 15th ) (136 (the number of days from June 1st to October 15th )/365 * $12,000 = $4,471.23)

Consequently, the total MAW for the first Contract Year under the contract is $11,471.23 ($7,000 + $4,471.23), which is less than the full MAW amount. Assuming no Excess Withdrawals, the full MAW amount of $12,000 will be available beginning in the second Contract Year.

Required Minimum Distributions
Except as noted below for a Joint and Survivor MGWB, for purposes of the MGWB we do not deem Withdrawals that exceed the
Maximum Annual Withdrawal to be Excess Withdrawals, if such Withdrawals relate to a contract subject to the Required Minimum
Distribution rules of the Code. You will be entitled to receive the amount by which the Required Minimum Distribution applicable to the contract for a calendar year exceeds the Maximum Annual Withdrawal without causing a pro rata adjustment to the MGWB Base and Maximum Annual Withdrawal. We refer to this amount as the Additional Withdrawal Amount.

Example:
If your Required Minimum Distribution for the current calendar year is $6,000, and the Maximum Annual Withdrawal is
$5,000, then you will be entitled to receive an Additional Withdrawal Amount of $1,000 ($6,000 - $5,000).

The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January to equal the portion of the
Required Minimum Distribution for that calendar year that exceeds the MAW on the determination date.

If you are entitled to an Additional Withdrawal Amount, once you have taken the Maximum Annual Withdrawal for the then current
Contract Year, the amount of any additional Withdrawals will reduce the Additional Withdrawal Amount for the current calendar year and, and if such additional Withdrawals do not exceed the Additional Withdrawal Amount, they will not constitute Excess
Withdrawals.

Example:
If the Required Minimum Distribution for the current calendar year is $6,000, and the Maximum Annual Withdrawal is $5,000, the Additional Withdrawal Amount equals $1,000 ($6,000 - $5,000). The first two Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the Maximum Annual Withdrawal. Although the next Withdrawal of $1,500 exceeds the Maximum
Annual Withdrawal by $1,000, this amount is equal to the Additional Withdrawal Amount. Because the Additional Withdrawal
Amount is not deemed to be an Excess Withdrawal, there would be no pro rata adjustment to the MGWB Base and Maximum
Annual Withdrawal.

Any unused amount of the Additional Withdrawal Amount from one calendar year may be carried over to the next calendar year and is available through the end of that latter year, at which time any amount remaining will expire. Once you have taken the MAW for the current Contract Year, the dollar amount of any additional Withdrawals will first count against and reduce any unused Additional
Withdrawal Amount from the previous calendar year, followed by any Additional Withdrawal Amount for the current calendar year.

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Example:
Assume the most recent Contract Anniversary was July 1, 2013 and the Maximum Annual Withdrawal is $5,000. Also
assume the Required Minimum Distributions for 2014 and 2015 are $6,000 and $5,000, respectively. Between July 1, 2013 and December 2013, a Withdrawal is taken that exhausts the Maximum Annual Withdrawal. On January 1, 2014, the
Additional Withdrawal Amount for the current calendar year equals $1,000 ($6,000 - $5,000). (Note: Although the MAW has been exhausted, it is still used to calculate the Additional Withdrawal Amount.) No additional Withdrawals occur in 2014.
On January 1, 2015, the Additional Withdrawal Amount for the current calendar year equals zero ($5,000 - $5,000).
However, the Additional Withdrawal Amount calculated for 2014 would still available for Withdrawal until December 31,
2015.

Withdrawals that exceed the amount of the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts will be deemed to be Excess Withdrawals that will cause a pro rata reduction of the MGWB Base, and therefore, a recalculation of the amount of the Maximum Annual Withdrawal.

Example:
Under a contract with an Accumulation Value of $53,000, assume the MGWB Base is $100,000, the Maximum Annual
Withdrawal is $5,000 and the Required Minimum Distribution for the current calendar year is $6,000. The Additional
Withdrawal amount equals $1,000 ($6,000 - $5,000). The first two Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the Maximum Annual Withdrawal. The next Withdrawal of $3,500 exceeds the sum of the Maximum Annual
Withdrawal and the Additional Withdrawal Amount. Although the current Withdrawal is $3,500, the adjustment to the MGWB
Base and the Maximum Annual Withdrawal is based on $2,000, which is the amount by which the total Withdrawals in the
Contract Year exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount. The MGWB
Base will be reduced by 4.26% = ($2,000/ {$48,500 – ($3,500 - $2,000)} to $95,745 = ((1 - 4.26%) * $100,000)*. The
Maximum Annual Withdrawal is also reduced by 4.26% to $4,787 = ((1 - 4.26%) * $5,000).[1]

		Maximum
Accumulation	Total		Excess	MGWB
Withdrawal		Annual
Value	Withdrawals		Withdrawal	Base
		Withdrawal
$53,000		$5,000		$100,000
$3,000	$3,000		n/a
$50,000		$5,000		$100,000
$1,500	$4,500		n/a
$48,500		$5,000		$100,000
$3,500	$8,000		$2,000
$45,000		$4,787		$95.745

[1] Figures have been rounded for purposes of this example.

The Additional Withdrawal Amount is not subject to any adjustment in the event that the Maximum Annual Withdrawal is recalculated during a Contract Year because of an Excess Withdrawal. There is also no adjustment to the Additional Withdrawal
Amount during a Contract Year when a surviving spouse continues the MGWB.

Joint and Survivor MGWB. An Additional Withdrawal Amount is not available in the case of a Joint and Survivor MGWB where the Annuitant has pre-deceased his/her spouse before reaching age 62, the Lifetime Withdrawal Eligibility Age, and the surviving spouse as the sole Designated Beneficiary must take Required Minimum Distributions based upon his/her age. Consequently,
Withdrawals taken from the contract for the deceased Annuitant’s surviving spouse to satisfy the Required Minimum Distribution rules that exceed the MAW for a specific Contract Year will be deemed Excess Withdrawals in that Contract Year and no Additional
Withdrawal Amount is available. Once the Annuitant would have reached age 62, the Lifetime Withdrawal Eligibility Age (if he or
she were still living), withdrawals taken from the contract for the surviving spouse to satisfy the Required Minimum Distribution rules that exceed the MAW available under the contract for a specific Contract Year will be Additional Withdrawal Amounts and not be deemed Excess Withdrawals in that Contract Year, subject to the provisions described above.

Lifetime Automatic Periodic Benefit Status
Lifetime Automatic Periodic Benefit Status only begins when your Accumulation Value is reduced to zero by a Withdrawal less than or equal to the Maximum Annual Withdrawal and not by an Excess Withdrawal (or Surrender of the contract). An Excess Withdrawal that causes your Accumulation Value to be reduced to zero will terminate the MGWB. Moreover, any Excess Withdrawal will be deemed to be a full Surrender and the Cash Surrender Value will be paid if, at the time of the Withdrawal the contract has been in force for more than 24 months (36 months for contracts issued in New York) and the remaining Cash Surrender Value as of the close of that Business Day is less than $2,500 ($5,000 for contracts issued in New York). See page 21.

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During Lifetime Automatic Periodic Benefit Status, because there is no Accumulation Value you are not entitled to make
Withdrawals; instead, we will make periodic payments to you, which over the course of a Contract Year, will, in the aggregate, equal the MAW. We refer to these payments as MGWB Periodic Payments. MGWB Periodic Payments will begin on the first Contract
Anniversary after the date the MGWB enters Lifetime Periodic Benefit Status and will continue to be paid annually for each Contract
Year thereafter until the Annuitant dies (in the case of a single life MGWB) or until the later of the Annuitant’s or the Annuitant’s spouse’s death (in the case of a Joint and Survivor MGWB). When Lifetime Automatic Periodic Benefit Status begins, if your
Withdrawals are less than the Maximum Annual Withdrawal for that Contract Year, we will pay you the difference. MGWB Periodic
Payments will be paid in annual installments unless some other frequency of payment is requested and agreed to by us, and the frequency of MGWB Periodic Payment installments within a Contract Year may be changed subject to our approval. If a MGWB
Periodic Payment installment is less than $100, we reserve the right to adjust the frequency so that the installment will be at least
$100.

During Lifetime Automatic Periodic Benefit Status:

  The dollar amount of the MGWB Periodic Payments will be the same for the remaining life of the Annuitant (in the case of a single life MGWB) or the remaining lives of the Annuitant and the Annuitant’s spouse’s (in the case of a Joint and Survivor MGWB); and
  The contract will provide no further benefits other than as provided in connection with the Minimum Guaranteed Withdrawal Benefit.

The Owner or, if applicable, the Owner’s estate is obligated to return any MGWB Periodic Payments made after the Annuitant’s and the Annuitant’s spouse’s, as applicable, death but before we receive Notice to Us of the death(s).

If you have previously elected to receive systematic Withdrawals that entitle you to receive either a fixed dollar amount or an amount based upon a percentage of the Accumulation Value from your contract, which amount is paid to you on a monthly, quarterly or annual basis, the MGWB Periodic Payments once Lifetime Automatic Periodic Benefit Status begins will be made at the same frequency and on the same dates as previously set up, provided the payments were being made monthly or quarterly. If the payments were being made annually, then the MGWB Periodic Payments will be made on the next business day following each Contract
Anniversary. The amount of the MGWB Periodic Payments in each Contract Year will equal the amount of the Maximum Annual
Withdrawal.

In the event that the Accumulation Value is reduced to zero before the Lifetime Withdrawal Phase begins, MGWB Periodic Payments will be deferred until the Contract Anniversary on or after the Annuitant reaches age 62.

Death of the Annuitant and Spousal Continuation of the MGWB
The contract permits a sole primary Beneficiary who is the spouse of the deceased Annuitant to elect to receive payment of the death benefit or continue the contract. The surviving spouse as Beneficiary (or deemed Beneficiary) has the option, but is not required to continue the contract. Except as described below, the spouse’s right to continue the contract is limited by our use of the definition of
“spouse” under U.S. federal law, which refers only to a person of the opposite sex who is a husband or a wife.

When the Annuitant dies, the treatment of the MGWB upon spousal continuation depends on whether a single life MGWB or a Joint and Survivor MGWB was elected when the Annuitant’s interest in their retirement plan Group Contract was rolled into the contract.
The MGWB terminates upon the death of the Annuitant, unless a Joint and Survivor MGWB was elected when the Annuitant’s interest in their retirement plan Group Contract was rolled into the contract and the Annuitant’s spouse, as the sole primary
Beneficiary, chooses to continue the contract. See Death Benefit – Spousal Beneficiary Contract Continuation on page 24 for more information.

Other Events that Terminate the MGWB
In addition to the MGWB terminating upon the Annuitant’s death, subject to the surviving spouse’s option to continue the contract as described above, the MGWB terminates in the event that:

  The contract is terminated by Surrender. See page 22; and
  The Accumulation Value is applied to an Annuity Plan described in Table 1. See page 26.

If the MGWB is terminated, the charge for the MGWB will be prorated. Prorated charges will be deducted at the time the MGWB is terminated. See page 12.

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Surrender and Withdrawals

At any time prior to the Annuity Commencement Date, you may Surrender the contract for its Cash Surrender Value or withdraw a portion of the Accumulation Value. After the Annuity Commencement Date you may Surrender the contract under the Table 2
Annuity Plan or for a traditional IRA contract take a Withdrawal under the Table 2 Annuity Plan (see page 26). A Surrender or
Withdrawal before the Owner or Annuitant, as applicable, reaches age 59 ½ may be subject to a U.S. federal income tax penalty equal to 10% of such amount treated as income, for which you would be responsible. See page 33 for a general discussion of the U.S.
federal income tax treatment of the contract, which discussion is not intended to be tax advice. You should consult a tax adviser for advice about the effect of U.S. federal income tax laws, state laws or any other tax laws affecting the contract, or any transaction involving the contract.

Cash Surrender Value
You may take the Cash Surrender Value from the contract. We do not guarantee a minimum Cash Surrender Value. The Cash
Surrender Value will fluctuate daily based on the investment results of the Sub-account(s) to which your Accumulation Value is allocated. At any time prior to the Annuity Commencement Date, the Cash Surrender Value equals the Accumulation Value minus any non-daily charges that have been incurred but not deducted (for example, the pro rata portion of any MGWB Charges). The Cash
Surrender Value may be more or less than the Premium payment you made.

To Surrender the contract, you must provide Notice to Us. If we receive your Notice to Us before the close of business on any
Business Day, we will determine the Cash Surrender Value as of the close of business on such Business Day; otherwise, we will determine the Cash Surrender Value as of the close of the next Business Day. We may require that the contract be returned to us before we pay you the Cash Surrender Value. If you have lost the contract, we may require that you complete and return to
Customer Service a lost contract form.

We will pay the Cash Surrender Value within 7 days of receipt of Notice to Us of such Surrender. You may receive the Cash
Surrender Value in a single lump sum payment (see page 26). Upon payment of the Cash Surrender Value, the contract will terminate and cease to have any further value.

Withdrawals
You may take a portion of the Accumulation Value from the contract (which we refer to as a Withdrawal). To take a Withdrawal, you must provide Notice to Us that specifies the Sub-account(s) from which to take the Withdrawal. Otherwise, we will take the
Withdrawal on a pro rata basis from all of the Sub-accounts in which you are invested. If we receive your Notice to Us before the close of business on any Business Day, we will determine the amount of the Accumulation Value of each Sub-account at the close of business on such Business Day; otherwise, we will determine the amount of the Accumulation Value as of the close of the next
Business Day. The Accumulation Value may be more or less than the Premium payment you made.

We currently offer the following Withdrawal options:

  Regular Withdrawals; and
  Systematic Withdrawals.

Regular Withdrawals After your right to return the contract has expired (see page 29), you may take one or more regular Withdrawals. Each such regular Withdrawal must be a minimum of the lesser of:

  $1,000; and
  The amount of the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount), less any Withdrawals already taken during the current Contract Year.

You are permitted to make regular Withdrawals regardless of whether you have previously elected, or continue to elect, to make systematic Withdrawals. A Withdrawal will constitute an Excess Withdrawal (see page 16) and be deemed to be a full Surrender if:

  The contract has been in force for more than 24 months (36 months in the State of New York); and
  The remaining Cash Surrender Value as of the close of the Business Day on which such Surrender is made is less than $2,500 ($5,000 in the State of New York).

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Systematic Withdrawals
You may choose to receive automatic systematic Withdrawal payments from the Accumulation Value, provided you are not making
IRA withdrawals (see “Withdrawals from Individual Retirement Annuities” below). You may take systematic Withdrawals monthly, quarterly or annually. There is no additional charge for electing the systematic Withdrawal option. Only one systematic Withdrawal option may be elected at a time. You may begin a systematic Withdrawal in a Contract Year in which a regular Withdrawal has been made.

If you are eligible for systematic Withdrawals, you must provide Notice to Us of the date on which you would like such systematic
Withdrawals to start. This date must be at least 30 days after the Contract Date and no later than the 28th day of the calendar month.
For a day that is after the 28th day of the calendar month, the payment will be made on the first Business Day of the next succeeding calendar month. Subject to these restrictions on timing, if you have not indicated a start date, your systematic Withdrawals will begin on the first Business Day following the Contract Date (or the monthly or quarterly anniversary thereof), and the systematic
Withdrawals will be made at the frequency you have selected, which may be either monthly, quarterly or annually. If the day on which a systematic Withdrawal is scheduled is not a Business Day, the payment will be made on the next succeeding Business Day.

You may express the amount of your systematic Withdrawal as either:

  A fixed dollar amount; or
  An amount that is a percentage of the Accumulation Value.

The amount of each systematic Withdrawal must be a minimum of $100. If your systematic Withdrawal of an amount that is a percentage of the Accumulation Value would be less than $100, we will contact you and seek alternative instructions. Unless you direct otherwise, we will automatically terminate your systematic Withdrawal election.

Systematic Withdrawals of an amount based either on a fixed dollar amount or on a percentage of the Accumulation Value are subject to the applicable maximum percentage of Accumulation Value as shown below, which is used to calculate the amount of Withdrawal on the date of each systematic Withdrawal:

Frequency of Systematic Withdrawals	Maximum Percentage of Accumulation Value
Monthly	2.50%
Quarterly	7.50%
Annually	30.00%

Because the maximum amount of systematic Withdrawals available each year is capped at 30% of Accumulation Value, the maximum amount available each year will decrease as the Withdrawal decreases the Accumulation Value. Maximum Annual
Withdrawals under the MGWB will not decrease each year unless a Withdrawal is an Excess Withdrawal.

You may change the fixed dollar amount, or percentage of Accumulation Value, of your systematic Withdrawal once each Contract
Year, except in a Contract Year during which you have previously made a regular Withdrawal. You may cancel the systematic
Withdrawal option at any time by providing Notice to Us at least 7 days before the date of the next scheduled systematic Withdrawal.

Withdrawals from Individual Retirement Annuities
If you have a traditional IRA contract (other than a Roth IRA contract) and will be at least age 70½ during any calendar year, you may, pursuant to your IRA contract, elect for such calendar year and successive calendar years to have distributions made to you to satisfy requirements imposed by U.S. federal income tax law. Such IRA Withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans.

If you elect to make IRA Withdrawals, we will send you a reminder notice before such IRA Withdrawals commence, and you may elect to make IRA Withdrawals at that time, or at a later date. Any IRA Withdrawals will be made at the frequency you have selected
(which may be monthly, quarterly or annually) and will commence on the start date you have selected, which must be no earlier than
30 days after the Contract Date and no later than the 28th day of the calendar month. For a day that is after the 28th day of any calendar month, the payment will be made on the first Business Day of the next succeeding month. Subject to these restrictions on timing, if you have not indicated a start date, your IRA Withdrawals will begin on the first Business Day following your Contract Date at the frequency you have selected.

At your discretion, you may request that we calculate the amount you are required to withdraw from your contract each year based on the information you give us and the various options under the IRA contract that you have chosen. This amount will be a minimum of
$100 per IRA Withdrawal. For information regarding the calculation and options that you have, please see the SAI, which you may request from us without charge by sending us the request form on page 41 of this prospectus. Alternatively, we will accept written

23

instructions from you setting forth your calculation of the required amount to be withdrawn from your IRA contract each year, also subject to the $100 minimum per IRA Withdrawal. If at any time the IRA Withdrawal amount is greater than the Accumulation
Value, we will immediately terminate the IRA contract and promptly send you an amount equal to the Cash Surrender Value.

You may not elect to make IRA Withdrawals if you have already elected to make systematic Withdrawals. Additionally, since only one systematic Withdrawal option may be elected at a time, if you have elected to make such systematic Withdrawals, distributions thereunder must be sufficient to satisfy the mandatory distribution rules imposed by U.S. federal income tax law; otherwise, we may alter such distributions to comply with U.S. federal income tax law. You are permitted to change the frequency of your IRA
Withdrawals once per Contract Year, and you may cancel IRA Withdrawals altogether at any time by providing Notice to Us at least 7 days before the next scheduled IRA Withdrawal date to ensure such scheduled IRA Withdrawals and successive IRA Withdrawals are not affected.

Sub-account Transfers

Because there is only one Sub-account currently available after the Right to Examine Period, Sub-account transfers are not available.
If in the future more than one Sub-account is available, you may transfer your Accumulation Value among the available Sub-accounts, and we reserve the right to assess an Excess Transfer Charge for more than 12 transfers in a Contract Year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

Death Benefit

The contract provides for a Death Benefit equal to the Accumulation Value. The Death Benefit is calculated as of the date we receive
Proof of Death of the Annuitant. Subject to state law, the Death Benefit is payable upon our receipt of Proof of Death and all required claim forms, provided that the Accumulation Value of the contract has not been applied to an Annuity Plan. See page 26.

IMPORTANT NOTE: The Death Benefit is still payable after the Annuity Commencement Date under the Table 2 Annuity Plan.
See page 26.

Proof of Death is the documentation we deem necessary to establish death, including, but not limited to:

  A certified copy of a death certificate;
  A certified copy of a statement of death from the attending physician
  A finding of a court of competent jurisdiction as to the cause of death; or
  Any other proof we deem in our sole discretion to be satisfactory to us.

We will calculate the Death Benefit on the Business Day we receive Proof of Death. Once we have received satisfactory Proof of
Death and all required documentation necessary to process a claim, we will pay the Death Benefit within 7 days of such date. See page 29. Only one Death Benefit is payable under the contract. The Death Benefit will be paid to the named Beneficiary. The Owner may restrict how the Beneficiary is to receive the Death Benefit (e.g., by requiring a lump-sum payment, installment payments or that any amount be applied to an Annuity Plan). See page 26.

Spousal Beneficiary Contract Continuation
In the case of a single life MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date, the contract is not in
Lifetime Automatic Periodic Benefit Status and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value)
the surviving spouse may choose to continue the contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the
Code. In this situation the following will apply:

  The surviving spouse will become the Annuitant;
  The age of the surviving spouse will be used as the Owner’s age under the continued contract;
  The MGWB will terminate and may not be continued; and
  At the subsequent death of the new Owner/Annuitant (i.e., the surviving spouse), the Death Benefit must be distributed as required for non-spousal Beneficiaries described below, after which, the continued contract will terminate.

24

Because the MGWB will terminate in this situation, a surviving spouse should carefully consider the value of other benefits offered through the contract (i.e., systematic withdrawals and Annuity Plan payments) when choosing whether it is appropriate in their particular circumstances to continue the contract rather than receive the Death Benefit.

In the case of a Joint and Survivor MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value), the surviving spouse may choose to continue the contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the Code. In this situation the following will apply:

  The surviving spouse will become the Annuitant;
  On the day the contract is continued, the MGWB Base will be set equal to the MGWB Base existing at the time of the deceased Annuitant’s death, reduced pro rata for any Withdrawals taken since the deceased Annuitant’s death;
  Any Withdrawals taken in the Contract Year in which the contract is continued will be included in determining whether any Excess Withdrawals have been taken in that Contract Year as well as used in calculating any pro rata reductions of the MGWB Base;
  On the day the contract is continued, the MAW Percentage will be set equal to the MAW Percentage existing at the time of the deceased Annuitant’s death;
  If the Lifetime Withdrawal Phase has not yet begun, eligibility to enter the Lifetime Withdrawal Phase will be continue to be based on the deceased Annuitant’s age (as if he or she were still living); and
  If the Lifetime Withdrawal Phase has not yet begun, the applicable MAW Percentage will continue to be based on the deceased Annuitant’s age (as if he or she were still living) and the continuing spouse’s age at the time the Lifetime Withdrawal Phase begins.

If the deceased Annuitant’s spouse does not choose to continue the contract, the Minimum Guaranteed Withdrawal Benefit will terminate and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries. If the deceased Annuitant’s spouse has attained age 90 on the date of the Annuitant’s death, the deceased Annuitant’s spouse may not choose to continue the contract and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries.

Payment of the Proceeds to a Spousal or Non-spousal Beneficiary
Subject to any payment restrictions imposed by the Owner, the Beneficiary may receive the Death Benefit in one lump sum or installments, provided the Death Benefit is distributed to the Beneficiary within 5 years of the Owner’s death. The Beneficiary has until 1 year after the Owner’s death to decide to apply the Death Benefit to an Annuity Plan. If the Death Benefit is applied to an
Annuity Plan, the Beneficiary will be deemed to be the Annuitant, and the Annuity Payments must:

  Be distributed in substantially equal installments over the life of such Beneficiary or over a period not extending beyond the life expectancy of such Beneficiary; and
  Begin no later than 1 year after the Owner’s date of death.

If we do not receive a request to apply the Death Benefit to an Annuity Plan, we will make a single sum distribution to the
Beneficiary. Subject to state law conditions and requirements, the payment may generally be made into an interest bearing retained asset account, backed by our General Account, which can be accessed by the Beneficiary through a draftbook feature. This account is not insured or guaranteed by the FDIC or any other government entity. The Beneficiary may access the Death Benefit proceeds at any time without penalty. For information on required distributions under U.S. federal income tax laws, see “Required
Distributions upon Owner’s Death” below. Interest earned on amounts held in the interest bearing account may be less than interest paid on other settlement options, as we seek to make a profit on such interest bearing accounts. You may be able to earn a better return elsewhere. At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service .
Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Beneficiary may elect to receive the Death Benefit in payments over a period of time based on his or her life expectancy. These payments are sometimes referred to as stretch payments. Stretch payments for each calendar year will vary in amount because they are based on the Accumulation Value and the Beneficiary’s remaining life expectancy. The first stretch payment must be made by the first anniversary of the Owner’s date of death. Each succeeding stretch payment is required to be made by December 31st of each calendar year. Stretch payments are subject to the same conditions and limitations as systematic Withdrawals. See page 23. The rules for, and tax consequences of, stretch payments are complex and contain conditions and exceptions not covered in this prospectus.
You should consult a tax adviser for advice about the effect of U.S. federal income tax laws, state laws or other tax laws affecting the contract, or any transactions involving the contract.

25

Death Benefit Once Annuity Payments Have Begun
There is no Death Benefit once the Owner decides to begin receiving Annuity Payments, except under the Table 2 Annuity Plan for a
Roth IRA (see below). In the event that the Annuitant dies before all guaranteed Annuity Payments have been made pursuant to any applicable Annuity Plan, we will continue to make the Annuity Payments until all such guaranteed payments have been made. The
Annuity Payments will be paid to the Beneficiary according to the Annuity Plan at least as frequently as before the death of the Owner or Annuitant, as applicable.

Annuity Plans and Annuity Payments

Annuity Payments
Annuity Payments are periodic payments under an Annuity Plan made by us to you, or subject to our consent in the event the payee is not a natural person, to a payee designated by you. Annuity Payments will be made to the Owner, unless you provide Notice to Us directing otherwise. Any change in payee will take effect as of the date we receive Notice to Us.

Annuity Commencement Date
Annuity Payments may be elected as long as the Annuitant is then living. You can apply the Accumulation Value to an Annuity Plan on any date following the first Contract Anniversary. We refer to the date on which Annuity Payments commence as the Annuity
Commencement Date.

The Annuity Commencement Date can be no later than the January 1st on or next following the Annuitant’s 90th birthday (which date we refer to as the “Maximum Annuity Commencement Date”), unless we agree to a later date. If you do not select a date, the Annuity
Commencement Date will be the Maximum Annuity Commencement Date.

The Annuity Plans
You may elect one of the fixed Annuity Plans described in Table 1 or Table 2 below. In addition, you may elect another Annuity Plan we may be offering 30 days prior to the Annuity Commencement Date, the latest date by which you must provide your election. You may change Annuity Plans at any time before the Annuity Commencement Date by providing at least 30 days prior Notice to Us. The
Annuity Plan may not be changed once Annuity Payments begin.

TABLE 1:

On or Before the Maximum Annuity Commencement Date

Payments for a Period Certain
· Annuity Payments are fixed and made in equal installments for a fixed number of years. The number of years cannot be less than 10 or more than 30, unless otherwise required by applicable law.
Payments for Life with a Period Certain
· Annuity Payments are fixed and made for a fixed number of years and as long thereafter as the Annuitant is living. The number of years cannot be less than 10 or more than 30, unless otherwise required by applicable law.
Life Only Payments
· Annuity Payments are fixed and made for as long as the Annuitant is living.
Joint and Last Survivor Life Payments
· Annuity Payments are fixed and made for as long as either of two Annuitants is living.

TABLE 2:

ONLY on the Maximum Annuity Commencement Date

Payments for Life with Surrender Right and Death Benefit
·	If your contract is a Roth IRA contract, Annuity Payments will vary and are made for as long as the Annuitant is living.
·	IMPORTANT NOTE: This Annuity Plan is designated as the default Annuity Plan under your Roth IRA contract if you do not elect another Annuity Plan.
Automatic Required Minimum Distribution Option
·	If your contract is a traditional IRA contract, Annuity Payments will vary and are made for as long as the Annuitant is living.
·	IMPORTANT NOTE: This Annuity Plan is designated as the default Annuity Plan under your IRA contract if you do not elect another Annuity Plan.

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Annuity Plan Comparison Chart

	Table 1				Table 2
					Payments for	Automatic
Key:		Payments for		Joint and Last	Life with	Required
	Payments for a		Life Only
ü= permitted	Period Certain	Life with a	Payments	Survivor Life	Surrender Right	Minimum
û= not permitted		Period Certain		Payments	and Death	Distribution
					Benefit	Option

Select another Annuity Plan after	û	û	û	û	û	ü
the Annuity Commencement Date

Monthly, quarterly, annual and	ü	ü	ü	ü	ü	ü
semi-annual Annuity Payments

Change the frequency of the	û	û	û	û	û	ü
Annuity Payments

Withdrawals after the Annuity	û	û	û	û	û	ü
Commencement Date

Surrender of the contract after the	û	û	û	û	ü	ü
Annuity Commencement Date

Accumulation Value remains	û	û	û	û	ü	ü
allocated to Sub-accounts

For Table 1 Annuity Plans, Annuity Payments are fixed and we determine the amount of such Annuity Payments on the Annuity Commencement Date as follows:

Accumulation Value; minus
Any premium tax that may apply; multiplied by
The applicable payment factor, which depends on:
The Annuity Plan;
The frequency of Annuity Payments;
The age of the Annuitant (and gender, where appropriate under applicable law); and
A net investment return of 1.0% is assumed (we may pay a higher rate at our discretion).

We use the Annuity 2000 Mortality Tables. Portions of the tables relevant to each Annuity Plan are set forth in the contract for illustration purposes. You can obtain information more specific to your contract by contacting Customer Service . Contact information for Customer Service appears on page 1.

Under the Annuity Plan that provides for life only payments, if the Minimum Guaranteed Withdrawal Benefit is still in effect (see page 15) on the Annuity Commencement Date, we will pay the greater amount of:

  The Annuity Payments (as determined per the above calculation); and
  The Maximum Annual Withdrawal. See page 18.

For Table 2 Annuity Plans:

For Roth IRA contracts, Annuity Payments will vary and we determine the amount of such Annuity Payments, on an annual basis beginning on the December 31 that precedes the Maximum Annuity Commencement Date (and on each December 31 thereafter), as follows:

  Accumulation Value; divided by
  The life expectancy of the Annuitant, which depends on the age of the Annuitant, as determined pursuant to the Single Life Expectancy Table under Treasury Regulation Section 1.401(a)(9)-9.

For Traditional IRA contracts, Annuity Payments will vary and we determine the amount of such periodic payments, on an annual basis beginning on the December 31 that precedes the Maximum Annuity Commencement Date (and on each December 31 thereafter), as follows:

  Accumulation Value; plus
  The actuarial present value of the Minimum Guaranteed Withdrawal Benefit determined pursuant to Treasury Regulation Section 1.401(a)(9)-6, Q&A 12; divided by
  The distribution period, which depends on the age of the Annuitant determined pursuant to the Uniform Lifetime Table under Treasury Regulation Section 1.401(a)(9)-9.

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Under the Table 2 Annuity Plans, if the Minimum Guaranteed Withdrawal Benefit is still in effect (see page 20) on the Annuity Commencement Date, we will pay the greater amount of:

  The Annuity Payments (as determined per the above calculation); and
  The Maximum Annual Withdrawal (see page 18), as determined beginning with the Contract Anniversary that is the Maximum Annuity Commencement Date.

If the Accumulation Value is less than $2,000 on the Annuity Commencement Date, we will pay such amount in a single lump-sum payment.

We will make the Annuity Payments in monthly installments, unless you deliver Notice to Us directing us to pay at a different frequency. If any day that an Annuity Payment is thereafter scheduled to be paid is not a Business Day (e.g., a weekend, or the day does not exist in the given month), such Annuity Payment will be paid on the next Business Day. Each Annuity Payment must be at least $20. We reserve the right to make the Annuity Payments less frequently, as necessary, to make the Annuity Payments equal to at least $20. We may also change the $2,000 and $20 minimums for new annuity elections, if allowed by law, based upon increases reflected in the Consumer Price Index for All Urban Consumers (CPI-U) since September 1, 2012. The MGWB terminates, once you begin to receive Annuity Payments under an Annuity Plan.

The Annuity Payments received under an Annuity Plan will not be less than the payments that would be provided from the application of the Cash Surrender Value to a single premium immediate annuity under the same annuity plan offered by us on the Annuity
Commencement Date.

Upon application of the Accumulation Value to an Annuity Plan, unless you are eligible for and elect a Table 2 Annuity Plan for a
Roth IRA, the contract will terminate and will cease to have any further value other than as provided under the Annuity Plan you elected.

IMPORTANT NOTE: For contracts issued New York, Annuity Payments at the time of commencement will not be less than those that would otherwise be provided by the application of an amount to purchase any single premium immediate annuity offered by us at the time to the same class of Annuitants. If no single premium immediate annuity is offered by us at the time Annuity Payments under the contract would otherwise commence, such Annuity Payments will not be less than those that would otherwise be provided by applying reasonable current market single premium immediate annuity rates to the same amount.

Death of the Annuitant
In the event the Annuitant dies on or after the Annuity Commencement Date, but before all Annuity Payments have been made pursuant to the applicable Annuity Plan, we will continue the Annuity Payments until all guaranteed Annuity Payments have been made. The Annuity Payments will be paid at least as frequently (and at least as rapidly) as before the Annuitant’s death until the end of any guaranteed period certain. We may require satisfactory Proof of Death in regard to the Annuitant before continuing the
Annuity Payments.

Under the Table 2 Annuity Plans, so long as the MGWB is not in the Lifetime Automatic Periodic Benefit Status (see page 20), the
Beneficiary will be entitled to the Death Benefit (see page 24) according to one of the following:

  In a lump sum on or before the end of the calendar year in which the Annuitant’s death occurs; or
  Periodic payments, in the same frequency and at least as rapidly as under this Annuity Plan at the time of death, equal to, on an annual basis as determined on the December 31 immediately preceding the Contract Year in which the payments will be made, the Accumulation Value divided by the remaining life expectancy of the Annuitant at the time of death (or the life expectancy of the Beneficiary at the time of the Annuitant’s death if shorter). Life expectancy is determined pursuant to the Single Life Table under Treasury Regulation Section 1.401(a)(9)-9.

Beneficiaries should consult with a qualified tax adviser about how life expectancy is determined under the Treasury Regulation cited above and the impact of that determination will have on the amount of available periodic payments.

On each December 31 following the first periodic payment of the Death Benefit (the amount of which is determined as per the above), we will recalculate the periodic payment using the remaining Accumulation Value and the life expectancy factor used in calculating the amount of the prior periodic payment reduced by one.

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Other Important Information

Reports to Contract Owners
We will confirm purchase, transfer and Withdrawal transactions usually within 5 Business Days of processing any such transaction.
At least once a year, we will send you, without charge, a report showing the current Accumulation Value and Cash Surrender Value, as well as amounts deducted from, or added to, the Accumulation Value since the last report. This report will show your allocation of the Accumulation Value to the Sub-account(s), as well as any other information that is required by law or regulation. We may also send you a quarterly statement showing these same values as of the end of the calendar quarter.

In addition, we will provide you with any other reports, notices or documents that we are required by applicable law to furnish to you.
We will send these reports to you at your last known address within 60 days after the report date.

Suspension of Payments
We reserve the right to suspend or postpone the date of any payment or determination of any value under the contract, beyond the 7 permitted days by applicable law, on any Business Day when:

· The NYSE is closed for trading; or
· An emergency exists as determined by the SEC so that the sale of securities held in Variable Annuity Account B may not reasonably occur or so that the Company may not reasonably determine the value of Variable Annuity Account B’s net assets.

During such times, we may delay:

  Determination and payment of the Cash Surrender Value. See page 22;
  Determination and payment of the Death Benefit. See page 24;
  Allocation changes to the Accumulation Value; or
  Application of the Accumulation Value under an Annuity Plan. See page 26.

Deferred payments may include interest that is required by applicable state law.

Misstatement Made by Owner in Connection with Purchase of the Contract
We may require proof of the age and/or sex of the person upon whose life the MGWB, Death Benefit or Annuity Payments are determined. If the Owner misstates the age or sex of such person, we reserve the right to adjust (either upward or downward) these payments based on the correct age or sex. If an upward adjustment to your benefit payment is required, we will include an amount in your next benefit payment representing the past underpayments by us, with interest credited at a rate of 1.5% annually (where permitted). If a downward adjustment to your benefit payment is required, we will make a deduction from future benefit payments until the past overpayments by us, plus interest at 1.5% annually (where permitted), has been repaid in full by you.

We reserve the right (where permitted) to void the contract and return the Cash Surrender Value in the event of any material misrepresentation made by the Owner in connection with the purchase of the contract.

Assignment
Traditional IRA and Roth IRA contracts may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose.

Contract Changes
We have the right to amend, make changes to or modify the contract if required by law, including any amendment, change or modification necessary to continue to qualify such contract as an annuity contract under applicable law. Any such amendment, change or modification must be in writing. An endorsement added to comply with applicable law does not require your consent but is subject to regulatory approval. Any such amendments, changes or modifications will apply uniformly to all contracts affected.

Right to Examine and Return the Contract
Subject to state law, you may return the contract for any reason or no reason at all within 15 days of receipt (or 30 days if the contract is a replacement contract as defined by applicable state law) and receive the Accumulation Value plus any charges we have deducted, which amount may be more or less than the Premium paid because of the investment performance of the Sub-account into which the
Premium is allocated. During the Right to Examine Period, your Premium will be allocated to the Sub-account that invests in the
Voya Money Market Portfolio, and at the end of the Right to Examine Period your Accumulation Value will automatically be reallocated to the Sub-account that invests in the Voya Retirement Moderate Portfolio. For contracts issued in California, if you

29

are age 60 or older on the date the application was signed, you may direct us to allocate your Premium to the Voya Retirement
Moderate Portfolio during the Right to Examine Period rather than to the Voya Money Market Portfolio.

If you decide to return the contract, you must deliver it to:

  Us at Customer Service (the address is specified on page 1); or
  To your agent/registered representative.

Non-Waiver
We may, in our discretion, elect not to exercise a right, privilege or option under the contract. Such election will not constitute our waiver of the right to exercise such right, privilege or option at a later date, nor will it constitute a waiver of any provision of the contract.

Special Arrangements
We may reduce or waive any contract fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services. Any reduction or waiver will be applied in a non-discriminatory manner.

Administrative Procedures
We may accept a request for customer service related to the contract in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the Accumulation Value as it is next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile Withdrawal request form), even if appropriate identifying information is provided.

Other Contracts
We and our affiliates offer various other products with different features and terms than those found in the contract, which may offer the same Sub-account(s). These products may have different benefits, fees and charges, and may or may not better match your needs.
Please consult your agent/registered representative if you are interested in learning more information about these other products.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380 is the principal underwriter and distributor of the contract, as well as of contracts issued by our affiliates, ING USA Annuity and Life Insurance Company and
ReliaStar Life Insurance Company of New York. Directed Services LLC, a Delaware limited liability company, is registered with the
SEC as a broker/dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory
Authority, Inc., or FINRA.

Directed Services LLC does not retain any commissions or compensation that we pay to it for contract sales. Directed Services LLC enters into selling agreements with affiliated, including Voya Financial Partners, Inc., and unaffiliated broker/dealers to sell the contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”).
Selling firms are also registered with the SEC and are FINRA member firms.

Directed Services LLC pays selling firms compensation for the promotion and sale of the contracts. Registered representatives of the selling firms who solicit sales of the contracts typically receive a portion of the compensation paid by Directed Services LLC to such selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by the Owners of the contract or by Variable Annuity Account B. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the contracts.

Directed Services LLC pays selling firms for contract sales according to one or more schedules. This compensation is generally based on a percentage of Premium payments. Selling firms may receive commissions of up to 0.50% of Premium. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of the values of contracts sold through such selling firm.
Individual representatives may receive all or a portion of the compensation paid to their selling firm, depending on such selling firm’s practices. Commissions and annual compensation, when combined with additional compensation or reimbursement of expenses (as more fully described below), could exceed 0.50% of Premium.

30

Directed Services LLC has special compensation arrangements with certain selling firms based on such firms’ aggregate or anticipated sales of the contracts or other specified criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of Premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the calendar year;
  Loans or advances of commissions in anticipation of future receipt of Premiums (i.e., a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of the contract;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or non-cash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contract.

The following is a list of the top 25 selling firms that, during 2013, received the most total dollars of compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked from greatest to least:

1.	ING Financial Partners Inc.	14.	BC Ziegler and Company
2.	Wells Fargo Advisors, LLC	15.	Securities America, Inc.
3.	UBS Financial Services Inc.	16.	First Allied Securities Inc.
4.	Morgan Stanley Smith Barney LLC	17.	Mid Atlantic Capital Corporation
5.	LPL Financial Corporation	18.	Commonwealth Equity Services, Inc.
6.	Cetera Advisor Networks LLC	19.	Cambridge Investment Research Inc.
7.	Raymond James and Associates Inc.	20.	Ameriprise Financial Services Inc.
8.	Merrill Lynch, Pierce, Fenner & Smith, Incorporated	21.	Directed Services LLC
9.	RBC Capital Markets Corporation	22.	US Bancorp Investments, Inc.
10.	Stifel Nicolaus and Company Incorporated	23.	Vanderbilt Securities LLC
11.	Royal Alliance Associates Inc.	24.	Sagepoint Financial Inc.
12.	Edward D. Jones & Co., L.P. dba Edward Jones	25.	Proequities Inc.
13.	FSC Securities Corporation

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Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of Premiums and/or a percentage of
Accumulation Value. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide such selling firm or registered representative a financial incentive to promote our products, such as the contract, over those of another company, and may also provide a financial incentive to promote one of our contracts over another, such as the contract.

Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-
money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws.
Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

State Regulation
We are regulated by the Insurance Department of the State of Connecticut. We are also subject to the insurance laws and regulations of all jurisdictions in which we do business. The contract offered by this prospectus has been approved where required by such jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business to allow regulators to assess our solvency and compliance with state insurance laws and regulations.

Legal Proceedings
We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Directed Services LLC ability to distribute the contract or upon the separate account.

Litigation. Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Directed Services
LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

32

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

U.S. Federal Income Tax Considerations

Introduction
The contract is designed to be treated as an annuity for U.S. federal income tax purposes. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

  Your tax position (or the tax position of the designated Beneficiary, as applicable) may influence the U.S. federal taxation of amounts held, or paid out, under the contract;
  Tax laws change. It is possible that a change in the future could retroactively affect contracts issued in the past, including your contract;
  This section addresses some, but not all, applicable U.S. federal income tax rules and does not discuss U.S. federal estate and gift tax implications, state and local taxes, taxes of any foreign jurisdiction or any other tax provisions; and
  No assurance can be given that the Internal Revenue Service, or IRS, would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other taxes affecting the contract or any transactions involving the contract.

Qualified Contracts
The contracts described in this prospectus may be purchased on a tax-qualified basis (“qualified contracts”). Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from retirement plans, pre-tax contributions to Individual Retirement Annuities (“IRA”) or after-tax contributions to a Roth IRA that are intended to qualify for special favorable income tax treatment under Section 408 or 408A of the Code, respectively.

Taxation of Qualified Contracts

General
The tax rules applicable to owners of qualified annuity contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from retirement plans, pre-tax contributions to IRA or after-tax contributions to a Roth IRA that are intended to qualify for special favorable income tax treatment under Sections 408 or 408A of the Code, respectively. The ultimate effect of U.S. federal income taxes on the amounts held under a qualified contract, or on annuity payments from a qualified contract, depends on the type of qualified contract as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified retirement plan in order to continue receiving favorable tax treatment.

Under U.S. federal income tax laws, earnings on amounts held in qualified contracts used as an IRA or Roth IRA generally are not taxed until they are withdrawn. It is not necessary, however, to purchase a qualified contract to obtain the favorable tax treatment accorded to an IRA or Roth IRA under Sections 408 or 408A of the Code, respectively. A qualified contract, therefore, does not provide any tax benefits beyond the deferral already available to an IRA or Roth IRA under the Code. Qualified contracts do provide other features and benefits (such as guaranteed living benefits and/or Death Benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss the alternatives available to you with your financial adviser, taking into account the additional fees and expenses you may incur in purchasing a qualified contract, such as the contract.

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Adverse tax consequences may result from:

  Contributions in excess of specified limits;
  Distributions before age 59½ (subject to certain exceptions);
  Distributions that do not conform to specified commencement and minimum distribution rules; and
  Certain other specified circumstances.

Some qualified contracts may be subject to additional distribution or other requirements that are not incorporated into your contract.
No attempt is made to provide more than general information about the use of the contract as a qualified contract. Contract Owners,
Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the retirement plans or programs themselves, regardless of the terms and conditions of the contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict any language of the contract, unless we consent to be so bound.

Contract Owners and Beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should consult your legal and tax advisers regarding the suitability of the contract for your particular situation.

Tax Deferral
The following discussion assumes that a qualified contract is purchased with premium payments that are comprised solely of proceeds from retirement plans, pre-tax contributions to IRA or after-tax contributions to a Roth IRA that are intended to qualify for special favorable income tax treatment under Sections 408 or 408A of the Code, respectively.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. IRAs are subject to limits on (i) the amounts that can be contributed, (ii) the deductible amount of the contribution and (iii) the time when distributions can begin. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension
(“SEP”) plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from an
IRA, you may not make another tax-free rollover from the IRA within a one-year period. You should be aware that sales of the contract for use with IRAs may be subject to special requirements imposed by the IRS.

The IRS has not reviewed the contract described in this prospectus for qualification as an IRA and has not addressed, in a ruling of general applicability, whether the contract’s Death Benefit provisions comply with IRS qualification requirements. You should consult with your tax adviser in connection with purchasing the contract as an IRA.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not deductible, are subject to certain limitations and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth
IRA, you may not make another tax-free rollover from the Roth IRA within a one-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which such conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements imposed by the IRS. The IRS has not reviewed the contract described in this prospectus for qualification as a Roth IRA and has not addressed, in a ruling of general applicability, whether the contract’s Death Benefit provisions comply with IRS qualification requirements. You should consult with your tax adviser in connection with purchasing the contract as a Roth IRA.

Contributions
In order to be excludable from gross income for U.S. federal income tax purposes, total annual contributions to certain qualified contracts are limited by the Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from your contract including
Withdrawals, Annuity Payments, rollovers, exchanges and Death Benefit proceeds. We report the taxable portion of all distributions to the IRS.

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Individual Retirement Annuities. All distributions from an IRA are taxed when received unless either one of the following is true:

  The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Code; or
  You made after-tax contributions to the IRA (e.g., Roth). In this latter case, the distribution will be taxed according to the rules detailed in the Code.

Roth IRA – Qualified Distributions. A partial or full distribution of purchase payments to a Roth IRA account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth
IRA account is defined as a distribution that meets the following requirements:

The distribution occurs after the five-year taxable period measured from the earlier of:
The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Code section 402A;
If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account;
The first taxable year in which you made an in-plan Roth rollover of vested non-Roth amounts otherwise eligible for distribution under the same plan; and
The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as in the Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Code in proportion to your investment in the contract (basis) and earnings on the contract.

10% Penalty Tax. The Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become “disabled,” as defined in the Code;
  You have died and the distribution is to the beneficiary of such IRA;
  The distribution amount is directly transferred into another eligible retirement plan or to an IRA or Roth IRA in accordance with the terms of the Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic relations Order (“QDRO”); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Code. The Code may provide other exceptions or impose other penalty taxes in other circumstances.

Lifetime Required Minimum Distributions (IRAs only).
To avoid certain tax penalties, you and any designated Beneficiary must also meet the minimum distribution requirements imposed by the Code. These rules may dictate the following:

  The start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from your contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated Beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Section 401(a)(9) of the
Code. The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

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50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions upon Death (IRAs and Roth IRAs Only).
Different distribution requirements apply to qualified contacts after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Section 401(a)(9) of the Code provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under your contract, your entire balance must be distributed by
December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1,
2014, your entire balance must be distributed to the designated Beneficiary by December 31, 2019. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated Beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated Beneficiary; or
  Over a period not extending beyond the life expectancy of the designated Beneficiary.

Start Dates for Spousal Beneficiaries. If the designated Beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated Beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of your death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated Beneficiary is the contract Owner’s surviving spouse, the spousal Beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse will be deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Taxation of the MGWB and Annuity Payments.
Except as otherwise noted below, when a Withdrawal of your Accumulation Value occurs under the MGWB provision of your contract, the amount you receive will be treated as ordinary income subject to U.S. federal income tax up to an amount equal to the excess, if any, of the contract’s value immediately before the distribution over your investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract previously included in your gross income, less the aggregate amount of non-taxable distributions you previously took from your contract. The income on the contract for purposes of calculating the taxable amount of a distribution may be unclear and you should consult with a qualified tax adviser about the taxation of MAW payments. In addition, MGWB Periodic Payments after your contract’s value has been reduced to zero are taxable as Annuity Payments and subject to the exclusion ratio rules under Section 72(b) of the Code for U.S. federal income tax purposes.

Payments of the MAW under the Table 2 Annuity Plans (see page 26) are designed to be treated as Annuity Payments for withholding and tax reporting purposes. A portion of each such Annuity Payment is generally not taxed as ordinary income, and the remainder is taxed as ordinary income. The non-taxable portion of the Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments. Any
Withdrawals in addition to the Annuity Payments of the Maximum Annual Withdrawal, if permitted, constitute Excess Withdrawals, causing a pro rata reduction of the MGWB Base and MAW amount. This reduction will result in a proportional reduction in the non-
taxable portion of your future MAW payments. Once your investment in the contract has been fully recovered, the full amount of each of your future MAW payments would be subject to U.S. federal income tax as ordinary income.

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Regarding Annuity Plan payments, although the U.S. federal income tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment generally is not taxed as ordinary income, while the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment generally is determined in a manner that is designed to allow the contract owner to recover his, her or its investment in the annuity contract ratably on a tax-free basis over the expected stream of annuity payments when annuity payments begin. Once the investment in such contract has been fully recovered, the full amount of each subsequent annuity payment will be subject to tax as ordinary income.

Partial annuitization of your contract may be available. Please consult your tax adviser before electing a partial annuitization.

IRA Contracts. For IRA contracts, a portion of each such Annuity Payment is generally not taxed as ordinary income, and the remainder is taxed as ordinary income. The non-taxable portion of the Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity
Payments. Once your investment in the contract has been fully recovered, the full amount of each of your future Annuity Payments would be subject to federal income tax as ordinary income. Under the MGWB provisions of the contract, any Withdrawals in addition to the Maximum Annual Withdrawal, if permitted, constitute Excess Withdrawals, causing a pro rata reduction of the MGWB Base and Maximum Annual Withdrawal. This reduction will result in a proportional reduction in the non-taxable portion of your future
Maximum Annual Withdrawals and MGWB Periodic Payments.

Roth IRA Contracts. For Roth IRA contracts, as long as you meet the holding and age requirements, your Annuity Payments should be federal income tax-free. If the holding and age requirements are not met, the Annuity Payments would be subject to taxation as described above for IRA contracts.

Withholding
Any taxable distributions under the contract are generally subject to withholding. U.S. federal income tax withholding rates vary according to the type of distribution and the recipient’s tax position.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated Beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated Beneficiary is a non-resident alien, then any withholding is governed by Section 1441 of the Code based on your or your designated Beneficiary’s citizenship, country of domicile and treaty status, and we may require additional documentation prior to processing any requested information.

Assignment and Other Transfers

IRAs and Roth IRAs. The Code does not allow a transfer or assignment of your rights under the IRA contracts or Roth IRA contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in such a contract to persons other than your spouse incident to a divorce. You should consult your tax adviser regarding the potential tax effects of such a transaction if you are contemplating such an assignment or transfer.

Possible Changes in Taxation
Although the likelihood of changes in tax legislation, regulation, rulings and other interpretations thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by such means. It is also possible that any such change could be retroactive (i.e., effective before the date of the change). You should consult a tax adviser with respect to legislative and regulatory developments and their potential effects on the contract.

Same-Sex Marriages
Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v. Windsor that Section 3 of
DOMA is unconstitutional. While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are now available to a same-sex spouse, there are still unanswered questions regarding the scope and impact of the Windsor decision. Consequently, if you

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are married to a same-sex spouse you should contact a qualified tax adviser regarding your spouse’s rights and benefits under the contract described in this prospectus and your particular tax situation.

Taxation of Company
We are taxed as a life insurance company under the Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to Variable Annuity Account B to increase reserves under the contracts. Because of this, under existing U.S. federal tax law, we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to Variable Annuity Account B will be first used to reduce any income taxes imposed on such Separate Account before being used by the Company.

In summary, we do not expect that we will incur any U.S. federal income tax liability attributable to Variable Annuity Account B and we do not intend to make any provision for such taxes. However, changes in U.S. federal tax laws and/or the interpretation thereof may result in our being taxed on income or gains attributable to Variable Annuity Account B. In this case, we may impose a charge against Variable Annuity Account B (with respect to some or all of the contracts) to set aside provisions to pay any such taxes. We may deduct this amount from Variable Annuity Account B, including from your Accumulation Value invested in the Sub-accounts.

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Appendix 1

Option Data Table (applicable only if Joint and Survivor MGWB has been elected). If a Joint and Survivor MGWB is elected, when the MAW is requested the MAW shall be actuarially adjusted based on the Annuitant’s and the Annuitant’s spouse’s ages on the date of the request, following the adjustment for Early Lifetime Withdrawal Commencement or Deferred Lifetime Withdrawal
Commencement, if applicable, using the following Joint and Survivor Equivalency Factors:

Annuity 2000 Basic Mortality / 3% Interest Joint and Survivor Equivalency Factors
							Annuitant’s Age
Spouse’s
Age	62	63	64	65	66	67	68	69	70	71	72	73	74
20	58%	57%	55%	54%	52%	51%	49%	48%	46%	44%	43%	41%	40%
21	58%	57%	55%	54%	52%	51%	49%	48%	46%	45%	43%	42%	40%
22	59%	57%	56%	54%	53%	51%	50%	48%	47%	45%	43%	42%	40%
23	59%	58%	56%	55%	53%	51%	50%	48%	47%	45%	44%	42%	41%
24	59%	58%	56%	55%	53%	52%	50%	49%	47%	45%	44%	42%	41%
25	60%	58%	57%	55%	54%	52%	51%	49%	47%	46%	44%	43%	41%
26	60%	59%	57%	56%	54%	52%	51%	49%	48%	46%	44%	43%	41%
27	61%	59%	58%	56%	54%	53%	51%	50%	48%	46%	45%	43%	42%
28	61%	59%	58%	56%	55%	53%	52%	50%	48%	47%	45%	43%	42%
29	61%	60%	58%	57%	55%	54%	52%	50%	49%	47%	45%	44%	42%
30	62%	60%	59%	57%	56%	54%	52%	51%	49%	47%	46%	44%	43%
31	62%	61%	59%	58%	56%	54%	53%	51%	49%	48%	46%	44%	43%
32	63%	61%	60%	58%	56%	55%	53%	52%	50%	48%	47%	45%	43%
33	63%	62%	60%	59%	57%	55%	54%	52%	50%	49%	47%	45%	44%
34	64%	62%	61%	59%	57%	56%	54%	52%	51%	49%	47%	46%	44%
35	64%	63%	61%	60%	58%	56%	55%	53%	51%	49%	48%	46%	44%
36	65%	63%	62%	60%	58%	57%	55%	53%	52%	50%	48%	46%	45%
37	65%	64%	62%	61%	59%	57%	56%	54%	52%	50%	49%	47%	45%
38	66%	64%	63%	61%	59%	58%	56%	54%	53%	51%	49%	47%	46%
39	67%	65%	63%	62%	60%	58%	57%	55%	53%	51%	50%	48%	46%
40	67%	66%	64%	62%	61%	59%	57%	55%	54%	52%	50%	48%	47%
41	68%	66%	65%	63%	61%	60%	58%	56%	54%	52%	51%	49%	47%
42	69%	67%	65%	64%	62%	60%	58%	57%	55%	53%	51%	49%	48%
43	69%	68%	66%	64%	63%	61%	59%	57%	55%	54%	52%	50%	48%
44	70%	68%	67%	65%	63%	62%	60%	58%	56%	54%	52%	51%	49%
45	71%	69%	67%	66%	64%	62%	60%	59%	57%	55%	53%	51%	49%
46	71%	70%	68%	66%	65%	63%	61%	59%	57%	56%	54%	52%	50%
47	72%	71%	69%	67%	65%	64%	62%	60%	58%	56%	54%	53%	51%
48	73%	71%	70%	68%	66%	64%	63%	61%	59%	57%	55%	53%	51%
49	74%	72%	71%	69%	67%	65%	63%	62%	60%	58%	56%	54%	52%
50	75%	73%	71%	70%	68%	66%	64%	62%	61%	59%	57%	55%	53%
51	75%	74%	72%	71%	69%	67%	65%	63%	61%	59%	57%	56%	54%
52	76%	75%	73%	71%	70%	68%	66%	64%	62%	60%	58%	56%	54%
53	77%	76%	74%	72%	71%	69%	67%	65%	63%	61%	59%	57%	55%
54	78%	77%	75%	73%	71%	70%	68%	66%	64%	62%	60%	58%	56%
55	79%	77%	76%	74%	72%	71%	69%	67%	65%	63%	61%	59%	57%
56	80%	78%	77%	75%	73%	72%	70%	68%	66%	64%	62%	60%	58%
57	81%	79%	78%	76%	74%	73%	71%	69%	67%	65%	63%	61%	59%
58	82%	80%	79%	77%	75%	74%	72%	70%	68%	66%	64%	62%	60%
59	83%	81%	80%	78%	76%	75%	73%	71%	69%	67%	65%	63%	61%
60	83%	82%	81%	79%	77%	76%	74%	72%	70%	68%	66%	64%	62%

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Appendix 1 (continued)
Annuity 2000 Basic Mortality / 3% Interest Joint and Survivor Equivalency Factors (continued)
Annuitant’s Age

Spouse’s
Age	62	63	64	65	66	67	68	69	70	71	72	73	74
61	84%	83%	82%	80%	78%	77%	75%	73%	71%	69%	67%	65%	63%
62	85%	84%	83%	81%	79%	78%	76%	74%	72%	70%	68%	66%	64%
63	86%	85%	83%	82%	80%	79%	77%	75%	74%	72%	70%	68%	66%
64	87%	86%	84%	83%	82%	80%	78%	77%	75%	73%	71%	69%	67%
65	88%	87%	85%	84%	83%	81%	79%	78%	76%	74%	72%	70%	68%
66	89%	87%	86%	85%	84%	82%	81%	79%	77%	75%	73%	71%	69%
67	89%	88%	87%	86%	85%	83%	82%	80%	78%	76%	75%	73%	71%
68	90%	89%	88%	87%	86%	84%	83%	81%	79%	78%	76%	74%	72%
69	91%	90%	89%	88%	87%	85%	84%	82%	81%	79%	77%	75%	73%
70	92%	91%	90%	89%	87%	86%	85%	83%	82%	80%	78%	77%	75%
71	92%	91%	90%	89%	88%	87%	86%	84%	83%	81%	80%	78%	76%
72	93%	92%	91%	90%	89%	88%	87%	86%	84%	83%	81%	79%	77%
73	93%	93%	92%	91%	90%	89%	88%	87%	85%	84%	82%	80%	79%
74	94%	93%	93%	92%	91%	90%	89%	88%	86%	85%	83%	82%	80%
75	95%	94%	93%	92%	92%	91%	90%	89%	87%	86%	85%	83%	81%
76	95%	95%	94%	93%	92%	91%	91%	89%	88%	87%	86%	84%	83%
77	96%	95%	94%	94%	93%	92%	91%	90%	89%	88%	87%	85%	84%
78	96%	95%	95%	94%	94%	93%	92%	91%	90%	89%	88%	87%	85%
79	96%	96%	95%	95%	94%	94%	93%	92%	91%	90%	89%	88%	86%
80	97%	96%	96%	95%	95%	94%	93%	93%	92%	91%	90%	89%	87%
81	97%	97%	96%	96%	95%	95%	94%	93%	93%	92%	91%	90%	88%
82	97%	97%	97%	96%	96%	95%	95%	94%	93%	92%	92%	91%	89%
83	98%	97%	97%	97%	96%	96%	95%	95%	94%	93%	92%	91%	90%
84	98%	98%	97%	97%	97%	96%	96%	95%	95%	94%	93%	92%	91%
85	98%	98%	98%	97%	97%	97%	96%	96%	95%	94%	94%	93%	92%
86	98%	98%	98%	98%	97%	97%	97%	96%	96%	95%	94%	94%	93%
87	99%	98%	98%	98%	98%	97%	97%	97%	96%	96%	95%	94%	94%
88	99%	99%	98%	98%	98%	98%	97%	97%	96%	96%	96%	95%	94%
89	99%	99%	99%	98%	98%	98%	98%	97%	97%	96%	96%	95%	95%
90	99%	99%	99%	99%	98%	98%	98%	98%	97%	97%	96%	96%	95%

For ages not shown, appropriate factors will be provided.

Example:
Assume that the Annuitant is age 64 when she elects to begin receiving MAW payments and that at age 65 she would be eligible to receive single life MAW payments equal to $12,000 annually. Also assume she elects a Joint and Survivor
MGWB and her spouse is age 66. Using these assumptions, after adjustment of the single life MAW amount at age 65 for
Early Lifetime Withdrawal Commencement (see page 18) and application of the above Joint and Survivor Equivalency
Factors, the Annuitant and her spouse will be entitled to MAW payments each year in the amount of $9,804. ($12,000 * 0.95
(the percentage reduction for Early Lifetime Withdrawal Commencement at age 64) = $11,400; $11,400 * 0.86 (the
applicable Joint and Survivor Equivalency Factor for an Annuitant age 64 and a spouse age 66) = $9,804.)

As shown in this example, when making adjustments to the MAW, the MAW amount is first determined at the Annuitant’s age 65, that amount is then adjusted for Early or Deferred Lifetime Withdrawal Commencement, and then there is a subsequent adjustment using the Equivalency Factors above if a Joint and Survivor MGWB is elected.

40

Statement of Additional Information

Table of Contents Item

  General Information and History
  Variable Annuity Account B of ING Life Insurance and Annuity Company
  Offering and Purchase of Contracts
  Accumulation Unit Value
  Sales Material and Advertising
  Experts
  Financial Statements of the Separate Account (Variable Annuity Account B) of ING Life Insurance and Annuity Company
  Consolidated Financial Statements of ING Life Insurance and Annuity Company

Please tear off, complete and return the form below to request, free of charge, a Statement of Additional Information for the contract offered under this prospectus. Send the completed form to Customer Service at P.O. Box 10450, Des
Moines, IA, 50306-0450.

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR VARIABLE ANNUITY ACCOUNT B, ING express RETIRMENT VARIABLE ANNUITY (333-167182). Please Print or Type:

_________________________________________________ Name _________________________________________________ Street Address _________________________________________________ City, State, Zip

41

VARIABLE ANNUITY ACCOUNT B
OF
ING LIFE INSURANCE AND ANNUITY COMPANY
ING express Retirement Variable Annuity
Statement of Additional Information
Dated

May 1, 2014

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated May 1, 2014.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
P.O. Box 10450
Des Moines, IA 50306-0450
(888) 854-5950

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, our operations include the business of Aetna
Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an
Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna
Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM ”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the
Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March
25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission,
ING is required to divest itself of 100% of Voya by the end of 2016.
The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the
Contract. (See “Fees and Expenses” in the prospectus).

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the
Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “Contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the “Separate Account”) is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the
Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of
1940, as amended. Payments to accounts under the Contract may be allocated to one or more of the Sub-accounts.
Each Sub-account invests in the shares of only one of the Funds offered under the Contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all
Funds may be available in all jurisdictions, under all Contracts, or under all plans.

A complete description of each Fund, including its investment objective, policies, risks and fees and expenses, is contained in the Fund’s prospectus and statement of additional information.

OFFERING AND PURCHASE OF CONTRACTS

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments, LLC and Voya
Investment Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios,
respectively.

The Company’s subsidiary, Directed Services, LLC serves as the principal underwriter for contracts. Directed
Services, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Directed
Services, LLC is also a member of the Financial Industry Regulatory Authority, Inc., or FINRA. Directed Services,

2

LLC’s principal office is located at 1475 Dunwoody Drive, West Chester, PA, 19380-1478. Directed Services, LLC
offers the securities under the Contracts on a continuous basis. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “The Annuity Contract” and “Contract
Purchase Requirements.”

Compensation paid to the principal underwriter, Directed Services, LLC, reflects compensation paid to Directed
Services, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

                                               ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the fees and expenses for the Contract and are for illustration purposes only. For
AUV’s calculated for this Contract, please see the Condensed Financial Information in the prospectus.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX) EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

3

                                              SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.
We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the sub-accounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the sub-account being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Corporation and Moody’s
Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s
Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life sub-
accounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal,
Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-
deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2013, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, included in the Statement of Additional Information, have been audited by
Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

4

FINANCIAL STATEMENTS Variable Annuity Account B of ING Life Insurance and Annuity Company Year Ended December 31, 2013 with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2013

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying financial statements of Variable Annuity Account B of ING Life
Insurance and Annuity Company (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2013, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2013 and 2012. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity
Account B of ING Life Insurance and Annuity Company at December 31, 2013, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2013 and 2012, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 11, 2014

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	Invesco V.I.		American Funds	American Funds
	American	Invesco V.I.	Insurance	Insurance
	Franchise	Core Equity	Series® Growth-	Series®	Calvert VP SRI
	Fund - Series I	Fund - Series I	Income Fund -	International	Balanced
	Shares	Shares	Class 2	Fund - Class 2	Portfolio
Assets
Investments in mutual funds
at fair value	$ 791	$ 1,831	$ 96	$ 22	$ 936
Total assets	791	1,831	96	22	936
Net assets	$ 791	$ 1,831	$ 96	$ 22	$ 936

Net assets
Accumulation units	$ 737	$ 1,531	$ 96	$ 22	$ 936
Contracts in payout (annuitization)	54	300	-	-	-
Total net assets	$ 791	$ 1,831	$ 96	$ 22	$ 936

Total number of mutual fund shares	15,617	47,634	1,904	1,030	459,369

Cost of mutual fund shares	$ 583	$ 1,170	$ 85	$ 18	$ 796

The accompanying notes are an integral part of these financial statements.

2

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	Federated Fund	Federated High	Federated	Federated	Federated
	for U.S.	Income Bond	Kaufmann	Managed Tail	Managed
	Government	Fund II -	Fund II -	Risk Fund II -	Volatility
	Securities II	Primary Shares	Primary Shares	Primary Shares	Fund II
Assets
Investments in mutual funds
at fair value	$ 779	$ 3,906	$ 1,940	$ 4,813	$ 2,920
Total assets	779	3,906	1,940	4,813	2,920
Net assets	$ 779	$ 3,906	$ 1,940	$ 4,813	$ 2,920

Net assets
Accumulation units	$ 779	$ 3,868	$ 1,940	$ 4,750	$ 2,889
Contracts in payout (annuitization)	-	38	-	63	31
Total net assets	$ 779	$ 3,906	$ 1,940	$ 4,813	$ 2,920

Total number of mutual fund shares	71,154	546,247	100,939	681,661	258,447

Cost of mutual fund shares	$ 798	$ 3,510	$ 1,382	$ 4,067	$ 2,238

The accompanying notes are an integral part of these financial statements.

3

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

		Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
		Equity-Income	Fidelity® VIP	High Income	Overseas
	Federated Prime	Portfolio - Initial	Growth Portfolio	Portfolio - Initial	Portfolio - Initial
	Money Fund II	Class	- Initial Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 1,080	$ 58,115	$ 11,910	$ 213	$ 4,196
Total assets	1,080	58,115	11,910	213	4,196
Net assets	$ 1,080	$ 58,115	$ 11,910	$ 213	$ 4,196

Net assets
Accumulation units	$ 1,071	$ 58,115	$ 11,910	$ -	$ 4,196
Contracts in payout (annuitization)	9	-	-	213	-
Total net assets	$ 1,080	$ 58,115	$ 11,910	$ 213	$ 4,196

Total number of mutual fund shares	1,080,036	2,495,261	208,442	36,810	203,299

Cost of mutual fund shares	$ 1,080	$ 55,249	$ 8,083	$ 200	$ 3,360

The accompanying notes are an integral part of these financial statements.

4

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	ING Balanced
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Securities	Portfolio -
	Class	Class	Class	Fund - Class 2	Class I
Assets
Investments in mutual funds
at fair value	$ 44,181	$ 22,227	$ 582	$ 3,461	$ 74,157
Total assets	44,181	22,227	582	3,461	74,157
Net assets	$ 44,181	$ 22,227	$ 582	$ 3,461	$ 74,157

Net assets
Accumulation units	$ 44,181	$ 22,227	$ 582	$ 3,461	$ 49,705
Contracts in payout (annuitization)	-	-	-	-	24,452
Total net assets	$ 44,181	$ 22,227	$ 582	$ 3,461	$ 74,157

Total number of mutual fund shares	1,286,196	119,315	47,071	143,782	5,293,177

Cost of mutual fund shares	$ 28,276	$ 15,793	$ 587	$ 2,410	$ 65,305

The accompanying notes are an integral part of these financial statements.

5

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING BlackRock
	ING	ING American	ING American	ING American	Health Sciences
	Intermediate	Funds Asset	Funds	Funds World	Opportunities
	Bond Portfolio -	Allocation	International	Allocation	Portfolio -
	Class I	Portfolio	Portfolio	Portfolio	Service Class
Assets
Investments in mutual funds
at fair value	$ 105,513	$ 2,382	$ 8,521	$ 369	$ 1,509
Total assets	105,513	2,382	8,521	369	1,509
Net assets	$ 105,513	$ 2,382	$ 8,521	$ 369	$ 1,509

Net assets
Accumulation units	$ 97,593	$ 2,382	$ 6,478	$ 369	$ 1,509
Contracts in payout (annuitization)	7,920	-	2,043	-	-
Total net assets	$ 105,513	$ 2,382	$ 8,521	$ 369	$ 1,509

Total number of mutual fund shares	8,441,001	180,181	437,888	30,284	84,603

Cost of mutual fund shares	$ 104,353	$ 2,108	$ 6,434	$ 343	$ 1,381

The accompanying notes are an integral part of these financial statements.

6

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING BlackRock		ING BlackRock	ING Clarion
	Inflation	ING BlackRock	Large Cap	Global Real	ING Clarion
	Protected Bond	Inflation	Growth	Estate	Global Real
	Portfolio -	Protected Bond	Portfolio -	Portfolio -	Estate
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 325	$ 2,803	$ 24,773	$ 1,815	$ 1,129
Total assets	325	2,803	24,773	1,815	1,129
Net assets	$ 325	$ 2,803	$ 24,773	$ 1,815	$ 1,129

Net assets
Accumulation units	$ 325	$ 2,803	$ 22,726	$ 1,815	$ 1,129
Contracts in payout (annuitization)	-	-	2,047	-	-
Total net assets	$ 325	$ 2,803	$ 24,773	$ 1,815	$ 1,129

Total number of mutual fund shares	34,485	299,149	1,717,927	165,571	103,547

Cost of mutual fund shares	$ 362	$ 3,213	$ 18,518	$ 1,780	$ 1,011

The accompanying notes are an integral part of these financial statements.

7

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING FMRSM
	ING Clarion	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Real Estate	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Portfolio -	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,704	$ 15,358	$ 2,426	$ 6,040	$ 1,645
Total assets	2,704	15,358	2,426	6,040	1,645
Net assets	$ 2,704	$ 15,358	$ 2,426	$ 6,040	$ 1,645

Net assets
Accumulation units	$ 2,704	$ 13,025	$ 2,426	$ 6,040	$ 1,645
Contracts in payout (annuitization)	-	2,333	-	-	-
Total net assets	$ 2,704	$ 15,358	$ 2,426	$ 6,040	$ 1,645

Total number of mutual fund shares	98,866	735,559	116,937	537,803	151,069

Cost of mutual fund shares	$ 2,453	$ 9,861	$ 1,782	$ 5,362	$ 1,122

The accompanying notes are an integral part of these financial statements.

8

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING Franklin			ING JPMorgan
	Templeton		ING Invesco	Emerging	ING JPMorgan
	Founding	ING Global	Growth and	Markets Equity	Emerging
	Strategy	Resources	Income	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 118	$ 4,377	$ 1,080	$ 4,523	$ 6,281
Total assets	118	4,377	1,080	4,523	6,281
Net assets	$ 118	$ 4,377	$ 1,080	$ 4,523	$ 6,281

Net assets
Accumulation units	$ 118	$ 4,377	$ 1,080	$ 4,523	$ 6,281
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 118	$ 4,377	$ 1,080	$ 4,523	$ 6,281

Total number of mutual fund shares	10,859	207,819	34,623	236,809	330,557

Cost of mutual fund shares	$ 107	$ 4,263	$ 812	$ 4,909	$ 6,863

The accompanying notes are an integral part of these financial statements.

9

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING JPMorgan
	Small Cap Core	ING JPMorgan	ING Large Cap
	Equity	Small Cap Core	Growth	ING Large Cap
	Portfolio -	Equity	Portfolio -	Value Portfolio -	ING Large Cap
	Institutional	Portfolio -	Institutional	Institutional	Value Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,107	$ 749	$ 115,292	$ 7,884	$ 1,976
Total assets	3,107	749	115,292	7,884	1,976
Net assets	$ 3,107	$ 749	$ 115,292	$ 7,884	$ 1,976

Net assets
Accumulation units	$ 3,107	$ 749	$ 111,250	$ 7,884	$ 1,976
Contracts in payout (annuitization)	-	-	4,042	-	-
Total net assets	$ 3,107	$ 749	$ 115,292	$ 7,884	$ 1,976

Total number of mutual fund shares	149,296	36,307	6,036,225	668,123	168,919

Cost of mutual fund shares	$ 2,202	$ 610	$ 97,552	$ 6,099	$ 1,633

The accompanying notes are an integral part of these financial statements.

10

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING Multi-
		ING MFS Total			Manager Large
	ING Marsico	Return	ING MFS Total	ING MFS	Cap Core
	Growth	Portfolio -	Return	Utilities	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 1,256	$ 30,481	$ 1,394	$ 2,492	$ 9,272
Total assets	1,256	30,481	1,394	2,492	9,272
Net assets	$ 1,256	$ 30,481	$ 1,394	$ 2,492	$ 9,272

Net assets
Accumulation units	$ 1,256	$ 30,481	$ 1,394	$ 2,492	$ 6,743
Contracts in payout (annuitization)	-	-	-	-	2,529
Total net assets	$ 1,256	$ 30,481	$ 1,394	$ 2,492	$ 9,272

Total number of mutual fund shares	49,594	1,627,416	74,432	141,007	626,921

Cost of mutual fund shares	$ 934	$ 24,724	$ 1,143	$ 1,969	$ 7,058

The accompanying notes are an integral part of these financial statements.

11

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING Retirement
	ING PIMCO	ING PIMCO	ING Retirement	ING Retirement	Moderate
	High Yield	Total Return	Conservative	Growth	Growth
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 4,441	$ 4,481	$ 3,496	$ 5,195	$ 4,340
Total assets	4,441	4,481	3,496	5,195	4,340
Net assets	$ 4,441	$ 4,481	$ 3,496	$ 5,195	$ 4,340

Net assets
Accumulation units	$ 4,441	$ 4,481	$ 3,496	$ 5,195	$ 4,340
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,441	$ 4,481	$ 3,496	$ 5,195	$ 4,340

Total number of mutual fund shares	418,956	391,047	369,529	395,031	333,311

Cost of mutual fund shares	$ 4,340	$ 4,678	$ 3,482	$ 3,920	$ 3,412

The accompanying notes are an integral part of these financial statements.

12

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Retirement	Price Capital	Price Equity	Price	ING Templeton
	Moderate	Appreciation	Income	International	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 5,774	$ 22,726	$ 6,855	$ 3,113	$ 562
Total assets	5,774	22,726	6,855	3,113	562
Net assets	$ 5,774	$ 22,726	$ 6,855	$ 3,113	$ 562

Net assets
Accumulation units	$ 5,774	$ 22,726	$ 6,855	$ 3,113	$ 562
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,774	$ 22,726	$ 6,855	$ 3,113	$ 562

Total number of mutual fund shares	465,672	801,354	408,267	235,316	34,971

Cost of mutual fund shares	$ 5,029	$ 18,998	$ 5,119	$ 2,552	$ 454

The accompanying notes are an integral part of these financial statements.

13

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING American
		ING Money	ING Money	Century Small-	ING Baron
	ING U.S. Stock	Market	Market	Mid Cap Value	Growth
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Class S	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 82	$ 52,709	$ 77	$ 2,769	$ 7,548
Total assets	82	52,709	77	2,769	7,548
Net assets	$ 82	$ 52,709	$ 77	$ 2,769	$ 7,548

Net assets
Accumulation units	$ 82	$ 50,614	$ 77	$ 2,769	$ 7,548
Contracts in payout (annuitization)	-	2,095	-	-	-
Total net assets	$ 82	$ 52,709	$ 77	$ 2,769	$ 7,548

Total number of mutual fund shares	5,626	52,709,435	76,583	182,683	246,653

Cost of mutual fund shares	$ 60	$ 52,709	$ 77	$ 2,135	$ 5,463

The accompanying notes are an integral part of these financial statements.

14

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING Columbia	ING Columbia			ING Invesco
	Contrarian Core	Small Cap Value	ING Global	ING Global	Comstock
	Portfolio -	II Portfolio -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,612	$ 621	$ 26,454	$ 95	$ 1,289
Total assets	2,612	621	26,454	95	1,289
Net assets	$ 2,612	$ 621	$ 26,454	$ 95	$ 1,289

Net assets
Accumulation units	$ 2,612	$ 621	$ 24,045	$ -	$ 1,289
Contracts in payout (annuitization)	-	-	2,409	95	-
Total net assets	$ 2,612	$ 621	$ 26,454	$ 95	$ 1,289

Total number of mutual fund shares	104,791	38,979	2,529,043	9,024	83,539

Cost of mutual fund shares	$ 1,733	$ 467	$ 27,732	$ 105	$ 854

The accompanying notes are an integral part of these financial statements.

15

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING Invesco		ING
	Equity and	ING JPMorgan	Oppenheimer	ING PIMCO	ING Pioneer
	Income	Mid Cap Value	Global	Total Return	High Yield
	Portfolio - Initial	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial
	Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 52,976	$ 3,218	$ 83,809	$ 9,329	$ 17,988
Total assets	52,976	3,218	83,809	9,329	17,988
Net assets	$ 52,976	$ 3,218	$ 83,809	$ 9,329	$ 17,988

Net assets
Accumulation units	$ 52,976	$ 3,218	$ 80,606	$ 9,329	$ 16,525
Contracts in payout (annuitization)	-	-	3,203	-	1,463
Total net assets	$ 52,976	$ 3,218	$ 83,809	$ 9,329	$ 17,988

Total number of mutual fund shares	1,179,345	152,229	4,436,678	812,666	1,449,490

Cost of mutual fund shares	$ 40,551	$ 2,159	$ 60,920	$ 9,711	$ 16,170

The accompanying notes are an integral part of these financial statements.

16

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,821	$ 3,450	$ 6,162	$ 2,739	$ 1,127
Total assets	2,821	3,450	6,162	2,739	1,127
Net assets	$ 2,821	$ 3,450	$ 6,162	$ 2,739	$ 1,127

Net assets
Accumulation units	$ 2,821	$ 3,450	$ 6,162	$ 2,739	$ 1,127
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,821	$ 3,450	$ 6,162	$ 2,739	$ 1,127

Total number of mutual fund shares	235,448	260,979	436,104	186,335	98,801

Cost of mutual fund shares	$ 2,627	$ 2,752	$ 4,857	$ 2,214	$ 1,051

The accompanying notes are an integral part of these financial statements.

17

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING T. Rowe
	Price Diversified	ING T. Rowe		ING Strategic	ING Strategic
	Mid Cap	Price Growth	ING Templeton	Allocation	Allocation
	Growth	Equity	Foreign Equity	Conservative	Growth
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Portfolio -	Portfolio -
	Class	Class	Class	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 48,397	$ 37,679	$ 17,537	$ 7,505	$ 9,730
Total assets	48,397	37,679	17,537	7,505	9,730
Net assets	$ 48,397	$ 37,679	$ 17,537	$ 7,505	$ 9,730

Net assets
Accumulation units	$ 48,397	$ 32,232	$ 16,339	$ 5,549	$ 8,392
Contracts in payout (annuitization)	-	5,447	1,198	1,956	1,338
Total net assets	$ 48,397	$ 37,679	$ 17,537	$ 7,505	$ 9,730

Total number of mutual fund shares	4,143,595	422,832	1,327,542	616,706	736,004

Cost of mutual fund shares	$ 34,274	$ 22,984	$ 13,312	$ 6,123	$ 6,917

The accompanying notes are an integral part of these financial statements.

18

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING Strategic
	Allocation	ING Growth	ING Growth		ING Euro
	Moderate	and Income	and Income	ING GET U.S.	STOXX 50®
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Index Portfolio -
	Class I	Class A	Class I	Series 14	Class I
Assets
Investments in mutual funds
at fair value	$ 10,224	$ 1,846	$ 248,811	$ 4,907	$ 46
Total assets	10,224	1,846	248,811	4,907	46
Net assets	$ 10,224	$ 1,846	$ 248,811	$ 4,907	$ 46

Net assets
Accumulation units	$ 7,906	$ -	$ 188,883	$ 4,907	$ 46
Contracts in payout (annuitization)	2,318	1,846	59,928	-	-
Total net assets	$ 10,224	$ 1,846	$ 248,811	$ 4,907	$ 46

Total number of mutual fund shares	810,798	58,854	7,856,353	511,718	3,856

Cost of mutual fund shares	$ 8,245	$ 1,339	$ 169,385	$ 5,128	$ 36

The accompanying notes are an integral part of these financial statements.

19

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING	ING
	LargeCap	MidCap	SmallCap	International	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Class I	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 71,271	$ 8,351	$ 4,581	$ 8,699	$ 134
Total assets	71,271	8,351	4,581	8,699	134
Net assets	$ 71,271	$ 8,351	$ 4,581	$ 8,699	$ 134

Net assets
Accumulation units	$ 52,033	$ 8,351	$ 4,581	$ 8,048	$ 134
Contracts in payout (annuitization)	19,238	-	-	651	-
Total net assets	$ 71,271	$ 8,351	$ 4,581	$ 8,699	$ 134

Total number of mutual fund shares	3,554,654	353,548	209,581	866,474	13,406

Cost of mutual fund shares	$ 50,628	$ 5,403	$ 2,823	$ 6,888	$ 115

The accompanying notes are an integral part of these financial statements.

20

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING Russell™				ING Russell™
	Large Cap	ING Russell™	ING Russell™	ING Russell™	Mid Cap
	Growth Index	Large Cap Index	Large Cap Value	Large Cap Value	Growth Index
	Portfolio -	Portfolio - Class	Index Portfolio -	Index Portfolio -	Portfolio -
	Class I	I	Class I	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 28,735	$ 17,423	$ 7,738	$ 1,517	$ 1,080
Total assets	28,735	17,423	7,738	1,517	1,080
Net assets	$ 28,735	$ 17,423	$ 7,738	$ 1,517	$ 1,080

Net assets
Accumulation units	$ 28,481	$ 13,875	$ 7,738	$ 1,517	$ 1,080
Contracts in payout (annuitization)	254	3,548	-	-	-
Total net assets	$ 28,735	$ 17,423	$ 7,738	$ 1,517	$ 1,080

Total number of mutual fund shares	1,316,895	1,214,972	421,238	83,004	44,040

Cost of mutual fund shares	$ 15,500	$ 11,592	$ 4,957	$ 989	$ 804

The accompanying notes are an integral part of these financial statements.

21

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Small		ING
	Mid Cap Index	Small Cap Index	Company	ING U.S. Bond	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Value Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 789	$ 1,082	$ 30,613	$ 1,240	$ 1,520
Total assets	789	1,082	30,613	1,240	1,520
Net assets	$ 789	$ 1,082	$ 30,613	$ 1,240	$ 1,520

Net assets
Accumulation units	$ 789	$ 1,082	$ 25,506	$ 1,240	$ 1,520
Contracts in payout (annuitization)	-	-	5,107	-	-
Total net assets	$ 789	$ 1,082	$ 30,613	$ 1,240	$ 1,520

Total number of mutual fund shares	49,294	63,887	1,242,904	119,506	157,462

Cost of mutual fund shares	$ 610	$ 826	$ 20,964	$ 1,307	$ 1,227

The accompanying notes are an integral part of these financial statements.

22

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

Janus Aspen
	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap	Series Balanced
	Opportunities	Opportunities	Opportunities	Opportunities	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class I	Class S	Class I	Class S	Shares
Assets
Investments in mutual funds
at fair value	$ 6,779	$ 3,805	$ 1,196	$ 2,973	$ 8
Total assets	6,779	3,805	1,196	2,973	8
Net assets	$ 6,779	$ 3,805	$ 1,196	$ 2,973	$ 8

Net assets
Accumulation units	$ 6,779	$ 3,805	$ 1,196	$ 2,973	$ 8
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,779	$ 3,805	$ 1,196	$ 2,973	$ 8

Total number of mutual fund shares	408,870	235,770	41,059	105,731	260

Cost of mutual fund shares	$ 5,793	$ 2,732	$ 946	$ 2,219	$ 7

The accompanying notes are an integral part of these financial statements.

23

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

Janus Aspen
	Series	Lord Abbett
	Enterprise	Series Fund	Oppenheimer
	Portfolio -	MidCap Stock	Discovery Mid		Oppenheimer
	Institutional	Portfolio -	Cap Growth	Oppenheimer	Main Street
	Shares	Class VC	Fund/VA	Global Fund/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value	$ -	$ 2,031	$ 426	$ 23	$ 337
Total assets	-	2,031	426	23	337
Net assets	$ -	$ 2,031	$ 426	$ 23	$ 337

Net assets
Accumulation units	$ -	$ 2,031	$ -	$ 23	$ -
Contracts in payout (annuitization)	-	-	426	-	337
Total net assets	$ -	$ 2,031	$ 426	$ 23	$ 337

Total number of mutual fund shares	1	86,671	5,716	567	10,790

Cost of mutual fund shares	$ -	$ 1,204	$ 399	$ 15	$ 231

The accompanying notes are an integral part of these financial statements.

24

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

		PIMCO Real	Pioneer
	Oppenheimer	Return	Emerging	Pioneer High
	Main Street	Portfolio -	Markets VCT	Yield VCT
	Small Cap	Administrative	Portfolio -	Portfolio -	Wanger
	Fund®/VA	Class	Class I	Class I	International
Assets
Investments in mutual funds
at fair value	$ 1,033	$ 3,588	$ 1,028	$ 634	$ 2,587
Total assets	1,033	3,588	1,028	634	2,587
Net assets	$ 1,033	$ 3,588	$ 1,028	$ 634	$ 2,587

Net assets
Accumulation units	$ 1,033	$ 3,588	$ 1,028	$ 634	$ 2,587
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,033	$ 3,588	$ 1,028	$ 634	$ 2,587

Total number of mutual fund shares	37,154	284,788	40,939	60,425	74,888

Cost of mutual fund shares	$ 776	$ 4,055	$ 1,015	$ 634	$ 2,437

The accompanying notes are an integral part of these financial statements.

25

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 2,884	$ 1,247
Total assets	2,884	1,247
Net assets	$ 2,884	$ 1,247

Net assets
Accumulation units	$ 2,884	$ 1,247
Contracts in payout (annuitization)	-	-
Total net assets	$ 2,884	$ 1,247

Total number of mutual fund shares	79,208	30,320

Cost of mutual fund shares	$ 2,016	$ 1,037

The accompanying notes are an integral part of these financial statements.

26

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	Invesco V.I.		American Funds	American Funds
	American	Invesco V.I.	Insurance	Insurance
	Franchise	Core Equity	Series® Growth-	Series®	Calvert VP SRI
	Fund - Series I	Fund - Series I	Income Fund -	International	Balanced
	Shares	Shares	Class 2	Fund - Class 2	Portfolio
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ 23	$ 1	$ -	$ 9
Expenses:
Mortality and expense risk
charges	6	17	-	-	10
Total expenses	6	17	-	-	10
Net investment income (loss)	(3)	6	1	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	22	-	-	91
Capital gains distributions	-	-	-	-	79
Total realized gain (loss) on investments
and capital gains distributions	13	22	-	-	170
Net unrealized appreciation
(depreciation) of investments	225	368	10	3	(37)
Net realized and unrealized gain (loss)
on investments	238	390	10	3	133
Net increase (decrease) in net assets
resulting from operations	$ 235	$ 396	$ 11	$ 3	$ 132

The accompanying notes are an integral part of these financial statements.

27

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	Federated Fund	Federated High	Federated	Federated	Federated
	for U.S.	Income Bond	Kaufmann	Managed Tail	Managed
	Government	Fund II -	Fund II -	Risk Fund II -	Volatility
	Securities II	Primary Shares	Primary Shares	Primary Shares	Fund II
Net investment income (loss)
Investment Income:
Dividends	$ 30	$ 273	$ -	$ 49	$ 84
Expenses:
Mortality and expense risk
charges	12	56	25	69	41
Total expenses	12	56	25	69	41
Net investment income (loss)	18	217	(25)	(20)	43

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(22)	83	91	86
Capital gains distributions	-	-	150	99	-
Total realized gain (loss) on investments
and capital gains distributions	-	(22)	233	190	86
Net unrealized appreciation
(depreciation) of investments	(48)	19	361	502	398
Net realized and unrealized gain (loss)
on investments	(48)	(3)	594	692	484
Net increase (decrease) in net assets
resulting from operations	$ (30)	$ 214	$ 569	$ 672	$ 527

The accompanying notes are an integral part of these financial statements.

28

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
		Equity-Income	Fidelity® VIP	High Income	Overseas
	Federated Prime	Portfolio - Initial	Growth Portfolio	Portfolio - Initial	Portfolio - Initial
	Money Fund II	Class	- Initial Class	Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 1,369	$ 31	$ 12	$ 52
Expenses:
Mortality and expense risk
charges	16	684	99	3	35
Total expenses	16	684	99	3	35
Net investment income (loss)	(16)	685	(68)	9	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(812)	535	10	342
Capital gains distributions	-	3,631	7	-	14
Total realized gain (loss) on investments
and capital gains distributions	-	2,819	542	10	356
Net unrealized appreciation
(depreciation) of investments	-	9,577	2,707	(9)	585
Net realized and unrealized gain (loss)
on investments	-	12,396	3,249	1	941
Net increase (decrease) in net assets
resulting from operations	$ (16)	$ 13,081	$ 3,181	$ 10	$ 958

The accompanying notes are an integral part of these financial statements.

29

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	ING Balanced
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Securities	Portfolio -
	Class	Class	Class	Fund - Class 2	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 433	$ 386	$ 14	$ 41	$ 1,501
Expenses:
Mortality and expense risk
charges	834	290	10	27	853
Total expenses	834	290	10	27	853
Net investment income (loss)	(401)	96	4	14	648

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,140	716	-	214	(344)
Capital gains distributions	12	207	7	52	-
Total realized gain (loss) on investments
and capital gains distributions	6,152	923	7	266	(344)
Net unrealized appreciation
(depreciation) of investments	15,260	4,475	(33)	611	9,776
Net realized and unrealized gain (loss)
on investments	21,412	5,398	(26)	877	9,432
Net increase (decrease) in net assets
resulting from operations	$ 21,011	$ 5,494	$ (22)	$ 891	$ 10,080

The accompanying notes are an integral part of these financial statements.

30

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING BlackRock
	ING	ING American	ING American	ING American	Health Sciences
	Intermediate	Funds Asset	Funds	Funds World	Opportunities
	Bond Portfolio -	Allocation	International	Allocation	Portfolio -
	Class I	Portfolio	Portfolio	Portfolio	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 3,633	$ 19	$ 72	$ 4	$ 1
Expenses:
Mortality and expense risk
charges	1,289	19	100	4	10
Total expenses	1,289	19	100	4	10
Net investment income (loss)	2,344	-	(28)	-	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,427	39	447	-	156
Capital gains distributions	-	10	-	3	85
Total realized gain (loss) on investments
and capital gains distributions	2,427	49	447	3	241
Net unrealized appreciation
(depreciation) of investments	(6,162)	237	1,031	29	89
Net realized and unrealized gain (loss)
on investments	(3,735)	286	1,478	32	330
Net increase (decrease) in net assets
resulting from operations	$ (1,391)	$ 286	$ 1,450	$ 32	$ 321

The accompanying notes are an integral part of these financial statements.

31

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING BlackRock		ING BlackRock	ING Clarion
	Inflation	ING BlackRock	Large Cap	Global Real	ING Clarion
	Protected Bond	Inflation	Growth	Estate	Global Real
	Portfolio -	Protected Bond	Portfolio -	Portfolio -	Estate
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 303	$ 108	$ 61
Expenses:
Mortality and expense risk
charges	2	50	269	17	14
Total expenses	2	50	269	17	14
Net investment income (loss)	(2)	(50)	34	91	47

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(255)	(72)	202	91
Capital gains distributions	20	257	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	23	2	(72)	202	91
Net unrealized appreciation
(depreciation) of investments	(50)	(418)	6,231	(236)	(112)
Net realized and unrealized gain (loss)
on investments	(27)	(416)	6,159	(34)	(21)
Net increase (decrease) in net assets
resulting from operations	$ (29)	$ (466)	$ 6,193	$ 57	$ 26

The accompanying notes are an integral part of these financial statements.

32

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING FMRSM
	ING Clarion	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Real Estate	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Portfolio -	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 39	$ 100	$ 10	$ 283	$ 16
Expenses:
Mortality and expense risk
charges	25	177	17	66	18
Total expenses	25	177	17	66	18
Net investment income (loss)	14	(77)	(7)	217	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	266	672	65	215	78
Capital gains distributions	-	53	8	-	-
Total realized gain (loss) on investments
and capital gains distributions	266	725	73	215	78
Net unrealized appreciation
(depreciation) of investments	(235)	3,542	530	249	263
Net realized and unrealized gain (loss)
on investments	31	4,267	603	464	341
Net increase (decrease) in net assets
resulting from operations	$ 45	$ 4,190	$ 596	$ 681	$ 339

The accompanying notes are an integral part of these financial statements.

33

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Franklin			ING JPMorgan
	Templeton		ING Invesco	Emerging	ING JPMorgan
	Founding	ING Global	Growth and	Markets Equity	Emerging
	Strategy	Resources	Income	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 43	$ 14	$ 57	$ 55
Expenses:
Mortality and expense risk
charges	2	46	10	65	56
Total expenses	2	46	10	65	56
Net investment income (loss)	(1)	(3)	4	(8)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18	182	141	49	(28)
Capital gains distributions	-	-	-	111	141
Total realized gain (loss) on investments
and capital gains distributions	18	182	141	160	113
Net unrealized appreciation
(depreciation) of investments	11	376	107	(525)	(551)
Net realized and unrealized gain (loss)
on investments	29	558	248	(365)	(438)
Net increase (decrease) in net assets
resulting from operations	$ 28	$ 555	$ 252	$ (373)	$ (439)

The accompanying notes are an integral part of these financial statements.

34

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING JPMorgan
	Small Cap Core	ING JPMorgan	ING Large Cap
	Equity	Small Cap Core	Growth	ING Large Cap
	Portfolio -	Equity	Portfolio -	Value Portfolio -	ING Large Cap
	Institutional	Portfolio -	Institutional	Institutional	Value Portfolio -
	Class	Service Class	Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 25	$ 4	$ 581	$ 135	$ 26
Expenses:
Mortality and expense risk
charges	33	4	915	54	16
Total expenses	33	4	915	54	16
Net investment income (loss)	(8)	-	(334)	81	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	255	11	2,764	471	65
Capital gains distributions	62	11	1,014	-	-
Total realized gain (loss) on investments
and capital gains distributions	317	22	3,778	471	65
Net unrealized appreciation
(depreciation) of investments	538	122	14,905	1,095	273
Net realized and unrealized gain (loss)
on investments	855	144	18,683	1,566	338
Net increase (decrease) in net assets
resulting from operations	$ 847	$ 144	$ 18,349	$ 1,647	$ 348

The accompanying notes are an integral part of these financial statements.

35

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING Multi-
					Manager Large
	ING Marsico	ING MFS Total	ING MFS Total	ING MFS	Cap Core
	Growth	Return Portfolio	Return	Utilities	Portfolio -
	Portfolio -	- Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 10	$ 718	$ 21	$ 48	$ 81
Expenses:
Mortality and expense risk
charges	13	380	9	22	107
Total expenses	13	380	9	22	107
Net investment income (loss)	(3)	338	12	26	(26)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	98	(160)	60	140	613
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	98	(160)	60	140	613
Net unrealized appreciation
(depreciation) of investments	232	4,763	108	243	1,568
Net realized and unrealized gain (loss)
on investments	330	4,603	168	383	2,181
Net increase (decrease) in net assets
resulting from operations	$ 327	$ 4,941	$ 180	$ 409	$ 2,155

The accompanying notes are an integral part of these financial statements.

36

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

			ING Pioneer
	ING PIMCO	ING PIMCO	Mid Cap Value	ING Pioneer	ING Retirement
	High Yield	Total Return	Portfolio -	Mid Cap Value	Conservative
	Portfolio -	Bond Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 282	$ 165	$ 19	$ 5	$ 100
Expenses:
Mortality and expense risk
charges	55	58	12	5	35
Total expenses	55	58	12	5	35
Net investment income (loss)	227	107	7	-	65

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	106	30	630	142	12
Capital gains distributions	-	51	-	-	37
Total realized gain (loss) on investments
and capital gains distributions	106	81	630	142	49
Net unrealized appreciation
(depreciation) of investments	(122)	(332)	(297)	(43)	(17)
Net realized and unrealized gain (loss)
on investments	(16)	(251)	333	99	32
Net increase (decrease) in net assets
resulting from operations	$ 211	$ (144)	$ 340	$ 99	$ 97

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING Retirement		ING T. Rowe	ING T. Rowe
	ING Retirement	Moderate	ING Retirement	Price Capital	Price Equity
	Growth	Growth	Moderate	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 96	$ 94	$ 146	$ 226	$ 103
Expenses:
Mortality and expense risk
charges	62	55	63	180	63
Total expenses	62	55	63	180	63
Net investment income (loss)	34	39	83	46	40

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	161	276	216	1,010	521
Capital gains distributions	-	-	-	1,203	5
Total realized gain (loss) on investments
and capital gains distributions	161	276	216	2,213	526
Net unrealized appreciation
(depreciation) of investments	595	281	137	1,317	1,003
Net realized and unrealized gain (loss)
on investments	756	557	353	3,530	1,529
Net increase (decrease) in net assets
resulting from operations	$ 790	$ 596	$ 436	$ 3,576	$ 1,569

The accompanying notes are an integral part of these financial statements.

38

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING T. Rowe
	Price	ING Templeton		ING Money	ING Money
	International	Global Growth ING U.S. Stock		Market	Market
	Stock Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Class I	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 32	$ 6	$ 1	$ -	$ -
Expenses:
Mortality and expense risk
charges	36	5	1	717	1
Total expenses	36	5	1	717	1
Net investment income (loss)	(4)	1	-	(717)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	34	2	-	-
Capital gains distributions	-	-	2	11	-
Total realized gain (loss) on investments
and capital gains distributions	(7)	34	4	11	-
Net unrealized appreciation
(depreciation) of investments	383	70	15	-	-
Net realized and unrealized gain (loss)
on investments	376	104	19	11	-
Net increase (decrease) in net assets
resulting from operations	$ 372	$ 105	$ 19	$ (706)	$ (1)

The accompanying notes are an integral part of these financial statements.

39

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING American
	Century Small-	ING Baron	ING Columbia	ING Columbia
	Mid Cap Value	Growth	Contrarian Core	Small Cap Value	ING Global
	Portfolio -	Portfolio -	Portfolio -	II Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 27	$ 78	$ 33	$ 5	$ 614
Expenses:
Mortality and expense risk
charges	17	63	25	5	358
Total expenses	17	63	25	5	358
Net investment income (loss)	10	15	8	-	256

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	120	674	244	53	(133)
Capital gains distributions	77	232	-	-	758
Total realized gain (loss) on investments
and capital gains distributions	197	906	244	53	625
Net unrealized appreciation
(depreciation) of investments	419	971	411	114	(2,564)
Net realized and unrealized gain (loss)
on investments	616	1,877	655	167	(1,939)
Net increase (decrease) in net assets
resulting from operations	$ 626	$ 1,892	$ 663	$ 167	$ (1,683)

The accompanying notes are an integral part of these financial statements.

40

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				ING Invesco
		ING Growth	ING Invesco	Equity and	ING JPMorgan
	ING Global	and Income	Comstock	Income	Mid Cap Value
	Bond Portfolio -	Core Portfolio -	Portfolio -	Portfolio - Initial	Portfolio -
	Service Class	Initial Class	Service Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 103	$ 9	$ 702	$ 17
Expenses:
Mortality and expense risk
charges	1	31	9	608	24
Total expenses	1	31	9	608	24
Net investment income (loss)	1	72	-	94	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	706	83	824	60
Capital gains distributions	3	-	-	-	91
Total realized gain (loss) on investments
and capital gains distributions	-	706	83	824	151
Net unrealized appreciation
(depreciation) of investments	(7)	85	218	9,737	553
Net realized and unrealized gain (loss)
on investments	(7)	791	301	10,561	704
Net increase (decrease) in net assets
resulting from operations	$ (6)	$ 863	$ 301	$ 10,655	$ 697

The accompanying notes are an integral part of these financial statements.

41

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO	ING Pioneer
	Global	Total Return	High Yield	ING Solution	ING Solution
	Portfolio - Initial	Portfolio -	Portfolio - Initial	2015 Portfolio -	2025 Portfolio -
	Class	Service Class	Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,088	$ 360	$ 871	$ 81	$ 68
Expenses:
Mortality and expense risk
charges	965	106	217	25	25
Total expenses	965	106	217	25	25
Net investment income (loss)	123	254	654	56	43

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,413	123	1,869	58	48
Capital gains distributions	-	74	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	4,413	197	1,869	58	48
Net unrealized appreciation
(depreciation) of investments	14,034	(801)	(689)	83	343
Net realized and unrealized gain (loss)
on investments	18,447	(604)	1,180	141	391
Net increase (decrease) in net assets
resulting from operations	$ 18,570	$ (350)	$ 1,834	$ 197	$ 434

The accompanying notes are an integral part of these financial statements.

42

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				ING T. Rowe
				Price Diversified	ING T. Rowe
			ING Solution	Mid Cap	Price Growth
	ING Solution	ING Solution	Income	Growth	Equity
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio - Initial	Portfolio - Initial
	Service Class	Service Class	Service Class	Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 101	$ 37	$ 36	$ 128	$ 6
Expenses:
Mortality and expense risk
charges	43	18	9	520	412
Total expenses	43	18	9	520	412
Net investment income (loss)	58	19	27	(392)	(406)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	51	53	14	1,890	1,959
Capital gains distributions	-	-	-	501	-
Total realized gain (loss) on investments
and capital gains distributions	51	53	14	2,391	1,959
Net unrealized appreciation
(depreciation) of investments	830	383	26	10,891	9,105
Net realized and unrealized gain (loss)
on investments	881	436	40	13,282	11,064
Net increase (decrease) in net assets
resulting from operations	$ 939	$ 455	$ 67	$ 12,890	$ 10,658

The accompanying notes are an integral part of these financial statements.

43

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING UBS U.S.	ING Strategic	ING Strategic	ING Strategic
	ING Templeton	Large Cap	Allocation	Allocation	Allocation
	Foreign Equity	Equity	Conservative	Growth	Moderate
	Portfolio - Initial	Portfolio - Initial	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 255	$ 57	$ 183	$ 146	$ 210
Expenses:
Mortality and expense risk
charges	194	35	93	101	127
Total expenses	194	35	93	101	127
Net investment income (loss)	61	22	90	45	83

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(366)	2,143	117	(88)	(308)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(366)	2,143	117	(88)	(308)
Net unrealized appreciation
(depreciation) of investments	3,309	(950)	519	1,719	1,644
Net realized and unrealized gain (loss)
on investments	2,943	1,193	636	1,631	1,336
Net increase (decrease) in net assets
resulting from operations	$ 3,004	$ 1,215	$ 726	$ 1,676	$ 1,419

The accompanying notes are an integral part of these financial statements.

44

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class A	Class I	Series 11	Series 12	Series 13
Net investment income (loss)
Investment Income:
Dividends	$ 15	$ 3,042	$ 66	$ 230	$ 278
Expenses:
Mortality and expense risk
charges	22	2,591	9	60	131
Total expenses	22	2,591	9	60	131
Net investment income (loss)	(7)	451	57	170	147

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	17,746	(376)	(560)	(625)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	40	17,746	(376)	(560)	(625)
Net unrealized appreciation
(depreciation) of investments	397	40,044	307	412	317
Net realized and unrealized gain (loss)
on investments	437	57,790	(69)	(148)	(308)
Net increase (decrease) in net assets
resulting from operations	$ 430	$ 58,241	$ (12)	$ 22	$ (161)

The accompanying notes are an integral part of these financial statements.

45

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING BlackRock
		Science and
		Technology	ING Euro	ING Index Plus	ING Index Plus
	ING GET U.S.	Opportunities	STOXX 50®	LargeCap	MidCap
	Core Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Series 14	Class I	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 157	$ -	$ 2	$ 1,241	$ 121
Expenses:
Mortality and expense risk
charges	88	12	-	793	94
Total expenses	88	12	-	793	94
Net investment income (loss)	69	(12)	2	448	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(50)	(700)	1	916	949
Capital gains distributions	-	662	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(50)	(38)	1	916	949
Net unrealized appreciation
(depreciation) of investments	(124)	250	7	16,894	2,152
Net realized and unrealized gain (loss)
on investments	(174)	212	8	17,810	3,101
Net increase (decrease) in net assets
resulting from operations	$ (105)	$ 200	$ 10	$ 18,258	$ 3,128

The accompanying notes are an integral part of these financial statements.

46

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				ING Russell™
	ING Index Plus	ING	ING	Large Cap	ING Russell™
	SmallCap	International	International	Growth Index	Large Cap
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class I	Class S	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 37	$ 188	$ -	$ 395	$ 258
Expenses:
Mortality and expense risk
charges	34	96	1	342	201
Total expenses	34	96	1	342	201
Net investment income (loss)	3	92	(1)	53	57

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	81	250	1	2,109	1,153
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	81	250	1	2,109	1,153
Net unrealized appreciation
(depreciation) of investments	1,278	1,153	17	4,990	2,993
Net realized and unrealized gain (loss)
on investments	1,359	1,403	18	7,099	4,146
Net increase (decrease) in net assets
resulting from operations	$ 1,362	$ 1,495	$ 17	$ 7,152	$ 4,203

The accompanying notes are an integral part of these financial statements.

47

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Mid Cap	ING Russell™	ING Russell™
	Value Index	Value Index	Growth Index	Mid Cap Index	Small Cap Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class S	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 128	$ 20	$ 7	$ 7	$ 13
Expenses:
Mortality and expense risk
charges	87	19	8	6	8
Total expenses	87	19	8	6	8
Net investment income (loss)	41	1	(1)	1	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	694	86	26	33	49
Capital gains distributions	54	9	-	18	34
Total realized gain (loss) on investments
and capital gains distributions	748	95	26	51	83
Net unrealized appreciation
(depreciation) of investments	1,251	263	248	137	229
Net realized and unrealized gain (loss)
on investments	1,999	358	274	188	312
Net increase (decrease) in net assets
resulting from operations	$ 2,040	$ 359	$ 273	$ 189	$ 317

The accompanying notes are an integral part of these financial statements.

48

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Small		ING	ING MidCap	ING MidCap
	Company	ING U.S. Bond	International	Opportunities	Opportunities
	Portfolio -	Index Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 145	$ 24	$ 37	$ 2	$ -
Expenses:
Mortality and expense risk
charges	335	11	13	59	44
Total expenses	335	11	13	59	44
Net investment income (loss)	(190)	13	24	(57)	(44)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	641	(5)	50	405	471
Capital gains distributions	2,252	12	-	158	92
Total realized gain (loss) on investments
and capital gains distributions	2,893	7	50	563	563
Net unrealized appreciation
(depreciation) of investments	6,047	(62)	190	866	459
Net realized and unrealized gain (loss)
on investments	8,940	(55)	240	1,429	1,022
Net increase (decrease) in net assets
resulting from operations	$ 8,750	$ (42)	$ 264	$ 1,372	$ 978

The accompanying notes are an integral part of these financial statements.

49

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				Janus Aspen
			Janus Aspen	Series	Lord Abbett
	ING SmallCap	ING SmallCap	Series Balanced	Enterprise	Series Fund
	Opportunities	Opportunities	Portfolio -	Portfolio -	MidCap Stock
	Portfolio -	Portfolio -	Institutional	Institutional	Portfolio -
	Class I	Class S	Shares	Shares	Class VC
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ -	$ -	$ 8
Expenses:
Mortality and expense risk
charges	9	33	-	-	19
Total expenses	9	33	-	-	19
Net investment income (loss)	(9)	(33)	-	-	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	225	-	-	54
Capital gains distributions	59	165	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	98	390	-	-	54
Net unrealized appreciation
(depreciation) of investments	234	474	1	-	450
Net realized and unrealized gain (loss)
on investments	332	864	1	-	504
Net increase (decrease) in net assets
resulting from operations	$ 323	$ 831	$ 1	$ -	$ 493

The accompanying notes are an integral part of these financial statements.

50

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					PIMCO Real
	Oppenheimer			Oppenheimer	Return
	Discovery Mid		Oppenheimer	Main Street	Portfolio -
	Cap Growth	Oppenheimer	Main Street	Small Cap	Administrative
	Fund/VA	Global Fund/VA	Fund®/VA	Fund®/VA	Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 3	$ 9	$ 69
Expenses:
Mortality and expense risk
charges	3	-	4	9	52
Total expenses	3	-	4	9	52
Net investment income (loss)	(3)	-	(1)	-	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	56	-	1	217	155
Capital gains distributions	-	-	-	11	30
Total realized gain (loss) on investments
and capital gains distributions	56	-	1	228	185
Net unrealized appreciation
(depreciation) of investments	14	5	82	91	(816)
Net realized and unrealized gain (loss)
on investments	70	5	83	319	(631)
Net increase (decrease) in net assets
resulting from operations	$ 67	$ 5	$ 82	$ 319	$ (614)

The accompanying notes are an integral part of these financial statements.

51

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	Pioneer
	Emerging	Pioneer High
	Markets VCT	Yield VCT
	Portfolio -	Portfolio -	Wanger
	Class I	Class I	International	Wanger Select	Wanger USA
Net investment income (loss)
Investment Income:
Dividends	$ 10	$ 33	$ 59	$ 8	$ 1
Expenses:
Mortality and expense risk
charges	9	7	19	22	9
Total expenses	9	7	19	22	9
Net investment income (loss)	1	26	40	(14)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(167)	19	(20)	234	16
Capital gains distributions	-	36	149	40	91
Total realized gain (loss) on investments
and capital gains distributions	(167)	55	129	274	107
Net unrealized appreciation
(depreciation) of investments	124	(16)	250	529	193
Net realized and unrealized gain (loss)
on investments	(43)	39	379	803	300
Net increase (decrease) in net assets
resulting from operations	$ (42)	$ 65	$ 419	$ 789	$ 292

The accompanying notes are an integral part of these financial statements.

52

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Invesco V.I.		American Funds	American Funds
	American	Invesco V.I.	Insurance	Insurance
	Franchise	Core Equity	Series®	Series®
	Fund - Series I	Fund - Series I	Growth-Income	International
	Shares	Shares	Fund - Class 2	Fund - Class 2
Net assets at January 1, 2012	$ -	$ 1,485	$ 2	$ 2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(1)	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	3	-	-
Net unrealized appreciation (depreciation)
of investments	(17)	173	-	1
Net increase (decrease) in net assets resulting from
operations	(25)	175	-	1
Changes from principal transactions:
Total unit transactions	718	(234)	4	6
Increase (decrease) in net assets derived from
principal transactions	718	(234)	4	6
Total increase (decrease) in net assets	693	(59)	4	7
Net assets at December 31, 2012	693	1,426	6	9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	6	1	-
Total realized gain (loss) on investments
and capital gains distributions	13	22	-	-
Net unrealized appreciation (depreciation)
of investments	225	368	10	3
Net increase (decrease) in net assets resulting from
operations	235	396	11	3
Changes from principal transactions:
Total unit transactions	(137)	9	79	10
Increase (decrease) in net assets derived from
principal transactions	(137)	9	79	10
Total increase (decrease) in net assets	98	405	90	13
Net assets at December 31, 2013	$ 791	$ 1,831	$ 96	$ 22

The accompanying notes are an integral part of these financial statements.

53

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		Federated Fund	Federated High	Federated
	Calvert VP SRI	for U.S.	Income Bond	Kaufmann
	Balanced	Government	Fund II -	Fund II -
	Portfolio	Securities II	Primary Shares	Primary Shares
Net assets at January 1, 2012	$ 1,023	$ 1,125	$ 3,753	$ 1,610

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	27	240	(23)
Total realized gain (loss) on investments
and capital gains distributions	-	10	(32)	30
Net unrealized appreciation (depreciation)
of investments	99	(21)	272	233
Net increase (decrease) in net assets resulting from
operations	99	16	480	240
Changes from principal transactions:
Total unit transactions	(251)	(208)	(231)	(285)
Increase (decrease) in net assets derived from
principal transactions	(251)	(208)	(231)	(285)
Total increase (decrease) in net assets	(152)	(192)	249	(45)
Net assets at December 31, 2012	871	933	4,002	1,565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	18	217	(25)
Total realized gain (loss) on investments
and capital gains distributions	170	-	(22)	233
Net unrealized appreciation (depreciation)
of investments	(37)	(48)	19	361
Net increase (decrease) in net assets resulting from
operations	132	(30)	214	569
Changes from principal transactions:
Total unit transactions	(67)	(124)	(310)	(194)
Increase (decrease) in net assets derived from
principal transactions	(67)	(124)	(310)	(194)
Total increase (decrease) in net assets	65	(154)	(96)	375
Net assets at December 31, 2013	$ 936	$ 779	$ 3,906	$ 1,940

The accompanying notes are an integral part of these financial statements.

54

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Federated	Federated		Fidelity® VIP
	Managed Tail	Managed		Equity-Income
	Risk Fund II -	Volatility	Federated Prime	Portfolio -
	Primary Shares	Fund II	Money Fund II	Initial Class
Net assets at January 1, 2012	$ 5,042	$ 3,112	$ 1,482	$ 52,914

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43)	49	(18)	925
Total realized gain (loss) on investments
and capital gains distributions	336	261	-	1,150
Net unrealized appreciation (depreciation)
of investments	136	34	-	5,791
Net increase (decrease) in net assets resulting from
operations	429	344	(18)	7,866
Changes from principal transactions:
Total unit transactions	(783)	(668)	(351)	(9,365)
Increase (decrease) in net assets derived from
principal transactions	(783)	(668)	(351)	(9,365)
Total increase (decrease) in net assets	(354)	(324)	(369)	(1,499)
Net assets at December 31, 2012	4,688	2,788	1,113	51,415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	43	(16)	685
Total realized gain (loss) on investments
and capital gains distributions	190	86	-	2,819
Net unrealized appreciation (depreciation)
of investments	502	398	-	9,577
Net increase (decrease) in net assets resulting from
operations	672	527	(16)	13,081
Changes from principal transactions:
Total unit transactions	(547)	(395)	(17)	(6,381)
Increase (decrease) in net assets derived from
principal transactions	(547)	(395)	(17)	(6,381)
Total increase (decrease) in net assets	125	132	(33)	6,700
Net assets at December 31, 2013	$ 4,813	$ 2,920	$ 1,080	$ 58,115

The accompanying notes are an integral part of these financial statements.

55

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial
	Class	Class	Class	Class
Net assets at January 1, 2012	$ 9,281	$ 222	$ 3,450	$ 104,530

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	10	36	173
Total realized gain (loss) on investments
and capital gains distributions	336	8	(248)	(4,345)
Net unrealized appreciation (depreciation)
of investments	953	9	850	19,320
Net increase (decrease) in net assets resulting from
operations	1,259	27	638	15,148
Changes from principal transactions:
Total unit transactions	(970)	(11)	(489)	(16,002)
Increase (decrease) in net assets derived from
principal transactions	(970)	(11)	(489)	(16,002)
Total increase (decrease) in net assets	289	16	149	(854)
Net assets at December 31, 2012	9,570	238	3,599	103,676

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(68)	9	17	(401)
Total realized gain (loss) on investments
and capital gains distributions	542	10	356	6,152
Net unrealized appreciation (depreciation)
of investments	2,707	(9)	585	15,260
Net increase (decrease) in net assets resulting from
operations	3,181	10	958	21,011
Changes from principal transactions:
Total unit transactions	(841)	(35)	(361)	(80,506)
Increase (decrease) in net assets derived from
principal transactions	(841)	(35)	(361)	(80,506)
Total increase (decrease) in net assets	2,340	(25)	597	(59,495)
Net assets at December 31, 2013	$ 11,910	$ 213	$ 4,196	$ 44,181

The accompanying notes are an integral part of these financial statements.

56

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Franklin Small
	Index 500	Grade Bond	Cap Value	ING Balanced
	Portfolio - Initial	Portfolio - Initial	Securities	Portfolio -
	Class	Class	Fund - Class 2	Class I
Net assets at January 1, 2012	$ 18,731	$ 741	$ 2,787	$ 68,784

Increase (decrease) in net assets
Operations:
Net investment income (loss)	120	7	(3)	1,312
Total realized gain (loss) on investments
and capital gains distributions	827	19	310	(1,085)
Net unrealized appreciation (depreciation)
of investments	1,665	6	94	7,825
Net increase (decrease) in net assets resulting from
operations	2,612	32	401	8,052
Changes from principal transactions:
Total unit transactions	(2,376)	(65)	(507)	(9,085)
Increase (decrease) in net assets derived from
principal transactions	(2,376)	(65)	(507)	(9,085)
Total increase (decrease) in net assets	236	(33)	(106)	(1,033)
Net assets at December 31, 2012	18,967	708	2,681	67,751

Increase (decrease) in net assets
Operations:
Net investment income (loss)	96	4	14	648
Total realized gain (loss) on investments
and capital gains distributions	923	7	266	(344)
Net unrealized appreciation (depreciation)
of investments	4,475	(33)	611	9,776
Net increase (decrease) in net assets resulting from
operations	5,494	(22)	891	10,080
Changes from principal transactions:
Total unit transactions	(2,234)	(104)	(111)	(3,674)
Increase (decrease) in net assets derived from
principal transactions	(2,234)	(104)	(111)	(3,674)
Total increase (decrease) in net assets	3,260	(126)	780	6,406
Net assets at December 31, 2013	$ 22,227	$ 582	$ 3,461	$ 74,157

The accompanying notes are an integral part of these financial statements.

57

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING	ING American	ING American	ING American
	Intermediate	Funds Asset	Funds	Funds World
	Bond Portfolio -	Allocation	International	Allocation
	Class I	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2012	$ 101,540	$ 119	$ 9,304	$ 138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,815	-	7	-
Total realized gain (loss) on investments
and capital gains distributions	64	6	(627)	17
Net unrealized appreciation (depreciation)
of investments	4,523	41	1,905	(4)
Net increase (decrease) in net assets resulting from
operations	8,402	47	1,285	13
Changes from principal transactions:
Total unit transactions	4,696	904	(2,741)	(12)
Increase (decrease) in net assets derived from
principal transactions	4,696	904	(2,741)	(12)
Total increase (decrease) in net assets	13,098	951	(1,456)	1
Net assets at December 31, 2012	114,638	1,070	7,848	139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,344	-	(28)	-
Total realized gain (loss) on investments
and capital gains distributions	2,427	49	447	3
Net unrealized appreciation (depreciation)
of investments	(6,162)	237	1,031	29
Net increase (decrease) in net assets resulting from
operations	(1,391)	286	1,450	32
Changes from principal transactions:
Total unit transactions	(7,734)	1,026	(777)	198
Increase (decrease) in net assets derived from
principal transactions	(7,734)	1,026	(777)	198
Total increase (decrease) in net assets	(9,125)	1,312	673	230
Net assets at December 31, 2013	$ 105,513	$ 2,382	$ 8,521	$ 369

The accompanying notes are an integral part of these financial statements.

58

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING BlackRock		ING BlackRock
	ING BlackRock	Inflation	ING BlackRock	Large Cap
	Health Sciences Protected Bond		Inflation	Growth
	Opportunities	Portfolio -	Protected Bond	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2012	$ 392	$ 328	$ 3,386	$ 20,996

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(26)	(106)
Total realized gain (loss) on investments
and capital gains distributions	17	20	272	(631)
Net unrealized appreciation (depreciation)
of investments	44	-	(39)	3,514
Net increase (decrease) in net assets resulting from
operations	60	20	207	2,777
Changes from principal transactions:
Total unit transactions	(63)	17	1,930	(2,860)
Increase (decrease) in net assets derived from
principal transactions	(63)	17	1,930	(2,860)
Total increase (decrease) in net assets	(3)	37	2,137	(83)
Net assets at December 31, 2012	389	365	5,523	20,913

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(2)	(50)	34
Total realized gain (loss) on investments
and capital gains distributions	241	23	2	(72)
Net unrealized appreciation (depreciation)
of investments	89	(50)	(418)	6,231
Net increase (decrease) in net assets resulting from
operations	321	(29)	(466)	6,193
Changes from principal transactions:
Total unit transactions	799	(11)	(2,254)	(2,333)
Increase (decrease) in net assets derived from
principal transactions	799	(11)	(2,254)	(2,333)
Total increase (decrease) in net assets	1,120	(40)	(2,720)	3,860
Net assets at December 31, 2013	$ 1,509	$ 325	$ 2,803	$ 24,773

The accompanying notes are an integral part of these financial statements.

59

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion		ING FMRSM
	Estate	Global Real	ING Clarion	Diversified Mid
	Portfolio -	Estate	Real Estate	Cap Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2012	$ 1,590	$ 858	$ 2,480	$ 13,010

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(6)	3	(55)
Total realized gain (loss) on investments
and capital gains distributions	84	(16)	172	340
Net unrealized appreciation (depreciation)
of investments	296	238	183	1,387
Net increase (decrease) in net assets resulting from
operations	379	216	358	1,672
Changes from principal transactions:
Total unit transactions	(63)	59	203	(2,021)
Increase (decrease) in net assets derived from
principal transactions	(63)	59	203	(2,021)
Total increase (decrease) in net assets	316	275	561	(349)
Net assets at December 31, 2012	1,906	1,133	3,041	12,661

Increase (decrease) in net assets
Operations:
Net investment income (loss)	91	47	14	(77)
Total realized gain (loss) on investments
and capital gains distributions	202	91	266	725
Net unrealized appreciation (depreciation)
of investments	(236)	(112)	(235)	3,542
Net increase (decrease) in net assets resulting from
operations	57	26	45	4,190
Changes from principal transactions:
Total unit transactions	(148)	(30)	(382)	(1,493)
Increase (decrease) in net assets derived from
principal transactions	(148)	(30)	(382)	(1,493)
Total increase (decrease) in net assets	(91)	(4)	(337)	2,697
Net assets at December 31, 2013	$ 1,815	$ 1,129	$ 2,704	$ 15,358

The accompanying notes are an integral part of these financial statements.

60

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

				ING Franklin
				Templeton
	ING FMRSM	ING Franklin	ING Franklin	Founding
	Diversified Mid	Income	Mutual Shares	Strategy
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 1,494	$ 4,340	$ 1,424	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	205	4	-
Total realized gain (loss) on investments
and capital gains distributions	62	108	30	-
Net unrealized appreciation (depreciation)
of investments	142	173	125	-
Net increase (decrease) in net assets resulting from
operations	201	486	159	-
Changes from principal transactions:
Total unit transactions	(144)	79	(266)	284
Increase (decrease) in net assets derived from
principal transactions	(144)	79	(266)	284
Total increase (decrease) in net assets	57	565	(107)	284
Net assets at December 31, 2012	1,551	4,905	1,317	284

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	217	(2)	(1)
Total realized gain (loss) on investments
and capital gains distributions	73	215	78	18
Net unrealized appreciation (depreciation)
of investments	530	249	263	11
Net increase (decrease) in net assets resulting from
operations	596	681	339	28
Changes from principal transactions:
Total unit transactions	279	454	(11)	(194)
Increase (decrease) in net assets derived from
principal transactions	279	454	(11)	(194)
Total increase (decrease) in net assets	875	1,135	328	(166)
Net assets at December 31, 2013	$ 2,426	$ 6,040	$ 1,645	$ 118

The accompanying notes are an integral part of these financial statements.

61

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING JPMorgan
		ING Invesco	Emerging	ING JPMorgan
	ING Global	Growth and	Markets Equity	Emerging
	Resources	Income	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2012	$ 6,365	$ 854	$ 5,594	$ 6,010

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	8	(75)	(59)
Total realized gain (loss) on investments
and capital gains distributions	527	21	422	116
Net unrealized appreciation (depreciation)
of investments	(756)	79	586	1,056
Net increase (decrease) in net assets resulting from
operations	(243)	108	933	1,113
Changes from principal transactions:
Total unit transactions	(1,037)	(233)	(646)	493
Increase (decrease) in net assets derived from
principal transactions	(1,037)	(233)	(646)	493
Total increase (decrease) in net assets	(1,280)	(125)	287	1,606
Net assets at December 31, 2012	5,085	729	5,881	7,616

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	4	(8)	(1)
Total realized gain (loss) on investments
and capital gains distributions	182	141	160	113
Net unrealized appreciation (depreciation)
of investments	376	107	(525)	(551)
Net increase (decrease) in net assets resulting from
operations	555	252	(373)	(439)
Changes from principal transactions:
Total unit transactions	(1,263)	99	(985)	(896)
Increase (decrease) in net assets derived from
principal transactions	(1,263)	99	(985)	(896)
Total increase (decrease) in net assets	(708)	351	(1,358)	(1,335)
Net assets at December 31, 2013	$ 4,377	$ 1,080	$ 4,523	$ 6,281

The accompanying notes are an integral part of these financial statements.

62

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING JPMorgan
	Small Cap Core	ING JPMorgan	ING Large Cap
	Equity	Small Cap Core	Growth	ING Large Cap
	Portfolio -	Equity	Portfolio -	Value Portfolio -
	Institutional	Portfolio -	Institutional	Institutional
	Class	Service Class	Class	Class
Net assets at January 1, 2012	$ 2,181	$ 187	$ 27,275	$ 4,756

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(2)	(256)	84
Total realized gain (loss) on investments
and capital gains distributions	46	18	1,857	245
Net unrealized appreciation (depreciation)
of investments	340	21	3,272	304
Net increase (decrease) in net assets resulting from
operations	368	37	4,873	633
Changes from principal transactions:
Total unit transactions	(329)	(17)	5,172	(64)
Increase (decrease) in net assets derived from
principal transactions	(329)	(17)	5,172	(64)
Total increase (decrease) in net assets	39	20	10,045	569
Net assets at December 31, 2012	2,220	207	37,320	5,325

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	-	(334)	81
Total realized gain (loss) on investments
and capital gains distributions	317	22	3,778	471
Net unrealized appreciation (depreciation)
of investments	538	122	14,905	1,095
Net increase (decrease) in net assets resulting from
operations	847	144	18,349	1,647
Changes from principal transactions:
Total unit transactions	40	398	59,623	912
Increase (decrease) in net assets derived from
principal transactions	40	398	59,623	912
Total increase (decrease) in net assets	887	542	77,972	2,559
Net assets at December 31, 2013	$ 3,107	$ 749	$ 115,292	$ 7,884

The accompanying notes are an integral part of these financial statements.

63

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING MFS Total
		ING Marsico	Return	ING MFS Total
	ING Large Cap	Growth	Portfolio -	Return
	Value Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2012	$ 431	$ 1,571	$ 32,630	$ 886

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(8)	453	16
Total realized gain (loss) on investments
and capital gains distributions	12	303	(722)	42
Net unrealized appreciation (depreciation)
of investments	69	(118)	3,335	32
Net increase (decrease) in net assets resulting from
operations	89	177	3,066	90
Changes from principal transactions:
Total unit transactions	458	(818)	(5,685)	(6)
Increase (decrease) in net assets derived from
principal transactions	458	(818)	(5,685)	(6)
Total increase (decrease) in net assets	547	(641)	(2,619)	84
Net assets at December 31, 2012	978	930	30,011	970

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(3)	338	12
Total realized gain (loss) on investments
and capital gains distributions	65	98	(160)	60
Net unrealized appreciation (depreciation)
of investments	273	232	4,763	108
Net increase (decrease) in net assets resulting from
operations	348	327	4,941	180
Changes from principal transactions:
Total unit transactions	650	(1)	(4,471)	244
Increase (decrease) in net assets derived from
principal transactions	650	(1)	(4,471)	244
Total increase (decrease) in net assets	998	326	470	424
Net assets at December 31, 2013	$ 1,976	$ 1,256	$ 30,481	$ 1,394

The accompanying notes are an integral part of these financial statements.

64

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING Multi-
		Manager Large
	ING MFS	Cap Core	ING PIMCO	ING PIMCO
	Utilities	Portfolio -	High Yield	Total Return
	Portfolio -	Institutional	Portfolio -	Bond Portfolio -
	Service Class	Class	Service Class	Service Class
Net assets at January 1, 2012	$ 2,770	$ 7,951	$ 4,207	$ 2,004

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	17	240	75
Total realized gain (loss) on investments
and capital gains distributions	231	414	68	11
Net unrealized appreciation (depreciation)
of investments	9	278	242	142
Net increase (decrease) in net assets resulting from
operations	291	709	550	228
Changes from principal transactions:
Total unit transactions	(738)	(1,066)	242	2,131
Increase (decrease) in net assets derived from
principal transactions	(738)	(1,066)	242	2,131
Total increase (decrease) in net assets	(447)	(357)	792	2,359
Net assets at December 31, 2012	2,323	7,594	4,999	4,363

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	(26)	227	107
Total realized gain (loss) on investments
and capital gains distributions	140	613	106	81
Net unrealized appreciation (depreciation)
of investments	243	1,568	(122)	(332)
Net increase (decrease) in net assets resulting from
operations	409	2,155	211	(144)
Changes from principal transactions:
Total unit transactions	(240)	(477)	(769)	262
Increase (decrease) in net assets derived from
principal transactions	(240)	(477)	(769)	262
Total increase (decrease) in net assets	169	1,678	(558)	118
Net assets at December 31, 2013	$ 2,492	$ 9,272	$ 4,441	$ 4,481

The accompanying notes are an integral part of these financial statements.

65

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Pioneer
	Mid Cap Value	ING Pioneer	ING Retirement	ING Retirement
	Portfolio -	Mid Cap Value	Conservative	Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2012	$ 2,100	$ 579	$ 846	$ 4,575

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(2)	22	50
Total realized gain (loss) on investments
and capital gains distributions	7	22	44	109
Net unrealized appreciation (depreciation)
of investments	189	33	21	347
Net increase (decrease) in net assets resulting from
operations	201	53	87	506
Changes from principal transactions:
Total unit transactions	(345)	(71)	1,050	(545)
Increase (decrease) in net assets derived from
principal transactions	(345)	(71)	1,050	(545)
Total increase (decrease) in net assets	(144)	(18)	1,137	(39)
Net assets at December 31, 2012	1,956	561	1,983	4,536

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	-	65	34
Total realized gain (loss) on investments
and capital gains distributions	630	142	49	161
Net unrealized appreciation (depreciation)
of investments	(297)	(43)	(17)	595
Net increase (decrease) in net assets resulting from
operations	340	99	97	790
Changes from principal transactions:
Total unit transactions	(2,296)	(660)	1,416	(131)
Increase (decrease) in net assets derived from
principal transactions	(2,296)	(660)	1,416	(131)
Total increase (decrease) in net assets	(1,956)	(561)	1,513	659
Net assets at December 31, 2013	$ -	$ -	$ 3,496	$ 5,195

The accompanying notes are an integral part of these financial statements.

66

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Retirement		ING T. Rowe	ING T. Rowe
	Moderate	ING Retirement	Price Capital	Price Equity
	Growth	Moderate	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service Class
Net assets at January 1, 2012	$ 5,336	$ 6,382	$ 12,364	$ 5,626

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	108	107	51
Total realized gain (loss) on investments
and capital gains distributions	227	361	720	739
Net unrealized appreciation (depreciation)
of investments	199	31	910	52
Net increase (decrease) in net assets resulting from
operations	500	500	1,737	842
Changes from principal transactions:
Total unit transactions	(1,307)	(1,880)	1,700	(1,258)
Increase (decrease) in net assets derived from
principal transactions	(1,307)	(1,880)	1,700	(1,258)
Total increase (decrease) in net assets	(807)	(1,380)	3,437	(416)
Net assets at December 31, 2012	4,529	5,002	15,801	5,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	83	46	40
Total realized gain (loss) on investments
and capital gains distributions	276	216	2,213	526
Net unrealized appreciation (depreciation)
of investments	281	137	1,317	1,003
Net increase (decrease) in net assets resulting from
operations	596	436	3,576	1,569
Changes from principal transactions:
Total unit transactions	(785)	336	3,349	76
Increase (decrease) in net assets derived from
principal transactions	(785)	336	3,349	76
Total increase (decrease) in net assets	(189)	772	6,925	1,645
Net assets at December 31, 2013	$ 4,340	$ 5,774	$ 22,726	$ 6,855

The accompanying notes are an integral part of these financial statements.

67

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING T. Rowe
	Price	ING Templeton		ING Money
	International	Global Growth	ING U.S. Stock	Market
	Stock Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Class I
Net assets at January 1, 2012	$ 3,476	$ 297	$ 57	$ 82,585

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	2	1	(855)
Total realized gain (loss) on investments
and capital gains distributions	(466)	20	5	-
Net unrealized appreciation (depreciation)
of investments	1,044	34	3	-
Net increase (decrease) in net assets resulting from
operations	548	56	9	(855)
Changes from principal transactions:
Total unit transactions	(845)	(4)	4	(12,764)
Increase (decrease) in net assets derived from
principal transactions	(845)	(4)	4	(12,764)
Total increase (decrease) in net assets	(297)	52	13	(13,619)
Net assets at December 31, 2012	3,179	349	70	68,966

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	1	-	(717)
Total realized gain (loss) on investments
and capital gains distributions	(7)	34	4	11
Net unrealized appreciation (depreciation)
of investments	383	70	15	-
Net increase (decrease) in net assets resulting from
operations	372	105	19	(706)
Changes from principal transactions:
Total unit transactions	(438)	108	(7)	(15,551)
Increase (decrease) in net assets derived from
principal transactions	(438)	108	(7)	(15,551)
Total increase (decrease) in net assets	(66)	213	12	(16,257)
Net assets at December 31, 2013	$ 3,113	$ 562	$ 82	$ 52,709

The accompanying notes are an integral part of these financial statements.

68

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING American
	ING Money	Century Small-	ING Baron	ING Columbia
	Market	Mid Cap Value	Growth	Contrarian Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 273	$ 1,740	$ 3,850	$ 2,042

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	8	(40)	(16)
Total realized gain (loss) on investments
and capital gains distributions	-	263	82	118
Net unrealized appreciation (depreciation)
of investments	-	(11)	674	118
Net increase (decrease) in net assets resulting from
operations	(1)	260	716	220
Changes from principal transactions:
Total unit transactions	(198)	(122)	(5)	(200)
Increase (decrease) in net assets derived from
principal transactions	(198)	(122)	(5)	(200)
Total increase (decrease) in net assets	(199)	138	711	20
Net assets at December 31, 2012	74	1,878	4,561	2,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	10	15	8
Total realized gain (loss) on investments
and capital gains distributions	-	197	906	244
Net unrealized appreciation (depreciation)
of investments	-	419	971	411
Net increase (decrease) in net assets resulting from
operations	(1)	626	1,892	663
Changes from principal transactions:
Total unit transactions	4	265	1,095	(113)
Increase (decrease) in net assets derived from
principal transactions	4	265	1,095	(113)
Total increase (decrease) in net assets	3	891	2,987	550
Net assets at December 31, 2013	$ 77	$ 2,769	$ 7,548	$ 2,612

The accompanying notes are an integral part of these financial statements.

69

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Columbia			ING Growth
	Small Cap Value	ING Global	ING Global	and Income
	II Portfolio -	Bond Portfolio -	Bond Portfolio -	Core Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2012	$ 446	$ 37,677	$ 146	$ 12,298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	1,724	5	(89)
Total realized gain (loss) on investments
and capital gains distributions	22	393	(1)	270
Net unrealized appreciation (depreciation)
of investments	35	180	4	773
Net increase (decrease) in net assets resulting from
operations	54	2,297	8	954
Changes from principal transactions:
Total unit transactions	(81)	(5,926)	(17)	(1,802)
Increase (decrease) in net assets derived from
principal transactions	(81)	(5,926)	(17)	(1,802)
Total increase (decrease) in net assets	(27)	(3,629)	(9)	(848)
Net assets at December 31, 2012	419	34,048	137	11,450

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	256	1	72
Total realized gain (loss) on investments
and capital gains distributions	53	625	-	706
Net unrealized appreciation (depreciation)
of investments	114	(2,564)	(7)	85
Net increase (decrease) in net assets resulting from
operations	167	(1,683)	(6)	863
Changes from principal transactions:
Total unit transactions	35	(5,911)	(36)	(12,313)
Increase (decrease) in net assets derived from
principal transactions	35	(5,911)	(36)	(12,313)
Total increase (decrease) in net assets	202	(7,594)	(42)	(11,450)
Net assets at December 31, 2013	$ 621	$ 26,454	$ 95	$ -

The accompanying notes are an integral part of these financial statements.

70

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING Invesco		ING
	ING Invesco	Equity and	ING JPMorgan	Oppenheimer
	Comstock	Income	Mid Cap Value	Global
	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial
	Service Class	Class	Service Class	Class
Net assets at January 1, 2012	$ 813	$ 50,725	$ 1,872	$ 73,458

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	532	(3)	92
Total realized gain (loss) on investments
and capital gains distributions	10	193	(6)	1,423
Net unrealized appreciation (depreciation)
of investments	126	4,737	362	12,363
Net increase (decrease) in net assets resulting from
operations	139	5,462	353	13,878
Changes from principal transactions:
Total unit transactions	(90)	(8,680)	(49)	(10,027)
Increase (decrease) in net assets derived from
principal transactions	(90)	(8,680)	(49)	(10,027)
Total increase (decrease) in net assets	49	(3,218)	304	3,851
Net assets at December 31, 2012	862	47,507	2,176	77,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	94	(7)	123
Total realized gain (loss) on investments
and capital gains distributions	83	824	151	4,413
Net unrealized appreciation (depreciation)
of investments	218	9,737	553	14,034
Net increase (decrease) in net assets resulting from
operations	301	10,655	697	18,570
Changes from principal transactions:
Total unit transactions	126	(5,186)	345	(12,070)
Increase (decrease) in net assets derived from
principal transactions	126	(5,186)	345	(12,070)
Total increase (decrease) in net assets	427	5,469	1,042	6,500
Net assets at December 31, 2013	$ 1,289	$ 52,976	$ 3,218	$ 83,809

The accompanying notes are an integral part of these financial statements.

71

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio - Initial	2015 Portfolio -	2025 Portfolio -
	Service Class	Class	Service Class	Service Class
Net assets at January 1, 2012	$ 12,993	$ 16,258	$ 3,208	$ 2,159

Increase (decrease) in net assets
Operations:
Net investment income (loss)	270	797	122	45
Total realized gain (loss) on investments
and capital gains distributions	208	1,264	136	35
Net unrealized appreciation (depreciation)
of investments	370	224	72	196
Net increase (decrease) in net assets resulting from
operations	848	2,285	330	276
Changes from principal transactions:
Total unit transactions	(393)	(1,446)	(1,430)	229
Increase (decrease) in net assets derived from
principal transactions	(393)	(1,446)	(1,430)	229
Total increase (decrease) in net assets	455	839	(1,100)	505
Net assets at December 31, 2012	13,448	17,097	2,108	2,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	254	654	56	43
Total realized gain (loss) on investments
and capital gains distributions	197	1,869	58	48
Net unrealized appreciation (depreciation)
of investments	(801)	(689)	83	343
Net increase (decrease) in net assets resulting from
operations	(350)	1,834	197	434
Changes from principal transactions:
Total unit transactions	(3,769)	(943)	516	352
Increase (decrease) in net assets derived from
principal transactions	(3,769)	(943)	516	352
Total increase (decrease) in net assets	(4,119)	891	713	786
Net assets at December 31, 2013	$ 9,329	$ 17,988	$ 2,821	$ 3,450

The accompanying notes are an integral part of these financial statements.

72

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

				ING T. Rowe
				Price Diversified
			ING Solution	Mid Cap
	ING Solution	ING Solution	Income	Growth
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio - Initial
	Service Class	Service Class	Service Class	Class
Net assets at January 1, 2012	$ 3,402	$ 1,424	$ 1,072	$ 41,422

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52	19	49	(285)
Total realized gain (loss) on investments
and capital gains distributions	70	62	13	4,608
Net unrealized appreciation (depreciation)
of investments	381	142	38	1,605
Net increase (decrease) in net assets resulting from
operations	503	223	100	5,928
Changes from principal transactions:
Total unit transactions	525	137	25	(6,289)
Increase (decrease) in net assets derived from
principal transactions	525	137	25	(6,289)
Total increase (decrease) in net assets	1,028	360	125	(361)
Net assets at December 31, 2012	4,430	1,784	1,197	41,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	58	19	27	(392)
Total realized gain (loss) on investments
and capital gains distributions	51	53	14	2,391
Net unrealized appreciation (depreciation)
of investments	830	383	26	10,891
Net increase (decrease) in net assets resulting from
operations	939	455	67	12,890
Changes from principal transactions:
Total unit transactions	793	500	(137)	(5,554)
Increase (decrease) in net assets derived from
principal transactions	793	500	(137)	(5,554)
Total increase (decrease) in net assets	1,732	955	(70)	7,336
Net assets at December 31, 2013	$ 6,162	$ 2,739	$ 1,127	$ 48,397

The accompanying notes are an integral part of these financial statements.

73

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING T. Rowe		ING UBS U.S.	ING Strategic
	Price Growth	ING Templeton	Large Cap	Allocation
	Equity	Foreign Equity	Equity	Conservative
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Portfolio -
	Class	Class	Class	Class I
Net assets at January 1, 2012	$ 28,652	$ 14,333	$ 12,801	$ 7,590

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(334)	76	(42)	103
Total realized gain (loss) on investments
and capital gains distributions	1,467	(1,019)	523	(215)
Net unrealized appreciation (depreciation)
of investments	3,719	3,739	1,008	892
Net increase (decrease) in net assets resulting from
operations	4,852	2,796	1,489	780
Changes from principal transactions:
Total unit transactions	(3,616)	314	(2,080)	(1,377)
Increase (decrease) in net assets derived from
principal transactions	(3,616)	314	(2,080)	(1,377)
Total increase (decrease) in net assets	1,236	3,110	(591)	(597)
Net assets at December 31, 2012	29,888	17,443	12,210	6,993

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(406)	61	22	90
Total realized gain (loss) on investments
and capital gains distributions	1,959	(366)	2,143	117
Net unrealized appreciation (depreciation)
of investments	9,105	3,309	(950)	519
Net increase (decrease) in net assets resulting from
operations	10,658	3,004	1,215	726
Changes from principal transactions:
Total unit transactions	(2,867)	(2,910)	(13,425)	(214)
Increase (decrease) in net assets derived from
principal transactions	(2,867)	(2,910)	(13,425)	(214)
Total increase (decrease) in net assets	7,791	94	(12,210)	512
Net assets at December 31, 2013	$ 37,679	$ 17,537	$ -	$ 7,505

The accompanying notes are an integral part of these financial statements.

74

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth	ING Growth
	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class A	Class I
Net assets at January 1, 2012	$ 7,550	$ 9,597	$ 1,594	$ 198,743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	83	1	1,358
Total realized gain (loss) on investments
and capital gains distributions	(232)	(575)	24	7,910
Net unrealized appreciation (depreciation)
of investments	1,213	1,613	171	18,607
Net increase (decrease) in net assets resulting from
operations	1,010	1,121	196	27,875
Changes from principal transactions:
Total unit transactions	(612)	(1,103)	(199)	(28,059)
Increase (decrease) in net assets derived from
principal transactions	(612)	(1,103)	(199)	(28,059)
Total increase (decrease) in net assets	398	18	(3)	(184)
Net assets at December 31, 2012	7,948	9,615	1,591	198,559

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	83	(7)	451
Total realized gain (loss) on investments
and capital gains distributions	(88)	(308)	40	17,746
Net unrealized appreciation (depreciation)
of investments	1,719	1,644	397	40,044
Net increase (decrease) in net assets resulting from
operations	1,676	1,419	430	58,241
Changes from principal transactions:
Total unit transactions	106	(810)	(175)	(7,989)
Increase (decrease) in net assets derived from
principal transactions	106	(810)	(175)	(7,989)
Total increase (decrease) in net assets	1,782	609	255	50,252
Net assets at December 31, 2013	$ 9,730	$ 10,224	$ 1,846	$ 248,811

The accompanying notes are an integral part of these financial statements.

75

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 11	Series 12	Series 13	Series 14
Net assets at January 1, 2012	$ 3,827	$ 9,642	$ 10,208	$ 7,759

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	55	43	85
Total realized gain (loss) on investments
and capital gains distributions	(164)	(642)	(85)	(38)
Net unrealized appreciation (depreciation)
of investments	72	497	(142)	(173)
Net increase (decrease) in net assets resulting from
operations	(78)	(90)	(184)	(126)
Changes from principal transactions:
Total unit transactions	(495)	(1,650)	(1,259)	(1,615)
Increase (decrease) in net assets derived from
principal transactions	(495)	(1,650)	(1,259)	(1,615)
Total increase (decrease) in net assets	(573)	(1,740)	(1,443)	(1,741)
Net assets at December 31, 2012	3,254	7,902	8,765	6,018

Increase (decrease) in net assets
Operations:
Net investment income (loss)	57	170	147	69
Total realized gain (loss) on investments
and capital gains distributions	(376)	(560)	(625)	(50)
Net unrealized appreciation (depreciation)
of investments	307	412	317	(124)
Net increase (decrease) in net assets resulting from
operations	(12)	22	(161)	(105)
Changes from principal transactions:
Total unit transactions	(3,242)	(7,924)	(8,604)	(1,006)
Increase (decrease) in net assets derived from
principal transactions	(3,242)	(7,924)	(8,604)	(1,006)
Total increase (decrease) in net assets	(3,254)	(7,902)	(8,765)	(1,111)
Net assets at December 31, 2013	$ -	$ -	$ -	$ 4,907

The accompanying notes are an integral part of these financial statements.

76

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING BlackRock
	Science and
	Technology	ING Euro	ING Index Plus	ING Index Plus
	Opportunities	STOXX 50®	LargeCap	MidCap
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2012	$ 5,733	$ 34	$ 64,463	$ 8,915

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(48)	2	299	10
Total realized gain (loss) on investments
and capital gains distributions	658	-	(3,044)	(110)
Net unrealized appreciation (depreciation)
of investments	(212)	6	10,940	1,554
Net increase (decrease) in net assets resulting from
operations	398	8	8,195	1,454
Changes from principal transactions:
Total unit transactions	(1,220)	(2)	(10,128)	(711)
Increase (decrease) in net assets derived from
principal transactions	(1,220)	(2)	(10,128)	(711)
Total increase (decrease) in net assets	(822)	6	(1,933)	743
Net assets at December 31, 2012	4,911	40	62,530	9,658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	2	448	27
Total realized gain (loss) on investments
and capital gains distributions	(38)	1	916	949
Net unrealized appreciation (depreciation)
of investments	250	7	16,894	2,152
Net increase (decrease) in net assets resulting from
operations	200	10	18,258	3,128
Changes from principal transactions:
Total unit transactions	(5,111)	(4)	(9,517)	(4,435)
Increase (decrease) in net assets derived from
principal transactions	(5,111)	(4)	(9,517)	(4,435)
Total increase (decrease) in net assets	(4,911)	6	8,741	(1,307)
Net assets at December 31, 2013	$ -	$ 46	$ 71,271	$ 8,351

The accompanying notes are an integral part of these financial statements.

77

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

				ING Russell™
	ING Index Plus	ING	ING	Large Cap
	SmallCap	International	International	Growth Index
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2012	$ 3,572	$ 7,623	$ 34	$ 24,962

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	132	1	(29)
Total realized gain (loss) on investments
and capital gains distributions	(120)	32	(1)	1,246
Net unrealized appreciation (depreciation)
of investments	520	1,050	5	1,982
Net increase (decrease) in net assets resulting from
operations	392	1,214	5	3,199
Changes from principal transactions:
Total unit transactions	(616)	(981)	(23)	(2,706)
Increase (decrease) in net assets derived from
principal transactions	(616)	(981)	(23)	(2,706)
Total increase (decrease) in net assets	(224)	233	(18)	493
Net assets at December 31, 2012	3,348	7,856	16	25,455

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	92	(1)	53
Total realized gain (loss) on investments
and capital gains distributions	81	250	1	2,109
Net unrealized appreciation (depreciation)
of investments	1,278	1,153	17	4,990
Net increase (decrease) in net assets resulting from
operations	1,362	1,495	17	7,152
Changes from principal transactions:
Total unit transactions	(129)	(652)	101	(3,872)
Increase (decrease) in net assets derived from
principal transactions	(129)	(652)	101	(3,872)
Total increase (decrease) in net assets	1,233	843	118	3,280
Net assets at December 31, 2013	$ 4,581	$ 8,699	$ 134	$ 28,735

The accompanying notes are an integral part of these financial statements.

78

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™
	ING Russell™	Large Cap	Large Cap	Mid Cap
	Large Cap	Value Index	Value Index	Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class S
Net assets at January 1, 2012	$ 14,736	$ 7,094	$ 1,283	$ 576

Increase (decrease) in net assets
Operations:
Net investment income (loss)	181	54	4	(3)
Total realized gain (loss) on investments
and capital gains distributions	1,287	270	42	1
Net unrealized appreciation (depreciation)
of investments	506	686	126	85
Net increase (decrease) in net assets resulting from
operations	1,974	1,010	172	83
Changes from principal transactions:
Total unit transactions	(2,376)	(787)	(179)	136
Increase (decrease) in net assets derived from
principal transactions	(2,376)	(787)	(179)	136
Total increase (decrease) in net assets	(402)	223	(7)	219
Net assets at December 31, 2012	14,334	7,317	1,276	795

Increase (decrease) in net assets
Operations:
Net investment income (loss)	57	41	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,153	748	95	26
Net unrealized appreciation (depreciation)
of investments	2,993	1,251	263	248
Net increase (decrease) in net assets resulting from
operations	4,203	2,040	359	273
Changes from principal transactions:
Total unit transactions	(1,114)	(1,619)	(118)	12
Increase (decrease) in net assets derived from
principal transactions	(1,114)	(1,619)	(118)	12
Total increase (decrease) in net assets	3,089	421	241	285
Net assets at December 31, 2013	$ 17,423	$ 7,738	$ 1,517	$ 1,080

The accompanying notes are an integral part of these financial statements.

79

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Small
	Mid Cap Index	Small Cap Index	Company	ING U.S. Bond
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2012	$ 500	$ 571	$ 26,266	$ 2,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	(204)	18
Total realized gain (loss) on investments
and capital gains distributions	28	27	656	43
Net unrealized appreciation (depreciation)
of investments	56	50	2,866	(23)
Net increase (decrease) in net assets resulting from
operations	85	77	3,318	38
Changes from principal transactions:
Total unit transactions	82	183	(3,726)	(1,322)
Increase (decrease) in net assets derived from
principal transactions	82	183	(3,726)	(1,322)
Total increase (decrease) in net assets	167	260	(408)	(1,284)
Net assets at December 31, 2012	667	831	25,858	1,220

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	5	(190)	13
Total realized gain (loss) on investments
and capital gains distributions	51	83	2,893	7
Net unrealized appreciation (depreciation)
of investments	137	229	6,047	(62)
Net increase (decrease) in net assets resulting from
operations	189	317	8,750	(42)
Changes from principal transactions:
Total unit transactions	(67)	(66)	(3,995)	62
Increase (decrease) in net assets derived from
principal transactions	(67)	(66)	(3,995)	62
Total increase (decrease) in net assets	122	251	4,755	20
Net assets at December 31, 2013	$ 789	$ 1,082	$ 30,613	$ 1,240

The accompanying notes are an integral part of these financial statements.

80

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING	ING MidCap	ING MidCap	ING SmallCap
	International	Opportunities	Opportunities	Opportunities
	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2012	$ 1,333	$ 1,849	$ 3,438	$ 767

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	(8)	(27)	(7)
Total realized gain (loss) on investments
and capital gains distributions	25	246	555	107
Net unrealized appreciation (depreciation)
of investments	187	9	(100)	17
Net increase (decrease) in net assets resulting from
operations	235	247	428	117
Changes from principal transactions:
Total unit transactions	(169)	(197)	(494)	14
Increase (decrease) in net assets derived from
principal transactions	(169)	(197)	(494)	14
Total increase (decrease) in net assets	66	50	(66)	131
Net assets at December 31, 2012	1,399	1,899	3,372	898

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(57)	(44)	(9)
Total realized gain (loss) on investments
and capital gains distributions	50	563	563	98
Net unrealized appreciation (depreciation)
of investments	190	866	459	234
Net increase (decrease) in net assets resulting from
operations	264	1,372	978	323
Changes from principal transactions:
Total unit transactions	(143)	3,508	(545)	(25)
Increase (decrease) in net assets derived from
principal transactions	(143)	3,508	(545)	(25)
Total increase (decrease) in net assets	121	4,880	433	298
Net assets at December 31, 2013	$ 1,520	$ 6,779	$ 3,805	$ 1,196

The accompanying notes are an integral part of these financial statements.

81

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			Janus Aspen
		Janus Aspen	Series		Lord Abbett
	ING SmallCap	Series Balanced	Enterprise		Series Fund
	Opportunities	Portfolio -	Portfolio -		MidCap Stock
	Portfolio -	Institutional	Institutional		Portfolio -
	Class S	Shares	Shares		Class VC
Net assets at January 1, 2012	$ 2,075	$ 14	$ -		$ 2,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	-		-	(8)
Total realized gain (loss) on investments
and capital gains distributions	271	1		-	(122)
Net unrealized appreciation (depreciation)
of investments	22	-		-	394
Net increase (decrease) in net assets resulting from
operations	267	1		-	264
Changes from principal transactions:
Total unit transactions	(45)	(8)		-	(459)
Increase (decrease) in net assets derived from
principal transactions	(45)	(8)		-	(459)
Total increase (decrease) in net assets	222	(7)		-	(195)
Net assets at December 31, 2012	2,297	7		-	1,878

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	-		-	(11)
Total realized gain (loss) on investments
and capital gains distributions	390	-		-	54
Net unrealized appreciation (depreciation)
of investments	474	1		-	450
Net increase (decrease) in net assets resulting from
operations	831	1		-	493
Changes from principal transactions:
Total unit transactions	(155)	-		-	(340)
Increase (decrease) in net assets derived from
principal transactions	(155)	-		-	(340)
Total increase (decrease) in net assets	676	1		-	153
Net assets at December 31, 2013	$ 2,973	$ 8	$ -		$ 2,031

The accompanying notes are an integral part of these financial statements.

82

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Oppenheimer			Oppenheimer
	Discovery Mid		Oppenheimer	Main Street
	Cap Growth	Oppenheimer	Main Street	Small Cap
	Fund/VA	Global Fund/VA	Fund®/VA	Fund®/VA
Net assets at January 1, 2012	$ 136	$ 47	$ 267	$ 599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	-	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	(6)	(4)	5
Net unrealized appreciation (depreciation)
of investments	22	10	45	103
Net increase (decrease) in net assets resulting from
operations	21	4	41	106
Changes from principal transactions:
Total unit transactions	(12)	(32)	(20)	60
Increase (decrease) in net assets derived from
principal transactions	(12)	(32)	(20)	60
Total increase (decrease) in net assets	9	(28)	21	166
Net assets at December 31, 2012	145	19	288	765

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	-	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	56	-	1	228
Net unrealized appreciation (depreciation)
of investments	14	5	82	91
Net increase (decrease) in net assets resulting from
operations	67	5	82	319
Changes from principal transactions:
Total unit transactions	214	(1)	(33)	(51)
Increase (decrease) in net assets derived from
principal transactions	214	(1)	(33)	(51)
Total increase (decrease) in net assets	281	4	49	268
Net assets at December 31, 2013	$ 426	$ 23	$ 337	$ 1,033

The accompanying notes are an integral part of these financial statements.

83

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	PIMCO Real	Pioneer
	Return	Emerging	Pioneer High
	Portfolio -	Markets VCT	Yield VCT
	Administrative	Portfolio -	Portfolio -	Wanger
	Class	Class I	Class I	International
Net assets at January 1, 2012	$ 7,882	$ 1,027	$ 417	$ 1,705

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	(3)	43	6
Total realized gain (loss) on investments
and capital gains distributions	616	(9)	7	177
Net unrealized appreciation (depreciation)
of investments	23	140	18	153
Net increase (decrease) in net assets resulting from
operations	658	128	68	336
Changes from principal transactions:
Total unit transactions	759	370	71	(299)
Increase (decrease) in net assets derived from
principal transactions	759	370	71	(299)
Total increase (decrease) in net assets	1,417	498	139	37
Net assets at December 31, 2012	9,299	1,525	556	1,742

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	1	26	40
Total realized gain (loss) on investments
and capital gains distributions	185	(167)	55	129
Net unrealized appreciation (depreciation)
of investments	(816)	124	(16)	250
Net increase (decrease) in net assets resulting from
operations	(614)	(42)	65	419
Changes from principal transactions:
Total unit transactions	(5,097)	(455)	13	426
Increase (decrease) in net assets derived from
principal transactions	(5,097)	(455)	13	426
Total increase (decrease) in net assets	(5,711)	(497)	78	845
Net assets at December 31, 2013	$ 3,588	$ 1,028	$ 634	$ 2,587

The accompanying notes are an integral part of these financial statements.

84

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Wanger Select	Wanger USA
Net assets at January 1, 2012	$ 2,332	$ 705

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(5)
Total realized gain (loss) on investments
and capital gains distributions	105	41
Net unrealized appreciation (depreciation)
of investments	308	94
Net increase (decrease) in net assets resulting from
operations	403	130
Changes from principal transactions:
Total unit transactions	(99)	45
Increase (decrease) in net assets derived from
principal transactions	(99)	45
Total increase (decrease) in net assets	304	175
Net assets at December 31, 2012	2,636	880

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(8)
Total realized gain (loss) on investments
and capital gains distributions	274	107
Net unrealized appreciation (depreciation)
of investments	529	193
Net increase (decrease) in net assets resulting from
operations	789	292
Changes from principal transactions:
Total unit transactions	(541)	75
Increase (decrease) in net assets derived from
principal transactions	(541)	75
Total increase (decrease) in net assets	248	367
Net assets at December 31, 2013	$ 2,884	$ 1,247

The accompanying notes are an integral part of these financial statements.

85

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements 1. Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the
State of Delaware.

In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya
Financial began trading on the New York Stock Exchange under the symbol “VOYA.”
On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”),
an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”) and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of
Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International
transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of
Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of
Voya Financial in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “Direct Share Buyback”)
(the offering and the Direct Share Buyback collectively, the “Transactions”). Upon completion of the Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On April 11, 2013, plans to rebrand ING U.S., Inc. as Voya Financial were announced, and in January 2014, additional details regarding the operational and legal work associated with the rebranding were announced. On April 7, 2014, ING U.S., Inc.
changed its legal name to Voya Financial, Inc.; and based on current expectations, in
May 2014 its Investment Management and Employee Benefits businesses will begin using the Voya Financial brand. In September 2014, Voya Financial’s remaining businesses will begin using the Voya Financial brand and all remaining Voya Financial legal entities that currently have names incorporating the “ING” brand, including the
Company, will change their names to reflect the Voya brand. Voya Financial anticipates that the process of changing all marketing materials, operating materials and legal entity

86

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

The Account is registered as a unit investment trust with the SEC under the Investment
Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal
Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2013, the Account had 122 investment divisions (the “Divisions”), 90 of which invest in independently managed mutual funds and 32 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or ING Investments,
LLC (“IIL”). The assets in each Division are invested in shares of a designated fund
(“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2013 and related Trusts are as follows:

87

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

AIM Variable Insurance Funds:	ING Investors Trust (continued):
Invesco V.I. American Franchise Fund -	ING FMRSM Diversified Mid Cap Portfolio -
Series I Shares	Institutional Class
Invesco V.I. Core Equity Fund - Series I Shares	ING FMRSM Diversified Mid Cap Portfolio -
American Funds Insurance Series:	Service Class
American Funds Insurance Series®	ING Franklin Income Portfolio - Service Class
Growth-Income Fund - Class 2	ING Franklin Mutual Shares Portfolio - Service Class
American Funds Insurance Series® International	ING Franklin Templeton Founding Strategy
Fund - Class 2	Portfolio - Service Class
Calvert Variable Series, Inc.:	ING Global Resources Portfolio - Service Class
Calvert VP SRI Balanced Portfolio	ING Invesco Growth and Income Portfolio - Service
Federated Insurance Series:	Class
Federated Fund for U.S. Government Securities II	ING JPMorgan Emerging Markets Equity
Federated High Income Bond Fund II - Primary Shares	Portfolio - Institutional Class
Federated Kaufmann Fund II - Primary Shares	ING JPMorgan Emerging Markets Equity
Federated Managed Tail Risk Fund II - Primary Shares	Portfolio - Service Class
Federated Managed Volatility Fund II	ING JPMorgan Small Cap Core Equity
Federated Prime Money Fund II	Portfolio - Institutional Class
Fidelity® Variable Insurance Products:	ING JPMorgan Small Cap Core Equity Portfolio -
Fidelity® VIP Equity-Income Portfolio - Initial Class	Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING Large Cap Growth Portfolio - Institutional Class
Fidelity® VIP High Income Portfolio - Initial Class	ING Large Cap Value Portfolio - Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Large Cap Value Portfolio - Service Class
Fidelity® Variable Insurance Products II:	ING Marsico Growth Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING MFS Total Return Portfolio - Institutional Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING MFS Total Return Portfolio - Service Class
Fidelity® Variable Insurance Products V:	ING MFS Utilities Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio	ING Multi-Manager Large Cap Core Portfolio -
Initial Class	Institutional Class
Franklin Templeton Variable Insurance Products Trust:	ING PIMCO High Yield Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING PIMCO Total Return Bond Portfolio - Service
ING Balanced Portfolio, Inc.:	Class
ING Balanced Portfolio - Class I	ING Retirement Conservative Portfolio - Adviser Class
ING Intermediate Bond Portfolio:	ING Retirement Growth Portfolio - Adviser Class
ING Intermediate Bond Portfolio - Class I	ING Retirement Moderate Growth Portfolio - Adviser
ING Investors Trust:	Class
ING American Funds Asset Allocation Portfolio	ING Retirement Moderate Portfolio - Adviser Class
ING American Funds International Portfolio	ING T. Rowe Price Capital Appreciation
ING American Funds World Allocation Portfolio	Portfolio - Service Class
ING BlackRock Health Sciences Opportunities	ING T. Rowe Price Equity Income Portfolio -
Portfolio - Service Class	Service Class
ING BlackRock Inflation Protected Bond	ING T. Rowe Price International Stock Portfolio -
Portfolio - Institutional Class	Service Class
ING BlackRock Inflation Protected Bond	ING Templeton Global Growth Portfolio - Service
Portfolio - Institutional Class	Class
ING BlackRock Large Cap Growth	ING U.S. Stock Index Portfolio - Service Class
Portfolio - Service Class	ING Money Market Portfolio:
ING Clarion Global Real Estate Portfolio -	ING Money Market Portfolio - Class I
Institutional Class	ING Money Market Portfolio - Class S
ING Clarion Global Real Estate Portfolio - Service
Class
ING Clarion Real Estate Portfolio - Service Class

88

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

ING Variable Portfolios, Inc. (continued):
ING Partners, Inc.:	ING International Index Portfolio - Class S
ING Baron Growth Portfolio - Service Class	ING Russell™ Large Cap Growth Index Portfolio -
ING American Century Small-Mid Cap Value	Class I
Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class I
ING Columbia Contrarian Core Portfolio - Service	ING Russell™ Large Cap Value Index Portfolio -
Class	Class I
ING Columbia Small Cap Value II Portfolio - Service	ING Russell™ Large Cap Value Index Portfolio -
Class	Class S
ING Global Bond Portfolio - Initial Class	ING Russell™ Mid Cap Growth Index Portfolio -
ING Global Bond Portfolio - Service Class	Class S
ING Invesco Comstock Portfolio - Service Class	ING Russell™ Mid Cap Index Portfolio - Class I
ING Invesco Equity and Income Portfolio - Initial Class	ING Russell™ Small Cap Index Portfolio - Class I
ING JPMorgan Mid Cap Value Portfolio -	ING Small Company Portfolio - Class I
Service Class	ING U.S. Bond Index Portfolio - Class I
ING Oppenheimer Global Portfolio - Initial Class	ING Variable Products Trust:
ING PIMCO Total Return Portfolio - Service Class	ING International Value Portfolio - Class I
ING Pioneer High Yield Portfolio - Initial Class	ING MidCap Opportunities Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class S
ING Solution 2025 Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class I
ING Solution 2035 Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class S
ING Solution 2045 Portfolio - Service Class	Janus Aspen Series:
ING Solution Income Portfolio - Service Class	Janus Aspen Series Balanced Portfolio -
ING T. Rowe Price Diversified Mid Cap Growth	Institutional Shares
Portfolio - Initial Class	Janus Aspen Series Enterprise Portfolio -
ING T. Rowe Price Growth Equity Portfolio -	Institutional Shares
Initial Class	Lord Abbett Series Fund, Inc.:
ING Templeton Foreign Equity Portfolio -	Lord Abbett Series Fund MidCap Stock Portfolio -
Initial Class	Class VC
ING Strategic Allocation Portfolios, Inc.:	Oppenheimer Variable Account Funds:
ING Strategic Allocation Conservative	Oppenheimer Discovery Mid Cap Growth Fund/VA
Portfolio - Class I	Oppenheimer Global Fund/VA
ING Strategic Allocation Growth Portfolio -	Oppenheimer Main Street Fund®/VA
Class I	Oppenheimer Main Street Small Cap Fund®/VA
ING Strategic Allocation Moderate Portfolio - Class I	PIMCO Variable Insurance Trust:
ING Variable Funds:	PIMCO Real Return Portfolio -
ING Growth and Income Portfolio - Class A	Administrative Class
ING Growth and Income Portfolio - Class I	Pioneer Variable Contracts Trust:
ING Variable Insurance Trust:	Pioneer Emerging Markets VCT Portfolio -
ING GET U.S. Core Portfolio - Series 14	Class I
ING Variable Portfolios, Inc.:	Pioneer High Yield VCT Portfolio - Class I
ING Euro STOXX 50® Index Portfolio - Class I	Wanger Advisors Trust:
ING Index Plus LargeCap Portfolio - Class I	Wanger International
ING Index Plus MidCap Portfolio - Class I	Wanger Select
ING Index Plus SmallCap Portfolio - Class I	Wanger USA
ING International Index Portfolio - Class I

89

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2013. The following is a summary of current and former names for those Trusts and Divisions:

Current Name	Former Name
AIM Variable Insurance Funds:	Van Kampen Equity Trust II:
Invesco V.I. American Franchise Fund -	Invesco Van Kampen American Franchise Fund - Class I
Series I Shares	Shares
Federated Insurance Series:	Federated Insurance Series:
Federated Managed Tail Risk Fund II - Primary	Federated Capital Appreciation Fund II - Primary
Shares	Shares
ING Investors Trust:	ING Investors Trust:
ING Invesco Growth and Income Portfolio - Service	ING Invesco Van Kampen Growth and Income
Class	Portfolio - Service Class
ING Multi-Manager Large Cap Core Portfolio -	ING Pioneer Fund Portfolio - Institutional
Institutional Class	Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Contrarian Core Portfolio - Service	ING Davis New York Venture Portfolio - Service
Class	Class
ING Invesco Comstock Portfolio - Service	ING Invesco Van Kampen Comstock Portfolio - Service
Class	Class
ING Invesco Equity and Income Portfolio - Initial	ING Invesco Van Kampen Equity and Income
Class	Portfolio - Initial Class
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Small- & Mid-Cap Growth Fund/VA
Oppenheimer Global Fund/VA	Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Main Street Small- & Mid-Cap
Fund®/VA

During 2013, the following Divisions were closed to contract owners:

ING Investors Trust:
ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING Partners, Inc.:
ING Growth and Income Core Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12
ING GET U.S. Core Portfolio - Series 13
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio – Class I

90

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code
(“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ILIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 0.0% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the

91

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

contract owners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

Future Adoption of Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2013-08, “Financial Services-Investment Companies
(Accounting Standards Codification (“ASC”) Topic 946): Amendments to the Scope,
Measurement, and Disclosure Requirements” (“ASU 2013-08”), which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees.

The provisions of ASU 2013-08 are effective for interim and annual reporting periods in years beginning after December 15, 2013, and should be applied prospectively for entities that are investment companies upon the effective date of the amendments. The Account is currently in the process of assessing the requirements of ASU 2013-08, but does not expect ASU 2013-08 to have an impact on its net assets or results of operations.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2013 and for the years ended
December 31, 2013 and 2012, were issued.

3. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values

92

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual
Fund Investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2013 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2013. The Account had no financial liabilities as of
December 31, 2013.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
§	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges and fees:

93

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of
0.15% of the assets attributable to the Contracts. These charges are assessed through the redemption of units.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $80 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.
These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 2.00% is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature and Minimum Guaranteed Withdrawal
Benefit, for Deferred Variable Annuity contracts, an additional annual charge of up to
0.50% is deducted daily from the accumulation value for amounts invested in the ING
GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contract owners who select the Premium Bonus
Option feature. These charges are assessed through either a reduction in unit values or the redemption of units.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts may be waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

94

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

5. Related Party Transactions

During the year ended December 31, 2013, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Investors Trust and
ING Partners, Inc. The Trusts’ advisory agreement provided for fees at annual rates up to
1.25% of the average net assets of each respective Fund.

Management fees were also paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio,
ING Money Market Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING Variable
Products Trust. The Trusts’ advisory agreement provided for a fee at annual rates ranging from 0.12% to 0.80% of the average net assets of each respective Fund.

95

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	$ 15	$ 155
Invesco V.I. Core Equity Fund - Series I Shares	154	139
American Funds Insurance Series:
American Funds Insurance Series® Growth-Income Fund - Class 2	80	1
American Funds Insurance Series® International Fund - Class 2	10	-
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	243	232
Federated Insurance Series:
Federated Fund for U.S. Government Securities II	70	176
Federated High Income Bond Fund II - Primary Shares	311	404
Federated Kaufmann Fund II - Primary Shares	279	347
Federated Managed Tail Risk Fund II - Primary Shares	204	672
Federated Managed Volatility Fund II	88	440
Federated Prime Money Fund II	113	146
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	6,075	8,140
Fidelity® VIP Growth Portfolio - Initial Class	1,001	1,903
Fidelity® VIP High Income Portfolio - Initial Class	14	39
Fidelity® VIP Overseas Portfolio - Initial Class	1,150	1,480
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,759	83,654
Fidelity® VIP Index 500 Portfolio - Initial Class	1,009	2,939
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	21	113
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	663	708
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	6,686	9,712
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	22,428	27,818
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	1,294	258
ING American Funds International Portfolio	1,108	1,912
ING American Funds World Allocation Portfolio	280	79
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	1,725	849
ING BlackRock Inflation Protected Bond Portfolio - Institutional Class	65	58
ING BlackRock Inflation Protected Bond Portfolio - Service Class	912	2,959
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1,389	3,689
ING Clarion Global Real Estate Portfolio - Institutional Class	942	999
ING Clarion Global Real Estate Portfolio - Service Class	255	238

96

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Clarion Real Estate Portfolio - Service Class	$ 521	$ 889
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	1,056	2,573
ING FMRSM Diversified Mid Cap Portfolio - Service Class	500	219
ING Franklin Income Portfolio - Service Class	1,618	947
ING Franklin Mutual Shares Portfolio - Service Class	171	184
ING Franklin Templeton Founding Strategy Portfolio - Service Class	71	266
ING Global Resources Portfolio - Service Class	384	1,650
ING Invesco Growth and Income Portfolio - Service Class	412	310
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	623	1,505
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,604	2,360
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	667	573
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	455	45
ING Large Cap Growth Portfolio - Institutional Class	73,249	12,947
ING Large Cap Value Portfolio - Institutional Class	2,442	1,449
ING Large Cap Value Portfolio - Service Class	973	313
ING Marsico Growth Portfolio - Service Class	402	406
ING MFS Total Return Portfolio - Institutional Class	1,147	5,279
ING MFS Total Return Portfolio - Service Class	461	205
ING MFS Utilities Portfolio - Service Class	315	529
ING Multi-Manager Large Cap Core Portfolio - Institutional Class	1,606	2,108
ING PIMCO High Yield Portfolio - Service Class	1,280	1,822
ING PIMCO Total Return Bond Portfolio - Service Class	1,556	1,136
ING Pioneer Mid Cap Value Portfolio - Institutional Class	76	2,365
ING Pioneer Mid Cap Value Portfolio - Service Class	81	741
ING Retirement Conservative Portfolio - Adviser Class	2,150	632
ING Retirement Growth Portfolio - Adviser Class	523	620
ING Retirement Moderate Growth Portfolio - Adviser Class	482	1,228
ING Retirement Moderate Portfolio - Adviser Class	1,572	1,152
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	7,121	2,523
ING T. Rowe Price Equity Income Portfolio - Service Class	1,450	1,328
ING T. Rowe Price International Stock Portfolio - Service Class	191	633
ING Templeton Global Growth Portfolio - Service Class	262	153
ING U.S. Stock Index Portfolio - Service Class	3	8
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	18,667	34,924
ING Money Market Portfolio - Class S	3	-
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	693	341
ING Baron Growth Portfolio - Service Class	2,888	1,548
ING Columbia Contrarian Core Portfolio - Service Class	351	456
ING Columbia Small Cap Value II Portfolio - Service Class	218	183
ING Global Bond Portfolio - Initial Class	2,605	7,502
ING Global Bond Portfolio - Service Class	5	37

97

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Growth and Income Core Portfolio - Initial Class	$ 548	$ 12,788
ING Invesco Comstock Portfolio - Service Class	321	196
ING Invesco Equity and Income Portfolio - Initial Class	1,910	7,001
ING JPMorgan Mid Cap Value Portfolio - Service Class	652	223
ING Oppenheimer Global Portfolio - Initial Class	2,958	14,905
ING PIMCO Total Return Portfolio - Service Class	1,263	4,705
ING Pioneer High Yield Portfolio - Initial Class	4,683	4,972
ING Solution 2015 Portfolio - Service Class	955	383
ING Solution 2025 Portfolio - Service Class	527	132
ING Solution 2035 Portfolio - Service Class	992	141
ING Solution 2045 Portfolio - Service Class	723	204
ING Solution Income Portfolio - Service Class	104	215
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,841	7,285
ING T. Rowe Price Growth Equity Portfolio - Initial Class	2,304	5,578
ING Templeton Foreign Equity Portfolio - Initial Class	1,173	4,022
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	84	13,487
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	932	1,056
ING Strategic Allocation Growth Portfolio - Class I	1,082	931
ING Strategic Allocation Moderate Portfolio - Class I	1,150	1,877
ING Variable Funds:
ING Growth and Income Portfolio - Class A	17	200
ING Growth and Income Portfolio - Class I	31,795	39,333
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11	74	3,260
ING GET U.S. Core Portfolio - Series 12	230	7,985
ING GET U.S. Core Portfolio - Series 13	278	8,735
ING GET U.S. Core Portfolio - Series 14	157	1,093
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	1,056	5,516
ING Euro STOXX 50® Index Portfolio - Class I	5	7
ING Index Plus LargeCap Portfolio - Class I	7,262	16,331
ING Index Plus MidCap Portfolio - Class I	582	4,989
ING Index Plus SmallCap Portfolio - Class I	509	634
ING International Index Portfolio - Class I	905	1,465
ING International Index Portfolio - Class S	103	4
ING Russell™ Large Cap Growth Index Portfolio - Class I	1,134	4,953
ING Russell™ Large Cap Index Portfolio - Class I	1,801	2,858
ING Russell™ Large Cap Value Index Portfolio - Class I	436	1,961
ING Russell™ Large Cap Value Index Portfolio - Class S	157	264
ING Russell™ Mid Cap Growth Index Portfolio - Class S	125	114
ING Russell™ Mid Cap Index Portfolio - Class I	215	263
ING Russell™ Small Cap Index Portfolio - Class I	231	258
ING Small Company Portfolio - Class I	3,452	5,385
ING U.S. Bond Index Portfolio - Class I	256	167

98

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Variable Products Trust:
ING International Value Portfolio - Class I	$ 108	$ 228
ING MidCap Opportunities Portfolio - Class I	5,702	2,093
ING MidCap Opportunities Portfolio - Class S	545	1,042
ING SmallCap Opportunities Portfolio - Class I	322	297
ING SmallCap Opportunities Portfolio - Class S	642	665
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1	-
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	133	484
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	454	243
Oppenheimer Global Fund/VA	-	-
Oppenheimer Main Street Fund®/VA	4	38
Oppenheimer Main Street Small Cap Fund®/VA	416	456
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	520	5,570
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	329	784
Pioneer High Yield VCT Portfolio - Class I	245	170
Wanger Advisors Trust:
Wanger International	1,192	576
Wanger Select	265	780
Wanger USA	438	281

99

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements 7. Changes in Units The changes in units outstanding were as follows:

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	14,394	18,165	(3,771)	25,393	2,955	22,438
Invesco V.I. Core Equity Fund - Series I Shares	71,227	71,401	(174)	7,263	28,326	(21,063)
American Funds Insurance Series:
American Funds Insurance Series® Growth-Income Fund - Class 2	4,395	82	4,313	243	14	229
American Funds Insurance Series® International Fund - Class 2	684	7	677	428	-	428
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	18,471	17,767	704	5,915	17,613	(11,698)
Federated Insurance Series:
Federated Fund for U.S. Government Securities II	2,039	8,328	(6,289)	1,325	11,766	(10,441)
Federated High Income Bond Fund II - Primary Shares	3,651	13,940	(10,289)	531	8,804	(8,273)
Federated Kaufmann Fund II - Primary Shares	2,976	16,300	(13,324)	2,414	26,992	(24,578)
Federated Managed Tail Risk Fund II - Primary Shares	14,962	56,929	(41,967)	644	67,143	(66,499)
Federated Managed Volatility Fund II	4,512	21,049	(16,537)	925	33,223	(32,298)
Federated Prime Money Fund II	11,673	13,075	(1,402)	15,645	42,562	(26,917)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	478,811	539,605	(60,794)	92,994	587,452	(494,458)
Fidelity® VIP Growth Portfolio - Initial Class	308,987	208,462	100,525	34,745	75,519	(40,774)
Fidelity® VIP High Income Portfolio - Initial Class	33,838	36,084	(2,246)	4,714	5,473	(759)
Fidelity® VIP Overseas Portfolio - Initial Class	193,325	135,557	57,768	17,816	44,479	(26,663)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	933,323	3,065,539	(2,132,216)	169,788	781,254	(611,466)
Fidelity® VIP Index 500 Portfolio - Initial Class	16,565	87,601	(71,036)	27,779	118,605	(90,826)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	-	4,733	(4,733)	-	2,917	(2,917)

100

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	73,349	66,299	7,050	42,504	69,752	(27,248)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	3,110,424	2,961,564	148,860	129,992	505,185	(375,193)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	2,754,879	2,869,915	(115,036)	1,411,925	1,089,234	322,691
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	104,820	21,849	82,971	94,462	7,525	86,937
ING American Funds International Portfolio	2,180,768	2,226,164	(45,396)	71,211	271,265	(200,054)
ING American Funds World Allocation Portfolio	26,324	7,413	18,911	30,191	31,672	(1,481)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	120,546	72,970	47,576	13,351	18,192	(4,841)
ING BlackRock Inflation Protected Bond Portfolio - Institutional Class	4,057	4,606	(549)	3,963	2,570	1,393
ING BlackRock Inflation Protected Bond Portfolio - Service Class	68,308	283,042	(214,734)	321,888	146,990	174,898
ING BlackRock Large Cap Growth Portfolio - Institutional Class	693,432	932,877	(239,445)	124,867	430,012	(305,145)
ING Clarion Global Real Estate Portfolio - Institutional Class	113,784	125,340	(11,556)	48,415	55,289	(6,874)
ING Clarion Global Real Estate Portfolio - Service Class	16,333	18,841	(2,508)	23,190	17,942	5,248
ING Clarion Real Estate Portfolio - Service Class	74,428	104,782	(30,354)	75,517	60,335	15,182
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	1,389,191	1,495,865	(106,674)	52,437	230,235	(177,798)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	68,313	44,522	23,791	7,211	16,452	(9,241)
ING Franklin Income Portfolio - Service Class	114,868	75,713	39,155	106,184	96,061	10,123
ING Franklin Mutual Shares Portfolio - Service Class	13,173	14,130	(957)	21,619	46,581	(24,962)
ING Franklin Templeton Founding Strategy Portfolio - Service Class	5,812	23,948	(18,136)	27,558	147	27,411
ING Global Resources Portfolio - Service Class	110,735	203,628	(92,893)	90,911	183,875	(92,964)
ING Invesco Growth and Income Portfolio - Service Class	51,500	42,404	9,096	2,607	21,181	(18,574)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	33,626	94,820	(61,194)	68,831	114,679	(45,848)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	198,385	184,248	14,137	87,684	64,653	23,031
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	45,231	35,820	9,411	57,589	68,287	(10,698)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	25,812	4,228	21,584	7,463	8,184	(721)

101

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Large Cap Growth Portfolio - Institutional Class	4,507,045	1,411,721	3,095,324	812,101	517,401	294,700
ING Large Cap Value Portfolio - Institutional Class	316,226	277,208	39,018	88,403	97,313	(8,910)
ING Large Cap Value Portfolio - Service Class	73,255	24,681	48,574	56,086	13,103	42,983
ING Marsico Growth Portfolio - Service Class	50,609	47,411	3,198	13,067	79,251	(66,184)
ING MFS Total Return Portfolio - Institutional Class	115,412	432,942	(317,530)	74,970	533,409	(458,439)
ING MFS Total Return Portfolio - Service Class	39,809	23,963	15,846	14,531	14,904	(373)
ING MFS Utilities Portfolio - Service Class	27,029	33,489	(6,460)	18,348	56,434	(38,086)
ING Multi-Manager Large Cap Core Portfolio - Institutional Class	5,255,867	5,289,235	(33,368)	159,149	246,435	(87,286)
ING PIMCO High Yield Portfolio - Service Class	89,615	130,686	(41,071)	73,567	59,148	14,419
ING PIMCO Total Return Bond Portfolio - Service Class	139,985	116,221	23,764	355,757	150,531	205,226
ING Pioneer Mid Cap Value Portfolio - Institutional Class	-	174,051	(174,051)	16,627	48,891	(32,264)
ING Pioneer Mid Cap Value Portfolio - Service Class	-	51,818	(51,818)	10,737	17,704	(6,967)
ING Retirement Conservative Portfolio - Adviser Class	189,172	58,125	131,047	186,236	85,256	100,980
ING Retirement Growth Portfolio - Adviser Class	37,723	46,639	(8,916)	10,211	59,852	(49,641)
ING Retirement Moderate Growth Portfolio - Adviser Class	35,321	97,747	(62,426)	25,361	142,641	(117,280)
ING Retirement Moderate Portfolio - Adviser Class	115,734	90,451	25,283	79,556	244,718	(165,162)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	498,165	262,790	235,375	333,702	168,539	165,163
ING T. Rowe Price Equity Income Portfolio - Service Class	209,279	161,333	47,946	68,718	171,757	(103,039)
ING T. Rowe Price International Stock Portfolio - Service Class	52,166	75,621	(23,455)	39,882	109,876	(69,994)
ING Templeton Global Growth Portfolio - Service Class	21,526	13,357	8,169	15,649	16,540	(891)
ING U.S. Stock Index Portfolio - Service Class	61	593	(532)	1,541	1,269	272
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	41,437,704	42,500,206	(1,062,502)	2,485,977	3,430,542	(944,565)
ING Money Market Portfolio - Class S	353	82	271	339	20,498	(20,159)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	53,171	34,066	19,105	13,330	18,578	(5,248)
ING Baron Growth Portfolio - Service Class	255,380	154,542	100,838	65,260	55,040	10,220
ING Columbia Contrarian Core Portfolio - Service Class	66,760	73,148	(6,388)	15,141	33,916	(18,775)
ING Columbia Small Cap Value II Portfolio - Service Class	15,549	13,137	2,412	1,124	8,764	(7,640)

102

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Global Bond Portfolio - Initial Class	890,406	1,302,013	(411,607)	174,481	592,057	(417,576)
ING Global Bond Portfolio - Service Class	66,109	68,737	(2,628)	1,553	2,822	(1,269)
ING Growth and Income Core Portfolio - Initial Class	-	745,752	(745,752)	61,414	202,526	(141,112)
ING Invesco Comstock Portfolio - Service Class	32,667	23,176	9,491	3,739	9,888	(6,149)
ING Invesco Equity and Income Portfolio - Initial Class	318,604	639,763	(321,159)	124,002	780,536	(656,534)
ING JPMorgan Mid Cap Value Portfolio - Service Class	50,925	27,511	23,414	21,531	22,356	(825)
ING Oppenheimer Global Portfolio - Initial Class	2,911,809	3,542,683	(630,874)	184,541	922,843	(738,302)
ING PIMCO Total Return Portfolio - Service Class	355,002	534,042	(179,040)	132,092	157,917	(25,825)
ING Pioneer High Yield Portfolio - Initial Class	4,461,163	4,522,764	(61,601)	149,821	248,502	(98,681)
ING Solution 2015 Portfolio - Service Class	146,574	100,033	46,541	47,321	158,171	(110,850)
ING Solution 2025 Portfolio - Service Class	165,477	128,721	36,756	37,070	19,066	18,004
ING Solution 2035 Portfolio - Service Class	239,866	164,117	75,749	67,809	24,421	43,388
ING Solution 2045 Portfolio - Service Class	76,860	35,934	40,926	39,209	26,546	12,663
ING Solution Income Portfolio - Service Class	15,662	25,503	(9,841)	18,177	16,293	1,884
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	356,466	627,122	(270,656)	97,486	509,349	(411,863)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	916,245	937,286	(21,041)	107,703	221,472	(113,769)
ING Templeton Foreign Equity Portfolio - Initial Class	723,830	1,045,463	(321,633)	515,568	453,980	61,588
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	-	837,651	(837,651)	41,185	187,231	(146,046)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	401,284	410,470	(9,186)	19,132	92,007	(72,875)
ING Strategic Allocation Growth Portfolio - Class I	455,592	402,256	53,336	14,472	51,251	(36,779)
ING Strategic Allocation Moderate Portfolio - Class I	681,316	711,537	(30,221)	16,623	79,523	(62,900)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	398,016	411,420	(13,404)	27,619	46,909	(19,290)
ING Growth and Income Portfolio - Class I	9,109,117	8,215,074	894,043	265,932	1,536,466	(1,270,534)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11	-	316,568	(316,568)	36,756	84,161	(47,405)
ING GET U.S. Core Portfolio - Series 12	-	756,130	(756,130)	5,090	160,959	(155,869)

103

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 13	-	843,628	(843,628)	70	119,125	(119,055)
ING GET U.S. Core Portfolio - Series 14	1,063	96,367	(95,304)	789	151,548	(150,759)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	-	972,780	(972,780)	237,154	480,219	(243,065)
ING Euro STOXX 50® Index Portfolio - Class I	390	707	(317)	470	612	(142)
ING Index Plus LargeCap Portfolio - Class I	7,199,765	7,623,370	(423,605)	268,327	943,466	(675,139)
ING Index Plus MidCap Portfolio - Class I	385,968	402,862	(16,894)	27,377	56,407	(29,030)
ING Index Plus SmallCap Portfolio - Class I	130,534	100,709	29,825	28,566	61,910	(33,344)
ING International Index Portfolio - Class I	340,204	387,830	(47,626)	72,348	132,314	(59,966)
ING International Index Portfolio - Class S	7,169	193	6,976	1,106	2,795	(1,689)
ING Russell™ Large Cap Growth Index Portfolio - Class I	113,369	338,445	(225,076)	76,010	259,500	(183,490)
ING Russell™ Large Cap Index Portfolio - Class I	3,212,809	3,275,844	(63,035)	163,271	303,342	(140,071)
ING Russell™ Large Cap Value Index Portfolio - Class I	29,027	117,553	(88,526)	34,406	87,480	(53,074)
ING Russell™ Large Cap Value Index Portfolio - Class S	6,364	13,115	(6,751)	2,309	14,663	(12,354)
ING Russell™ Mid Cap Growth Index Portfolio - Class S	11,488	10,905	583	8,522	927	7,595
ING Russell™ Mid Cap Index Portfolio - Class I	24,195	32,049	(7,854)	12,048	4,755	7,293
ING Russell™ Small Cap Index Portfolio - Class I	36,680	41,601	(4,921)	30,750	16,476	14,274
ING Small Company Portfolio - Class I	833,997	906,962	(72,965)	38,031	179,011	(140,980)
ING U.S. Bond Index Portfolio - Class I	34,631	29,563	5,068	19,342	128,665	(109,323)
ING Variable Products Trust:
ING International Value Portfolio - Class I	49,042	43,458	5,584	5,584	18,991	(13,407)
ING MidCap Opportunities Portfolio - Class I	494,513	194,988	299,525	35,732	44,846	(9,114)
ING MidCap Opportunities Portfolio - Class S	44,756	68,575	(23,819)	47,334	75,558	(28,224)
ING SmallCap Opportunities Portfolio - Class I	27,551	31,401	(3,850)	32,510	30,315	2,195
ING SmallCap Opportunities Portfolio - Class S	41,699	52,658	(10,959)	53,526	56,774	(3,248)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	473	152	321	-	223	(223)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	5	2	3	-	-	-

104

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	37,328	51,985	(14,657)	9,426	42,085	(32,659)
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	2,600,223	2,583,559	16,664	-	1,034	(1,034)
Oppenheimer Global Fund/VA	1,450	684	766	-	1,419	(1,419)
Oppenheimer Main Street Fund®/VA	66,238	68,734	(2,496)	18,601	20,257	(1,656)
Oppenheimer Main Street Small Cap Fund®/VA	34,951	35,082	(131)	11,778	7,530	4,248
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	124,936	431,745	(306,809)	128,444	79,918	48,526
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	56,106	108,193	(52,087)	84,947	42,156	42,791
Pioneer High Yield VCT Portfolio - Class I	20,162	18,300	1,862	9,066	4,322	4,744
Wanger Advisors Trust:
Wanger International	117,788	85,172	32,616	19,233	48,718	(29,485)
Wanger Select	47,022	69,101	(22,079)	13,574	19,961	(6,387)
Wanger USA	37,663	30,458	7,205	22,537	19,622	2,915

105

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I Shares
2013	19	$13.56	to	$50.53	$ 791	0.40%	0.70%	to	1.25%	38.37%	to 39.16%
2012	22	$9.80	to	$36.08	$ 693	(d)	0.70%	to	1.25%		(d)
2011	(d)		(d)		(d)	(d)		(d)			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
Invesco V.I. Core Equity Fund - Series I Shares
2013	118	$13.73	to	$22.56	$ 1,831	1.41%	0.35%	to	1.50%	27.37%	to 28.82%
2012	118	$10.78	to	$17.62	$ 1,426	0.96%	0.35%	to	1.50%	12.17%	to 13.44%
2011	139	$9.61	to	$15.62	$ 1,485	0.99%	0.35%	to	1.50%	-1.54%	to -0.38%
2010	144	$9.76	to	$15.78	$ 1,555	0.97%	0.35%	to	1.50%	7.85%	to 9.23%
2009	155	$9.05	to	$14.54	$ 1,552	1.97%	0.35%	to	1.50%	26.40%	to 28.02%
American Funds Insurance Series® Growth-Income Fund - Class 2
2013	5		$20.54		$ 96	1.96%		0.75%		32.52%
2012	-		$15.50		$ 6	-		0.75%		16.54%
2011	-		$13.30		$ 2	(c)		0.75%			(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
American Funds Insurance Series® International Fund - Class 2
2013	1		$16.83		$ 22	-		0.75%		20.73%
2012	1		$13.94		$ 9	-		0.75%		17.04%
2011	-		$11.91		$ 2	-		0.75%		-14.62%
2010	-		$13.95		$ 4	(b)		0.75%			(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)

106

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2013	48	$13.85	to	$33.00	$ 936	1.00%	0.70%	to	1.50%	16.35%	to	17.17%
2012	47	$11.82	to	$28.17	$ 871	1.16%	0.70%	to	1.40%	8.99%	to	9.75%
2011	59	$10.77	to	$25.68	$ 1,023	1.41%	0.70%	to	1.40%	3.09%	to	3.86%
2010	59	$10.37	to	$24.75	$ 962	1.27%	0.70%	to	1.40%	10.60%	to	11.39%
2009	77	$9.31	to	$22.24	$ 1,241	1.99%	0.70%	to	1.50%	23.46%	to	24.32%
Federated Fund for U.S. Government Securities II
2013	40		$19.38		$ 779	3.50%		1.40%		-3.44%
2012	46		$20.07		$ 933	3.98%		1.40%			1.57%
2011	57		$19.76		$ 1,125	4.36%		1.40%			4.27%
2010	67		$18.95		$ 1,260	4.66%		1.40%			3.72%
2009	88		$18.27		$ 1,615	5.04%		1.40%			3.69%
Federated High Income Bond Fund II - Primary Shares
2013	127	$30.71	to	$31.58	$ 3,906	6.90%	1.25%	to	1.40%	5.50%	to	5.65%
2012	137	$29.11	to	$29.89	$ 4,002	7.61%	1.25%	to	1.40%	13.05%	to	13.26%
2011	146	$25.75	to	$26.39	$ 3,753	9.10%	1.25%	to	1.40%	3.71%	to	3.86%
2010	166	$24.83	to	$25.41	$ 4,115	8.19%	1.25%	to	1.40%	13.12%	to	13.29%
2009	197	$21.95	to	$22.43	$ 4,314	11.59%	1.25%	to	1.40%	50.76%	to	50.94%
Federated Kaufmann Fund II - Primary Shares
2013	116		$16.68		$ 1,940	-		1.40%		38.19%
2012	130		$12.07		$ 1,565	-		1.40%		15.61%
2011	154		$10.44		$ 1,610	1.12%		1.40%		-14.50%
2010	175		$12.21		$ 2,136	(b)		1.40%			(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)
Federated Managed Tail Risk Fund II - Primary Shares
2013	354	$12.63	to	$13.62	$ 4,813	1.03%	1.25%	to	1.40%	14.84%	to	15.03%
2012	396	$10.98	to	$11.86	$ 4,688	0.58%	1.25%	to	1.40%	8.61%	to	8.82%
2011	462	$10.09	to	$10.92	$ 5,042	0.76%	1.25%	to	1.40%	-6.67%	to	-6.49%
2010	557	$10.79	to	$11.70	$ 6,511	(b)	1.25%	to	1.40%		(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)

107

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Managed Volatility Fund II
2013	113	$25.81	to	$26.54	$ 2,920	2.94%	1.25%	to	1.40%	20.05%	to	20.25%
2012	130	$21.50	to	$22.07	$ 2,788	3.08%	1.25%	to	1.40%	11.92%	to	12.09%
2011	162	$19.21	to	$19.69	$ 3,112	4.14%	1.25%	to	1.40%	3.34%	to	3.47%
2010	192	$18.59	to	$19.03	$ 3,562	4.16%	1.25%	to	1.40%	10.52%	to	10.70%
2009	91	$14.18	to	$17.19	$ 1,537	6.01%	1.25%	to	1.40%	26.47%	to	26.72%
Federated Prime Money Fund II
2013	85	$9.53	to	$12.79	$ 1,080	-	1.25%	to	1.40%	-1.39%	to	-1.24%
2012	86	$9.65	to	$12.97	$ 1,113	-	1.25%	to	1.40%	-1.37%	to	-1.33%
2011	113	$9.78	to	$13.15	$ 1,482	-	1.25%	to	1.40%	-1.42%	to	-1.21%
2010	147	$9.90	to	$13.34	$ 1,959	-	1.25%	to	1.40%	-1.40%
2009	111		$13.53		$ 1,502	0.49%		1.40%		-0.95%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2013	2,355	$15.11	to	$37.68	$ 58,115	2.50%	0.35%	to	1.75%	25.92%	to	27.71%
2012	2,416	$11.88	to	$29.82	$ 51,415	3.00%	0.35%	to	1.75%	15.25%	to	16.81%
2011	2,910	$10.19	to	$25.78	$ 52,914	2.39%	0.35%	to	1.75%	-0.79%	to	0.68%
2010	3,455	$10.17	to	$25.89	$ 63,098	1.68%	0.35%	to	1.75%	13.13%	to	14.73%
2009	4,136	$8.89	to	$22.81	$ 65,887	2.09%	0.35%	to	1.90%	27.71%	to	29.24%
Fidelity® VIP Growth Portfolio - Initial Class
2013	557	$15.13	to	$31.78	$ 11,910	0.29%	0.35%	to	1.50%	34.31%	to	35.85%
2012	457	$11.17	to	$23.48	$ 9,570	0.62%	0.35%	to	1.50%	12.96%	to	14.26%
2011	497	$9.81	to	$20.63	$ 9,281	0.38%	0.35%	to	1.50%	-1.29%	to	-0.10%
2010	522	$9.86	to	$20.74	$ 9,794	0.34%	0.35%	to	1.50%	22.35%	to	23.70%
2009	563	$8.00	to	$16.83	$ 8,618	0.41%	0.35%	to	1.50%	26.33%	to	27.39%
Fidelity® VIP High Income Portfolio - Initial Class
2013	13	$15.37	to	$18.16	$ 213	5.32%	0.80%	to	1.25%	4.63%	to	5.09%
2012	15	$14.69	to	$17.28	$ 238	5.65%	0.80%	to	1.25%	12.83%	to	13.31%
2011	16	$13.02	to	$15.25	$ 222	7.33%	0.80%	to	1.25%	2.68%	to	3.18%
2010	14	$12.68	to	$14.78	$ 187	7.39%	0.80%	to	1.25%	12.41%	to	12.91%
2009	16	$11.28	to	$13.09	$ 192	10.73%	0.80%	to	1.25%	42.24%	to	42.90%

108

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Overseas Portfolio - Initial Class
2013	260	$11.89	to	$25.54	$ 4,196	1.33%	0.35%	to	1.50%	28.51%	to	29.95%
2012	202	$9.18	to	$19.73	$ 3,599	1.90%	0.35%	to	1.50%	18.89%	to	20.33%
2011	229	$7.65	to	$16.46	$ 3,450	1.38%	0.35%	to	1.50%	-18.37%	to	-17.43%
2010	264	$9.31	to	$20.02	$ 4,929	1.23%	0.35%	to	1.50%	11.41%	to	12.69%
2009	324	$8.28	to	$17.84	$ 5,452	2.05%	0.35%	to	1.50%	24.67%	to	25.64%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2013	1,581	$15.77	to	$51.26	$ 44,181	0.59%	0.35%	to	1.50%	29.34%	to	30.84%
2012	3,713	$12.10	to	$39.34	$ 103,676	1.34%	0.35%	to	1.90%	14.18%	to	16.01%
2011	4,325	$10.46	to	$34.14	$ 104,530	0.97%	0.35%	to	1.90%	-4.34%	to	-2.84%
2010	5,127	$10.81	to	$35.52	$ 127,170	1.15%	0.35%	to	1.90%	14.97%	to	16.77%
2009	6,028	$9.29	to	$30.73	$ 126,570	1.30%	0.35%	to	1.90%	33.10%	to	34.83%
Fidelity® VIP Index 500 Portfolio - Initial Class
2013	633	$30.52	to	$35.82	$ 22,227	1.87%	1.25%	to	1.40%	30.40%	to	30.59%
2012	704	$23.37	to	$27.47	$ 18,967	2.09%	1.25%	to	1.40%	14.27%	to	14.45%
2011	795	$20.42	to	$24.04	$ 18,731	1.84%	1.25%	to	1.40%	0.63%	to	0.79%
2010	947	$20.26	to	$23.89	$ 22,102	1.78%	1.25%	to	1.40%	13.38%	to	13.57%
2009	1,111	$17.84	to	$21.07	$ 22,865	2.33%	1.25%	to	1.40%	24.82%	to	25.02%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2013	27		$21.86		$ 582	2.17%		1.40%		-3.15%
2012	31		$22.57		$ 708	2.35%		1.40%		4.39%
2011	34		$21.62		$ 741	2.98%		1.40%		5.82%
2010	42		$20.43		$ 868	3.48%		1.40%		6.30%
2009	48		$19.22		$ 914	8.83%		1.40%		14.13%
Franklin Small Cap Value Securities Fund - Class 2
2013	133	$17.47	to	$29.92	$ 3,461	1.34%	0.70%	to	1.50%	34.24%	to	35.26%
2012	126	$12.92	to	$22.12	$ 2,681	0.77%	0.70%	to	1.50%	16.60%	to	17.56%
2011	153	$10.99	to	$18.83	$ 2,787	0.71%	0.70%	to	1.50%	-5.17%	to	-4.43%
2010	179	$11.50	to	$19.71	$ 3,417	0.74%	0.70%	to	1.50%	26.27%	to	27.35%
2009	223	$9.03	to	$15.49	$ 3,377	1.54%	0.70%	to	1.50%	27.21%	to	28.27%

109

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Balanced Portfolio - Class I
2013	2,686	$12.29	to	$48.98	$ 74,157	2.12%	0.35%	to	2.25%	14.11%	to	16.24%
2012	2,537	$10.77	to	$42.36	$ 67,751	3.12%	0.35%	to	2.25%	11.15%	to	13.23%
2011	2,912	$9.69	to	$37.63	$ 68,784	2.77%	0.35%	to	2.25%	-3.49%	to	-1.66%
2010	3,405	$10.04	to	$38.49	$ 81,044	2.77%	0.35%	to	2.25%	11.56%	to	13.75%
2009	3,901	$9.00	to	$34.05	$ 80,515	4.40%	0.35%	to	2.25%	16.58%	to	18.98%
ING Intermediate Bond Portfolio - Class I
2013	5,191	$13.05	to	$102.81	$ 105,513	3.30%	0.35%	to	2.25%	-2.36%	to	-0.45%
2012	5,306	$13.16	to	$104.07	$ 114,638	4.71%	0.35%	to	2.25%	6.97%	to	8.94%
2011	4,984	$12.12	to	$96.19	$ 101,540	4.48%	0.35%	to	2.25%	5.17%	to	7.24%
2010	5,235	$11.35	to	$90.43	$ 101,061	4.92%	0.35%	to	2.25%	7.41%	to	9.45%
2009	5,981	$10.40	to	$83.24	$ 104,817	6.58%	0.35%	to	2.25%	9.09%	to	11.25%
ING American Funds Asset Allocation Portfolio
2013	183	$12.99	to	$13.17	$ 2,382	1.10%	0.95%	to	1.45%	21.29%	to	21.94%
2012	100	$10.71	to	$10.80	$ 1,070	1.01%	0.95%	to	1.45%	13.92%	to	14.41%
2011	13	$9.41	to	$9.44	$ 119	(c)	0.95%	to	1.40%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING American Funds International Portfolio
2013	501	$10.91	to	$17.66	$ 8,521	0.88%	0.95%	to	1.75%	14.81%	to	19.89%
2012	546	$9.15	to	$14.73	$ 7,848	1.27%	0.95%	to	1.75%	15.20%	to	16.17%
2011	746	$7.91	to	$12.71	$ 9,304	1.61%	0.95%	to	1.75%	-15.88%	to	-15.24%
2010	910	$14.23	to	$15.04	$ 13,439	0.88%	0.95%	to	1.75%	4.79%	to	5.65%
2009	1,173	$13.47	to	$14.28	$ 16,435	3.43%	0.95%	to	1.90%	39.59%	to	46.31%
ING American Funds World Allocation Portfolio
2013	33	$11.16	to	$11.30	$ 369	1.57%	0.95%	to	1.40%	13.07%	to	13.68%
2012	14	$9.87	to	$9.94	$ 139	1.44%	0.95%	to	1.40%	11.53%	to	11.94%
2011	16	$8.85	to	$8.88	$ 138	(c)	0.95%	to	1.40%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)

110

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class
2013	74	$17.19	to	$21.53	$ 1,509	0.11%	0.70%	to	1.50%	42.21%	to	43.37%
2012	26	$11.99	to	$15.03	$ 389	0.51%	0.70%	to	1.50%	17.26%	to	17.90%
2011	31	$10.17	to	$12.76	$ 392	0.66%	0.70%	to	1.25%	3.52%	to	3.99%
2010	18	$9.78	to	$12.27	$ 214	-	0.70%	to	1.25%	5.58%	to	6.23%
2009	25	$11.29	to	$11.55	$ 283	-	0.75%	to	1.25%	18.59%	to	19.20%
ING BlackRock Inflation Protected Bond Portfolio - Institutional Class
2013	29		$11.36		$ 325	-		0.75%		-9.19%
2012	29		$12.51		$ 365	0.87%		0.75%			5.93%
2011	28		$11.81		$ 328	2.56%		0.75%		11.31%
2010	28		$10.61		$ 297	(b)		0.75%			(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)
ING BlackRock Inflation Protected Bond Portfolio - Service Class
2013	277	$10.07	to	$10.19	$ 2,803	-	0.95%	to	1.40%	-9.93%	to	-9.58%
2012	492	$11.18	to	$11.27	$ 5,523	0.61%	0.95%	to	1.40%	4.88%	to	5.33%
2011	317	$10.66	to	$10.70	$ 3,386	(c)	0.95%	to	1.40%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2013	1,948	$12.00	to	$15.99	$ 24,773	1.33%	0.35%	to	1.75%	31.00%	to	33.03%
2012	2,188	$9.16	to	$11.90	$ 20,913	0.76%	0.35%	to	1.75%	12.81%	to	14.31%
2011	2,493	$8.12	to	$10.41	$ 20,996	0.60%	0.35%	to	1.75%	-2.99%	to	-1.61%
2010	2,809	$8.33	to	$10.58	$ 24,230	0.47%	0.35%	to	1.90%	11.51%	to	13.16%
2009	3,166	$7.47	to	$9.35	$ 24,319	0.58%	0.35%	to	1.90%	28.13%	to	29.79%
ING Clarion Global Real Estate Portfolio - Institutional Class
2013	146	$12.17	to	$12.54	$ 1,815	5.80%	0.70%	to	1.25%	2.61%	to	3.21%
2012	158	$11.73	to	$12.15	$ 1,906	0.74%	0.70%	to	1.50%	24.26%	to	25.26%
2011	165	$9.44	to	$9.70	$ 1,590	3.61%	0.70%	to	1.50%	-6.63%	to	-5.83%
2010	158	$10.11	to	$10.30	$ 1,619	7.68%	0.70%	to	1.50%	14.63%	to	15.49%
2009	192	$8.82	to	$8.91	$ 1,713	2.00%	0.75%	to	1.50%	31.84%	to	32.79%

111

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio - Service Class
2013	86	$12.83	to	$13.29	$ 1,129	5.39%	0.95%	to	1.40%	2.23%	to	2.70%
2012	89	$12.55	to	$12.94	$ 1,133	0.60%	0.95%	to	1.40%	23.89%	to	24.42%
2011	84	$10.13	to	$10.40	$ 858	3.30%	0.95%	to	1.40%	-6.64%	to	-6.14%
2010	104	$10.85	to	$11.08	$ 1,145	8.22%	0.95%	to	1.40%	14.33%	to	14.82%
2009	117	$9.31	to	$9.65	$ 1,118	2.38%	0.95%	to	1.90%	30.94%	to	32.19%
ING Clarion Real Estate Portfolio - Service Class
2013	202	$12.80	to	$14.39	$ 2,704	1.36%	0.70%	to	1.25%	0.79%	to	1.31%
2012	233	$12.49	to	$13.76	$ 3,041	0.98%	0.70%	to	1.50%	13.86%	to	14.76%
2011	218	$10.94	to	$11.99	$ 2,480	1.30%	0.70%	to	1.50%	7.87%	to	8.74%
2010	220	$10.08	to	$11.03	$ 2,302	3.84%	0.70%	to	1.50%	26.02%	to	27.07%
2009	188	$8.07	to	$8.68	$ 1,553	3.21%	0.70%	to	1.50%	33.83%	to	34.99%
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2013	965	$15.65	to	$16.27	$ 15,358	0.71%	0.95%	to	1.45%	34.45%	to	35.13%
2012	1,072	$11.41	to	$12.04	$ 12,661	0.86%	0.95%	to	1.75%	12.97%	to	13.80%
2011	1,250	$10.10	to	$10.58	$ 13,010	0.20%	0.95%	to	1.75%	-12.33%	to	-11.54%
2010	1,548	$11.44	to	$11.96	$ 18,278	0.36%	0.95%	to	1.90%	26.27%	to	27.37%
2009	1,736	$9.06	to	$9.39	$ 16,149	0.67%	0.95%	to	1.90%	36.86%	to	38.29%
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2013	122	$16.03	to	$21.61	$ 2,426	0.50%	0.70%	to	1.50%	34.02%	to	35.05%
2012	99	$11.87	to	$16.01	$ 1,551	0.66%	0.70%	to	1.50%	12.93%	to	13.81%
2011	108	$10.43	to	$14.07	$ 1,494	0.23%	0.70%	to	1.50%	-12.26%	to	-11.54%
2010	128	$11.79	to	$15.92	$ 2,007	0.12%	0.70%	to	1.50%	26.45%	to	27.46%
2009	100	$9.25	to	$12.49	$ 1,237	0.49%	0.70%	to	1.50%	37.05%	to	38.16%
ING Franklin Income Portfolio - Service Class
2013	431	$11.95	to	$14.69	$ 6,040	5.17%	0.95%	to	1.75%	12.64%	to	13.52%
2012	391	$10.57	to	$12.94	$ 4,905	5.65%	0.95%	to	1.75%	10.65%	to	11.55%
2011	381	$9.52	to	$11.60	$ 4,340	5.57%	0.95%	to	1.75%	0.73%	to	1.58%
2010	381	$11.00	to	$11.42	$ 4,307	5.10%	0.95%	to	1.75%	11.00%	to	11.85%
2009	454	$9.85	to	$10.21	$ 4,595	6.29%	0.95%	to	1.90%	29.43%	to	30.73%

112

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Mutual Shares Portfolio - Service Class
2013	118	$13.00	to	$14.23	$ 1,645	1.08%	0.95%	to	1.75%	25.51%	to	26.49%
2012	119	$10.32	to	$11.25	$ 1,317	1.46%	0.95%	to	1.75%	11.53%	to	12.50%
2011	144	$9.22	to	$10.00	$ 1,424	3.63%	0.95%	to	1.75%	-2.53%	to	-1.77%
2010	181	$9.88	to	$10.18	$ 1,831	0.43%	0.95%	to	1.75%	9.66%	to	10.53%
2009	257	$8.97	to	$9.21	$ 2,349	0.14%	0.95%	to	1.90%	24.07%	to	25.31%
ING Franklin Templeton Founding Strategy Portfolio - Service Class
2013	9	$12.68	to	$12.84	$ 118	0.50%	0.95%	to	1.40%	22.28%	to	22.40%
2012	27	$10.37	to	$10.40	$ 284	(d)	1.25%	to	1.40%		(d)
2011	(d)		(d)		(d)	(d)		(d)			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
ING Global Resources Portfolio - Service Class
2013	368	$10.04	to	$12.89	$ 4,377	0.91%	0.70%	to	1.75%	11.61%	to	12.81%
2012	461	$8.90	to	$11.51	$ 5,085	0.75%	0.70%	to	1.75%	-4.52%	to	-3.47%
2011	554	$9.22	to	$12.01	$ 6,365	0.63%	0.70%	to	1.75%	-10.79%	to	-9.78%
2010	644	$10.22	to	$13.41	$ 8,254	0.85%	0.70%	to	1.75%	19.61%	to	20.80%
2009	819	$8.46	to	$11.18	$ 8,735	0.31%	0.70%	to	1.90%	34.85%	to	36.45%
ING Invesco Growth and Income Portfolio - Service Class
2013	65	$15.73	to	$17.61	$ 1,080	1.55%	0.70%	to	1.50%	31.89%	to	32.97%
2012	56	$11.83	to	$13.25	$ 729	1.90%	0.70%	to	1.50%	12.91%	to	13.75%
2011	74	$10.40	to	$11.65	$ 854	1.17%	0.70%	to	1.50%	-3.65%	to	-2.80%
2010	72	$10.70	to	$12.00	$ 857	0.23%	0.70%	to	1.50%	10.79%	to	11.69%
2009	81	$9.58	to	$10.75	$ 865	1.18%	0.70%	to	1.50%	22.12%	to	23.14%
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2013	294	$13.41	to	$17.57	$ 4,523	1.10%	0.95%	to	1.40%	-6.82%	to	-6.40%
2012	355	$14.39	to	$18.83	$ 5,881	-	0.95%	to	1.40%	17.66%	to	18.25%
2011	401	$11.99	to	$15.98	$ 5,594	1.14%	0.95%	to	1.75%	-19.48%	to	-18.82%
2010	474	$14.89	to	$19.74	$ 8,255	0.68%	0.95%	to	1.75%	18.55%	to	19.47%
2009	422	$12.49	to	$16.58	$ 6,191	1.49%	0.95%	to	1.90%	68.78%	to	70.26%

113

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2013	349	$10.74	to	$21.98	$ 6,281	0.79%	0.70%	to	1.50%	-7.12%	to	-6.45%
2012	335	$11.48	to	$23.50	$ 7,616	-	0.70%	to	1.50%	17.35%	to	18.35%
2011	312	$9.70	to	$19.87	$ 6,010	0.89%	0.70%	to	1.50%	-19.51%	to	-18.90%
2010	476	$11.96	to	$24.50	$ 11,521	0.42%	0.70%	to	1.50%	18.53%	to	19.48%
2009	403	$10.01	to	$20.52	$ 8,208	1.21%	0.70%	to	1.50%	69.03%	to	70.53%
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2013	157	$14.33	to	$22.80	$ 3,107	0.94%	0.95%	to	1.75%	36.92%	to	38.01%
2012	148	$10.43	to	$16.52	$ 2,220	0.41%	0.95%	to	1.75%	16.87%	to	17.83%
2011	158	$8.89	to	$14.02	$ 2,181	0.66%	0.95%	to	1.75%	-2.78%	to	-1.96%
2010	148	$13.66	to	$14.30	$ 2,093	0.44%	0.95%	to	1.75%	24.86%	to	25.88%
2009	178	$10.86	to	$11.36	$ 2,000	0.71%	0.95%	to	1.90%	24.97%	to	26.22%
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2013	35	$18.67	to	$22.51	$ 749	0.84%	0.70%	to	1.25%	37.17%	to	37.99%
2012	13	$13.53	to	$16.32	$ 207	-	0.70%	to	1.50%	17.24%	to	17.86%
2011	14	$11.48	to	$13.85	$ 187	0.39%	0.70%	to	1.25%	-2.55%	to	-2.05%
2010	23	$11.72	to	$14.15	$ 324	-	0.70%	to	1.25%	25.11%	to	25.89%
2009	13	$9.31	to	$11.25	$ 143	-	0.70%	to	1.25%	25.74%	to	26.40%
ING Large Cap Growth Portfolio - Institutional Class
2013	5,464	$15.41	to	$23.50	$ 115,292	0.76%	0.35%	to	1.90%	28.67%	to	30.56%
2012	2,369	$11.94	to	$18.12	$ 37,320	0.49%	0.35%	to	1.75%	16.02%	to	17.69%
2011	2,074	$10.27	to	$15.49	$ 27,275	0.47%	0.35%	to	1.75%	0.69%	to	1.51%
2010	625	$13.35	to	$15.26	$ 8,989	0.40%	0.95%	to	1.75%	12.60%	to	13.46%
2009	707	$11.82	to	$13.45	$ 8,990	0.49%	0.95%	to	1.90%	39.98%	to	41.43%
ING Large Cap Value Portfolio - Institutional Class
2013	571	$12.11	to	$16.05	$ 7,884	2.04%	0.35%	to	1.50%	28.97%	to	30.46%
2012	532	$9.39	to	$12.18	$ 5,325	2.48%	0.35%	to	1.50%	13.00%	to	14.26%
2011	541	$8.31	to	$10.66	$ 4,756	1.39%	0.35%	to	1.50%	1.96%	to	3.19%
2010	392	$8.15	to	$10.33	$ 3,430	2.42%	0.35%	to	1.50%	17.60%	to	18.87%
2009	418	$6.93	to	$8.69	$ 3,102	-	0.35%	to	1.50%	10.88%	to	11.95%

114

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Large Cap Value Portfolio - Service Class
2013	134	$14.60	to	$14.80	$ 1,976	1.76%	0.95%	to	1.40%	28.86%	to	29.37%
2012	86	$11.33	to	$11.44	$ 978	2.41%	0.95%	to	1.40%	12.74%	to	13.27%
2011	43	$10.05	to	$10.10	$ 431	(c)	0.95%	to	1.40%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING Marsico Growth Portfolio - Service Class
2013	79	$13.42	to	$17.83	$ 1,256	0.91%	0.70%	to	1.50%	33.47%	to	34.49%
2012	76	$10.04	to	$13.26	$ 930	0.48%	0.70%	to	1.50%	10.89%	to	11.74%
2011	142	$9.05	to	$11.87	$ 1,571	0.19%	0.70%	to	1.50%	-3.17%	to	-2.38%
2010	133	$10.04	to	$12.16	$ 1,523	0.58%	0.75%	to	1.50%	18.14%	to	18.92%
2009	164	$8.38	to	$10.23	$ 1,595	0.90%	0.70%	to	1.75%	26.78%	to	28.07%
ING MFS Total Return Portfolio - Institutional Class
2013	2,016	$14.46	to	$15.51	$ 30,481	2.37%	0.95%	to	1.75%	16.99%	to	17.86%
2012	2,333	$12.36	to	$13.16	$ 30,011	2.71%	0.95%	to	1.75%	9.48%	to	10.40%
2011	2,792	$11.29	to	$11.92	$ 32,630	2.65%	0.95%	to	1.75%	0.09%	to	0.85%
2010	3,512	$11.18	to	$11.82	$ 40,810	0.44%	0.95%	to	1.90%	8.02%	to	9.14%
2009	4,367	$10.35	to	$10.83	$ 46,669	2.54%	0.95%	to	1.90%	15.90%	to	17.08%
ING MFS Total Return Portfolio - Service Class
2013	77	$14.13	to	$18.85	$ 1,394	1.78%	0.70%	to	1.25%	17.25%	to	17.85%
2012	61	$11.99	to	$16.01	$ 970	2.48%	0.70%	to	1.25%	9.79%	to	10.34%
2011	61	$13.89	to	$14.51	$ 886	2.53%	0.75%	to	1.25%	0.29%	to	0.83%
2010	76	$13.85	to	$14.39	$ 1,091	0.50%	0.75%	to	1.50%	8.18%	to	9.02%
2009	98	$9.87	to	$13.20	$ 1,288	2.46%	0.70%	to	1.50%	16.16%	to	17.08%
ING MFS Utilities Portfolio - Service Class
2013	111	$14.70	to	$24.47	$ 2,492	1.99%	0.70%	to	1.25%	18.69%	to	19.32%
2012	118	$12.32	to	$20.51	$ 2,323	2.87%	0.70%	to	1.50%	11.64%	to	12.51%
2011	156	$10.95	to	$18.24	$ 2,770	3.61%	0.70%	to	1.50%	4.77%	to	5.69%
2010	146	$10.36	to	$17.28	$ 2,489	2.62%	0.70%	to	1.50%	12.04%	to	12.87%
2009	148	$9.18	to	$15.31	$ 2,238	5.00%	0.70%	to	1.50%	30.80%	to	31.90%

115

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Multi-Manager Large Cap Core Portfolio - Institutional Class
2013	580	$13.62	to	$16.46	$ 9,272	0.96%	0.75%	to	2.25%	27.72%	to	29.79%
2012	613	$10.56	to	$12.72	$ 7,594	1.53%	0.75%	to	2.25%	8.06%	to	9.65%
2011	700	$9.67	to	$11.62	$ 7,951	1.45%	0.75%	to	2.25%	-6.42%	to	-5.06%
2010	908	$10.23	to	$12.26	$ 10,904	1.16%	0.75%	to	2.25%	13.53%	to	15.29%
2009	1,085	$8.92	to	$10.66	$ 11,381	1.38%	0.75%	to	2.25%	21.75%	to	23.51%
ING PIMCO High Yield Portfolio - Service Class
2013	250	$16.58	to	$18.46	$ 4,441	5.97%	0.70%	to	1.40%	4.11%	to	4.87%
2012	291	$15.81	to	$17.61	$ 4,999	6.32%	0.70%	to	1.50%	12.30%	to	13.25%
2011	277	$13.96	to	$15.56	$ 4,207	7.25%	0.70%	to	1.50%	2.85%	to	3.66%
2010	322	$13.47	to	$15.01	$ 4,727	7.37%	0.70%	to	1.50%	12.60%	to	13.48%
2009	347	$11.87	to	$13.24	$ 4,530	8.35%	0.70%	to	1.50%	47.37%	to	48.38%
ING PIMCO Total Return Bond Portfolio - Service Class
2013	429	$10.40	to	$10.54	$ 4,481	3.73%	0.95%	to	1.45%	-3.08%	to	-2.68%
2012	405	$10.73	to	$10.83	$ 4,363	3.74%	0.95%	to	1.45%	7.19%	to	7.76%
2011	200	$10.01	to	$10.05	$ 2,004	(c)	0.95%	to	1.45%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Conservative Portfolio - Adviser Class
2013	316	$11.00	to	$11.14	$ 3,496	3.65%	0.95%	to	1.40%	2.90%	to	3.44%
2012	185	$10.69	to	$10.77	$ 1,983	2.90%	0.95%	to	1.40%	6.37%	to	6.85%
2011	84	$10.05	to	$10.08	$ 846	(c)	0.95%	to	1.40%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Growth Portfolio - Adviser Class
2013	395	$11.98	to	$13.35	$ 5,195	1.97%	0.95%	to	1.40%	16.98%	to	17.52%
2012	404	$10.24	to	$11.36	$ 4,536	2.35%	0.95%	to	1.40%	11.34%	to	11.92%
2011	453	$9.19	to	$10.15	$ 4,575	0.89%	0.95%	to	1.40%	-2.52%	to	-2.12%
2010	536	$10.31	to	$10.37	$ 5,538	0.36%	0.95%	to	1.40%	10.03%	to	10.55%
2009	600	$9.36	to	$9.38	$ 5,625	(a)	0.95%	to	1.90%		(a)

116

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Retirement Moderate Growth Portfolio - Adviser Class
2013	331	$11.78	to	$13.31	$ 4,340	2.12%	0.95%	to	1.40%	14.04%	to	14.64%
2012	394	$10.33	to	$11.61	$ 4,529	2.78%	0.95%	to	1.40%	10.10%	to	10.47%
2011	511	$9.38	to	$10.51	$ 5,336	0.97%	0.95%	to	1.40%	-1.33%	to	-0.85%
2010	611	$10.54	to	$10.60	$ 6,453	0.45%	0.95%	to	1.40%	9.45%	to	9.96%
2009	795	$9.62	to	$9.64	$ 7,664	(a)	0.95%	to	1.75%		(a)
ING Retirement Moderate Portfolio - Adviser Class
2013	453	$11.38	to	$12.89	$ 5,774	2.71%	0.95%	to	1.40%	8.48%	to	8.96%
2012	428	$10.49	to	$11.83	$ 5,002	3.18%	0.95%	to	1.40%	8.70%	to	9.23%
2011	593	$9.65	to	$10.83	$ 6,382	1.37%	0.95%	to	1.40%	0.66%	to	1.12%
2010	672	$10.65	to	$10.71	$ 7,174	0.59%	0.95%	to	1.40%	8.01%	to	8.51%
2009	915	$9.85	to	$9.87	$ 9,028	(a)	0.95%	to	1.90%	(a)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2013	1,301	$13.06	to	$19.60	$ 22,726	1.17%	0.70%	to	1.50%	20.31%	to	21.33%
2012	1,065	$10.84	to	$16.16	$ 15,801	1.69%	0.70%	to	1.50%	12.79%	to	13.77%
2011	900	$9.61	to	$14.22	$ 12,364	1.91%	0.70%	to	1.50%	1.35%	to	2.11%
2010	828	$11.38	to	$13.93	$ 11,444	1.61%	0.70%	to	1.50%	12.37%	to	13.23%
2009	901	$10.05	to	$12.31	$ 11,020	1.94%	0.70%	to	1.50%	31.27%	to	32.41%
ING T. Rowe Price Equity Income Portfolio - Service Class
2013	383	$14.36	to	$23.12	$ 6,855	1.71%	0.70%	to	1.50%	27.82%	to	28.88%
2012	335	$11.22	to	$17.96	$ 5,210	1.92%	0.70%	to	1.50%	15.47%	to	16.32%
2011	438	$9.68	to	$15.44	$ 5,626	2.00%	0.70%	to	1.50%	-2.41%	to	-1.50%
2010	432	$9.77	to	$15.76	$ 5,791	1.50%	0.70%	to	1.75%	12.95%	to	14.11%
2009	509	$8.60	to	$13.92	$ 6,057	1.78%	0.70%	to	1.90%	22.51%	to	23.99%
ING T. Rowe Price International Stock Portfolio - Service Class
2013	232	$10.84	to	$16.53	$ 3,113	1.02%	0.70%	to	1.45%	12.69%	to	13.63%
2012	255	$9.54	to	$14.56	$ 3,179	0.27%	0.70%	to	1.50%	17.02%	to	17.92%
2011	325	$8.09	to	$12.35	$ 3,476	3.52%	0.70%	to	1.50%	-13.67%	to	-13.01%
2010	382	$9.30	to	$14.20	$ 4,700	1.36%	0.70%	to	1.50%	12.11%	to	13.00%
2009	488	$8.23	to	$12.57	$ 5,429	1.23%	0.70%	to	1.75%	35.17%	to	36.71%

117

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Global Growth Portfolio - Service Class
2013	41	$13.30	to	$13.77	$ 562	1.32%	0.95%	to	1.40%	28.88%	to	29.42%
2012	33	$10.32	to	$10.64	$ 349	1.86%	0.95%	to	1.40%	20.00%	to	20.63%
2011	34	$8.60	to	$8.82	$ 297	1.60%	0.95%	to	1.40%	-7.03%	to	-6.67%
2010	35	$9.25	to	$9.45	$ 327	1.23%	0.95%	to	1.40%	6.20%	to	6.78%
2009	56	$8.54	to	$8.85	$ 489	2.16%	0.95%	to	1.90%	29.79%	to	30.92%
ING U.S. Stock Index Portfolio - Service Class
2013	5		$17.64		$ 82	1.32%		0.75%		30.76%
2012	5		$13.49		$ 70	1.57%		0.75%		14.61%
2011	5		$11.77		$ 57	1.71%		0.75%			0.86%
2010	5		$11.67		$ 60	(b)		0.75%			(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)
ING Money Market Portfolio - Class I
2013	4,149	$9.77	to	$15.92	$ 52,709	-	0.35%	to	1.90%	-1.74%	to	-0.30%
2012	5,212	$9.84	to	$16.03	$ 68,966	0.03%	0.35%	to	1.75%	-1.71%	to	-0.30%
2011	6,156	$9.91	to	$16.15	$ 82,585	0.00%	0.35%	to	1.75%	-1.77%	to	-0.40%
2010	7,277	$9.97	to	$16.27	$ 97,671	0.02%	0.35%	to	1.90%	-1.68%	to	-0.10%
2009	10,475	$10.02	to	$16.35	$ 140,358	0.30%	0.35%	to	1.90%	-1.56%	to	0.10%
ING Money Market Portfolio - Class S
2013	8		$9.70		$ 77	-		0.75%		-0.72%
2012	8		$9.77		$ 74	-		0.75%		-0.71%
2011	28		$9.84		$ 273	-		0.75%		-0.71%
2010	32		$9.91		$ 313	(b)		0.75%			(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)
ING American Century Small-Mid Cap Value Portfolio - Service Class
2013	123	$18.63	to	$29.95	$ 2,769	1.16%	0.35%	to	1.50%	29.71%	to	30.86%
2012	104	$14.28	to	$23.02	$ 1,878	1.11%	0.35%	to	1.25%	14.91%	to	15.94%
2011	110	$12.36	to	$19.97	$ 1,740	0.95%	0.35%	to	1.25%	-4.36%	to	-3.46%
2010	131	$13.00	to	$20.82	$ 2,244	1.13%	0.35%	to	1.25%	20.45%	to	21.61%
2009	91	$10.69	to	$17.22	$ 1,309	1.75%	0.35%	to	1.25%	34.10%	to	34.63%

118

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Baron Growth Portfolio - Service Class
2013	359	$14.84	to	$33.36	$ 7,548	1.29%	0.70%	to	1.50%	36.82%	to	37.91%
2012	258	$10.84	to	$24.25	$ 4,561	-	0.70%	to	1.50%	17.89%	to	18.82%
2011	248	$9.18	to	$20.46	$ 3,850	-	0.70%	to	1.50%	0.69%	to	1.54%
2010	239	$9.99	to	$20.21	$ 3,700	-	0.70%	to	1.75%	24.25%	to	25.62%
2009	267	$8.00	to	$16.13	$ 3,335	-	0.70%	to	1.90%	32.67%	to	34.28%
ING Columbia Contrarian Core Portfolio - Service Class
2013	176	$13.35	to	$20.10	$ 2,612	1.41%	0.70%	to	1.50%	32.73%	to	33.85%
2012	182	$10.05	to	$15.06	$ 2,062	0.29%	0.70%	to	1.50%	10.60%	to	11.44%
2011	201	$9.05	to	$13.54	$ 2,042	1.03%	0.70%	to	1.50%	-6.12%	to	-5.31%
2010	245	$9.64	to	$14.34	$ 2,620	0.39%	0.70%	to	1.50%	10.40%	to	11.28%
2009	260	$8.63	to	$12.92	$ 2,481	0.65%	0.70%	to	1.75%	29.39%	to	30.76%
ING Columbia Small Cap Value II Portfolio - Service Class
2013	40	$15.03	to	$17.37	$ 621	0.96%	0.70%	to	1.40%	38.02%	to	38.93%
2012	38	$10.89	to	$11.38	$ 419	0.23%	0.75%	to	1.40%	12.62%	to	13.35%
2011	45	$9.67	to	$10.04	$ 446	0.52%	0.75%	to	1.40%	-4.07%	to	-3.37%
2010	70	$10.08	to	$10.39	$ 719	0.87%	0.75%	to	1.40%	23.53%	to	24.28%
2009	80	$8.05	to	$8.36	$ 663	1.26%	0.75%	to	1.75%	22.53%	to	23.85%
ING Global Bond Portfolio - Initial Class
2013	1,927	$12.17	to	$14.37	$ 26,454	2.03%	0.35%	to	2.25%	-6.15%	to	-4.31%
2012	2,338	$12.76	to	$15.08	$ 34,048	5.98%	0.35%	to	2.25%	5.47%	to	7.53%
2011	2,756	$11.91	to	$14.09	$ 37,677	7.33%	0.35%	to	2.25%	1.43%	to	3.33%
2010	3,344	$11.57	to	$13.70	$ 44,608	3.12%	0.35%	to	2.25%	13.30%	to	15.50%
2009	3,753	$10.05	to	$11.92	$ 43,730	3.79%	0.35%	to	2.25%	18.91%	to	20.74%
ING Global Bond Portfolio - Service Class
2013	7		$13.44		$ 95	1.72%		1.25%		-5.49%
2012	10		$14.22		$ 137	4.95%		1.25%			6.28%
2011	11		$13.38		$ 146	13.79%		1.25%			2.22%
2010	9		$13.09		$ 115	2.69%		1.25%		14.12%
2009	9		$11.47		$ 108	6.45%		1.25%		19.85%

119

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Comstock Portfolio - Service Class
2013	68	$16.60	to	$22.71	$ 1,289	0.84%	0.70%	to	1.50%	33.00%	to	34.09%
2012	58	$12.38	to	$16.98	$ 862	1.19%	0.70%	to	1.50%	16.82%	to	17.79%
2011	64	$10.51	to	$14.45	$ 813	1.37%	0.70%	to	1.50%	-3.51%	to	-2.78%
2010	72	$10.81	to	$14.90	$ 937	1.33%	0.70%	to	1.50%	13.41%	to	14.39%
2009	90	$9.45	to	$13.06	$ 1,025	1.84%	0.70%	to	1.50%	26.58%	to	27.53%
ING Invesco Equity and Income Portfolio - Initial Class
2013	3,140	$15.56	to	$17.37	$ 52,976	1.40%	0.35%	to	1.75%	22.76%	to	24.59%
2012	3,462	$12.54	to	$14.03	$ 47,507	2.28%	0.35%	to	1.75%	10.85%	to	12.31%
2011	4,118	$11.20	to	$12.56	$ 50,725	2.13%	0.35%	to	1.75%	-2.86%	to	-1.39%
2010	4,907	$11.40	to	$12.82	$ 61,835	1.73%	0.35%	to	1.75%	10.37%	to	11.94%
2009	5,882	$10.22	to	$11.52	$ 66,795	1.79%	0.35%	to	1.90%	20.33%	to	21.86%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2013	134	$18.06	to	$31.44	$ 3,218	0.63%	0.35%	to	1.50%	29.54%	to	31.11%
2012	110	$13.83	to	$24.13	$ 2,176	0.74%	0.35%	to	1.50%	18.26%	to	19.63%
2011	111	$11.60	to	$20.29	$ 1,872	0.88%	0.35%	to	1.50%	0.29%	to	1.47%
2010	106	$11.47	to	$20.12	$ 1,745	0.68%	0.35%	to	1.50%	21.11%	to	22.49%
2009	138	$9.40	to	$16.52	$ 1,764	1.21%	0.35%	to	1.50%	23.86%	to	24.83%
ING Oppenheimer Global Portfolio - Initial Class
2013	4,579	$15.55	to	$19.28	$ 83,809	1.35%	0.35%	to	1.90%	24.68%	to	26.69%
2012	5,210	$12.32	to	$15.31	$ 77,309	1.28%	0.35%	to	1.90%	19.40%	to	21.26%
2011	5,948	$10.20	to	$12.70	$ 73,458	1.50%	0.35%	to	1.90%	-9.84%	to	-8.41%
2010	6,770	$11.18	to	$13.96	$ 92,120	1.58%	0.35%	to	1.90%	13.88%	to	15.66%
2009	7,725	$9.70	to	$12.14	$ 91,664	2.37%	0.35%	to	1.90%	36.95%	to	38.57%
ING PIMCO Total Return Portfolio - Service Class
2013	631	$12.73	to	$16.50	$ 9,329	3.16%	0.70%	to	1.50%	-3.39%	to	-2.60%
2012	810	$13.07	to	$16.94	$ 13,448	2.88%	0.70%	to	1.50%	6.32%	to	7.13%
2011	836	$12.20	to	$15.82	$ 12,993	2.59%	0.70%	to	1.50%	1.73%	to	2.52%
2010	997	$11.90	to	$15.44	$ 15,202	3.38%	0.70%	to	1.50%	5.93%	to	6.82%
2009	1,003	$11.14	to	$14.46	$ 14,338	3.27%	0.70%	to	1.50%	10.98%	to	11.85%

120

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer High Yield Portfolio - Initial Class
2013	1,012	$17.05	to	$19.44	$ 17,988	4.97%	0.70%	to	1.75%	10.36%	to	11.54%
2012	1,074	$15.45	to	$17.44	$ 17,097	6.01%	0.70%	to	1.75%	14.19%	to	15.46%
2011	1,172	$13.53	to	$15.12	$ 16,258	5.71%	0.70%	to	1.75%	-2.45%	to	-1.40%
2010	1,392	$13.82	to	$15.34	$ 19,661	6.04%	0.70%	to	1.90%	16.72%	to	18.09%
2009	1,614	$11.84	to	$12.99	$ 19,385	7.84%	0.75%	to	1.90%	63.99%	to	65.90%
ING Solution 2015 Portfolio - Service Class
2013	214	$12.56	to	$14.05	$ 2,821	3.29%	0.35%	to	1.50%	7.51%	to	8.28%
2012	167	$11.60	to	$12.98	$ 2,108	5.72%	0.70%	to	1.50%	9.77%	to	10.69%
2011	278	$10.48	to	$11.73	$ 3,208	3.04%	0.70%	to	1.50%	-2.19%	to	-1.41%
2010	316	$10.63	to	$11.90	$ 3,709	2.28%	0.70%	to	1.50%	9.61%	to	10.50%
2009	311	$9.62	to	$10.78	$ 3,305	3.95%	0.70%	to	1.50%	20.49%	to	21.46%
ING Solution 2025 Portfolio - Service Class
2013	255	$13.13	to	$14.70	$ 3,450	2.22%	0.35%	to	1.50%	14.56%	to	15.90%
2012	219	$11.36	to	$12.73	$ 2,664	2.61%	0.35%	to	1.50%	11.81%	to	12.99%
2011	201	$10.09	to	$11.31	$ 2,159	1.93%	0.35%	to	1.50%	-4.53%	to	-3.40%
2010	215	$10.48	to	$11.75	$ 2,404	1.54%	0.35%	to	1.50%	12.04%	to	13.37%
2009	204	$9.28	to	$10.41	$ 2,009	3.22%	0.35%	to	1.50%	24.18%	to	24.90%
ING Solution 2035 Portfolio - Service Class
2013	444	$13.51	to	$15.38	$ 6,162	1.91%	0.35%	to	1.50%	18.89%	to	19.98%
2012	368	$11.30	to	$12.87	$ 4,430	2.07%	0.35%	to	1.25%	13.67%	to	14.64%
2011	325	$9.89	to	$11.27	$ 3,402	1.59%	0.35%	to	1.25%	-5.79%	to	-4.92%
2010	296	$10.44	to	$11.90	$ 3,271	1.18%	0.35%	to	1.25%	13.10%	to	14.16%
2009	239	$9.18	to	$10.47	$ 2,339	2.94%	0.35%	to	1.25%	26.77%	to	27.50%
ING Solution 2045 Portfolio - Service Class
2013	195	$13.57	to	$15.76	$ 2,739	1.64%	0.70%	to	1.50%	21.56%	to	22.58%
2012	154	$11.07	to	$12.87	$ 1,784	1.93%	0.70%	to	1.50%	13.76%	to	14.72%
2011	141	$9.65	to	$11.23	$ 1,424	1.18%	0.35%	to	1.50%	-6.56%	to	-5.41%
2010	87	$10.25	to	$11.92	$ 940	1.12%	0.35%	to	1.50%	13.39%	to	14.73%
2009	122	$8.96	to	$10.44	$ 1,200	2.34%	0.35%	to	1.50%	28.18%	to	28.92%

121

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Income Portfolio - Service Class
2013	83	$12.67	to	$13.88	$ 1,127	3.10%	0.70%	to	1.25%	5.64%	to	6.29%
2012	93	$11.92	to	$13.07	$ 1,197	5.11%	0.70%	to	1.25%	8.45%	to	9.01%
2011	91	$10.94	to	$11.99	$ 1,072	3.38%	0.70%	to	1.25%	-0.94%	to	-0.36%
2010	74	$10.98	to	$12.04	$ 879	2.76%	0.70%	to	1.25%	8.33%	to	8.82%
2009	131	$10.09	to	$11.07	$ 1,436	5.89%	0.70%	to	1.25%	16.28%	to	16.38%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2013	2,349	$17.31	to	$21.73	$ 48,397	0.29%	0.35%	to	1.75%	32.79%	to	34.73%
2012	2,619	$12.90	to	$16.23	$ 41,061	0.50%	0.35%	to	1.75%	14.15%	to	15.68%
2011	3,031	$11.18	to	$14.11	$ 41,422	0.34%	0.35%	to	1.75%	-5.45%	to	-4.06%
2010	3,375	$11.70	to	$14.79	$ 48,429	0.28%	0.35%	to	1.90%	26.01%	to	28.03%
2009	3,724	$9.16	to	$11.62	$ 42,125	0.42%	0.35%	to	1.90%	43.73%	to	45.43%
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2013	1,072	$14.76	to	$47.38	$ 37,679	0.02%	0.35%	to	1.50%	37.20%	to	38.78%
2012	1,093	$10.75	to	$34.50	$ 29,888	0.16%	0.35%	to	1.50%	17.13%	to	18.53%
2011	1,207	$9.17	to	$29.43	$ 28,652	-	0.35%	to	1.50%	-2.57%	to	-1.45%
2010	1,303	$10.93	to	$30.17	$ 32,431	0.03%	0.35%	to	1.50%	15.12%	to	16.42%
2009	1,461	$9.42	to	$26.18	$ 31,789	0.16%	0.35%	to	1.50%	40.87%	to	41.88%
ING Templeton Foreign Equity Portfolio - Initial Class
2013	1,607	$10.23	to	$12.52	$ 17,537	1.46%	0.35%	to	1.90%	17.99%	to	19.83%
2012	1,929	$8.67	to	$10.34	$ 17,443	1.57%	0.35%	to	1.90%	16.53%	to	18.44%
2011	1,868	$7.44	to	$8.73	$ 14,333	1.94%	0.35%	to	1.90%	-13.59%	to	-12.26%
2010	2,227	$8.61	to	$9.95	$ 19,635	2.22%	0.35%	to	1.90%	6.69%	to	8.51%
2009	2,572	$8.07	to	$9.17	$ 21,070	-	0.35%	to	1.90%	29.74%	to	31.31%
ING Strategic Allocation Conservative Portfolio - Class I
2013	348	$13.45	to	$25.04	$ 7,505	2.52%	0.35%	to	1.50%	10.41%	to	11.34%
2012	357	$12.08	to	$22.50	$ 6,993	2.74%	0.70%	to	1.50%	10.68%	to	11.54%
2011	430	$10.83	to	$20.19	$ 7,590	4.58%	0.70%	to	1.50%	0.28%	to	1.12%
2010	505	$10.71	to	$19.98	$ 8,905	4.40%	0.70%	to	1.50%	9.40%	to	10.30%
2009	544	$9.71	to	$18.12	$ 8,694	7.99%	0.70%	to	1.50%	16.09%	to	16.99%

122

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Growth Portfolio - Class I
2013	474	$11.85	to	$27.09	$ 9,730	1.65%	0.35%	to	2.25%	19.70%	to	22.04%
2012	421	$9.90	to	$22.30	$ 7,948	1.54%	0.35%	to	2.25%	12.37%	to	14.57%
2011	457	$8.81	to	$19.54	$ 7,550	2.72%	0.35%	to	2.25%	-5.06%	to	-3.28%
2010	506	$9.28	to	$20.28	$ 8,728	3.63%	0.35%	to	2.25%	10.61%	to	12.73%
2009	574	$8.39	to	$18.07	$ 8,694	9.92%	0.35%	to	2.25%	22.48%	to	24.86%
ING Strategic Allocation Moderate Portfolio - Class I
2013	499	$12.24	to	$25.74	$ 10,224	2.12%	0.35%	to	2.25%	13.97%	to	16.22%
2012	530	$10.74	to	$22.25	$ 9,615	2.15%	0.35%	to	2.25%	11.07%	to	13.23%
2011	592	$9.67	to	$19.73	$ 9,597	3.47%	0.35%	to	2.25%	-2.72%	to	-0.94%
2010	645	$9.94	to	$19.99	$ 10,595	4.10%	0.35%	to	2.25%	9.47%	to	11.68%
2009	673	$9.08	to	$17.98	$ 10,045	8.73%	0.35%	to	2.25%	19.16%	to	21.48%
ING Growth and Income Portfolio - Class A
2013	124		$14.84		$ 1,846	0.87%		1.25%		28.48%
2012	138		$11.55		$ 1,591	1.38%		1.25%		13.79%
2011	157		$10.15		$ 1,594	(c)		1.25%			(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING Growth and Income Portfolio - Class I
2013	8,983	$10.35	to	$429.48	$ 248,811	1.36%	0.35%	to	2.25%	27.78%	to	30.26%
2012	8,089	$8.10	to	$331.80	$ 198,559	1.82%	0.35%	to	2.25%	13.29%	to	15.30%
2011	9,359	$7.15	to	$289.30	$ 198,743	1.24%	0.35%	to	2.25%	-2.59%	to	-0.57%
2010	10,173	$7.34	to	$292.82	$ 225,273	1.04%	0.35%	to	2.25%	11.72%	to	13.76%
2009	11,088	$6.57	to	$258.97	$ 215,519	1.43%	0.35%	to	2.25%	27.33%	to	29.89%
ING GET U.S. Core Portfolio - Series 14
2013	470	$9.87	to	$10.56	$ 4,907	2.87%	1.45%	to	2.40%	-2.66%	to	-1.77%
2012	566	$10.14	to	$10.75	$ 6,018	2.86%	1.45%	to	2.40%	-2.59%	to	-1.65%
2011	716	$10.41	to	$10.93	$ 7,759	3.00%	1.45%	to	2.40%	0.77%	to	1.67%
2010	908	$10.33	to	$10.75	$ 9,684	3.89%	1.45%	to	2.40%	4.24%	to	5.39%
2009	1,241	$9.91	to	$10.20	$ 12,578	3.96%	1.45%	to	2.40%	-3.22%	to	-2.30%

123

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Euro STOXX 50® Index Portfolio - Class I
2013	4		$11.80		$ 46	4.65%		0.75%		25.13%
2012	4		$9.43		$ 40	5.41%		0.75%		21.52%
2011	4		$7.76		$ 34	2.94%		0.75%		-17.62%
2010	4		$9.42		$ 34	(b)		0.75%			(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)
ING Index Plus LargeCap Portfolio - Class I
2013	3,587	$11.49	to	$30.70	$ 71,271	1.85%	0.35%	to	2.25%	30.00%	to	32.49%
2012	4,010	$8.79	to	$23.27	$ 62,530	1.68%	0.35%	to	2.25%	11.81%	to	14.01%
2011	4,686	$7.82	to	$20.48	$ 64,463	1.92%	0.35%	to	2.25%	-2.21%	to	-0.38%
2010	5,572	$7.84	to	$20.66	$ 77,272	1.95%	0.35%	to	2.25%	11.35%	to	13.57%
2009	7,031	$7.02	to	$18.26	$ 84,361	3.02%	0.35%	to	2.25%	20.43%	to	22.96%
ING Index Plus MidCap Portfolio - Class I
2013	357	$16.64	to	$37.90	$ 8,351	1.34%	0.35%	to	1.50%	32.57%	to	34.07%
2012	374	$12.45	to	$28.40	$ 9,658	0.92%	0.35%	to	1.50%	15.93%	to	17.30%
2011	403	$10.65	to	$24.32	$ 8,915	0.81%	0.35%	to	1.50%	-2.62%	to	-1.46%
2010	433	$10.85	to	$24.80	$ 9,868	1.09%	0.35%	to	1.50%	20.12%	to	21.48%
2009	494	$8.96	to	$20.51	$ 9,299	1.60%	0.35%	to	1.50%	29.77%	to	31.44%
ING Index Plus SmallCap Portfolio - Class I
2013	216	$17.17	to	$28.33	$ 4,581	0.93%	0.35%	to	1.50%	40.56%	to	42.22%
2012	186	$12.12	to	$20.01	$ 3,348	0.61%	0.35%	to	1.50%	10.71%	to	11.98%
2011	219	$10.86	to	$17.95	$ 3,572	0.76%	0.35%	to	1.50%	-2.20%	to	-1.08%
2010	248	$11.02	to	$18.23	$ 4,105	0.72%	0.35%	to	1.50%	21.06%	to	22.42%
2009	293	$9.03	to	$14.96	$ 3,939	1.73%	0.35%	to	1.50%	22.91%	to	24.49%
ING International Index Portfolio - Class I
2013	580	$9.57	to	$18.41	$ 8,699	2.27%	0.70%	to	1.75%	19.33%	to	20.59%
2012	627	$8.00	to	$15.31	$ 7,856	2.86%	0.70%	to	1.75%	16.65%	to	17.88%
2011	687	$6.84	to	$13.02	$ 7,623	2.73%	0.70%	to	1.75%	-13.75%	to	-12.75%
2010	784	$7.91	to	$14.96	$ 10,272	3.55%	0.70%	to	1.75%	5.96%	to	7.06%
2009	989	$7.44	to	$14.01	$ 11,857	-	0.70%	to	1.90%	25.89%	to	26.77%

124

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Index Portfolio - Class S
2013	8		$16.37		$ 134	-		1.25%		19.66%
2012	1		$13.68		$ 16	4.00%		1.25%		17.02%
2011	3		$11.69		$ 34	2.30%		1.25%		-13.54%
2010	4		$13.52		$ 53	2.11%		1.25%			6.29%
2009	3		$12.72		$ 42	(a)		1.25%			(a)
ING Russell™ Large Cap Growth Index Portfolio - Class I
2013	1,444	$18.03	to	$22.32	$ 28,735	1.46%	0.70%	to	1.75%	29.68%	to	31.06%
2012	1,669	$13.76	to	$16.58	$ 25,455	1.21%	0.70%	to	1.75%	12.48%	to	13.72%
2011	1,853	$12.11	to	$14.60	$ 24,962	1.27%	0.70%	to	1.75%	2.39%	to	3.48%
2010	2,128	$11.71	to	$14.18	$ 27,852	0.66%	0.70%	to	1.90%	10.67%	to	11.92%
2009	2,458	$11.71	to	$12.73	$ 28,908	(a)	0.75%	to	1.90%		(a)
ING Russell™ Large Cap Index Portfolio - Class I
2013	844	$13.33	to	$21.86	$ 17,423	1.62%	0.70%	to	2.25%	29.12%	to	31.14%
2012	907	$10.25	to	$16.71	$ 14,334	2.54%	0.70%	to	2.25%	12.97%	to	14.70%
2011	1,047	$9.00	to	$14.60	$ 14,736	1.78%	0.75%	to	2.25%	0.29%	to	1.76%
2010	1,418	$8.91	to	$14.37	$ 19,011	3.38%	0.70%	to	2.25%	9.70%	to	11.43%
2009	1,651	$8.06	to	$12.93	$ 20,115	-	0.70%	to	2.25%	22.17%	to	22.71%
ING Russell™ Large Cap Value Index Portfolio - Class I
2013	385	$16.69	to	$20.81	$ 7,738	1.70%	0.75%	to	1.75%	29.56%	to	30.90%
2012	473	$12.75	to	$15.94	$ 7,317	1.90%	0.75%	to	1.75%	14.18%	to	15.28%
2011	526	$11.06	to	$13.84	$ 7,094	1.74%	0.75%	to	1.75%	-0.95%	to	0.09%
2010	635	$11.05	to	$13.86	$ 8,621	1.52%	0.75%	to	1.75%	9.45%	to	10.35%
2009	812	$12.47	to	$12.56	$ 10,184	(a)	0.95%	to	1.90%		(a)
ING Russell™ Large Cap Value Index Portfolio - Class S
2013	75	$20.14	to	$20.29	$ 1,517	1.43%	1.25%	to	1.40%	29.60%	to	29.81%
2012	82	$15.54	to	$15.63	$ 1,276	1.72%	1.25%	to	1.40%	14.35%	to	14.51%
2011	94	$13.59	to	$13.65	$ 1,283	1.55%	1.25%	to	1.40%	-0.88%	to	-0.66%
2010	113	$13.71	to	$13.74	$ 1,547	1.41%	1.25%	to	1.40%	9.59%	to	9.74%
2009	125	$12.51	to	$12.52	$ 1,568	(a)	1.25%	to	1.40%		(a)

125

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2013	45	$23.11	to	$24.63	$ 1,080	0.75%	0.70%	to	1.50%	32.89%	to	33.86%
2012	45	$17.39	to	$17.88	$ 795	0.29%	0.75%	to	1.50%	13.73%	to	14.69%
2011	37	$15.29	to	$15.59	$ 576	0.64%	0.75%	to	1.50%	-3.65%	to	-2.93%
2010	23	$15.87	to	$16.06	$ 367	-	0.75%	to	1.50%	23.98%	to	24.88%
2009	8	$12.80	to	$12.86	$ 101	(a)	0.75%	to	1.50%		(a)
ING Russell™ Mid Cap Index Portfolio - Class I
2013	47	$15.03	to	$19.28	$ 789	0.96%	0.70%	to	1.25%	32.54%	to	33.28%
2012	55	$11.34	to	$14.48	$ 667	1.03%	0.75%	to	1.25%	15.60%	to	16.21%
2011	48	$9.81	to	$12.46	$ 500	1.58%	0.75%	to	1.25%	-3.06%	to	-2.63%
2010	23	$10.12	to	$12.80	$ 260	0.48%	0.75%	to	1.25%	23.72%	to	24.36%
2009	19	$8.18	to	$8.25	$ 159	-	0.75%	to	1.25%	39.12%
ING Russell™ Small Cap Index Portfolio - Class I
2013	63	$16.16	to	$19.26	$ 1,082	1.36%	0.75%	to	1.25%	37.07%	to	37.71%
2012	67	$11.79	to	$13.99	$ 831	0.71%	0.75%	to	1.25%	14.58%	to	15.17%
2011	53	$10.29	to	$12.15	$ 571	1.06%	0.75%	to	1.25%	-5.16%	to	-4.63%
2010	33	$10.77	to	$12.74	$ 373	-	0.75%	to	1.50%	24.86%	to	25.46%
2009	14	$8.69	to	$8.76	$ 123	-	0.75%	to	1.25%	25.68%
ING Small Company Portfolio - Class I
2013	854	$17.14	to	$49.45	$ 30,613	0.51%	0.35%	to	1.90%	35.18%	to	37.30%
2012	927	$12.53	to	$36.16	$ 25,858	0.41%	0.35%	to	1.90%	12.32%	to	14.13%
2011	1,068	$11.02	to	$31.82	$ 26,266	0.41%	0.35%	to	1.90%	-4.35%	to	-2.87%
2010	1,304	$11.38	to	$32.87	$ 33,287	0.53%	0.35%	to	1.90%	21.98%	to	24.03%
2009	1,495	$9.21	to	$26.63	$ 30,900	0.62%	0.35%	to	1.90%	25.16%	to	27.30%
ING U.S. Bond Index Portfolio - Class I
2013	106	$11.18	to	$12.65	$ 1,240	1.95%	0.70%	to	1.50%	-4.01%	to	-3.24%
2012	101	$11.56	to	$12.66	$ 1,220	1.66%	0.70%	to	1.50%	2.31%	to	3.12%
2011	211	$11.21	to	$12.28	$ 2,504	2.21%	0.70%	to	1.50%	5.59%	to	6.50%
2010	118	$10.54	to	$11.53	$ 1,305	2.83%	0.70%	to	1.50%	4.79%	to	5.39%
2009	63	$10.65	to	$10.94	$ 675	3.37%	0.70%	to	1.25%	4.51%	to	5.09%

126

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Value Portfolio - Class I
2013	110	$10.30	to	$17.89	$ 1,520	2.54%	0.70%	to	1.50%	19.48%	to	20.47%
2012	105	$8.55	to	$14.90	$ 1,399	2.56%	0.70%	to	1.50%	17.41%	to	18.32%
2011	118	$7.23	to	$12.61	$ 1,333	2.68%	0.70%	to	1.50%	-16.21%	to	-15.54%
2010	139	$8.56	to	$14.97	$ 1,872	1.81%	0.70%	to	1.50%	0.94%	to	1.78%
2009	248	$8.41	to	$14.75	$ 3,320	1.39%	0.70%	to	1.50%	25.32%	to	26.28%
ING MidCap Opportunities Portfolio - Class I
2013	401	$11.74	to	$32.78	$ 6,779	0.05%	0.35%	to	1.75%	29.99%	to	31.05%
2012	102	$14.14	to	$19.25	$ 1,899	0.53%	0.70%	to	1.50%	12.78%	to	13.39%
2011	111	$12.47	to	$22.17	$ 1,849	-	0.70%	to	1.25%	-1.77%	to	-1.19%
2010	116	$12.62	to	$22.49	$ 1,993	0.72%	0.70%	to	1.25%	28.71%	to	29.44%
2009	40	$9.75	to	$13.30	$ 523	0.20%	0.70%	to	1.25%	39.80%	to	40.49%
ING MidCap Opportunities Portfolio - Class S
2013	195	$12.96	to	$21.47	$ 3,805	-	0.95%	to	1.40%	29.85%	to	30.44%
2012	219	$9.98	to	$16.46	$ 3,372	0.41%	0.95%	to	1.40%	12.26%	to	12.82%
2011	247	$8.89	to	$14.59	$ 3,438	-	0.95%	to	1.45%	-2.26%	to	-1.75%
2010	238	$14.14	to	$14.85	$ 3,477	0.46%	0.95%	to	1.45%	28.08%	to	28.79%
2009	264	$10.61	to	$11.53	$ 2,989	0.11%	0.95%	to	1.90%	38.33%	to	39.59%
ING SmallCap Opportunities Portfolio - Class I
2013	67	$16.45	to	$29.11	$ 1,196	-	0.70%	to	1.25%	37.31%	to	38.02%
2012	71	$11.98	to	$21.13	$ 898	-	0.70%	to	1.25%	13.77%	to	14.42%
2011	69	$10.53	to	$18.52	$ 767	-	0.70%	to	1.25%	-0.38%	to	0.17%
2010	77	$10.57	to	$18.54	$ 852	-	0.70%	to	1.25%	30.66%	to	31.40%
2009	38	$8.09	to	$14.14	$ 320	-	0.70%	to	1.25%	29.44%	to	30.13%
ING SmallCap Opportunities Portfolio - Class S
2013	197	$14.25	to	$15.76	$ 2,973	-	0.95%	to	1.45%	36.73%	to	37.40%
2012	208	$10.42	to	$11.47	$ 2,297	-	0.95%	to	1.45%	13.19%	to	13.79%
2011	211	$9.19	to	$10.08	$ 2,075	-	0.95%	to	1.45%	-0.83%	to	-0.40%
2010	249	$9.63	to	$10.12	$ 2,465	-	0.95%	to	1.45%	30.11%	to	30.75%
2009	264	$7.21	to	$7.74	$ 2,004	-	0.95%	to	1.75%	28.52%	to	29.43%

127

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Balanced Portfolio - Institutional Shares
2013	-		$16.66		$ 8	(e)		1.00%			(e)
2012	-		$43.50		$ 7	-		0.75%		12.78%
2011	-		$38.57		$ 14	-		0.75%			0.86%
2010	-		$38.24		$ 14	-		0.75%			7.60%
2009	-		$35.54		$ 13	6.90%		0.75%		24.92%
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2013	-		$17.09		-	(e)		1.00%			(e)
2012	-		$37.70		-	-		0.75%		16.43%
2011	-		$32.38		-	-		0.75%		-2.18%
2010	-	$29.69	to	$33.10	$ 2	-	0.75%	to	1.50%	23.97%	to	24.91%
2009	-	$23.95	to	$26.50	$ 2	-	0.75%	to	1.50%	42.64%	to	43.79%
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC
2013	111	$15.85	to	$23.19	$ 2,031	0.41%	0.35%	to	1.50%	28.34%	to	29.91%
2012	126	$12.25	to	$17.97	$ 1,878	0.61%	0.35%	to	1.50%	12.88%	to	14.09%
2011	159	$10.77	to	$15.83	$ 2,073	0.22%	0.35%	to	1.50%	-5.45%	to	-4.37%
2010	185	$11.30	to	$16.65	$ 2,550	0.39%	0.35%	to	1.50%	23.52%	to	25.05%
2009	189	$9.07	to	$13.40	$ 2,101	0.44%	0.35%	to	1.50%	24.74%	to	26.24%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2013	29	$13.97	to	$17.88	$ 426	-	0.80%	to	1.25%	34.20%	to	34.84%
2012	13	$10.41	to	$13.26	$ 145	-	0.80%	to	1.25%	15.03%	to	15.51%
2011	14	$9.05	to	$11.48	$ 136	-	0.80%	to	1.25%	-0.11%	to	0.35%
2010	5	$9.06	to	$11.44	$ 55	-	0.80%	to	1.25%	25.83%	to	26.41%
2009	26	$7.20	to	$9.05	$ 195	-	0.80%	to	1.25%	30.91%	to	31.54%
Oppenheimer Global Fund/VA
2013	1		$15.97		$ 23	(e)		1.00%			(e)
2012	1		$27.14		$ 19	-		0.75%		20.35%
2011	2		$22.55		$ 47	1.82%		0.75%		-8.96%
2010	3		$24.77		$ 63	1.60%		0.75%		15.10%
2009	3		$21.52		$ 62	1.83%		0.75%		38.75%

128

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund®/VA
2013	22	$14.54	to	$17.50	$ 337	0.96%	0.80%	to	1.25%	30.17%	to	30.69%
2012	24	$11.17	to	$13.39	$ 288	1.08%	0.80%	to	1.25%	15.39%	to	15.93%
2011	26	$9.68	to	$11.55	$ 267	0.72%	0.80%	to	1.25%	-1.33%	to	-0.77%
2010	27	$9.81	to	$11.64	$ 286	1.05%	0.80%	to	1.25%	14.74%	to	15.13%
2009	31	$8.55	to	$10.11	$ 288	1.84%	0.80%	to	1.25%	26.67%	to	27.33%
Oppenheimer Main Street Small Cap Fund®/VA
2013	50	$18.24	to	$21.55	$ 1,033	1.00%	0.70%	to	1.50%	38.93%	to	39.98%
2012	50	$13.03	to	$15.40	$ 765	0.59%	0.70%	to	1.50%	16.23%	to	17.18%
2011	46	$11.12	to	$13.15	$ 599	0.68%	0.70%	to	1.50%	-3.62%	to	-2.88%
2010	65	$11.45	to	$13.55	$ 871	0.55%	0.70%	to	1.50%	21.54%	to	22.59%
2009	53	$9.34	to	$11.06	$ 586	0.83%	0.70%	to	1.50%	35.19%	to	36.21%
PIMCO Real Return Portfolio - Administrative Class
2013	255	$12.22	to	$15.09	$ 3,588	1.07%	0.70%	to	1.50%	-10.58%	to	-9.82%
2012	562	$13.55	to	$16.74	$ 9,299	1.07%	0.70%	to	1.50%	7.10%	to	7.97%
2011	513	$12.55	to	$15.51	$ 7,882	4.86%	0.70%	to	1.50%	10.07%	to	10.87%
2010	508	$11.32	to	$14.00	$ 7,054	1.41%	0.70%	to	1.50%	6.48%	to	7.40%
2009	671	$10.54	to	$13.04	$ 8,712	3.08%	0.70%	to	1.50%	16.60%	to	17.50%
Pioneer Emerging Markets VCT Portfolio - Class I
2013	120	$8.32	to	$8.68	$ 1,028	0.78%	0.70%	to	1.25%	-3.23%	to	-2.58%
2012	172	$8.54	to	$8.93	$ 1,525	0.63%	0.70%	to	1.25%	10.57%	to	11.21%
2011	129	$7.68	to	$8.03	$ 1,027	0.30%	0.70%	to	1.50%	-24.51%	to	-23.96%
2010	414	$10.10	to	$10.56	$ 4,363	0.33%	0.70%	to	1.50%	14.22%	to	15.03%
2009	308	$8.78	to	$9.18	$ 2,820	1.25%	0.70%	to	1.50%	72.08%	to	73.52%
Pioneer High Yield VCT Portfolio - Class I
2013	37	$15.70	to	$18.28	$ 634	5.55%	0.70%	to	1.50%	10.38%	to	11.27%
2012	35	$14.11	to	$16.44	$ 556	9.87%	0.70%	to	1.50%	14.40%	to	15.21%
2011	30	$12.25	to	$14.27	$ 417	6.31%	0.70%	to	1.50%	-3.16%	to	-2.31%
2010	35	$12.54	to	$14.63	$ 502	5.51%	0.70%	to	1.50%	16.30%	to	17.23%
2009	45	$10.70	to	$12.48	$ 551	6.29%	0.70%	to	1.50%	57.99%	to	59.46%

129

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger International
2013	196	$12.36	to	$14.91	$ 2,587	2.73%	0.70%	to	1.50%	20.59%	to	21.45%
2012	163	$10.25	to	$11.89	$ 1,742	1.22%	0.70%	to	1.50%	19.74%	to	20.71%
2011	193	$8.56	to	$9.85	$ 1,705	4.82%	0.70%	to	1.50%	-15.91%	to	-15.16%
2010	191	$10.18	to	$11.61	$ 1,990	2.29%	0.70%	to	1.50%	23.29%	to	24.04%
2009	168	$8.33	to	$9.36	$ 1,413	3.19%	0.70%	to	1.25%	47.96%	to	48.81%
Wanger Select
2013	141	$15.27	to	$21.76	$ 2,884	0.29%	0.70%	to	1.50%	32.55%	to	33.60%
2012	163	$11.43	to	$16.29	$ 2,636	0.44%	0.70%	to	1.50%	16.74%	to	17.59%
2011	170	$9.72	to	$13.86	$ 2,332	2.16%	0.70%	to	1.50%	-18.91%	to	-18.25%
2010	208	$11.89	to	$16.96	$ 3,507	0.54%	0.70%	to	1.50%	24.65%	to	25.69%
2009	212	$9.46	to	$13.50	$ 2,845	-	0.70%	to	1.50%	63.80%	to	65.10%
Wanger USA
2013	60	$17.56	to	$22.50	$ 1,247	0.09%	0.70%	to	1.50%	31.80%	to	32.83%
2012	53	$13.22	to	$16.95	$ 880	0.38%	0.70%	to	1.50%	18.15%	to	19.11%
2011	50	$11.10	to	$14.23	$ 705	-	0.70%	to	1.50%	-4.88%	to	-4.15%
2010	55	$11.58	to	$14.86	$ 807	-	0.70%	to	1.50%	21.50%	to	22.54%
2009	36	$9.45	to	$12.13	$ 432	-	0.70%	to	1.50%	40.12%	to	41.26%

(a)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(e)	As investment Division is wholly comprised of new Contracts at December 31, 2013, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

130

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Page
Report of Independent Registered Public Accounting Firm	C-2
Consolidated Financial Statements as of December 31, 2013 and 2012 and for the Years Ended December 31,
2013, 2012 and 2011:
Consolidated Balance Sheets as of December 31, 2013 and 2012	C-3
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011	C-5
Consolidated Statements of Comprehensive Income for the years ended December 31, 2013, 2012 and 2011	C-6
Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2013, 2012
and 2011	C-7
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011	C-8
Notes to Consolidated Financial Statements	C-10

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 27, 2014

C-2

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2013 and 2012
(In millions, except per share data)

	December 31,
	2013	2012
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $19,096.7 at 2013
and $18,458.7 at 2012)	$ 19,944.4	$ 20,690.8
Fixed maturities, at fair value using the fair value option	621.3	544.7
Equity securities, available-for-sale, at fair value (cost of $119.4 at 2013 and $129.3 at
2012)	134.9	142.8
Short-term investments	15.0	679.8
Mortgage loans on real estate, net of valuation allowance of $1.2 at 2013 and $1.3 at
2012	3,396.1	2,872.7
Policy loans	242.0	240.9
Limited partnerships/corporations	180.9	179.6
Derivatives	464.4	512.7
Securities pledged (amortized cost of $137.9 at 2013 and $207.2 at 2012)	140.1	219.7
Total investments	25,139.1	26,083.7
Cash and cash equivalents	378.9	363.4
Short-term investments under securities loan agreement, including collateral delivered	135.8	186.1
Accrued investment income	285.0	273.0
Receivable for securities sold	5.5	3.9
Reinsurance recoverable	2,016.6	2,153.7
Deferred policy acquisition costs, Value of business acquired and Sales inducements to
contract owners	1,189.7	695.0
Notes receivable from affiliate	175.0	175.0
Due from affiliates	62.9	99.8
Property and equipment	78.4	81.8
Other assets	108.5	101.1
Assets held in separate accounts	60,104.9	53,655.3
Total assets	$ 89,680.3	$ 83,871.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2013 and 2012)
(In millions, except per share data)

	December 31,
	2013	2012
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$ 24,589.6	$ 24,191.2
Payable for securities purchased	13.7	—
Payables under securities loan agreement, including collateral held	264.4	353.2
Long-term debt	4.9	4.9
Due to affiliates	121.6	95.1
Derivatives	216.6	346.8
Current income tax payable to Parent	74.1	32.1
Deferred income taxes	190.1	507.1
Other liabilities	347.0	424.7
Liabilities related to separate accounts	60,104.9	53,655.3
Total liabilities	85,926.9	79,610.4

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding;
$50 par value per share)	2.8	2.8
Additional paid-in capital	3,953.3	4,217.2
Accumulated other comprehensive income (loss)	495.4	1,023.0
Retained earnings (deficit)	(698.1)	(981.6)
Total shareholder's equity	3,753.4	4,261.4
Total liabilities and shareholder's equity	$ 89,680.3	$ 83,871.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Revenues:
Net investment income	$ 1,367.0	$ 1,348.8	$ 1,420.9
Fee income	744.3	648.8	614.0
Premiums	37.3	36.0	33.9
Broker-dealer commission revenue	242.1	225.5	218.3
Net realized capital gains (losses):
Total other-than-temporary impairments	(9.4)	(14.1)	(116.8)
Less: Portion of other-than-temporary impairments recognized in
Other comprehensive income (loss)	(3.5)	(3.2)	(9.5)
Net other-than-temporary impairments recognized in earnings	(5.9)	(10.9)	(107.3)
Other net realized capital gains (losses)	(136.3)	70.2	(108.5)
Total net realized capital gains (losses)	(142.2)	59.3	(215.8)
Other revenue	(1.8)	—	14.5
Total revenues	2,246.7	2,318.4	2,085.8
Benefits and expenses:
Interest credited and other benefits to contract owners/
policyholders	747.1	746.7	763.4
Operating expenses	707.7	696.5	692.0
Broker-dealer commission expense	242.1	225.5	218.3
Net amortization of deferred policy acquisition costs and value of
business acquired	58.3	131.1	94.2
Interest expense	1.0	2.0	2.6
Total benefits and expenses	1,756.2	1,801.8	1,770.5
Income (loss) before income taxes	490.5	516.6	315.3
Income tax expense (benefit)	207.0	191.2	(5.0)
Net income (loss)	$ 283.5	$ 325.4	$ 320.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Net income (loss)	$ 283.5	$ 325.4	$ 320.3
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(907.4)	408.7	483.8
Other-than-temporary impairments	2.7	10.6	21.3
Pension and other postretirement benefits liability	(2.2)	(2.2)	7.6
Other comprehensive income (loss), before tax	(906.9)	417.1	512.7
Income tax expense (benefit) related to items of other comprehensive
income (loss)	(379.3)	141.6	155.7
Other comprehensive income (loss), after tax	(527.6)	275.5	357.0
Comprehensive income (loss)	$ (244.1)	$ 600.9	$ 677.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)
			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive Earnings Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2011	$ 2.8	$ 4,326.0	$ 390.5	$ (1,627.3)	$ 3,092.0
Comprehensive income (loss):
Net income (loss)	—	—	—	320.3	320.3
Other comprehensive income (loss), after tax	—	—	357.0	—	357.0
Total comprehensive income (loss)					677.3
Dividends paid and return of capital distribution	—	—	—	—	—
Contribution of capital	—	201.0	—	—	201.0
Employee related benefits	—	6.0	—	—	6.0
Balance at December 31, 2011	2.8	4,533.0	747.5	(1,307.0)	3,976.3
Comprehensive income (loss):
Net income (loss)	—	—	—	325.4	325.4
Other comprehensive income (loss), after tax	—	—	275.5	—	275.5
Total comprehensive income (loss)					600.9
Dividends paid and return of capital distribution	—	(340.0)	—	—	(340.0)
Contribution of capital	—	—	—	—	—
Employee related benefits	—	24.2	—	—	24.2
Balance at December 31, 2012	2.8	4,217.2	1,023.0	(981.6)	4,261.4
Comprehensive income (loss):
Net income (loss)	—	—	—	283.5	283.5
Other comprehensive income (loss), after tax	—	—	(527.6)	—	(527.6)
Total comprehensive income (loss)					(244.1)
Dividends paid and return of capital distribution	—	(264.0)	—	—	(264.0)
Contribution of capital	—	—	—	—	—
Employee related benefits	—	0.1	—	—	0.1
Balance at December 31, 2013	$ 2.8	$ 3,953.3	$ 495.4	$ (698.1)	$ 3,753.4

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Cash Flows from Operating Activities:
Net income (loss)	$ 283.5 $	325.4 $	320.3
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of
business acquired and sales inducements	(79.5)	(88.1)	(88.9)
Net amortization of deferred policy acquisition costs, value of
business acquired and sales inducements	60.1	133.1	97.7
Net accretion/amortization of discount/premium	24.4	20.7	37.0
Future policy benefits, claims reserves and interest credited	559.9	569.9	639.0
Deferred income tax expense (benefit)	62.3	9.5	(65.3)
Net realized capital (gains) losses	142.2	(59.3)	215.8
Depreciation	3.6	3.5	3.5
Change in:
Accrued investment income	(12.0)	(12.8)	(19.7)
Reinsurance recoverable	137.1	122.6	79.6
Other receivables and asset accruals	(7.3)	(44.8)	(3.5)
Due to/from affiliates	63.4	(77.8)	54.3
Other payables and accruals	(35.7)	125.0	(91.9)
Other, net	(18.5)	60.9	(64.8)
Net cash provided by operating activities	1,183.5	1,087.8	1,113.1

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,618.7	3,868.7	6,468.5
Equity securities, available-for-sale	0.7	2.4	63.1
Mortgage loans on real estate	270.9	492.2	332.8
Limited partnerships/corporations	35.1	339.4	93.0
Acquisition of:
Fixed maturities	(4,368.6)	(5,484.7)	(7,662.0)
Equity securities, available-for-sale	(9.2)	(0.7)	(5.7)
Mortgage loans on real estate	(794.2)	(991.3)	(863.1)
Limited partnerships/corporations	(20.0)	(46.1)	(68.5)
Derivatives, net	(276.6)	(36.4)	(78.6)
Policy loans, net	(1.1)	5.0	7.1
Short-term investments, net	664.9	(463.0)	5.3
Loan-Dutch State obligation, net	—	416.8	122.4
Collateral (delivered) received, net	(38.5)	57.1	105.3
Purchases of fixed assets, net	(0.2)	(0.6)	(0.8)
Net cash used in investing activities	(918.1)	(1,841.2)	(1,481.2)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 2,723.4	$ 2,884.3	$ 3,115.4
Maturities and withdrawals from investment contracts	(2,709.3)	(2,292.6)	(2,403.6)
Short-term loans to affiliates, net	—	648.0	(343.9)
Short-term repayments of repurchase agreements, net	—	—	(214.7)
Dividends paid and return of capital distribution	(264.0)	(340.0)	—
Capital contribution from parent	—	—	201.0
Net cash (used in) provided by financing activities	(249.9)	899.7	354.2
Net increase (decrease) in cash and cash equivalents	15.5	146.3	(13.9)
Cash and cash equivalents, beginning of year	363.4	217.1	231.0
Cash and cash equivalents, end of year	$ 378.9	$ 363.4	$ 217.1
Supplemental cash flow information:
Income taxes paid, net	$ 102.6	$ 170.1	$ 108.4
Interest paid	—	—	0.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1. Business, Basis of Presentation and Significant Accounting Policies

Business

ING Life Insurance and Annuity Company ("ILIAC") is a stock life insurance company domiciled in the State of Connecticut.
ILIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United
States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

In 2009, ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with
American Depository Shares listed on the New York Stock Exchange, announced the anticipated separation of its global banking and insurance businesses, including the divestiture of ING U.S., Inc., which together with its subsidiaries, including the Company, constituted ING's U.S.-based retirement, investment management and insurance operations. On May 2, 2013, the common stock of ING U.S., Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013,
ING U.S., Inc. completed its initial public offering of common stock, including the issuance and sale by ING U.S., Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect, wholly owned subsidiary of ING Group and previously the sole stockholder of ING U.S., Inc., of 44,201,773 shares of outstanding common stock of ING U.S., Inc. (collectively, "the IPO"). On September 30, 2013, ING International transferred all of its shares of ING
U.S., Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of ING U.S., Inc. in a registered public offering, reducing ING Group's ownership of ING U.S., Inc. to 57%.

On March 25, 2014, ING Group completed a sale of 30,475,000 shares of common stock of ING U.S., Inc. in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING Group and ING U.S., Inc.,
ING U.S., Inc. acquired 7,255,853 shares of its common stock from ING Group (the "Direct Share Buyback") (the offering and the Direct Share Buyback collectively, the "Transactions"). Upon completion of the Transactions, ING Group's ownership of ING
U.S., Inc. was reduced to approximately 43%.

ILIAC is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "the Parent"), which is a direct, wholly owned subsidiary of ING U.S., Inc.

On April 11, 2013, ING U.S., Inc. announced plans to rebrand as Voya Financial, and in January 2014, ING U.S., Inc. announced additional details regarding the operational and legal work associated with the rebranding. Based on current expectations, ING
U.S., Inc. will change its legal name to Voya Financial, Inc. in April 2014; and in May 2014 its Investment Management and
Employee Benefits businesses will begin using the Voya Financial brand. In September 2014, ING U.S.’s remaining businesses will begin using the Voya Financial brand and all remaining ING U.S. legal entities that currently have names incorporating the
“ING” brand, including the Company, will change their names to reflect the Voya brand. ING U.S., Inc. anticipates that the process of changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

The Company offers qualified and nonqualified annuity contracts and funding agreements that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401,
403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets") and corporate markets. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, dedicated career agents and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts and funding agreements.
Company products also include programs offered to qualified retirement plans and nonqualified deferred compensation plans that packageadministrativeandrecord-keepingservicesalongwithavarietyofinvestmentoptions,includingaffiliatedandnonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with

C-10

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The
Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of ILIAC and its wholly owned subsidiaries, ING Financial Advisers,
LLC ("IFA") and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated.

Certainimmaterialreclassificationshavebeenmadetoprioryearfinancialinformationtoconformtothecurrentyearclassifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the
Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA"), valuation of investments and derivatives, impairments, income taxes and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-
for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss)
("AOCI") and presented net of related changes in DAC, VOBA and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and

C-11

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in
Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired
(i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The
Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

C-12

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The
Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Other-than-temporary Impairments

The Company periodicallyevaluates its available-for-sale investments to determinewhether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.
In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the
Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment").
The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

■ When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based

C-13

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
■ Additional considerations are made when assessing the unique features that apply to certain structured securities such as subprime, Alt-A, non-agency, RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.
■ When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.
■ The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation toreturncashcollateralarisingfromderivativeinstrumentsexecutedwiththesamecounterpartyunderamasternettingarrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated
Statements of Operations.

C-14

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the
Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

■ Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).

■ Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains
(losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the
Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued
cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized immediately in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-
term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded
derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the
Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into a reinsurance agreement, accounted for under the deposit method, that contains an embedded derivative, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivative is included in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivative are recorded in Interest credited and other benefit to contract owners/policyholders in the Consolidated
Statements of Operations.

C-15

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and included in Other assets on the Consolidated Balance
Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated as follows:

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets.
At each valuation date, estimated gross profits, are updated with actual gross profits and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and
VOBA estimated benefits and expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA balances on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If
DAC or VOBA are not deemed recoverable from future gross profits, changes will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized

C-16

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates and results of operations.
Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products.
One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. Reserves also include estimates of unpaid claims, as well as claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on
Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the
Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality, and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 3.0% to 8.3%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts and certain annuity product guarantees, as follows:

• Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to
8.0% for the years 2013, 2012 and 2011. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
• For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

C-17

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding agreements. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB: Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing
DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: FIAs contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances, with changes in estimated fair value, along with attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the
Statements of Operations.

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value along with attributed fees collected are reported in Other net realized capital gains (losses) in the Consolidated
Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.
The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The FIA and Stabilizer embedded derivative liabilities and the stand-alone derivative for MCG include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of FIAand Stabilizer embedded derivative liabilities and the stand-alone derivative for MCG includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

C-18

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

■ Such separate accounts are legally recognized;
■ Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
■ Investments are directed by the contract owner or participant; and
■ All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated
Statements of Operations. The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Long-term debt carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Consolidated Balance
Sheets and are recognized as a component of Interest expense in the Consolidated Statements of Operations over the life of the debt, using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included as an Other liability on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated
Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value oftheshort-terminvestments. TheCompanybelievesthecounterpartiestothedollarrollsandrepurchaseagreementsarefinancially
responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of
Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance

C-19

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

inforce. BenefitsarerecordedinInterestcreditedandotherbenefitstocontractownersintheConsolidatedStatementsofOperations
when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income.
Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated
Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from ING U.S.,
Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control.
Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the
Company considers many factors, including:

■ The nature and character of the deferred tax assets and liabilities;
■ Taxable income in prior carryback years;
■ Projected future taxable income, exclusive of reversing temporary differences and carryforwards;
■ Projected future reversals of existing temporary differences;
■ The length of time carryforwards can be utilized;
■ Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused;
■ The nature, frequency and severity of cumulative U.S. GAAP losses in recent years; and
■ Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company
measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Certainchangesorfutureevents,suchaschangesintaxlegislation,completionoftaxaudits,planningopportunitiesandexpectations about future outcome could have an impact on the Company's estimates of valuation allowances, deferred taxes, tax provisions and effective tax rates.

C-20

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the
Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Interest is recorded as Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the
Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively.
Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance
Sheets if a right of offset exists within the reinsurance agreement.

Premiums, Fee income and Policyholder benefits are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes a reinsurance agreement, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreement contains and embedded derivative whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreement.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation
("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

C-21

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

Financial Instruments

Derivatives and Hedging
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-10,
"Derivatives and Hedging (Accounting Standards Codification ("ASC")Topic 815): Inclusion of the Fed Funds Effective Swap
Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes" ("ASU 2013-10"), which permits an entity to use the Fed Funds Effective Swap Rate ("OIS") to be used as a U.S. benchmark interest rate for hedge accounting purposes. In addition, the guidance removes the restriction on using different benchmark rates for similar hedges.

The provisions of ASU 2013-10 were adopted by the Company on July 17, 2013 for qualifying new or redesigned hedges entered into on or after that date. The adoption had no effect on the Company's financial condition, results of operations or cash flows.

Deferred Policy Acquisition Costs

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB issuedASU 2010-26, "Financial Services - Insurance (ASCTopic 944):Accounting for CostsAssociated
with Acquiring or Renewing Insurance Contracts" ("ASU 2010-26"), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 were adopted retrospectively by the Company on January 1, 2012. As a result of implementing
ASU 2010-26, the Company recognized a cumulative effect of change in accounting principle of $375.9, net of income taxes of
$202.4, as a reduction to January 1, 2010 Retained earnings (deficit). In addition, the Company recognized a $13.9 increase to
AOCI.

Presentation and Disclosure

Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and
Liabilities" (ASU 2011-11), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

In January 2013, the FASB issued ASU 2013-01, "Balance Sheet (ASC Topic 210): Clarifying the Scope of Disclosures about
OffsettingAssets and Liabilities" ("ASU 2013-01"), which clarifies that the scope ofASU 2011-11 applies to derivatives accounted for in accordance with ASU Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

The provisions of ASU 2013-01 and ASU 2011-11 were adopted retrospectively by the Company on January 1, 2013. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2011-11 and ASU 2013-01 are included in "Note 3. Derivative Financial
Instruments."

Disclosures about Amounts Reclassified out of Accumulated Other Comprehensive Income
In January 2013, the FASB issued ASU 2013-02, "Comprehensive Income (ASC Topic 220): Reporting of Amounts Reclassified
Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires an entity to provide information about the

C-22

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S.
GAAP to be reclassified to net income, in its entirety in the same reporting period. For other amounts that are not required under
U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

The provisions of ASU 2013-02 were adopted by the Company on January 1, 2013. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2013-02, including comparative period disclosures, are included in "Note 9. Accumulated Other Comprehensive
Income (Loss)."

Future Adoption of Accounting Pronouncements

Income Taxes
In July 2013, the FASB issued ASU 2013-11, "Income Taxes (ASC Topic 740): Presentation of an Unrecognized Tax Benefit
When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which clarifies that:

  An unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except,
  An unrecognized tax benefit should be presented as a liability and not be combined with a deferred tax asset (i) to the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or (ii) the tax law does not require the entity to use, or the entity does not intend to use, the deferred tax asset for such a purpose.
  The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The provisions of ASU 2013-11 are effective for years, and interim periods within those years, beginning after December 15,
2013, and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. The Company does not expect ASU 2013-11 to have an impact on its financial condition, results of operations or cash flows, as the guidance is consistent with that currently applied.

Joint and Several Liability Arrangements
In February 2013, the FASB issued ASU 2013-04, "Liabilities (ASC Topic 405): Obligations Resulting from Joint and Several
Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"), which requires an entity to measure obligations resulting from joint and several liable arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (1) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (2) any additional amount it expects to pay on behalf of its co-
obligors. ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations.

The provisions of ASU 2013-04 are effective for years, and interim periods within those years, beginning after December 15,
2013.Theamendmentsshouldbeappliedretrospectivelyforthoseobligationsresultingfromjointandseveralliabilityarrangements
that exist at the beginning of an entity's year of adoption. The Company does not expect ASU 2013-04 to have an impact on its financial condition, results of operations or cash flows, as the Company does not have any fixed obligations under joint and several liable arrangements as of December 31, 2013.

Fees Paid to the Federal Government by Health Insurers
In July 2011, the FASB issued ASU 2011-06, "Other Expenses (Topic 720): Fees Paid to the Federal Government by Health
Insurers" ("ASU 2011-06"), which specifies how health insurers should recognize and classify the annual fee imposed by the
Patient Protection and Affordable Care Act as amended by the Health Care Education Reconciliation Act (the "Acts"). The liability

C-23

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

for the fee should be estimated and recorded in full at the time the entity provides qualifying health insurance in the year in which the fee is payable, with a corresponding deferred cost that is amortized to expense.

The provisions of ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. The Company does not expect ASU 2011-06 to have an impact on its financial condition, results of operations or cash flows, as the amount of net premium written for qualifying health insurance by the Company is expected to be below the $25.0 threshold as defined by the Acts and, thus, not subject to the fee.

C-24

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2. Investments Fixed Maturities and Equity Securities Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2013:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)
Fixed maturities:
U.S. Treasuries	$ 636.5	$ 36.5	$ 2.9	$ —	$ 670.1	$ —
U.S. Government agencies and
authorities	237.1	5.0	—	—	242.1	—
State, municipalities and political
subdivisions	77.2	5.9	0.1	—	83.0	—
U.S. corporate securities	10,326.0	581.0	238.8	—	10,668.2	1.9

Foreign securities:(1)
Government	422.9	25.2	16.5	—	431.6	—
Other	5,149.6	272.9	83.5	—	5,339.0	—
Total foreign securities	5,572.5	298.1	100.0	—	5,770.6	—

Residential mortgage-backed
securities:
Agency	1,638.2	121.9	17.9	16.9	1,759.1	0.2
Non-Agency	278.1	55.2	4.8	12.1	340.6	15.1
Total Residential mortgage-backed
securities	1,916.3	177.1	22.7	29.0	2,099.7	15.3

Commercial mortgage-backed
securities	624.5	68.1	0.9	—	691.7	4.4
Other asset-backed securities	465.8	18.0	3.4	—	480.4	3.2
Total fixed maturities, including
securities pledged	19,855.9	1,189.7	368.8	29.0	20,705.8	24.8
Less: Securities pledged	137.9	5.9	3.7	—	140.1	—
Total fixed maturities	19,718.0	1,183.8	365.1	29.0	20,565.7	24.8
Equity securities	119.4	15.8	0.3	—	134.9	—
Total fixed maturities and equity
securities investments	$ 19,837.4	$ 1,199.6	$ 365.4	$ 29.0	$ 20,700.6	$ 24.8

(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-25

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2012:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)
Fixed maturities:
U.S. Treasuries	$ 1,011.5	$ 135.6	$ 0.5	$ —	$ 1,146.6	$ —
U.S. Government agencies and
authorities	379.4	17.6	—	—	397.0	—
State, municipalities and political
subdivisions	77.2	15.9	—	—	93.1	—
U.S. corporate securities	9,438.0	1,147.4	11.1	—	10,574.3	2.0

Foreign securities:(1)
Government	439.7	57.4	1.1	—	496.0	—
Other	4,570.0	501.3	15.3	—	5,056.0	—
Total foreign securities	5,009.7	558.7	16.4	—	5,552.0	—

Residential mortgage-backed
securities:
Agency	1,679.5	181.5	3.4	33.7	1,891.3	0.6
Non-Agency	390.9	70.0	14.7	20.0	466.2	17.4
Total Residential mortgage-backed
securities	2,070.4	251.5	18.1	53.7	2,357.5	18.0

Commercial mortgage-backed
securities	748.7	90.6	0.2	—	839.1	4.4
Other asset-backed securities	475.7	26.6	6.7	—	495.6	3.1
Total fixed maturities, including
securities pledged	19,210.6	2,243.9	53.0	53.7	21,455.2	27.5
Less: Securities pledged	207.2	13.0	0.5	—	219.7	—
Total fixed maturities	19,003.4	2,230.9	52.5	53.7	21,235.5	27.5
Equity securities	129.3	13.6	0.1	—	142.8	—
Total fixed maturities and equity
securities investments	$ 19,132.7	$ 2,244.5	$ 52.6	$ 53.7	$ 21,378.3	$ 27.5

(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-26

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2013, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.
MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 612.5	$ 629.7
After one year through five years	3,846.6	4,103.6
After five years through ten years	6,488.8	6,646.5
After ten years	5,901.4	6,054.2
Mortgage-backed securities	2,540.8	2,791.4
Other asset-backed securities	465.8	480.4
Fixed maturities, including securities pledged	$ 19,855.9	$ 20,705.8

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2013 and 2012, the Company did not have any investments in a single issuer, other than obligations of the
U.S. Government and government agencies with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Capital Gains	Capital Losses	Fair Value
December 31, 2013
Communications	$ 1,315.9	$ 81.5	$ 36.8	$ 1,360.6
Financial	2,114.7	166.9	20.2	2,261.4
Industrial and other companies	8,878.5	423.5	213.1	9,088.9
Utilities	2,726.5	159.5	42.3	2,843.7
Transportation	440.0	22.5	9.9	452.6
Total	$ 15,475.6	$ 853.9	$ 322.3	$ 16,007.2

December 31, 2012
Communications	$ 1,154.1	$ 161.4	$ 0.9	$ 1,314.6
Financial	1,859.3	240.1	10.9	2,088.5
Industrial and other companies	7,883.1	850.9	6.9	8,727.1
Utilities	2,715.4	349.8	7.3	3,057.9
Transportation	396.1	46.5	0.4	442.2
Total	$ 14,008.0	$ 1,648.7	$ 26.4	$ 15,630.3

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are

C-27

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

recorded directly in AOCI, and presented net of related changes in DAC, VOBA, and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2013 and 2012, approximately 50.4%
and 41.8%, respectively, of the Company's CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2013 and 2012, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2013 and 2012, the fair value of loaned securities was $97.6 and $180.2, respectively, and is included in
Securities pledged on the Consolidated Balance Sheets. As of December 31, 2013 and 2012, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $102.7 and $186.1, respectively, and recorded in Short-term investments under securities loan agreement, including collateral delivered on the Consolidated Balance Sheets. As of
December 31, 2013 and 2012, liabilities to return collateral of $102.7 and $186.1, respectively, were included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs.
The Company provided no non-contractual financial support and its carrying value represents the Company's exposure to loss.
The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $1.0 and $1.3 as of December 31,
2013 and 2012, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

OnJune4,2012,theCompanyenteredintoanagreementtosellcertaingeneralaccountprivateequitylimitedpartnershipinvestment
interest holdings with a carrying value of $331.9 as of March 31, 2012. These assets were sold to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pre-tax loss of
$38.7 in the second quarter of 2012 reported in Net investment income on the Consolidated Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29,
2012. Consideration received included $23.0 of promissory notes due in two equal installments at December 31, 2013 and 2014.
In connection with these promissory notes, ING U.S., Inc. unconditionally guarantees payment of the notes in the event of any default of payments due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

C-28

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities'
economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in "Note 1. Business, Basis of Presentation and Significant Accounting Policies" and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of
Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost			Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses

U.S. Treasuries	$ 124.4	$ 2.1	$ 34.2	$ 0.8	$ —	$ —	$ 158.6	$ 2.9
U.S. corporate, state
and municipalities	1,002.8	22.9	2,413.2	183.8	236.9	32.2	3,652.9	238.9
Foreign	448.8	5.7	1,063.9	86.4	76.2	7.9	1,588.9	100.0
Residential
mortgage-backed	262.3	2.9	212.9	12.0	105.8	7.8	581.0	22.7
Commercial
mortgage-backed	77.9	0.9	—	—	—	—	77.9	0.9
Other asset-backed	38.9	0.2	30.3	0.2	26.0	3.0	95.2	3.4
Total	$1,955.1	$ 34.7	$ 3,754.5	$ 283.2	$ 444.9	$ 50.9	$ 6,154.5	$ 368.8

C-29

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012:

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost			Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses

U.S. Treasuries	$ 300.0	$ 0.5	$ —	$ —	$ —	$ —	$ 300.0	$ 0.5
U.S. corporate,
state and
municipalities	479.8	6.8	22.5	0.9	49.4	3.4	551.7	11.1
Foreign	166.8	4.7	7.8	0.5	87.7	11.2	262.3	16.4
Residential
mortgage-backed	68.7	1.6	7.2	0.3	132.4	16.2	208.3	18.1
Commercial
mortgage-backed	7.5	0.1	1.6	—	2.5	0.1	11.6	0.2
Other asset-backed	15.6	— *	—	—	34.2	6.7	49.8	6.7
Total	$1,038.4	$ 13.7	$ 39.1	$ 1.7	$ 306.2	$ 37.6	$ 1,383.7	$ 53.0
* Less than $0.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 89.7%
and 89.1% of the average book value as of December 31, 2013 and 2012, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
Six months or less below amortized cost	$ 2,054.4	$ 24.1	$ 45.3	$ 5.3	322	7
More than six months and twelve months
or less below amortized cost	3,991.4	23.5	272.6	5.8	502	3
More than twelve months below
amortized cost	420.4	9.5	37.3	2.5	137	8
Total	$ 6,466.2	$ 57.1	$ 355.2	$ 13.6	961	18

December 31, 2012
Six months or less below amortized cost	$ 1,110.8	$ 15.2	$ 19.3	$ 3.9	141	10
More than six months and twelve months
or less below amortized cost	49.5	1.5	2.6	0.4	31	2
More than twelve months below
amortized cost	198.1	61.6	6.2	20.6	99	28
Total	$ 1,358.4	$ 78.3	$ 28.1	$ 24.9	271	40

C-30

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
U.S. Treasuries	$ 161.5	$ —	$ 2.9	$ —	4	—
U.S. corporate, state and municipalities	3,869.0	22.8	233.2	5.7	519	2
Foreign	1,665.8	23.1	95.0	5.0	239	5
Residential mortgage-backed	596.9	6.8	21.0	1.7	162	7
Commercial mortgage-backed	78.8	—	0.9	—	12	—
Other asset-backed	94.2	4.4	2.2	1.2	25	4
Total	$ 6,466.2	$ 57.1	$ 355.2	$ 13.6	961	18

December 31, 2012
U.S. Treasuries	$ 300.5	$ —	$ 0.5	$ —	2	—
U.S. corporate, state and municipalities	558.1	4.7	9.1	2.0	82	2
Foreign	242.7	36.0	5.7	10.7	38	8
Residential mortgage-backed	201.2	25.2	10.2	7.9	124	24
Commercial mortgage-backed	11.8	—	0.2	—	8	—
Other asset-backed	44.1	12.4	2.4	4.3	17	6
Total	$ 1,358.4	$ 78.3	$ 28.1	$ 24.9	271	40

All investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis and impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for other-than-temporary impairments each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-ARMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current

C-31

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-
modification recovery assessment. As of December 31, 2013, the Company had no new private placement troubled debt restructuringsandhad20newcommercialmortgageloantroubleddebtrestructuringswithapre-modificationandpost-modification carrying value of $39.4. The 20 commercial mortgage loans comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2013, these loans have repaid $1.9 in principal. As of December 31, 2012, the Company did not have any new private placement or commercial mortgage loan troubled debt restructurings.

As of December 31, 2013 and 2012, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.
Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.
This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31,
	2013	2012
Commercial mortgage loans	$ 3,397.3	$ 2,874.0
Collective valuation allowance	(1.2)	(1.3)
Total net commercial mortgage loans	$ 3,396.1	$ 2,872.7

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2013, 2012 and 2011.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31,
	2013	2012
Collective valuation allowance for losses, balance at January 1	$ 1.3	$ 1.3
Addition to (reduction of) allowance for losses	(0.1)	—
Collective valuation allowance for losses, end of period	$ 1.2	$ 1.3

C-32

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31,
	2013	2012
Impaired loans with allowances for losses	$ —	$ —
Impaired loans without allowances for losses	42.9	5.6
Subtotal	42.9	5.6
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$ 42.9	$ 5.6
Unpaid principal balance of impaired loans	$ 44.4	$ 7.1

The following table presents information on restructured loans as of the dates indicated:
	December 31,
	2013	2012
Troubled debt restructured loans	$ 37.5	$ —

The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2013 and 2012. There were no loans 90 days or more past due or loans in arrears with respect to principal and interest as of December 31, 2013 and
2012.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

		Year Ended December 31,
	2013		2012	2011
Impaired loans, average investment during the period (amortized
cost)(1)	$ 24.2 $		5.7 $		7.7
Interest income recognized on impaired loans, on an accrual basis(1)		1.4	0.4		0.6
Interest income recognized on impaired loans, on a cash basis(1)		1.4	0.4		0.6
Interest income recognized on troubled debt restructured loans, on
an accrual basis		1.0	—		—
(1) Includes amounts for Troubled debt restructured loans

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-33

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:
	December 31,
	2013(1)	2012(1)
Loan-to-Value Ratio:
0% - 50%	$ 495.7	$ 501.3
50% - 60%	894.5	768.9
60% - 70%	1,879.5	1,491.6
70% - 80%	114.9	96.4
80% and above	12.7	15.8
Total Commercial mortgage loans	$ 3,397.3	$ 2,874.0
(1) Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of the dates indicated:
	December 31,
	2013(1)	2012(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$ 2,388.5	$ 2,114.4
1.25x - 1.5x	542.4	390.5
1.0x - 1.25x	275.8	293.1
Less than 1.0x	190.5	76.0
Commercial mortgage loans secured by land or construction loans	0.1	—
Total Commercial mortgage loans	$ 3,397.3	$ 2,874.0
(1) Balances do not include allowance for mortgage loan credit losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

		December 31,
	2013(1)		2012(1)
	Gross	% of	Gross	% of
	Carrying Value	Total	Carrying Value	Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$ 752.8	22.3%	$ 564.1	19.6%
South Atlantic	707.8	20.8%	561.0	19.5%
West South Central	467.1	13.7%	460.4	16.0%
Middle Atlantic	411.4	12.1%	332.7	11.6%
East North Central	383.1	11.3%	337.8	11.8%
Mountain	263.9	7.8%	214.5	7.5%
West North Central	224.9	6.6%	205.2	7.1%
New England	116.7	3.4%	119.1	4.1%
East South Central	69.6	2.0%	79.2	2.8%
Total Commercial mortgage loans	$ 3,397.3	100.0%	$ 2,874.0	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

C-34

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		December 31,
	2013(1)		2012(1)
	Gross	% of	Gross	% of
	Carrying Value	Total	Carrying Value	Total
Commercial Mortgage Loans by Property Type:
Retail	$ 1,082.1	31.9%	$ 824.0	28.7%
Industrial	972.6	28.6%	1,035.2	36.0%
Office	462.1	13.6%	427.0	14.8%
Apartments	445.2	13.1%	298.7	10.4%
Hotel/Motel	182.8	5.4%	92.1	3.2%
Mixed Use	70.9	2.1%	34.2	1.2%
Other	181.6	5.3%	162.8	5.7%
Total Commercial mortgage loans	$ 3,397.3	100.0%	$ 2,874.0	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31,
	2013(1)	2012(1)
Year of Origination:
2013	$ 785.2	$ —
2012	908.1	939.0
2011	792.8	836.9
2010	121.1	124.0
2009	68.4	73.0
2008	89.0	119.0
2007 and prior	632.7	782.1
Total Commercial mortgage loans	$ 3,397.3	$ 2,874.0
(1) Balances do not include allowance for mortgage loan credit losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixedmaturitysecuritiesandequitysecuritiesinaccordancewithitsimpairmentpolicyinordertoevaluatewhethersuchinvestments
are other-than-temporarily impaired.

C-35

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

			Year Ended December 31,
	2013		2012		2011
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. corporate	$ —	—	$ 2.9	3	$ 20.4	17
Foreign(1)	1.8	1	0.8	3	27.8	50
Residential mortgage-backed	3.4	35	6.0	33	8.2	38
Commercial mortgage-
backed	0.3	3	—	—	28.2	8
Other asset-backed	0.3	2	1.2	4	22.7	53
Equity securities	0.1	1	—	—	—	—
Total	$ 5.9	42	$ 10.9	43	$ 107.3	166
(1) Primarily U.S. dollar denominated.

The above tables include $4.8, $9.1 and $17.6 related to credit impairments for the years ended December 31, 2013, 2012 and
2011, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations.
The remaining $1.1, $1.8 and $89.7 for the years ended December 31, 2013, 2012 and 2011, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

			Year Ended December 31,
	2013		2012		2011
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. corporate	$ —	—	$ 0.2	1	$ 20.4	17
Foreign(1)	—	—	0.8	3	23.7	46
Residential mortgage-backed	0.8	6	0.7	3	1.6	7
Commercial mortgage-
backed	0.3	3	—	—	22.9	8
Other asset-backed	—	—	0.1	1	21.1	50
Total	$ 1.1	9	$ 1.8	8	$ 89.7	128
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the
Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-36

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Balance at January 1	$ 20.0	$ 19.4	$ 50.7
Additional credit impairments:
On securities not previously impaired	1.1	1.5	0.9
On securities previously impaired	1.8	3.7	6.7
Reductions:
Securities intent impaired	—	—	(8.7)
Securities sold, matured, prepaid or paid down	(3.3)	(4.6)	(30.2)
Balance at December 31	$ 19.6	$ 20.0	$ 19.4

Net Investment Income

The following table summarizes Net investment income for the periods indicated:
	Year Ended December 31,
	2013	2012	2011
Fixed maturities	$ 1,199.4	$ 1,222.5	$ 1,224.2
Equity securities, available-for-sale	2.8	7.5	13.6
Mortgage loans on real estate	157.1	143.5	118.1
Policy loans	13.1	13.2	13.7
Short-term investments and cash equivalents	0.9	1.4	0.8
Other	42.6	6.8	95.5
Gross investment income	1,415.9	1,394.9	1,465.9
Less: investment expenses	48.9	46.1	45.0
Net investment income	$ 1,367.0	$ 1,348.8	$ 1,420.9

As of December 31, 2013 and 2012, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

C-37

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:
	Year Ended December 31,
	2013	2012	2011
Fixed maturities, available-for-sale, including securities pledged	$ 0.3	$ 67.5	$ 112.6
Fixed maturities, at fair value option	(151.5)	(124.2)	(60.6)
Equity securities, available-for-sale	0.1	(0.2)	7.4
Derivatives	(72.1)	1.3	(64.3)
Embedded derivatives - fixed maturities	(24.7)	(5.5)	4.9
Embedded derivatives - product guarantees	105.5	120.4	(216.1)
Other investments	0.2	—	0.3
Net realized capital gains (losses)	$ (142.2)	$ 59.3	$ (215.8)
After-tax net realized capital gains (losses)	$ (160.0)	$ 38.5	$ (53.3)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

		Year Ended December 31,
		2013	2012	2011
Proceeds on sales		$ 1,830.0 $	2,887.1 $	5,596.3
Gross gains		23.8	88.7	249.0
Gross losses		22.1	12.7	33.6

3.	Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps:The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level.
Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The
Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually.
The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

C-38

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements.
The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: The Company uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Managed custody guarantees ("MCG"): The Company issues certain credited rate guarantees on externally managed variable bond funds that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/
spreads. In addition, the Company has entered into a reinsurance agreement, accounted for under the deposit method, which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust.
The embedded derivatives for certain fixed maturity instruments, certain annuity products and coinsurance with funds withheld arrangements are reported with the host contract in investments, in Future policy benefits and contract owner account balances and Other liabilities, respectively, on the Consolidated Balance Sheets. Changes in the fair value of embedded derivatives within fixed maturity investments and within annuity products are recorded in Other net realized capital gains (losses) in the Consolidated
Statements of Operations. Changes in fair value of embedded derivatives with reinsurance agreements are reported in Interest credited and other policyholder benefit to contract owners/policyholders in the Consolidated Statements of Operations.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation toreturncashcollateralarisingfromderivativeinstrumentsexecutedwiththesamecounterpartyunderamasternettingarrangement,
which provides the Company with the legal right of offset.

C-39

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

				December 31,
		2013				2012
	Notional	Asset		Liability	Notional	Asset	Liability
	Amount	Fair Value		Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for
hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$ 763.3	$ 81.0		$ 0.2 $	1,000.0	$ 215.4	$ —
Foreign exchange contracts	51.2	2.2		0.6	—	—	—
Derivatives: Non-qualifying
for hedge accounting(1)
Interest rate contracts(2)	21,442.7	367.6		206.2	18,131.1	292.9	328.5
Foreign exchange contracts	145.9	5.5		9.6	161.6	0.4	18.3
Equity contracts	9.1	—	*	—	14.5	0.4	—
Credit contracts	384.0	8.1		—	347.5	3.6	—
Managed custody
guarantees	N/A	—		—	N/A	—	—
Embedded derivatives:
Within fixed maturity
investments	N/A	29.0		—	N/A	53.7	—
Within annuity products	N/A	—		23.1	N/A	—	122.4
Within reinsurance
agreements	N/A	—		(54.0)	N/A	—	—
Total		$ 493.4		$ 185.7		$ 566.4	$ 469.2

*	Less than $0.1
(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
(2)	As of December 31, 2013, includes a notional amount, asset fair value and liability fair value for interest rate caps of $11.8 billion, $162.5 and $29.7, respectively. As of December 31, 2012, includes a notional amount, asset fair value and liability fair value for interest rate caps of $4.5 billion, $17.7 and $0.6, respectively.

N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify as part of a hedging relationship as of December 31, 2013 and 2012. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined inASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments which do not qualify as effective accounting hedges under ASC Topic 815.

C-40

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is through the fourth quarter of 2016.

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of OTC and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

		December 31, 2013
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$ 384.0	$ 8.1	$ —
Equity contracts	—	—	—
Foreign exchange contracts	197.1	7.7	10.2
Interest rate contracts	22,206.0	448.6	206.4
		$ 464.4	$ 216.6

Counterparty netting(1)		$ (201.3)	$ (201.3)
Cash collateral netting(1)		(134.0)	(5.4)
Securities collateral netting(1)		(15.9)	(4.8)
Net receivables/payables		$ 113.2	$ 5.1

(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting rules.

		December 31, 2012
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$ 347.5	$ 3.6	$ —
Equity contracts	—	—	—
Foreign exchange contracts	161.6	0.4	18.3
Interest rate contracts	19,131.1	508.3	328.5
		$ 512.3	$ 346.8

Counterparty netting(1)		$ (291.4)	$ (291.4)
Cash collateral netting(1)		(167.1)	—
Securities collateral netting(1)		(3.1)	(35.8)
Net receivables/payables		$ 50.7	$ 19.6

(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting rules.

Collateral

Under the terms of the Company's Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc.
("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included
inPayablesundersecuritiesloanagreements,includingcollateralheldandShort-terminvestmentsundersecuritiesloanagreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments.
Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of
December 31, 2013, the Company held $127.4 and $1.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2012, the Company held $167.0 of net cash collateral related to OTC

C-41

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

derivative contracts. In addition, as of December 31, 2013 and 2012, the Company delivered securities as collateral of $42.5 and
$39.5, respectively.

Net realized gains (losses) on derivatives were as follows for the periods indicated:
	Year Ended December 31,
	2013	2012	2011
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$ 0.2	$ —	$ —
Foreign exchange contracts	0.1	—	—
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(92.8)	(18.9)	(58.3)
Foreign exchange contracts	10.0	6.9	(0.7)
Equity contracts	3.4	2.0	(0.5)
Credit contracts	7.0	11.3	(4.8)
Managed custody guarantees	0.2	1.1	1.1
Embedded derivatives:
Within fixed maturity investments(2)	(24.7)	(5.5)	4.9
Within annuity products(2)	105.3	119.3	(217.2)
Within reinsurance agreements(3)	54.0	—	—
Total	$ 62.7	$ 116.2	$ (275.5)

(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Changes
in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in the Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2013, 2012 and 2011, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the
Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. The Company has ISDA agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2013, the fair value of credit default swaps of $8.1 were included in Derivatives assets and there were no Derivatives liabilities on the Consolidated
Balance Sheets. As of December 31, 2012, the fair value of credit default swaps of $3.6 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities, on the Consolidated Balance Sheets. As of December 31,
2013 and 2012, the maximum potential future exposure to the Company was $384.0 and $329.0 in credit default swaps. These instruments are typically written for a maturity period of five years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

C-42

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4. Fair Value Measurements Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to the Fair Value Measurements and disclosures of the ASC Topic 820. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions
that	are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

C-43

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 618.8	$ 51.3	$ —	$ 670.1
U.S. Government agencies and authorities	—	237.0	5.1	242.1
U.S. corporate, state and municipalities	—	10,605.9	145.3	10,751.2
Foreign(1)	—	5,727.8	42.8	5,770.6
Residential mortgage-backed securities	—	2,076.0	23.7	2,099.7
Commercial mortgage-backed securities	—	691.7	—	691.7
Other asset-backed securities	—	462.7	17.7	480.4
Total fixed maturities, including securities pledged	618.8	19,852.4	234.6	20,705.8
Equity securities, available-for-sale	99.0	—	35.9	134.9
Derivatives:
Interest rate contracts	—	448.6	—	448.6
Foreign exchange contracts	—	7.7	—	7.7
Equity contracts	— *	—	—	— *
Credit contracts	—	8.1	—	8.1
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	529.7	—	—	529.7
Assets held in separate accounts	54,715.3	5,376.5	13.1	60,104.9
Total assets	$ 55,962.8	$ 25,693.3	$ 283.6	$ 81,939.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$ —	$ —	$ 23.1	$ 23.1
Stabilizer and MCGs	—	—	—	—
Other derivatives:
Interest rate contracts	—	206.4	—	206.4
Foreign exchange contracts	—	10.2	—	10.2
Embedded derivative on reinsurance	—	(54.0)	—	(54.0)
Total liabilities	$ —	$ 162.6	$ 23.1	$ 185.7

*	Less than $0.1.
(1)	Primarily U.S. dollar denominated.

C-44

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 1,093.4	$ 53.2	$ —	$ 1,146.6
U.S. Government agencies and authorities	—	397.0	—	397.0
U.S. corporate, state and municipalities	—	10,512.8	154.6	10,667.4
Foreign(1)	—	5,527.4	24.6	5,552.0
Residential mortgage-backed securities	—	2,348.4	9.1	2,357.5
Commercial mortgage-backed securities	—	839.1	—	839.1
Other asset-backed securities	—	462.4	33.2	495.6
Total fixed maturities, including securities pledged	1,093.4	20,140.3	221.5	21,455.2
Equity securities, available-for-sale	125.8	—	17.0	142.8
Derivatives:
Interest rate contracts	—	508.3	—	508.3
Foreign exchange contracts	—	0.4	—	0.4
Equity contracts	0.4	—	—	0.4
Credit contracts	—	3.6	—	3.6
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,229.3	—	—	1,229.3
Assets held in separate accounts	47,916.5	5,722.5	16.3	53,655.3
Total assets	$ 50,365.4	$ 26,375.1	$ 254.8	$ 76,995.3

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$ —	$ —	$ 20.4	$ 20.4
Stabilizer and MCGs	—	—	102.0	102.0
Other derivatives:
Interest rate contracts	0.7	327.8	—	328.5
Foreign exchange contracts	—	18.3	—	18.3
Embedded derivative on reinsurance	—	—	—	—
Total liabilities	$ 0.7	$ 346.1	$ 122.4	$ 469.2
(1) Primarily U.S. dollar denominated.

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company
defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The
Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income

C-45

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.
Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. As of
December 31, 2013, $190.5 and $15.9 billion of a total fair value of $20.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-
based pricing. As of December 31, 2012, $175.5 and $16.7 billion of a total fair value of $21.5 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as
Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

C-46

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources.
For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts:Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level
3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative associated with the
Company's product guarantees includes an adjustment for nonperformance risk. Through June 30, 2012, the Company's nonperformance risk adjustment was based on the credit default swap spreads of ING Insurance, the Company's indirect parent company, with similar term to maturity and priority of payment. The ING Insurance credit default spread was applied to the risk-
free swap curve in the Company's valuation models for these product guarantees. As a result of the availability of ING U.S., Inc.'s market observable data following the issuance of its long-term debt on July 13, 2012, the Company changed its estimate of nonperformance risk to incorporate a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the Company's own credit quality as well as an adjustment to reflect the priority of policyholder claims.

C-47

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer
("CRO"), including an independent annual review by the U.S. CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld under the reinsurance agreement, accounted for under the deposit method.
As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2013 and 2012. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level
3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-48

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

		Total
		Realized/
		Unrealized									Change in
		Gains (Losses)									Unrealized
	Fair	Included in:								Fair Value	Gains
	Value							Transfers	Transfers	as of	(Losses)
	as of	Net						in to	out of	December	Included in
	January 1 Income OCI			Purchases	Issuances	Sales	Settlements Level 3(2)		Level 3(2)	31	Earnings(3)
Fixed maturities, including securities
pledged:
U.S. Government agencies and authorities	$ —	$ —	$ —	$ 5.1	$ —	$ —	$ —	$ —	$ —	$ 5.1	$ —
U.S. corporate, state and municipalities	154.6	(0.3)	0.4	— *	—	(6.0)	(4.3)	0.9	—	145.3	(0.3)
Foreign	24.6	— *	1.3	22.2	—	(1.9)	(10.7)	7.3	— *	42.8	— *
Residential mortgage-backed securities	9.1	(2.0)	(0.3)	17.5	—	—	—	—	(0.6)	23.7	(2.0)
Other asset-backed securities	33.2	2.3	(0.7)	—	—	(2.8)	(9.9)	—	(4.4)	17.7	0.9
Total fixed maturities, including securities
pledged	221.5	— *	0.7	44.8	—	(10.7)	(24.9)	8.2	(5.0)	234.6	(1.4)

Equity securities, available-for-sale	17.0	(0.3)	1.4	—	—	— *	— *	34.5	(16.7)	35.9	—
Derivatives:
Product guarantees:
Stabilizer and MCGs(1)	(102.0)	108.2	—	(6.2)	—	—	—	—	—	—	—
FIA(1)	(20.4)	(2.7)	—	—	—	—	—	—	—	(23.1)	—
Other derivatives, net	— *	—	—	—	—	—	—	—	—	— *	—
Assets held in separate accounts(4)	16.3	0.1	—	16.0	—	(11.6)	—	2.2	(9.9)	13.1	—

*	Less than $0.1
(1)	All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract- by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(2)	The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3)	For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(4)	The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-49

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2012:

		Total
		Realized/									Change in
		Unrealized									Unrealized
	Fair	Gains (Losses)									Gains
	Value	Included in:						Transfers Transfers		Fair Value	(Losses)
	as of	Net						in to	out of	as of	Included in
	January 1 Income		OCI	Purchases	Issuances	Sales	Settlements Level 3(2)		Level 3(2)	December 31	Earnings(3)
Fixed maturities, including
securities pledged:
U.S. Government agencies and
authorities	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
U.S. corporate, state and
municipalities	129.1	(0.3)	(1.4)	0.4	—	—	(7.9)	38.3	(3.6)	154.6	(0.4)
Foreign	51.1	0.9	(4.2)	—	—	(5.7)	(12.5)	20.7	(25.7)	24.6	—
Residential mortgage-backed
securities	41.0	0.7	2.7	2.3	—	(6.0)	—	—	(31.6)	9.1	(0.1)
Other asset-backed securities	27.7	1.1	2.5	—	—	—	(1.9)	3.8	—	33.2	0.8
Total fixed maturities, including
securities pledged	248.9	2.4	(0.4)	2.7	—	(11.7)	(22.3)	62.8	(60.9)	221.5	0.3

Equity securities, available-for-sale	19.0	(0.2)	(0.2)	0.8	—	(2.4)	—	0.3	(0.3)	17.0	(0.5)
Derivatives:
Product guarantees:
Stabilizer and MCGs(1)	(221.0)	124.5	—	(5.5)	—	—	—	—	—	(102.0)	—
FIA(1)	(16.3)	(4.1)	—	—	—	—	—	—	—	(20.4)	—
Other derivatives, net	(12.6)	(1.8)	—	—	—	—	14.4	—	—	—	—
Assets held in separate accounts(4)	16.1	0.3	—	16.3	—	(8.3)	—	—	(8.1)	16.3	0.6

(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-
by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-50

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2013 and 2012, the transfers in and out of Level 3 for fixed maturities including securities pledged, equity securities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and lapses. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the
Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-51

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:
	Range(1)
Unobservable Input	FIA	Stabilizer / MCG
Interest rate implied volatility	—	0.2% to 8.0%
Nonperformance risk	-0.1% to 0.79%	-0.1% to 0.79%
Actuarial Assumptions:
Lapses	0% to 10% (2)	0% to 55%	(3)
Policyholder Deposits(4)	—	0% to 60%	(3)

(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money."
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and
MCG contracts as shown below:

					Range of
			Range of Lapse	Overall Range of	Policyholder
	Percentage of	Overall Range of	Rates for 85% of	Policyholder	Deposits for 85%
	Plans	Lapse Rates	Plans	Deposits	of Plans

Stabilizer (Investment Only) and MCG Contracts	88%	0-30%	0-15%	0-55%	0-15%

Stabilizer with Recordkeeping Agreements	12%	0-55%	0-25%	0-60%	0-30%

Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%

(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:
	Range(1)
Unobservable Input	FIA	Stabilizer / MCG
Interest rate implied volatility	-	0.1% to 7.6%
Nonperformance risk	0.1% to 1.3%	0.1% to 1.3%
Actuarial Assumptions:
Lapses	0% - 10% (2)	0% to 55%	(3)
Policyholder Deposits(4)	-	0% to 60%	(3)

(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more
"in the money."
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and
MCG contracts as shown below:

					Range of
			Range of Lapse	Overall Range of	Policyholder
	Percentage of	Overall Range of	Rates for 85% of	Policyholder	Deposits for 85%
	Plans	Lapse Rates	Plans	Deposits	of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-55%	0-20%
Stabilizer with Recordkeeping Agreements	13%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

  A decrease (increase) in nonperformance risk
  A decrease (increase) in lapses

C-52

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

  An increase (decrease) in interest rate implied volatility
  A decrease (increase) in nonperformance risk
  A decrease (increase) in lapses
  A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

  Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

		December 31,
	2013		2012
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, including securities pledged	$ 20,705.8	$ 20,705.8	$ 21,455.2	$ 21,455.2
Equity securities, available-for-sale	134.9	134.9	142.8	142.8
Mortgage loans on real estate	3,396.1	3,403.9	2,872.7	2,946.9
Policy loans	242.0	242.0	240.9	240.9
Limited partnerships/corporations	180.9	180.9	179.6	179.6
Cash, cash equivalents, short-term investments and short-
term investments under securities loan agreements	529.7	529.7	1,229.3	1,229.3
Derivatives	464.4	464.4	512.7	512.7
Notes receivable from affiliates	175.0	186.4	175.0	194.3
Assets held in separate accounts	60,104.9	60,104.9	53,655.3	53,655.3
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred
annuities(1)	21,010.8	24,379.6	20,263.4	25,156.5
Supplementary contracts, immediate annuities and other	624.3	727.1	680.0	837.3
Derivatives:
Annuity product guarantees:
FIA	23.1	23.1	20.4	20.4
Stabilizer and MCGs	—	—	102.0	102.0
Other derivatives	216.6	216.6	346.8	346.8
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(54.0)	(54.0)	—	—

(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

C-53

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the
Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.
Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as
Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans. Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and is classified as Level 3.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company's notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-54

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the periods indicated:
		DAC	VOBA	Total
Balance at January 1, 2011		$ 307.6	$ 864.2	$ 1,171.8
	Deferrals of commissions and expenses	79.8	8.5	88.3
	Amortization:
	Amortization	(71.5)	(125.1)	(196.6)
	Interest accrued(1)	31.9	70.5	102.4
	Net amortization included in the Consolidated Statements of Operations	(39.6)	(54.6)	(94.2)
	Change in unrealized capital gains/losses on available-for-sale securities	(12.9)	(224.5)	(237.4)
Balance at December 31, 2011		334.9	593.6	928.5
	Deferrals of commissions and expenses	79.1	8.1	87.2
	Amortization:
	Amortization	(72.1)	(152.6)	(224.7)
	Interest accrued(1)	31.1	62.5	93.6
	Net amortization included in the Consolidated Statements of Operations	(41.0)	(90.1)	(131.1)
	Change in unrealized capital gains/losses on available-for-sale securities	(76.5)	(130.2)	(206.7)
Balance at December 31, 2012		296.5	381.4	677.9
	Deferrals of commissions and expenses	71.3	7.2	78.5
	Amortization:
	Amortization	(69.7)	(83.6)	(153.3)
	Interest accrued(1)	34.0	61.0	95.0
	Net amortization included in the Consolidated Statements of Operations	(35.7)	(22.6)	(58.3)
	Change in unrealized capital gains/losses on available-for-sale securities	144.1	330.6	474.7
Balance at December 31, 2013		$ 476.2	$ 696.6	$ 1,172.8
(1) Interest accrued at the following rates for VOBA: 1.0% to 7.0% during 2013, 5.0% to 7.0% during 2012 and 5.0% to 7.0% during 2011.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year		Amount
2014		$ 62.7
2015			52.5
2016			46.8
2017			42.6
2018			40.6

6.	Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-55

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2013, the account value for the separate account contracts with guaranteed minimum benefits was $38.0 billion. The additional liability recognized related to minimum guarantees was $7.1. As of December 31, 2012, the account value for the separate account contracts with guaranteed minimum benefits was $35.2 billion. The additional liability recognized related to minimum guarantees was $108.1.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2013 and 2012 was $9.2 billion and $9.3 billion, respectively.

7. Reinsurance

At December 31, 2013, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2013, the Company had one outstanding cession and a reinsurance treaty with its affiliate, Security Life of Denver International Limited ("SLDI"), to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. The agreement is accounted for under the deposit method of accounting.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the
Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $10.1 were maintained for this contract as of December 31,
2013 and 2012.

Reinsurance recoverable was comprised of the following as of the dates indicated:
	December 31,
	2013	2012
Claims recoverable from reinsurers	$ 2,016.7	$ 2,153.8
Reinsured amounts due to reinsurers	(0.4)	(0.3)
Other	0.3	0.2
Total	$ 2,016.6	$ 2,153.7

Premiums were reduced by the following amounts for reinsurance ceded for the periods indicated.

	Year Ended December 31,
	2013	2012	2011
Premiums:
Direct premiums	$ 37.4	$ 36.2	$ 34.0
Reinsurance assumed	0.1	—	0.1
Reinsurance ceded	(0.2)	(0.2)	(0.2)
Net premiums	$ 37.3	$ 36.0	$ 33.9

C-56

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8. Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of
ILIAC's earned statutory surplus at the prior year end or (2) ILIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2013, following receipt of required approval from the Connecticut Insurance Department
(the "Department") and consummation of the IPO of ING U.S., Inc., ILIAC paid an extraordinary dividend of $174.0 to its Parent.
In addition, on December 9, 2013, ILIAC paid an ordinary dividend of $90.0 to its Parent. During the year ended December 31,
2012, ILIAC paid an extraordinary distribution of $340.0 to its Parent. During the year ended December 31, 2011, ILIAC did not pay a dividend on its common stock or distribution of capital to its Parent. On December 16, 2013, October 15, 2012 and December
22, 2011, IFA paid a $60.0, $90.0 and $65.0 dividend, respectively, to ILIAC, its parent. During the year ended December 31,
2013, DSL did not pay any dividend to ILIAC. On December 21, 2012, DSL paid a $15.0 dividend to ILIAC, its parent. During the year ended December 31, 2011, DSL did not pay any dividend to ILIAC.

During the years ended December 31, 2013 and 2012, ILIAC did not receive any capital contributions from its Parent. During the year ended December 31, 2011, ILIAC received capital contributions of $201.0 in the aggregate from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC.
The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $175.2, $261.6 and $194.4, for the years ended December 31, 2013, 2012 and 2011, respectively.
Statutory capital and surplus was $2.0 billion and $1.9 billion as of December 31, 2013 and 2012, respectively.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.	Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.
			December 31,
		2013	2012	2011
Fixed maturities, net of OTTI		$ 820.9	$ 2,190.9	$ 1,518.7
Equity securities, available-for-sale		15.5	13.5	13.1
Derivatives		133.0	215.2	173.7
DAC/VOBA and Sales inducements adjustments on available-for-sale
securities		(335.3)	(810.6)	(603.6)
Premium deficiency reserve adjustment		(82.4)	(152.6)	(64.8)
Unrealized capital gains (losses), before tax		551.7	1,456.4	1,037.1
Deferred income tax asset (liability)		(66.1)	(444.6)	(302.3)
Unrealized capital gains (losses), after tax		485.6	1,011.8	734.8
Pension and other postretirement benefits liability, net of tax		9.8	11.2	12.7
AOCI		$ 495.4	$ 1,023.0	$ 747.5

C-58

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2013
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ (1,372.1)	$ 542.1 (4)	$ (830.0)
Equity securities	2.0	(0.7)	1.3
Other	—	—	—
OTTI	2.7	(0.9)	1.8
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	(0.6)	0.2	(0.4)
DAC/VOBA and Sales inducements	475.3 (1)	(166.4)	308.9
Premium deficiency reserve adjustment	70.2	(24.6)	45.6
Change in unrealized gains/losses on available-for-sale
securities	(822.5)	349.7	(472.8)

Derivatives:
Derivatives	(79.5) (2)	27.9	(51.6)
Adjustments related to effective cash flow hedges for
amounts recognized in Net investment income in the
Consolidated Statements of Operations	(2.7)	0.9	(1.8)
Change in unrealized gains/losses on derivatives	(82.2)	28.8	(53.4)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(2.2) (3)	0.8	(1.4)
Change in pension and other postretirement benefits
liability	(2.2)	0.8	(1.4)
Change in Other comprehensive income (loss)	$ (906.9)	$ 379.3	$ (527.6)

(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 11. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $67.6 valuation allowance. See "Note 10. Income Taxes" for additional information.

C-59

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2012
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ 727.7	$ (250.3)	$ 477.4
Equity securities	0.4	(0.1)	0.3
Other	—	—	—
OTTI	10.6	(3.7)	6.9
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	(66.1)	23.1	(43.0)
DAC/VOBA and Sales inducements	(207.0) (1)	72.5	(134.5)
Premium deficiency reserve adjustment	(87.8)	30.7	(57.1)
Change in unrealized gains/losses on available-for-sale
securities	377.8	(127.8)	250.0

Derivatives:
Derivatives	41.5 (2)	(14.5)	27.0
Adjustments related to effective cash flow hedges for
amounts recognized in Net investment income in the
Consolidated Statements of Operations	—	—	—
Change in unrealized gains/losses on derivatives	41.5	(14.5)	27.0

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(2.2) (3)	0.7	(1.5)
Change in pension and other postretirement benefits
liability	(2.2)	0.7	(1.5)
Change in Other comprehensive income (loss)	$ 417.1	$ (141.6)	$ 275.5
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 11. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.

C-60

	ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
	Notes to the Consolidated Financial Statements
	(Dollar amounts in millions, unless otherwise stated)

		Year Ended December 31, 2011
		Before-Tax		After-Tax
		Amount	Income Tax	Amount
	Available-for-sale securities:
	Fixed maturities	$ 677.8	$ (213.4) (4)	$ 464.4
	Equity securities	(7.9)	2.8	(5.1)
	Other	(0.1)	—	(0.1)
	OTTI	21.3	(7.5)	13.8
	Adjustments for amounts recognized in Net realized capital
	gains (losses) in the Consolidated Statements of Operations	(114.2)	40.0	(74.2)
	DAC/VOBA and Sales inducements	(241.2) (1)	84.4	(156.8)
	Premium deficiency reserve adjustment	(3.8)	1.3	(2.5)
	Change in unrealized gains/losses on available-for-sale
	securities	331.9	(92.4)	239.5

	Derivatives:
	Derivatives	173.2 (2)	(60.6)	112.6
	Adjustments related to effective cash flow hedges for
	amounts recognized in Net investment income in the
	Consolidated Statements of Operations	—	—	—
	Change in unrealized gains/losses on derivatives	173.2	(60.6)	112.6

	Pension and other postretirement benefits liability:
	Amortization of prior service cost recognized in Operating
	expenses in the Consolidated Statements of Operations	7.6 (3)	(2.7)	4.9
	Change in pension and other postretirement benefits
	liability	7.6	(2.7)	4.9
	Change in Other comprehensive income (loss)	$ 512.7	$ (155.7)	$ 357.0
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
	(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 11. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $22.0 valuation allowance. See "Note 10. Income Taxes" for additional information.

10.	Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated.
			Year Ended December 31,
		2013	2012	2011
	Current tax expense (benefit):
	Federal	$ 144.6	$ 200.9	$ 60.3
	Total current tax expense (benefit)	144.6	200.9	60.3
	Deferred tax expense (benefit):
	Federal	62.4	(9.7)	(65.3)
	Total deferred tax expense (benefit)	62.4	(9.7)	(65.3)
	Total income tax expense (benefit)	$ 207.0	$ 191.2	$ (5.0)

C-61

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Income (loss) before income taxes	$ 490.5	$ 516.6	$ 315.3
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	171.7	180.8	110.4
Tax effect of:
Dividends received deduction	(26.6)	(18.6)	(37.0)
Valuation allowance	67.6	—	(87.0)
Audit settlements	(0.3)	(0.3)	3.7
Prior year tax	—	28.1	—
Other	(5.4)	1.2	4.9
Income tax expense (benefit)	$ 207.0	$ 191.2	$ (5.0)

For 2012, the difference between the income tax provision as computed and the federal statutory rate was primarily due to a decrease in our estimate of certain deferred tax assets. Based on its 2011 tax return as filed, the Company decreased its estimated deferred tax assets by $28.1.

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2013	2012
Deferred tax assets
Insurance reserves	$ 166.7	$ 255.4
Investments	231.8	87.5
Postemployment benefits	67.3	50.6
Compensation and benefits	35.8	44.4
Other assets	—	24.5
Total gross assets before valuation allowance	501.6	462.4
Less: Valuation allowance	11.1	11.1
Assets, net of valuation allowance	490.5	451.3

Deferred tax liabilities
Net unrealized investment (gains) losses	(310.5)	(482.4)
Deferred policy acquisition costs	(124.1)	(143.8)
Value of business acquired	(243.8)	(332.2)
Other liabilities	(2.2)	—
Total gross liabilities	(680.6)	(958.4)
Net deferred income tax asset (liability)	$ (190.1)	$ (507.1)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31,
2013 and 2012, the Company had valuation allowances of $130.4 and $62.8 respectively, that were allocated to continuing

C-62

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

operations, and $(119.3) and $(51.7) as of the end of each period that were allocated to Other comprehensive income. As of
December 31, 2013 and 2012, the Company had a full valuation allowance of $11.1 related to foreign tax credits, the benefit of which is uncertain.

For the years ended December 31, 2013 and 2012, there were no total increases (decreases) in the valuation allowance. For the year ended December 31, 2011 there was a (decrease) of $(109.0). In the years ended December 31, 2013, 2012 and 2011, there were increases (decreases) of $67.6, $0.0 and $(87.0), respectively, in the valuation allowance that were allocated to operations.
In the years ended December 31, 2013, 2012 and 2011, there were increases (decreases) of $(67.6), $0.0 and $(22.0), respectively, that were allocated to Other comprehensive income.

Tax Sharing Agreement

The Company had a payable to ING U.S., Inc. of $74.1 and $32.1 for federal income taxes as of December 31, 2013 and 2012, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of ING U.S., Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of ING U.S., Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. The
Company's tax sharing agreement with ING U.S., Inc. states that for each taxable year prior to January 1, 2013 during which the
Company is included in a consolidated federal income tax return with ING U.S., Inc., ING U.S., Inc. will pay to the Company an amount equal to the tax benefit of the Company's net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Effective January 1, 2013, the Company entered into a new tax sharing agreement with ING U.S., Inc. which provides that, for
2013 and subsequent years, ING U.S., Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods indicated are as follows:

	Year Ended December 31,
	2013	2012	2011
Balance at beginning of period	$ —	$ —	$ 23.0
Additions for tax positions related to prior years	—	—	4.5
Reductions for tax positions related to prior years	—	—	(4.5)
Reductions for settlements with taxing authorities	—	—	(23.0)
Balance at end of period	$ —	$ —	$ —

The Company had no unrecognized tax benefits for the years ended December 31, 2013 and 2012.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2013 and 2012.

C-63

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Tax Regulatory Matters

During the first quarter 2013, the Internal Revenue Service ("IRS") completed its examination of ING U.S., Inc.'s return for tax year 2011. The 2011 audit settlement did not have a material impact on the Company's financial statements. ING U.S., Inc. is currently under audit by the IRS, and it is expected that the examination of tax year 2012 will be finalized within the next twelve months. ING U.S., Inc. and the IRS have agreed to participate in the Compliance Assurance Program for the tax years 2012 through
2014.

11. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING U.S. Retirement Plan (the "Retirement
Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

Beginning January 1, 2012, the Retirement Plan implemented a cash balance pension formula instead of a final average pay ("FAP")
formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4%
of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the IRS in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the
Company's employ. For participants in the Retirement Plan as of December 31, 2013, there will be a two-year transition period from the Retirement Plan's current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the Consolidated Financial Statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). The costs allocated to the Company for its employees' participation in the Retirement Plan were $6.5, $19.1 and $24.6 for the years ended December 31, 2013, 2012 and 2011, respectively and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING U.S. Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING
NorthAmerica and its affiliates (excluding certain employees, including but not limited to CareerAgents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.
The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan
("ESOP") component. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated November 4, 2013. Savings Plan benefits are not guaranteed by the PBGC. The Savings
Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis.
INGNorthAmericamatchessuchpre-taxcontributions,uptoamaximumof6.0%ofeligiblecompensation. Matchingcontributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.8, $9.7 and $9.8, for the years ended December 31, 2013, 2012 and 2011, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under
ING NorthAmerica SERPs. Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

C-64

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the
Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance
and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the
"Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents").
The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan for the periods presented:

	Year Ended December 31,
	2013	2012
Change in benefit obligation:
Benefit obligation, January 1	$ 97.2	$ 98.7
Interest cost	3.8	4.4
Benefits paid	(7.8)	(9.3)
Actuarial (gains) losses on obligation	(9.1)	3.4
Benefit obligation, December 31	$ 84.1	$ 97.2

Amounts recognized on the Consolidated Balance Sheets consist of:
	December 31,
	2013	2012
Accrued benefit cost	$ (84.1)	$ (97.2)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(6.1)	(7.3)
Net amount recognized	$ (90.2)	$ (104.5)

Assumptions The weighted-average assumptions used in the measurement of the December 31, 2013 and 2012 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2013		2012
Discount rate		4.95%		4.05%
Rate of compensation increase		4.00%		4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.95% was the appropriate discount rate as of December 31, 2013, to calculate the Company's accrued benefit liability.

C-65

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:
	2013	2012		2011
Discount rate	4.05%		4.75%		5.50%
Rate of compensation increase	4.00%		4.00%		4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the periods presented:

	Year Ended December 31,
	2013	2012	2011
Interest cost	$ 3.8	$ 4.4	$ 5.0
Net (gain) loss recognition	(9.1)	3.4	16.0
Amortization of prior service cost (credit)	(1.2)	(1.2)	—
The effect of any curtailment or settlement	—	—	2.2
Net periodic (benefit) cost	$ (6.5)	$ 6.6	$ 23.2

Cash Flows

In 2014, the employer is expected to contribute $6.1 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs andAgents Non-Qualified Plan, for the years ended December 31, 2014 through 2018 and thereafter through 2023, are estimated to be $6.1, $5.3, $5.2, $5.3, $5.5 and $27.8, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 Omnibus Employee Incentive Plan ("the Omnibus Plan") sponsored by ING U.S., Inc., with respect to awards granted in 2013. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form ofAmerican Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plan that upon vesting, will be issuable in ING
U.S., Inc. common stock.

The Company was allocated compensation expense from ING and ING U.S., Inc. of $17.0, $11.0 and $12.6 for the years ended
December 31, 2013, 2012 and 2011, respectively.

The Company recognized tax benefits of $6.0, $3.9 and $4.4 in 2013, 2012 and 2011, respectively.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

  The ING U.S. 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the ING U.S. 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.
  The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.
  The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

C-66

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants.
  In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
  The ING U.S. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
  The ING U.S. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2013, 2012 and 2011, were
$11.3, $11.9 and $9.9, respectively.

12. Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development ("DECD") loaned
ILIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way,
Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD
Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate,
ING North America Insurance Corporation. In November 2012, ILIAC provided a letter of credit to the DECD in the amount of
$10.6 as security for its repayment obligations with respect to the loan.

At December 31, 2013 and 2012, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the
Consolidated Balance Sheets.

13. Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the
Company, as all remaining operating leases were executed by ING North America Insurance Corporation as of December 31,
2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2013, 2012 and 2011, rent expense for leases was $4.0, $4.9 and $5.0, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of

C-67

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2013 and 2012, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $466.8 and $314.9, respectively.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The
Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, LOC and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2013	2012
Other fixed maturities-state deposits	$ 13.1	$ 13.4
Securities pledged(1)	140.1	219.7
Total restricted assets	$ 153.2	$ 233.1

(1) Includes the fair value of loaned securities of $97.6 and $180.2 as of December 31, 2013 and 2012, respectively, which is included in Securities pledged on the
Consolidated Balance Sheets. In addition, as of December 31, 2013 and 2012, the Company delivered securities as collateral of $42.5 and $39.5, respectively, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company.
The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potentiallossesrequiressignificantmanagementjudgment. Itisnotpossibletopredicttheultimateoutcomeortoprovidereasonably
possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

C-68

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. This paragraph contains an estimate of reasonably possible losses above any amounts accrued. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For matters for which a reasonably possible (but not probable) range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31,
2013, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters, as of such date, to be up to approximately $30.0.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation against the Company includes a case styled Healthcare Strategies, Inc., Plan Administrator of the Healthcare Strategies
Inc. 401(k) Plan v. ING Life Insurance and Annuity Company (U.S.D.C. D. CT, filed February 22, 2011), in which two sponsors of 401(k) Plans governed by the Employee Retirement Income Act ("ERISA") claim that ILIAC has entered into revenue sharing agreements with mutual funds and others in violation of the prohibited transaction rules of ERISA. Among other things, the plaintiffs seek disgorgement of all revenue sharing payments and profits earned in connection with such payments, an injunction barring the practice of revenue sharing and attorney fees. On September 26, 2012, the district court certified the case as a class action in which the named plaintiffs represent approximately 15,000 similarly situated plan sponsors. ILIAC denies the allegations and is vigorously defending this litigation. The Court conducted a bench trial of the liability issues, which concluded on October
3, 2013, and the Court has taken the matter under advisement.

C-69

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

14. Related Party Transactions Operating Agreements

ILIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

Investment Advisory agreement with ING Investment Management LLC ("IIM"), an affiliate, in which IIM provides asset management, administrative and accounting services for ILIAC's general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2013, 2012 and
2011, expenses were incurred in the amounts of $27.7, $27.0 and $22.8, respectively.
Services agreement with ING North America for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2013, 2012 and 2011, expenses were incurred in the amounts of $187.1, $183.5 and $180.6, respectively.
Services agreement between ILIAC and its U.S. insurance company affiliates for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002 and December 31,
2007. For the years ended December 31, 2013, 2012 and 2011, net expenses related to the agreement were incurred in the amount of $22.6, $30.8 and $29.8, respectively.
Service agreement with ING Institutional Plan Services, LLC ("IIPS") effective November 30, 2008 pursuant to which
IIPS provides recordkeeper services to certain benefit plan clients of ILIAC. For the years ended December 31, 2013,
2012 and 2011, ILIAC's net earnings related to the agreement were in the amount of $8.2, $7.1 and $8.4, respectively.
Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31,
2013, 2012 and 2011, revenue under the IIM intercompany agreement was $30.5, $26.2 and $24.7, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance
withtheCompany'sexpenseandcostallocationmethods.Revenuesandexpensesrecordedasaresultoftransactionsandagreements
with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company ("ING USA") and
ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as ILIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2013,
2012 and 2011, commissions were collected in the amount of $242.1, $225.5 and $218.3, respectively. Such commissions are, in turn, paid to broker-dealers.
Intercompany agreements with each of ING USA, ILIAC, IIPS, ReliaStar Life Insurance Company and Security Life of
Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1,
2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party. For the years ended December 31,
2013, 2012 and 2011, expenses were incurred under these intercompany agreements in the aggregate amount of $230.5,
$212.3 and $207.9, respectively.
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2013, 2012 and 2011, expenses were incurred under this service agreement in the amount of $3.4,
$3.2 and $3.2, respectively.
Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which
DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING
Investors Trust ("ITT). For the years ended December 31, 2013, 2012 and 2011, expenses were incurred in the amounts of $34.0, $27.0 and $23.3, respectively.

C-70

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreement

Effective January 1, 2014, ILIAC entered into a coinsurance agreement with Langhorne I, LLC, a newly formed affiliated captive reinsurance company to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed
Custody Guarantee business.

Effective, December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company will reinsure to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on the certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New
York will be 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York will be 100%. This agreement is accounted for under the deposit method of accounting and had an immaterial impact to the Consolidated Balance Sheets.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC's investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $152.4, $135.0 and $103.2 (excludes fees paid to ING Investment Management Co.) in 2013, 2012 and
2011, respectively.

DSL has been retained by IIT, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund
Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the "Fund"), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2013, 2012 and 2011, revenue received by
DSL under these agreements (exclusive of fees paid to affiliates) was $418.2, $370.6 and $323.2, respectively. At December 31,
2013 and 2012, DSL had $36.5 and $25.6, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING U.S., Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June
2001 and based upon its renewal on April 1, 2011 expires on April 1, 2016, either party can borrow from the other up to 3% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2013, 2012 and
2011, interest on any Company borrowing was charged at the rate of ING U.S., Inc.'s cost of funds for the interest period, plus
0.15%. During the years ended December 31, 2013, 2012 and 2011, interest on any ING U.S., Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Effective January
2014, interest on any borrowing by either the Company or ING U.S., Inc. is charged at a rate based on the prevailing market rate for similar third-party borrowings or securities.

Under this agreement, the Company did not incur any interest expense for the years ended December 31, 2013, 2012 and 2011.
The Company earned interest income of $0.0, $0.5 and $1.3 for the years ended December 31, 2013, 2012 and 2011, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the

C-71

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Consolidated Statements of Operations. As of December 31, 2013 and 2012, the Company did not have any outstanding receivable with ING U.S., Inc. under the reciprocal loan agreement.

During the second quarter of 2012, ING U.S., Inc. repaid the then outstanding receivable due under the reciprocal loan agreement from the proceeds of its $5.0 billion Senior Unsecured Credit Facility which was entered into on April 20, 2012. The Company and ING U.S., Inc. continue to maintain the reciprocal loan agreement, and future borrowings by either party will be subject to the reciprocal loan terms summarized above.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on
December 29, 2034, to ILIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for the years ended December 31, 2013, 2012 and 2011.

Back-up Facility

On January 26, 2009, ING, for itself and on behalf of certain subsidiaries, including the Company, reached an agreement with the
Dutch State on an Illiquid Asset Back-up Facility (the "Alt-A Back-up Facility") regarding Alt-A RMBS owned by certain subsidiaries of ING U.S., Inc., including the Company. Pursuant to this transaction, the Company transferred all risks and rewards on 80% of a $1.1 billion par Alt-A RMBS portfolio to ING Support Holding B.V. ("ING Support Holding"), a wholly owned subsidiary of ING Group by means of the granting of a participation interest to ING Support Holding. ING and ING Support
Holding entered into a back-to-back arrangement with the Dutch State on this 80%. As a result of this transaction, the Company retained 20% of the exposure for any results on the $1.1 billion Alt-A RMBS portfolio.

The purchase price for the participation payable by the Dutch State was set at 90% of the par value of the 80% interest in the securities as of that date. This purchase price was payable in installments, was recognized as a loan granted to the Dutch State with a value of $794.4, and was recorded as Loan-Dutch State Obligation on the Consolidated Balance Sheets (the "Dutch State
Obligation"). Under the transaction, other fees were payable by both the Company and the Dutch State.

On November 13, 2012, ING, all participating ING U.S., Inc. subsidiaries, including the Company, ING Support Holding and
ING Bank N.V. ("ING Bank") entered into restructuring arrangements with the Dutch State, which closed the following day (the
"TerminationAgreement"). Pursuant to the restructuring transaction, the Company sold the Dutch State Obligation to ING Support
Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss. Following the restructuring transaction, the Company continued to own 20%
of the Alt-A RMBS and had the right to sell these securities, subject to a right of first refusal granted to ING Bank. Effective March
14, 2014, the right of first refusal granted to ING Bank was terminated and the Company may freely dispose of these securities.

C-72

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a) Financial Statements:
	(1)	Included in Part B:
Financial Statements of Variable Annuity Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2013
		-	Statements of Operations for the year ended December 31, 2013
		-	Statements of Changes in Net Assets for the years ended December 31, 2013 and
2012
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2013 and 2012
		-	Consolidated Statements of Operations for the years ended December 31, 2013,
2012 and 2011
Consolidated Statements of Comprehensive Income for the years ended
December 31, 2013, 2012 and 2011
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2013, 2012 and 2011
		-	Consolidated Statements of Cash Flows for the years ended December 31, 2013,
2012 and 2011
		-	Notes to Consolidated Financial Statements

(b) Exhibits
	(1)	Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by
reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-
4, File No. 33-75986, as filed on April 22, 1996.)
	(2)	Not Applicable.
	(3.1)	Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 22, 1996.)
	(3.2)	Distribution Agreement between ING Life Insurance and Annuity Company on behalf of Variable Annuity Account B and Directed Services, LLC, dated December 2, 2009
(Incorporated herein by reference to Pre-effective Amendment No. 1 to Registration
Statement on Form S-1, File No. 333-162140, as filed on December 31, 2009).
	(3.3)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
	(3.4)	Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective
December 23, 2013) to the Intercompany Agreement dated December 22, 2010
(effective January 1, 2010) between Directed Services LLC (DSL) and ING Life
Insurance and Annuity Company (ILIAC). (Incorporated herein by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4, File No. 333-
167680, as filed on April 9, 2014).
	(3.5)	Intercompany Agreement dated December 22, 2010 between ING Investment
Management LLC and ING Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-
4, File No. 333-167680, as filed on February 11, 2011.)
	(3.6)	Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective
December 23, 2013) to the Intercompany Agreement dated December 22, 2010
(effective January 1, 2010) between ING Investment Management LLC (IIM) and ING
Life Insurance and Annuity Company (ILIAC), (Incorporated herein by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4, File No. 333-
167680, as filed on April 9, 2014).

(4.1)	Single Premium Deferred Individual Variable Annuity Contract with Minimum
Guaranteed Withdrawal Benefit (ICC12-IL-IA-4030) (11/13/2013), attached.
(4.2)

Individual Retirement Annuity Endorsement (ICC12 IL-RA-4031) (02/2013), incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form
N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B filed with the
Securities and Exchange Commission on July 1, 2013 (File Nos. 333-167182, 811-02512).

(4.3)
Roth Individual Retirement Annuity Endorsement (ICC12 IL-RA-4032) (02/2013), incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form
N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B filed with the
Securities and Exchange Commission on July 1, 2013 (File Nos. 333-167182, 811-02512).
(5.1)	Single Premium Deferred Individual Variable Annuity Application, (ICC12 155953)
(12/10/2012), incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration
 Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B
filed with the Securities and Exchange Commission on July 1, 2013 (File Nos. 333-167182, 811-02512).
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company. (Incorporated herein by reference to ING
Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-
23376, as filed on March 31, 2008.)
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 33-23376, as filed on
March 31, 2008.)
(7)	Not Applicable.
(8.1)	Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Initial Registration Statement on
Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.2)	Amendment dated November 9, 1998, to Fund Participation Agreement dated as of May
1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 2 on Form N-4, File No. 333-56297, as filed on December
14, 1998.)
(8.3)	Second Amendment dated December 31, 1999, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No.
19 on Form N-4, File No. 333-01107, as filed on February 16, 2000.)
(8.4)	Third Amendment dated February 11, 2000, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, and December 31, 1999, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
Investment Management, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.5)	Fourth Amendment dated May 1, 2000, to Fund Participation Agreement dated as of
May 1, 1998, and amended on November 9, 1998, December 31, 1999, and February 11,
2000, by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4,
2000.)

(8.6)	Fifth Amendment dated February 27, 2001, to Fund Participation Agreement dated as of
May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, and May 1, 2000, by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4, File No. 333-01107, as
filed on April 13, 2001.)
(8.7)	Sixth Amendment dated as of June 19, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000, and February 27, 2001, by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-4,
File No. 33-75988, as filed on April 13, 2004.)
(8.8)	Service Agreement effective as of May 1, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.9)	Amendment dated November 4, 1998, and effective as of October 15, 1998, to Service
Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)
(8.10)	Second Amendment dated February 11, 2000, to Service Agreement effective as of May
1, 1998, and amended on November 4, 1998, between Aeltus Investment Management,
Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.11)	Third Amendment dated May 1, 2000, to Service Agreement effective as of May 1,
1998, and amended on November 4, 1998, and February 11, 2000, between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4, File No.
333-01107, as filed on April 4, 2000.)

(8.12)	Fourth Amendment dated as of June 26, 2001, to Service Agreement effective as of May
1, 1998, and amended on November 4, 1998, February 11, 2000, and May 1, 2000,
between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4, File No. 033-75988, as filed on April 13, 2004.)
(8.13)	Fund Participation Agreement dated April 30, 2003, among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. (Incorporated herein by reference to Post-effective
Amendment No. 54 to Registration Statement on Form N-1A, File No. 033-23512, as
filed on August 1, 2003.)
(8.14)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed
Services, Inc. (Incorporated by reference to Post-Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), a filed on November 21,
2006.)
(8.15)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective October 16, 2007, between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4, File No. 033-75962, as filed on June 15, 2007.)
(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Authorization for Signatures. (Incorporated herein by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 2, 1996.)
(14)	Powers of Attorney, attached.

Item 25	Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
Mary (Maliz) E. Beams*	One Orange Way	Director and President
Windsor, CT 06095-4774
Steven T. Pierson*	5780 Powers Ferry Road, NW	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Mark B. Kaye*	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Financial Officer
Michael S. Smith*	1475 Dunwoody Drive	Director
West Chester, PA 19380
Ewout L. Steenbergen*	230 Park Avenue	Director, Executive Vice President,
	New York, NY 10169	Finance
Chetlur S. Ragavan*	5780 Powers Ferry Road, NW	Director, Executive Vice President and
	Atlanta, GA 30327-4390	Chief Risk Officer
Alain M. Karaoglan*	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin, Jr.*	230 Park Avenue	Director
New York, NY 10169
Tina A. Campbell	30 Braintree Hill Office Park, Flrs. 2-4	Senior Vice President and Deputy
	Braintree, MA 02184	General Counsel

Name	Principal Business Address	Positions and Offices with Depositor
Boyd G. Combs	5780 Powers Ferry Road, NW	Senior Vice President, Tax
Atlanta, GA 30327-4390
Ralph R. Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Michael J. Gioffre	One Orange Way	Senior Vice President, Compliance
Windsor, CT 06095-4774
Howard F. Greene	230 Park Avenue	Senior Vice President , Compensation
New York, NY 10169
Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095
Christine L. Hurtsellers	5780 Powers Ferry Road, NW	Senior Vice President
Atlanta, GA 30327-4390
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, NW	Senior Vice President
Atlanta, GA 30327-4390
David S. Pendergrass	5780 Powers Ferry Road, NW	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Anne M. Iezzi	One Orange Way	Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 14, attached.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 for Variable Annuity Account B of ING Life Insurance and Annuity Company
(File No. 033-75996), as filed with the Securities and Exchange Commission on April 11, 2014.

Item 27.	Number of Contract Owners
As of February 28, 2014, there are 0 qualified contract owners and 0 non-qualified contract owners.

Item 28.	Indemnification
Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by
Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the
CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that
Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.
Also Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains
Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor and any/all assets under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a. “Financial Institutional Bond”).

Item 29.	Principal Underwriter
(a) In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its Separate Accounts
A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York
through its Separate Account NY-B. Also, Directed Services LLC serves as investment advisor to
Voya Investors Trust and Voya Partners, Inc.
(b) The following information is furnished with respect to the principal officers and directors of
Directed Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter

Chad J. Tope	909 Locust Street	President and Director
Des Moines, IA 50309
Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478
Patrick J. Kennedy	One Orange Way	Director
Windsor, CT 06095
Shaun P. Mathews	One Orange Way	Executive Vice President
Windsor, CT 06095
Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Name	Principal Business Address	Positions and Offices with Underwriter

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169
Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258
Regina A. Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095
Julius A. Drelick, III	7337 E Doubletree Ranch Road	Senior Vice President and Investment Adviser
	Scottsdale, AZ 85258	Chief Compliance Officer
Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Jody I. Hrazanek	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258
David S. Pendergrass	5780 Powers Ferry Road	Vice President and Treasurer
Atlanta, GA 30327-4390
Jason R. Rausch	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Stephen Sedmak	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390
May F. Tong	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Paul L. Zemsky	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095
Huey P. Falgout	7337 E Doubletree Ranch Road	Assistant Secretary
Scottsdale, AZ 85258
C. Nikol Gianopooulous	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Angelia M. Lattery	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

(c) Compensation from January 1, 2013 to December 31, 2013:

	2013 Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$20,161,185	$0	$0	$0

Item 30.	Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774
and ING North America Insurance Corporation at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and
1475 Dunwoody Drive, West Chester, PA 19380-1478.

Item 31.	Management Services
Not Applicable.

Item 32.	Undertakings
Registrant hereby undertakes:
to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;
and
to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                                                       REPRESENTATIONS

The account meets the definition of a “separate account” under federal securities law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ING Life Insurance and Annuity Company.

The Depositor and Registrant rely on SEC regulation.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING Life
Insurance and Annuity Company, Variable Annuity Account B, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf in the Town of Windsor, State of Connecticut, on the
23rd day of April 2014.

By:	VARABLE ANNUITY ACCOUNT B
(REGISTRANT)

By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(DEPOSITOR)

By:	Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams
President (Principal Executive Officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie as
Attorney-in-Fact*

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 23, 2014.

Signatures	Titles

Mary (Maliz) E. Beams*	Director and President
Mary (Maliz) E. Beams	(principal executive officer)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson	(principal accounting officer)

Mark B. Kaye*	Senior Vice President and Chief Financial Officer
Mark B. Kaye	(principal financial officer)

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin*	Director
Rodney O. Martin

Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Michael S. Smith*	Director
Michael S. Smith

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

By: /s/ J. Neil McMurdie
J. Neil McMurdie as
Attorney-in-Fact*

*Executed by J. Neil McMurdie on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #
24(b)(4.1)	Single Premium Deferred Individual Variable Annuity Contract	EX-99.B4.1
with Minimum Guaranteed Withdrawal benefit (ICC12-IL-IA 4030)
(11-13-2013), attached.
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(14)	Powers of Attorney	EX-99.B14